UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23910

Venerable Variable Insurance Trust
(Exact name of registrant as specified in charter)
1475 Dunwoody Drive, Suite 200
West Chester, PA 19380
(Address of principal executive offices) (Zip code)
The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
1-888-755-1133
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-366-0066
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2026 to June 30, 2026

Item 1. Reports to Stockholders

Venerable US Large Cap Core Equity Fund

Class I

VVEIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable US Large Cap Core Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$38	0.74%

Key Fund Statistics

  Net Assets (thousands)$630,414
  Total Number of Portfolio Holdings 322
  Total Advisory Fees Paid (thousands) $1,892
  Portfolio Turnover Rate8%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.4%
Common Stocks	97.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	41.0%
Financial Services	14.2%
Consumer Discretionary	11.5%
Health Care	9.4%
Producer Durables	8.5%
Materials and Processing	4.5%
Energy	3.4%
Utilities	3.1%
Consumer Staples	2.0%
Other	2.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable US Large Cap Strategic Equity Fund

Class I

VVSIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable US Large Cap Strategic Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$38	0.73%

Key Fund Statistics

  Net Assets (thousands)$2,778,492
  Total Number of Portfolio Holdings 435
  Total Advisory Fees Paid (thousands) $8,226
  Portfolio Turnover Rate28%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.2)%
Short-Term Investments	2.3%
Common Stocks	97.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	43.3%
Financial Services	13.0%
Consumer Discretionary	12.3%
Health Care	10.5%
Producer Durables	6.2%
Materials and Processing	3.4%
Utilities	3.3%
Consumer Staples	3.1%
Energy	2.8%
Other	2.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable US Large Cap Strategic Equity Fund

Class V

VVSVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable US Large Cap Strategic Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$44	0.86%

Key Fund Statistics

  Net Assets (thousands)$2,778,492
  Total Number of Portfolio Holdings 435
  Total Advisory Fees Paid (thousands) $8,226
  Portfolio Turnover Rate28%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.2)%
Short-Term Investments	2.3%
Common Stocks	97.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	43.3%
Financial Services	13.0%
Consumer Discretionary	12.3%
Health Care	10.5%
Producer Durables	6.2%
Materials and Processing	3.4%
Utilities	3.3%
Consumer Staples	3.1%
Energy	2.8%
Other	2.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable US Small Cap Fund

Class V

VEAVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable US Small Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$48	0.85%

Key Fund Statistics

  Net Assets (thousands)$160,886
  Total Number of Portfolio Holdings 925
  Total Advisory Fees Paid (thousands) $589
  Portfolio Turnover Rate41%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.5)%
Short-Term Investments	3.3%
Common Stocks	97.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Producer Durables	18.4%
Financial Services	17.9%
Health Care	17.6%
Technology	15.8%
Consumer Discretionary	10.9%
Materials and Processing	7.9%
Energy	5.6%
Utilities	2.2%
Consumer Staples	0.9%
Other	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Real Estate Fund

Class V

VVRVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Real Estate Fund for the period of March 20, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$29Footnote Reference(a)	1.00%Footnote Reference(a)

Key Fund Statistics

  Net Assets (thousands)$87,990
  Total Number of Portfolio Holdings 60
  Total Advisory Fees Paid (thousands) $193
  Portfolio Turnover Rate5%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.3%
Short-Term Investments	1.9%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Healthcare	18.1%
Technology	17.9%
Diversified	14.7%
Retail	12.6%
Residential	12.2%
Industrial	10.5%
Self Storage	5.1%
Lodging/Resorts	5.0%
Office	1.7%
Other	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable International Equity Fund

Class V

VEQVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable International Equity Fund for the period of March 20, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$28Footnote Reference(a)	0.99%Footnote Reference(a)

Key Fund Statistics

  Net Assets (thousands)$187,004
  Total Number of Portfolio Holdings 177
  Total Advisory Fees Paid (thousands) $412
  Portfolio Turnover Rate22%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.2%
Preferred Stocks	0.9%
Short-Term Investments	2.4%
Common Stocks	96.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	21.1%
France	11.2%
United Kingdom	9.2%
Australia	7.5%
United States	6.5%
Italy	5.8%
Germany	5.8%
Spain	4.1%
Switzerland	3.9%
Netherlands	3.9%
Other Common Stocks	17.5%
Other	3.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable Emerging Markets Equity Fund

Class V

VVDVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Emerging Markets Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$81	1.44%

Key Fund Statistics

  Net Assets (thousands)$161,614
  Total Number of Portfolio Holdings 452
  Total Advisory Fees Paid (thousands) $769
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.5%
Preferred Stocks	1.7%
Short-Term Investments	2.8%
Common Stocks	95.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
South Korea	23.1%
Taiwan	22.6%
China	19.1%
India	8.8%
Brazil	4.4%
Thailand	2.0%
South Africa	1.9%
Mexico	1.8%
Saudi Arabia	1.7%
Hong Kong	1.0%
Other Common Stocks	8.6%
Other	5.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable World Equity Fund

Class I

VVWIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable World Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$46	0.89%

Key Fund Statistics

  Net Assets (thousands)$1,095,315
  Total Number of Portfolio Holdings 637
  Total Advisory Fees Paid (thousands) $4,090
  Portfolio Turnover Rate13%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.9%
Preferred Stocks	0.2%
Short-Term Investments	2.7%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	60.6%
Japan	4.9%
United Kingdom	4.9%
France	4.1%
Taiwan	3.1%
Netherlands	2.8%
Germany	2.4%
South Korea	1.8%
Canada	1.7%
Switzerland	1.4%
Other Common Stocks	7.5%
Other	4.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable World Equity Fund

Class V

VVWVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable World Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$44	0.85%

Key Fund Statistics

  Net Assets (thousands)$1,095,315
  Total Number of Portfolio Holdings 637
  Total Advisory Fees Paid (thousands) $4,090
  Portfolio Turnover Rate13%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.9%
Preferred Stocks	0.2%
Short-Term Investments	2.7%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	60.6%
Japan	4.9%
United Kingdom	4.9%
France	4.1%
Taiwan	3.1%
Netherlands	2.8%
Germany	2.4%
South Korea	1.8%
Canada	1.7%
Switzerland	1.4%
Other Common Stocks	7.5%
Other	4.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable High Yield Fund

Class I

VHYIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable High Yield Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$40	0.79%

Key Fund Statistics

  Net Assets (thousands)$665,256
  Total Number of Portfolio Holdings 263
  Total Advisory Fees Paid (thousands) $2,179
  Portfolio Turnover Rate19%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	3.1%
Preferred Stocks	0.6%
Short-Term Investments	0.8%
Long-Term Fixed Income Investments	95.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	92.5%
International Debt	3.0%
Other	4.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable High Yield Fund

Class V

VHYVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable High Yield Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$36	0.72%

Key Fund Statistics

  Net Assets (thousands)$665,256
  Total Number of Portfolio Holdings 263
  Total Advisory Fees Paid (thousands) $2,179
  Portfolio Turnover Rate19%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	3.1%
Preferred Stocks	0.6%
Short-Term Investments	0.8%
Long-Term Fixed Income Investments	95.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	92.5%
International Debt	3.0%
Other	4.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Strategic Bond Fund

Class I

VVBIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Strategic Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$29	0.59%

Key Fund Statistics

  Net Assets (thousands)$1,731,961
  Total Number of Portfolio Holdings 555
  Total Advisory Fees Paid (thousands) $3,919
  Portfolio Turnover Rate61%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(17.2)%
Securities Sold Short	(0.1)%
Short-Term Investments	1.8%
Long-Term Fixed Income Investments	115.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	45.1%
Corporate Bonds and Notes	30.6%
United States Government Treasuries	30.5%
Asset-Backed Securities	8.3%
Municipal Bonds	1.0%
Other	(15.5)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Strategic Bond Fund

Class V

VVBVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Strategic Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$40	0.80%

Key Fund Statistics

  Net Assets (thousands)$1,731,961
  Total Number of Portfolio Holdings 555
  Total Advisory Fees Paid (thousands) $3,919
  Portfolio Turnover Rate61%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(17.2)%
Securities Sold Short	(0.1)%
Short-Term Investments	1.8%
Long-Term Fixed Income Investments	115.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	45.1%
Corporate Bonds and Notes	30.6%
United States Government Treasuries	30.5%
Asset-Backed Securities	8.3%
Municipal Bonds	1.0%
Other	(15.5)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Inflation Focused Fund

Class V

VIFVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Inflation Focused Fund for the period of March 20, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$23Footnote Reference(a)	0.84%Footnote Reference(a)

Key Fund Statistics

  Net Assets (thousands)$86,592
  Total Number of Portfolio Holdings 240
  Total Advisory Fees Paid (thousands) $104
  Portfolio Turnover Rate6%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(1.8)%
Short-Term Investments	21.4%
Long-Term Fixed Income Investments	80.4%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
United States Government Treasuries	30.6%
Corporate Bonds and Notes	27.1%
Mortgage-Backed Securities	15.0%
Asset-Backed Securities	7.7%
Other	19.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Footnote	Description
Footnote(a)	Expenses are only for the period since inception and would be higher for a full reporting period.

Venerable Large Cap Index Fund

Class I

VVLIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Large Cap Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$14	0.27%

Key Fund Statistics

  Net Assets (thousands)$4,640,868
  Total Number of Portfolio Holdings 506
  Total Advisory Fees Paid (thousands) $3,418
  Portfolio Turnover Rate1%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	1.3%
Common Stocks	98.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	45.7%
Financial Services	13.1%
Consumer Discretionary	12.0%
Health Care	8.7%
Producer Durables	7.3%
Energy	3.0%
Utilities	3.0%
Consumer Staples	3.0%
Materials and Processing	2.9%
Other	1.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Large Cap Index Fund

Class V

VVLVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Large Cap Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$27	0.51%

Key Fund Statistics

  Net Assets (thousands)$4,640,868
  Total Number of Portfolio Holdings 506
  Total Advisory Fees Paid (thousands) $3,418
  Portfolio Turnover Rate1%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	1.3%
Common Stocks	98.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	45.7%
Financial Services	13.1%
Consumer Discretionary	12.0%
Health Care	8.7%
Producer Durables	7.3%
Energy	3.0%
Utilities	3.0%
Consumer Staples	3.0%
Materials and Processing	2.9%
Other	1.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Mid Cap Index Fund

Class V

VEFVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Mid Cap Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$35	0.65%

Key Fund Statistics

  Net Assets (thousands)$1,109,235
  Total Number of Portfolio Holdings 824
  Total Advisory Fees Paid (thousands) $1,389
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	1.8%
Common Stocks	98.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	18.6%
Technology	17.8%
Producer Durables	14.9%
Consumer Discretionary	12.9%
Health Care	10.4%
Materials and Processing	7.6%
Utilities	7.0%
Energy	4.9%
Consumer Staples	4.1%
Other	1.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Small Cap Index Fund

Class V

VVAVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Small Cap Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$37	0.68%

Key Fund Statistics

  Net Assets (thousands)$259,211
  Total Number of Portfolio Holdings 1,976
  Total Advisory Fees Paid (thousands) $376
  Portfolio Turnover Rate20%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.4)%
Short-Term Investments	1.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	24.9%
Health Care	19.6%
Producer Durables	14.2%
Technology	12.6%
Consumer Discretionary	10.9%
Materials and Processing	6.1%
Energy	4.9%
Utilities	4.1%
Consumer Staples	1.8%
Other	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable International Index Fund

Class I

VEEIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable International Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$22	0.43%

Key Fund Statistics

  Net Assets (thousands)$1,001,306
  Total Number of Portfolio Holdings 674
  Total Advisory Fees Paid (thousands) $1,501
  Portfolio Turnover Rate2%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.6%
Preferred Stocks	0.2%
Short-Term Investments	0.3%
Common Stocks	97.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	23.2%
United Kingdom	10.8%
Germany	8.3%
France	8.1%
United States	7.2%
Australia	7.1%
Switzerland	6.2%
Netherlands	6.2%
Spain	3.7%
Italy	3.1%
Other Common Stocks	14.0%
Other	2.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable International Index Fund

Class V

VEEVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable International Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$36	0.70%

Key Fund Statistics

  Net Assets (thousands)$1,001,306
  Total Number of Portfolio Holdings 674
  Total Advisory Fees Paid (thousands) $1,501
  Portfolio Turnover Rate2%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.6%
Preferred Stocks	0.2%
Short-Term Investments	0.3%
Common Stocks	97.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	23.2%
United Kingdom	10.8%
Germany	8.3%
France	8.1%
United States	7.2%
Australia	7.1%
Switzerland	6.2%
Netherlands	6.2%
Spain	3.7%
Italy	3.1%
Other Common Stocks	14.0%
Other	2.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Bond Index Fund

Class I

VECIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Bond Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$18	0.36%

Key Fund Statistics

  Net Assets (thousands)$350,636
  Total Number of Portfolio Holdings 477
  Total Advisory Fees Paid (thousands) $405
  Portfolio Turnover Rate28%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.7%
Short-Term Investments	0.7%
Long-Term Fixed Income Investments	98.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
United States Government Treasuries	45.7%
Corporate Bonds and Notes	25.8%
Mortgage-Backed Securities	24.4%
International Debt	1.8%
United States Government Agencies	0.5%
Asset-Backed Securities	0.4%
Other	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Bond Index Fund

Class V

VECVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Bond Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$30	0.61%

Key Fund Statistics

  Net Assets (thousands)$350,636
  Total Number of Portfolio Holdings 477
  Total Advisory Fees Paid (thousands) $405
  Portfolio Turnover Rate28%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.7%
Short-Term Investments	0.7%
Long-Term Fixed Income Investments	98.6%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
United States Government Treasuries	45.7%
Corporate Bonds and Notes	25.8%
Mortgage-Backed Securities	24.4%
International Debt	1.8%
United States Government Agencies	0.5%
Asset-Backed Securities	0.4%
Other	1.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Intermediate Corporate Bond Index Fund

Class I

VEBIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Intermediate Corporate Bond Index Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class I	$18	0.36%

Key Fund Statistics

  Net Assets (thousands)$920,007
  Total Number of Portfolio Holdings 489
  Total Advisory Fees Paid (thousands) $1,060
  Portfolio Turnover Rate22%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.3%
Short-Term Investments	0.2%
Long-Term Fixed Income Investments	98.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	98.5%
Other	1.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Conservative Allocation Fund

Class V

VCAVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Conservative Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$26	0.52%

Key Fund Statistics

  Net Assets (thousands)$148,080
  Total Number of Portfolio Holdings 4
  Total Advisory Fees Paid (thousands) $38
  Portfolio Turnover Rate5%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	74.9%
Domestic Equities	17.7%
International Equities	7.5%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Conservative Appreciation Allocation Fund

Class V

VIAVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Conservative Appreciation Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$25	0.50%

Key Fund Statistics

  Net Assets (thousands)$457,380
  Total Number of Portfolio Holdings 4
  Total Advisory Fees Paid (thousands) $116
  Portfolio Turnover Rate4%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	60.0%
Domestic Equities	28.0%
International Equities	12.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable World Conservative Allocation Fund

Class V

VWCVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable World Conservative Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$4	0.08%

Key Fund Statistics

  Net Assets (thousands)$138,714
  Total Number of Portfolio Holdings 3
  Total Advisory Fees Paid (thousands) $21
  Portfolio Turnover Rate3%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	59.9%
International Equities	40.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Moderate Allocation Fund

Class V

VMAVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Moderate Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$9	0.17%

Key Fund Statistics

  Net Assets (thousands)$2,092,892
  Total Number of Portfolio Holdings 4
  Total Advisory Fees Paid (thousands) $524
  Portfolio Turnover Rate5%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Domestic Equities	60.2%
Fixed Income	39.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Moderate Appreciation Allocation Fund

Class V

VIIVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Moderate Appreciation Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$25	0.49%

Key Fund Statistics

  Net Assets (thousands)$975,703
  Total Number of Portfolio Holdings 4
  Total Advisory Fees Paid (thousands) $244
  Portfolio Turnover Rate3%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Domestic Equities	42.2%
Fixed Income	39.8%
International Equities	18.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable World Moderate Allocation Fund

Class V

VWMVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable World Moderate Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$10	0.20%

Key Fund Statistics

  Net Assets (thousands)$368,303
  Total Number of Portfolio Holdings 3
  Total Advisory Fees Paid (thousands) $92
  Portfolio Turnover Rate3%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	60.2%
Fixed Income	39.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable Appreciation Allocation Fund

Class V

VAAVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable Appreciation Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$25	0.49%

Key Fund Statistics

  Net Assets (thousands)$1,533,953
  Total Number of Portfolio Holdings 3
  Total Advisory Fees Paid (thousands) $382
  Portfolio Turnover Rate3%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Domestic Equities	52.8%
Fixed Income	24.7%
International Equities	22.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Venerable World Appreciation Allocation Fund

Class V

VEDVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about Venerable World Appreciation Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also request this information by contacting us at (800) 366-0066.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class V	$8	0.16%

Key Fund Statistics

  Net Assets (thousands)$373,678
  Total Number of Portfolio Holdings 3
  Total Advisory Fees Paid (thousands) $93
  Portfolio Turnover Rate2%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	75.2%
Fixed Income	24.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://docs.venerable.com/#/venerable-variable-insurance-trust.

Item 2. Code of Ethics.

Annual Report Only.

Item 3. Audit Committee Financial Expert.

Annual Report Only.

Item 4. Principal Accountant Fees and Services.

Annual Report Only.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2026 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Venerable Variable Insurance Trust
June 30, 2026 (Unaudited)
FUND
Venerable US Large Cap Core Equity Fund
Venerable US Large Cap Strategic Equity Fund
Venerable US Small Cap Fund
Venerable Real Estate Fund
Venerable International Equity Fund
Venerable Emerging Markets Equity Fund
Venerable World Equity Fund
Venerable High Yield Fund
Venerable Strategic Bond Fund
Venerable Inflation Focused Fund
Venerable Large Cap Index Fund
Venerable Mid Cap Index Fund
Venerable Small Cap Index Fund
Venerable International Index Fund
Venerable Bond Index Fund
Venerable Intermediate Corporate Bond Index Fund
Venerable Conservative Allocation Fund
Venerable Conservative Appreciation Allocation Fund
Venerable World Conservative Allocation Fund
Venerable Moderate Allocation Fund
Venerable Moderate Appreciation Allocation Fund
Venerable World Moderate Allocation Fund
Venerable Appreciation Allocation Fund
Venerable World Appreciation Allocation Fund

Venerable Variable
Insurance Trust
Venerable Variable Insurance
Trust is a series investment
company with twenty-four
different investment portfolios
referred to as Funds.

Page
Venerable US Large Cap Core Equity Fund (Form N-CSR Item 7) 3
Venerable US Large Cap Strategic Equity Fund (Form N-CSR Item 7) 12
Venerable US Small Cap Fund (Form N-CSR Item 7) 22
Venerable Real Estate Fund (Form N-CSR Item 7) 37
Venerable International Equity Fund (Form N-CSR Item 7) 43
Venerable Emerging Markets Equity Fund (Form N-CSR Item 7) 52
Venerable World Equity Fund (Form N-CSR Item 7) 64
Venerable High Yield Fund (Form N-CSR Item 7) 78
Venerable Strategic Bond Fund (Form N-CSR Item 7) 88
Venerable Inflation Focused Fund (Form N-CSR Item 7) 104
Venerable Large Cap Index Fund (Form N-CSR Item 7) 116
Venerable Mid Cap Index Fund (Form N-CSR Item 7) 126
Venerable Small Cap Index Fund (Form N-CSR Item 7) 140
Venerable International Index Fund (Form N-CSR Item 7) 164
Venerable Bond Index Fund (Form N-CSR Item 7) 178
Venerable Intermediate Corporate Bond Index Fund (Form N-CSR Item 7) 192
Venerable Conservative Allocation Fund (Form N-CSR Item 7) 207
Venerable Conservative Appreciation Allocation Fund (Form N-CSR Item 7) 212
Venerable World Conservative Allocation Fund (Form N-CSR Item 7) 217
Venerable Moderate Allocation Fund (Form N-CSR Item 7) 222
Venerable Moderate Appreciation Allocation Fund (Form N-CSR Item 7) 227
Venerable World Moderate Allocation Fund (Form N-CSR Item 7) 232
Venerable Appreciation Allocation Fund (Form N-CSR Item 7) 237
Venerable World Appreciation Allocation Fund (Form N-CSR Item 7) 242
Notes to Schedules of Investments (Form N-CSR Item 7) 247
Notes to Financial Highlights (Form N-CSR Item 7) 248
Notes to Financial Statements (Form N-CSR Item 7) 249
Basis for Approval of Investment Advisory Contracts (Form N-CSR Item 11) 273
Adviser, Sub-Advisers and Service Providers 282
Venerable Variable Insurance Trust
Semi-Annual Financial Statements and Other Information
June 30, 2026 (Unaudited)
Table of Contents

Venerable Variable Insurance Trust (the “Trust”)
The Trust’s investment adviser is Venerable Investment Advisers, LLC (the "Adviser"). The Adviser is a wholly-
owned subsidiary of Venerable Holdings, Inc. ("Venerable"). Created by an investor group led by affiliates of
Apollo Global Management, Inc., Crestview Partners, and Reverence Capital Partners, Venerable owns and manages legacy variable annuity business acquired from other entities.
Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
The Funds are distributed by Russell Investments Financial Services, LLC* (the “Distributor”) (member
FINRA), which is not affiliated with the Adviser. The Distributor will make payments to financial intermediaries, including to Directed Services LLC (“DSL”), an affiliate of the Adviser to the Trust which will provide distribution-related services to the Trust.
* Effective July 1, 2026, Directed Services, LLC serves as the Trust's distributor.

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Core Equity Fund 3
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 97.6%
Consumer Discretionary - 11.5%
Amazon.com, Inc.(Æ) 97,578 23,257
AutoZone, Inc.(Æ) 412 1,317
Axon Enterprise, Inc.(Æ) 714 400
Best Buy Co., Inc. 8,342 633
Carnival Corp., Ltd. 14,950 427
Charter Communications, Inc. Class A(Æ) 1,640 233
Chipotle Mexican Grill, Inc. Class A(Æ) 27,717 942
Comcast Corp. Class A 23,518 577
Costco Wholesale Corp. 1,385 1,296
Coupang, Inc.(Æ) 34,304 596
Deckers Outdoor Corp.(Æ) 9,382 932
Dollar General Corp. 3,340 384
Domino's Pizza, Inc. 1,739 515
eBay, Inc. 8,039 898
Expedia Group, Inc. 1,331 341
Ford Motor Co. 40,526 563
General Motors Co. 48,458 3,735
Hilton Worldwide Holdings, Inc. 1,472 486
Home Depot, Inc. (The) 8,467 2,986
Las Vegas Sands Corp. 7,192 332
Lear Corp. 5,622 754
Lennar Corp. Class A 3,915 354
Lowe's Cos., Inc. 16,178 3,567
Marriott International, Inc. Class A 2,239 830
McDonald's Corp. 11,661 3,152
Netflix, Inc. Class B(Æ) 32,808 2,343
NIKE, Inc. Class B 8,643 355
O'Reilly Automotive, Inc.(Æ) 4,777 440
QXO, Inc.(Æ) 19,378 335
Royal Caribbean Cruises, Ltd. 1,996 634
RTX Corp. 8,035 1,524
Target Corp. 18,458 2,411
Tesla, Inc.(Æ) 12,059 5,072
TJX Cos., Inc. (The) 4,042 612
Versant Media Group, Inc. 940 34
Walmart, Inc. 42,650 4,831
Walt Disney Co. (The) 31,141 2,997
Wayfair, Inc. Class A(Æ) 1,632 151
Williams-Sonoma, Inc. 4,339 1,011
Yum! Brands, Inc. 2,588 414
72,671
Consumer Staples - 2.0%
Altria Group, Inc. 8,250 593
Archer-Daniels-Midland Co. 13,804 1,055
Church & Dwight Co., Inc. 5,933 575
Clorox Co. (The) 3,976 379
Coca-Cola Co. (The) 9,673 786
Estee Lauder Cos., Inc. (The) Class A 6,191 489
Kenvue, Inc. 13,118 251
Kroger Co. (The) 6,173 343
Mondelez International, Inc. Class A 49,893 2,886
Monster Beverage Corp.(Æ) 7,358 707
PepsiCo, Inc. 5,167 700
Philip Morris International, Inc. 5,511 997
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Procter & Gamble Co. (The) 6,734 987
Smithfield Foods, Inc. 7,279 176
Sysco Corp. 10,791 902
Tyson Foods, Inc. Class A 15,786 904
12,730
Energy - 3.4%
Baker Hughes Co. 67,667 3,756
Chevron Corp. 4,867 807
Devon Energy Corp. 11,280 466
Eaton Corp. PLC 12,406 5,286
EOG Resources, Inc. 4,527 587
Exxon Mobil Corp. 27,683 3,785
First Solar, Inc.(Æ) 1,472 347
ONEOK, Inc. 4,667 406
Phillips 66 14,024 2,371
SLB, Ltd. 10,910 507
Valero Energy Corp. 9,746 2,538
Williams Cos., Inc. (The) 9,455 703
21,559
Financial Services - 14.2%
Aflac, Inc. 6,058 710
Allstate Corp. (The) 1,846 439
Ally Financial, Inc. 21,960 1,009
American Express Co. 12,412 4,198
American International Group, Inc. 5,620 419
American Tower Corp.(ö) 8,840 1,446
Ameriprise Financial, Inc. 929 426
Aon PLC Class A 1,501 498
Arthur J Gallagher & Co. 9,667 2,219
Bank of America Corp. 59,641 3,398
Bank of New York Mellon Corp. (The) 19,296 2,790
Berkshire Hathaway, Inc. Class B(Æ) 18,767 9,391
BlackRock, Inc. 653 628
Blackstone, Inc. Class A 19,731 2,322
Brown & Brown, Inc. 3,540 227
Camden Property Trust(ö) 9,810 1,123
Capital One Financial Corp. 13,709 2,750
CBRE Group, Inc. Class A(Æ) 5,460 735
Charles Schwab Corp. (The) 5,664 523
Chubb, Ltd. 3,632 1,238
Citigroup, Inc. 28,091 3,932
CME Group, Inc. Class A 1,772 391
CNA Financial Corp. 6,537 318
Corebridge Financial, Inc. 12,638 362
Essex Property Trust, Inc.(ö) 3,960 1,155
Everest Group, Ltd. 2,365 845
Globe Life, Inc. 1,261 225
Goldman Sachs Group, Inc. (The) 1,185 1,198
Interactive Brokers Group, Inc. Class A 22,918 1,995
Intercontinental Exchange, Inc. 8,333 1,026
Jefferies Financial Group, Inc. 4,738 237
KKR & Co., Inc. Class A 2,986 274
Marsh & McLennan Cos., Inc. 2,400 400
Mastercard, Inc. Class A 11,622 5,969
MetLife, Inc. 6,369 539

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 Venerable US Large Cap Core Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Millrose Properties, Inc. Class A(ö) 4,449 134
Moody's Corp. 6,577 2,979
Morgan Stanley 17,780 3,717
Northern Trust Corp. 4,156 723
NU Holdings, Ltd. Class A(Æ) 62,933 841
Popular, Inc. 1,689 277
Progressive Corp. (The) 8,850 1,933
Prologis, Inc.(ö) 23,280 3,154
Prudential Financial, Inc. 10,694 1,154
Public Storage(ö) 1,253 399
Realty Income Corp.(ö) 6,518 404
Reinsurance Group of America, Inc. Class A 4,944 1,051
Robinhood Markets, Inc. Class A(Æ) 806 81
Rocket Cos., Inc. Class A(Æ) 58,923 928
S&P Global, Inc. 986 402
State Street Corp. 4,106 696
Stifel Financial Corp. 6,577 459
Travelers Cos., Inc. (The) 2,776 916
Truist Financial Corp. 9,067 452
US Bancorp 15,948 963
VICI Properties, Inc.(ö) 11,647 309
Visa, Inc. Class A 19,600 6,725
Wells Fargo & Co. 56,862 4,699
Welltower, Inc.(ö) 2,534 575
89,326
Health Care - 9.4%
Abbott Laboratories 5,959 541
AbbVie, Inc. 15,084 3,796
Agilent Technologies, Inc. 2,467 328
Align Technology, Inc.(Æ) 4,758 803
Amgen, Inc. 1,154 418
Becton Dickinson & Co. 1,874 284
Boston Scientific Corp.(Æ) 7,695 328
Bristol-Myers Squibb Co. 7,619 439
Cardinal Health, Inc. 1,660 394
Cencora, Inc. Class A 1,138 322
Centene Corp.(Æ) 7,997 513
Cigna Group (The) 2,348 647
CVS Health Corp. 4,745 491
Danaher Corp. 22,207 4,230
Dexcom, Inc.(Æ) 3,786 255
Edwards Lifesciences Corp.(Æ) 39,599 3,582
Elevance Health, Inc. 1,774 686
Eli Lilly & Co. 4,940 5,925
GE HealthCare Technologies, Inc. 10,347 662
Gilead Sciences, Inc. 5,321 672
HCA Healthcare, Inc. 819 319
Humana, Inc. 453 180
IDEXX Laboratories, Inc.(Æ) 136 72
Incyte Corp.(Æ) 4,798 544
Intuitive Surgical, Inc.(Æ) 1,119 445
Johnson & Johnson 34,058 8,650
Labcorp Holdings, Inc. 8,882 2,487
McKesson Corp. 2,875 2,172
Medtronic PLC 39,263 3,072
Merck & Co., Inc. 8,813 1,132
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Neurocrine Biosciences, Inc.(Æ) 2,482 418
Pfizer, Inc. 15,262 368
Quest Diagnostics, Inc. 1,837 389
Regeneron Pharmaceuticals, Inc. 4,265 2,659
ResMed, Inc. 1,288 251
Stryker Corp. 15,606 4,913
Thermo Fisher Scientific, Inc. 674 338
Ultragenyx Pharmaceutical, Inc.(Æ) 6,801 227
UnitedHealth Group, Inc. 2,400 998
Vertex Pharmaceuticals, Inc.(Æ) 6,239 3,099
West Pharmaceutical Services, Inc. 2,740 984
59,033
Materials and Processing - 4.5%
Air Products and Chemicals, Inc. 1,343 394
Carrier Global Corp. 12,586 923
Crown Holdings, Inc. 9,649 1,079
Ecolab, Inc. 2,011 560
Fastenal Co. 11,738 564
Freeport-McMoRan, Inc. 9,060 570
General Electric Co. 14,801 5,531
James Hardie Industries PLC(Æ) 17,661 462
Johnson Controls International PLC 3,591 525
Linde PLC 7,066 3,667
Newmont Corp. 7,797 728
Owens Corning 7,740 1,230
Qnity Electronics, Inc. 27,327 4,463
Reliance, Inc. 2,384 891
Sherwin-Williams Co. (The) 3,218 1,108
Solstice Advanced Materials, Inc. 2,478 219
Trane Technologies PLC 4,261 2,093
Vulcan Materials Co. 10,148 2,994
Watsco, Inc. 1,200 500
28,501
Producer Durables - 8.5%
3M Co. 2,807 454
AMETEK, Inc. 12,241 2,962
Amphenol Corp. Class A 37,943 6,690
AO Smith Corp. 2,846 178
Automatic Data Processing, Inc. 1,829 410
Boeing Co. (The)(Æ) 1,797 389
Caterpillar, Inc. 1,461 1,556
Cintas Corp. 2,443 415
Comfort Systems USA, Inc. 1,189 2,357
CSX Corp. 11,573 550
Deere & Co. 2,744 1,741
Delta Air Lines, Inc. 7,182 673
EMCOR Group, Inc. 1,732 1,437
FedEx Corp. 2,354 737
FedEx Freight Holding Co., Inc.(Æ) 1,177 178
Gartner, Inc.(Æ) 1,171 152
GE Vernova, Inc. 1,894 2,225
Graco, Inc. 7,043 532
HEICO Corp. 3,641 1,297
Honeywell Aerospace, Inc.(Æ) 5,494 1,215
Honeywell International, Inc. 5,494 1,230

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Core Equity Fund 5
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Howmet Aerospace, Inc. 8,004 2,152
Huntington Ingalls Industries, Inc. 1,929 540
Illinois Tool Works, Inc. 1,507 408
Keysight Technologies, Inc.(Æ) 2,479 868
Knight-Swift Transportation Holdings, Inc. 5,351 417
Landstar System, Inc. 4,290 887
Lockheed Martin Corp. 3,838 1,955
Mettler-Toledo International, Inc.(Æ) 1,349 1,723
Norfolk Southern Corp. 1,457 458
Northrop Grumman Corp. 3,631 1,849
Old Dominion Freight Line, Inc. 1,696 367
Otis Worldwide Corp. 9,039 647
PACCAR, Inc. 5,128 616
Parker-Hannifin Corp. 293 287
Paychex, Inc. 3,918 385
Quanta Services, Inc. 1,032 743
Republic Services, Inc. Class A 2,193 467
Rockwell Automation, Inc. 923 457
Ryder System, Inc. 3,415 901
Southwest Airlines Co. 25,766 1,325
StandardAero, Inc.(Æ) 12,519 374
Teledyne Technologies, Inc.(Æ) 824 550
TransDigm Group, Inc. 1,969 2,623
Union Pacific Corp. 6,681 1,817
United Airlines Holdings, Inc.(Æ) 4,367 594
United Parcel Service, Inc. Class B 4,147 446
United Rentals, Inc. 1,148 1,301
Verisk Analytics, Inc. Class A 1,239 222
Waste Management, Inc. 2,879 642
Westinghouse Air Brake Technologies Corp. 1,831 494
53,893
Technology - 41.0%
Accenture PLC Class A 4,995 622
Adobe, Inc.(Æ) 8,451 1,733
Advanced Micro Devices, Inc.(Æ) 6,253 3,632
Airbnb, Inc. Class A(Æ) 3,123 447
Alphabet, Inc. Class A 43,186 15,433
Alphabet, Inc. Class C 52,722 18,628
Analog Devices, Inc. 8,422 3,345
Appfolio, Inc. Class A(Æ) 3,008 482
Apple, Inc. 110,804 32,062
Applied Materials, Inc. 5,653 4,087
Arista Networks, Inc.(Æ) 8,586 1,459
Autodesk, Inc.(Æ) 1,445 281
Booking Holdings, Inc. 15,125 2,696
Broadcom, Inc. 45,733 17,276
Broadridge Financial Solutions, Inc. 1,539 211
Cadence Design Systems, Inc.(Æ) 10,812 4,058
Cirrus Logic, Inc.(Æ) 3,865 574
Cisco Systems, Inc. 16,575 1,947
Cognizant Technology Solutions Corp.
Class A 8,732 338
Corteva, Inc. 5,234 443
Crowdstrike Holdings, Inc. Class A(Æ) 2,321 1,771
Datadog, Inc. Class A(Æ) 2,558 666
DocuSign, Inc.(Æ) 7,957 353
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
DoorDash, Inc. Class A(Æ) 5,341 986
Dropbox, Inc. Class A(Æ) 42,811 1,176
Fiserv, Inc.(Æ) 5,696 279
Fortinet, Inc.(Æ) 21,598 3,318
Hewlett Packard Enterprise Co. 18,529 836
Intel Corp.(Æ) 17,760 2,480
International Business Machines Corp. 4,221 1,187
Intuit, Inc. 6,175 1,612
KLA Corp. 19,780 5,968
Lam Research Corp. 15,085 6,537
Manhattan Associates, Inc.(Æ) 5,864 817
Maplebear, Inc.(Æ) 17,946 850
Match Group, Inc. 23,601 898
Meta Platforms, Inc. Class A 23,001 12,956
Micron Technology, Inc. 12,464 14,387
Microsoft Corp. 55,762 20,800
Monolithic Power Systems, Inc. 636 879
Motorola Solutions, Inc. 1,713 711
Nutanix, Inc. Class A(Æ) 12,045 614
NVIDIA Corp. 187,084 37,434
NXP Semiconductors NV 15,024 4,222
ON Semiconductor Corp.(Æ) 6,959 658
Oracle Corp. 20,592 3,018
Palantir Technologies, Inc. Class A(Æ) 14,506 1,692
Palo Alto Networks, Inc.(Æ) 4,271 1,456
PayPal Holdings, Inc. 5,146 222
Pegasystems, Inc. 7,886 236
QUALCOMM, Inc. 7,758 1,434
Roku, Inc.(Æ) 6,878 950
Roper Technologies, Inc. 2,101 711
Salesforce, Inc. 4,798 752
Seagate Technology Holdings PLC 1,098 1,060
ServiceNow, Inc.(Æ) 24,711 2,453
Super Micro Computer, Inc.(Æ) 9,751 286
Synopsys, Inc.(Æ) 894 399
TE Connectivity PLC 2,592 523
Teradyne, Inc. 4,107 1,987
Texas Instruments, Inc. 7,113 2,120
Tyler Technologies, Inc.(Æ) 758 222
Uber Technologies, Inc.(Æ) 7,618 550
VeriSign, Inc. 6,281 1,580
Western Digital Corp. 6,316 4,034
Workday, Inc. Class A(Æ) 1,710 209
Zscaler, Inc.(Æ) 2,501 353
258,396
Utilities - 3.1%
American Electric Power Co., Inc. 4,236 580
AT&T, Inc. 32,578 674
ConocoPhillips 29,789 3,097
Consolidated Edison, Inc. 3,799 420
Duke Energy Corp. 3,648 462
Entergy Corp. 15,208 1,747
Exelon Corp. 12,661 590
NextEra Energy, Inc. 74,480 6,537
Public Service Enterprise Group, Inc. 10,843 880
Sempra 4,896 454

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 Venerable US Large Cap Core Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Southern Co. (The) 17,490 1,674
T-Mobile US, Inc. 3,197 536
Verizon Communications, Inc. 18,701 792
WEC Energy Group, Inc. 3,527 412
Xcel Energy, Inc. 5,364 431
19,286
Total Common Stocks
(cost $544,514) 615,395
Short-Term Investments - 2.4%
State Street Institutional U.S. Government
Money Market Fund 14,952,870 14,953
Total Short-Term Investments
(cost $14,953) 14,953
Total Investments - 100.0%
(cost $559,467) 630,348
Other Assets net of Liabilities
- 0.0%
66
Net Assets - 100.0%
630,414

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Core Equity Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 36 USD 13,587 09/18/2026 88
Total Futures Contracts (å) 88
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 72,671 $ — $ — $ 72,671
Consumer Staples 12,730 — — 12,730
Energy 21,559 — — 21,559
Financial Services 89,326 — — 89,326
Health Care 59,033 — — 59,033
Materials and Processing 28,501 — — 28,501
Producer Durables 53,893 — — 53,893
Technology 258,396 — — 258,396
Utilities 19,286 — — 19,286
Short-Term Investments 14,953 — — 14,953
Total Investments
630,348 — — 630,348
Derivatives
Assets
Futures Contracts 88 — — 88
Total Derivatives
*
$ 88 $ — $ — $ 88
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Brazil ..................................................................................................
841 0.1
Ireland ................................................................................................
622 0.1
Netherlands ........................................................................................
4,222 0.7
Puerto Rico .........................................................................................
277 —**
South Korea .......................................................................................
596 0.1
Switzerland ........................................................................................
52 2 0.1
United States ......................................................................................
623,268 98.9
Total Investments ............................................................................... 630,348 100.0
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
See accompanying notes which are an integral part of the financial statements.
8 Venerable US Large Cap Core Equity Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 559,467
Investments, at fair value .............................................................................................................................................................
630,348
Receivables:
Dividends and interest ...................................................................................................................................................... 327
From broker(a) ................................................................................................................................................................. 902
Variation margin on futures contracts .............................................................................................................................. 86
Prepaid expenses .......................................................................................................................................................................... 17
Total assets ...............................................................................................................................................................
631,680
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 834
Accrued fees to affiliates .................................................................................................................................................. 378
Other accrued expenses .................................................................................................................................................... 54
Total liabilities ...........................................................................................................................................................
1,266
Net Assets ...............................................................................................................................................................
$ 630,414
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 72,854
Paid-in capital ..............................................................................................................................................................................
557,560
Net Assets ...............................................................................................................................................................
$ 630,414
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 902
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 11.39
Class I — Net assets ............................................................................................................................................................ $ 630,413,620
Class I — Shares outstanding .............................................................................................................................................. 55,352,760
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Core Equity Fund 9
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 3,820
Interest .............................................................................................................................................................................. 18
Total investment income .............................................................................................................................................................
3,838
Expenses
Advisory fees ................................................................................................................................................................... 1,892
Administrative fees .......................................................................................................................................................... 378
Professional fees .............................................................................................................................................................. 37
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ..................................................................................................................................................................... 4
Offering fees ..................................................................................................................................................................... 16
Miscellaneous .................................................................................................................................................................. 9
Total expenses ..............................................................................................................................................................................
2,347
Net investment income (loss) .......................................................................................................................................................
1,491
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (785)
Futures contracts .............................................................................................................................................................. 1,451
Net realized gain (loss) ................................................................................................................................................................
666
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 47,572
Futures contracts .............................................................................................................................................................. 64
Net change in unrealized appreciation (depreciation) ................................................................................................................. 47,636
Net realized and unrealized gain (loss) ........................................................................................................................................ 48,302
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 49,793

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
See accompanying notes which are an integral part of the financial statements.
10 Venerable US Large Cap Core Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,491 $ 1,153
Net realized gain (loss) ................................................................................................................ 666 1,112
Net change in unrealized appreciation (depreciation) ................................................................. 47,636 23,333
Net increase (decrease) in net assets from operations ....................................................................... 49,793 25,598
Distributions
To shareholders
Class I ...................................................................................................................................... (2,537) —
Net decrease in net assets from distributions ..................................................................................... (2,537) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (72,158) 629,718
Total Net Increase (Decrease) in Net Assets ...................................................................
(24,902) 655,316
Net Assets
Beginning of period ........................................................................................................................... 655,316 —
End of period ......................................................................................................................................
$ 630,414 $ 655,316
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold — $ — 66,319 $ 675,660
Proceeds from reinvestment of distributions 225 2,537 — —
Payments for shares redeemed (6,798) (74,695) (4,393) (45,942)
Total increase (decrease)
(6,573) $ (72,158) 61,926 $ 629,718
(1) For the period August 8, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Core Equity Fund 11
Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
06/30/26
(ƣ)
12/31/25
(℔)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.58 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.03 .03
$ Net Realized and Unrealized Gain (Loss) .83 .55
$ Total from Investment Operations .86 .58
Less distributions:
– –
$ Distributions from Net Investment Income (.03) —
$ Distributions from Net Realized Gain (.02) —
$ Total Distributions (.05) —
$ Net Asset Value, End of Period 11.39 10.58
% Total Return
( ±)( ǿ)
8.09 5.80
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 630,414 655,316
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.74 .76
% Expenses, Net
(Ƃ)(ɯ)
.74 .75
% Net Investment Income
(Ƃ)(ɯ)
.47 .53
% Portfolio Turnover Rate
(ǿ)
8 13

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
12 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 97.9%
Consumer Discretionary - 12.3%
Amazon.com, Inc.(Æ) 397,825 94,818
Bath & Body Works, Inc. 70,171 1,623
Best Buy Co., Inc. 29,473 2,236
BJ's Wholesale Club Holdings, Inc.(Æ) 55,862 4,872
BorgWarner, Inc. 15,854 1,053
Chipotle Mexican Grill, Inc. Class A(Æ) 179,733 6,111
Comcast Corp. Class A 234,198 5,750
Costco Wholesale Corp. 10,808 10,111
Crocs, Inc.(Æ) 11,658 1,406
Curtiss-Wright Corp. 2,129 1,613
Darden Restaurants, Inc. 3,568 735
Deckers Outdoor Corp.(Æ) 19,927 1,979
Dillard's, Inc. Class A 216 114
Dollar General Corp. 9,502 1,094
Dollar Tree, Inc.(Æ) 16,249 1,965
DR Horton, Inc. 20,468 3,334
Duolingo, Inc.(Æ) 4,101 472
eBay, Inc. 13,823 1,545
Expedia Group, Inc. 14,043 3,593
FactSet Research Systems, Inc. 4,099 943
Ford Motor Co. 378,777 5,265
Fox Corp. Class A 7,391 385
GameStop Corp. Class A(Æ) 5,824 129
Gap, Inc. (The) 11,469 214
Garmin, Ltd. 1,934 459
General Motors Co. 255,705 19,710
Hasbro, Inc. 2,969 245
Hilton Worldwide Holdings, Inc. 45,130 14,914
Home Depot, Inc. (The) 9,819 3,463
Las Vegas Sands Corp. 23,199 1,072
Live Nation Entertainment, Inc.(Æ) 31,002 5,677
Lowe's Cos., Inc. 16,100 3,550
Macy's, Inc. 87,752 2,067
Marriott International, Inc. Class A 4,087 1,515
Netflix, Inc. Class B(Æ) 309,830 22,122
News Corp. Class A 11,644 289
NVR, Inc.(Æ) 66 450
Penske Automotive Group, Inc. 2,112 378
PulteGroup, Inc. 68,952 9,461
Ross Stores, Inc. 18,149 3,863
Royal Caribbean Cruises, Ltd. 4,863 1,544
RTX Corp. 64,104 12,162
Service Corp. International 4,443 337
Sirius Xm Holdings, Inc. 6,131 181
Space Exploration Technologies Corp. Class
A(Æ) 24,641 4,210
Starbucks Corp. 28,181 2,880
Tapestry, Inc. 19,204 2,811
Target Corp. 38,054 4,970
Tesla, Inc.(Æ) 103,221 43,415
TJX Cos., Inc. (The) 17,092 2,589
Toll Brothers, Inc. 2,951 486
Ulta Beauty, Inc.(Æ) 1,045 471
Viking Holdings, Ltd.(Æ) 5,259 550
Walmart, Inc. 119,715 13,559
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Walt Disney Co. (The) 103,570 9,969
Williams-Sonoma, Inc. 3,922 914
Zillow Group, Inc. Class A(Æ) 29,313 920
342,563
Consumer Staples - 3.1%
Albertsons Cos., Inc. Class A 104,715 1,417
Altria Group, Inc. 126,170 9,078
Archer-Daniels-Midland Co. 43,336 3,311
BellRing Brands, Inc.(Æ) 63,363 820
Boston Beer Co., Inc. (The) Class A(Æ) 6,058 1,072
Brown-Forman Corp. Class B 5,056 135
Casey's General Stores, Inc. 676 537
Coca-Cola Co. (The) 216,400 17,587
Coca-Cola Consolidated, Inc. 3,068 586
Colgate-Palmolive Co. 33,996 3,117
Constellation Brands, Inc. Class A 3,172 441
Estee Lauder Cos., Inc. (The) Class A 6,508 514
Flowers Foods, Inc. 156,670 1,238
Hormel Foods Corp. 10,155 252
JM Smucker Co. (The) 1,990 224
Kroger Co. (The) 92,799 5,153
Molson Coors Beverage Co. Class B 2,384 93
Mondelez International, Inc. Class A 29,724 1,719
Monster Beverage Corp.(Æ) 66,319 6,375
PepsiCo, Inc. 53,666 7,266
Philip Morris International, Inc. 78,278 14,161
Procter & Gamble Co. (The) 67,136 9,845
Sysco Corp. 14,671 1,226
Tyson Foods, Inc. Class A 7,588 434
86,601
Energy - 2.8%
Antero Resources Corp.(Æ) 8,257 290
Diamondback Energy, Inc. 8,793 1,546
Eaton Corp. PLC 26,864 11,447
EOG Resources, Inc. 18,625 2,416
Exxon Mobil Corp. 264,269 36,131
First Solar, Inc.(Æ) 2,938 693
Halliburton Co. 25,805 876
HF Sinclair Corp. 15,253 1,062
Kinder Morgan, Inc. 68,206 2,181
Marathon Petroleum Corp. 10,555 2,699
Phillips 66 12,346 2,087
Range Resources Corp. 7,415 276
TechnipFMC PLC 29,172 1,934
Valero Energy Corp. 53,183 13,851
77,489
Financial Services - 13.0%
Affiliated Managers Group, Inc. 211 71
Aflac, Inc. 12,147 1,424
Allstate Corp. (The) 66,627 15,853
Ally Financial, Inc. 5,098 234
American Express Co. 8,574 2,900
American Financial Group, Inc. 1,491 209
American International Group, Inc. 46,797 3,488

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 13
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Ameriprise Financial, Inc. 2,086 957
Aon PLC Class A 2,728 905
Arch Capital Group, Ltd.(Æ) 6,934 673
Assurant, Inc. 1,059 284
Assured Guaranty, Ltd. 8,717 699
Axis Capital Holdings, Ltd. 1,918 206
Bank of America Corp. 452,582 25,788
Bank of New York Mellon Corp. (The) 40,364 5,837
Berkshire Hathaway, Inc. Class B(Æ) 13,807 6,909
Blackstone, Inc. Class A 30,739 3,617
Brookfield Asset Management, Ltd. Class A 42,987 1,928
Capital One Financial Corp. 49,281 9,887
Cboe Global Markets, Inc. 2,171 527
Charles Schwab Corp. (The) 216,154 19,945
Chubb, Ltd. 5,024 1,712
Cincinnati Financial Corp. 3,574 662
Citigroup, Inc. 243,458 34,074
Citizens Financial Group, Inc. 8,204 575
Cullen/Frost Bankers, Inc. 1,070 165
East West Bancorp, Inc. 2,535 327
Equinix, Inc.(ö) 494 515
Evercore, Inc. Class A 211 72
Everest Group, Ltd. 1,055 377
Fidelity National Financial, Inc. 5,097 240
First Citizens BancShares , Inc. Class A 568 1,182
First Horizon Corp. 8,306 213
Globe Life, Inc. 1,276 228
Goldman Sachs Group, Inc. (The) 25,741 26,034
Hartford Insurance Group, Inc. (The) 6,297 835
Invesco, Ltd. 5,988 158
Jones Lang LaSalle, Inc.(Æ) 1,266 392
JPMorgan Chase & Co. 68,550 22,438
KeyCorp 16,669 384
Loews Corp. 4,841 548
M&T Bank Corp. 6,822 1,624
Markel Group, Inc.(Æ) 211 412
Marsh & McLennan Cos., Inc. 10,236 1,706
Mastercard, Inc. Class A 48,261 24,787
MetLife, Inc. 15,292 1,294
MGIC Investment Corp. 189,721 5,350
Morgan Stanley 68,829 14,388
Morningstar, Inc. 5,470 853
Northern Trust Corp. 17,955 3,121
Old Republic International Corp. 5,536 227
PNC Financial Services Group, Inc. (The) 7,327 1,804
Popular, Inc. 1,070 176
Primerica, Inc. 850 242
Principal Financial Group, Inc. 5,048 544
Progressive Corp. (The) 2,749 601
Prologis, Inc.(ö) 87,752 11,888
Prudential Financial, Inc. 6,721 725
Raymond James Financial, Inc. 4,620 702
Regions Financial Corp. 16,844 509
Reinsurance Group of America, Inc. Class A 1,064 226
RenaissanceRe Holdings, Ltd. 19,457 6,166
SEI Investments Co. 50,752 4,451
Simon Property Group, Inc.(ö) 11,037 2,468
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
SouthState Bank Corp. 422 42
State Street Corp. 22,814 3,869
Stifel Financial Corp. 2,875 201
Sun Communities, Inc.(ö) 58,543 7,020
Synchrony Financial 39,205 2,982
T Rowe Price Group, Inc. 30,700 3,490
Travelers Cos., Inc. (The) 10,460 3,453
Truist Financial Corp. 21,177 1,055
UMB Financial Corp. 423 60
Unum Group 3,594 321
US Bancorp 25,339 1,531
VICI Properties, Inc.(ö) 258,283 6,857
Visa, Inc. Class A 127,473 43,735
Vornado Realty Trust(ö) 16,924 665
W.R. Berkley Corp. 8,415 594
Wells Fargo & Co. 64,522 5,332
Western Alliance Bancorp 1,298 107
Western Union Co. (The) 124,679 960
Willis Towers Watson PLC 1,896 496
XP, Inc. Class A 44,345 721
Zions Bancorp National Association 1,938 134
361,361
Health Care - 10.5%
AbbVie, Inc. 89,485 22,518
Alnylam Pharmaceuticals, Inc.(Æ) 7,809 2,351
Amgen, Inc. 25,113 9,094
AstraZeneca PLC 46,688 8,853
Becton Dickinson & Co. 65,693 9,941
Biogen, Inc.(Æ) 12,528 2,707
Bio-Rad Laboratories, Inc. Class A(Æ) 640 188
Boston Scientific Corp.(Æ) 71,225 3,040
Bristol-Myers Squibb Co. 75,722 4,363
Cardinal Health, Inc. 5,896 1,401
Cencora , Inc. Class A 5,236 1,482
Centene Corp.(Æ) 55,054 3,534
Cigna Group (The) 10,948 3,018
Cooper Cos, Inc. (The)(Æ) 2,566 184
CVS Health Corp. 37,224 3,851
Danaher Corp. 4,841 922
DaVita, Inc.(Æ) 854 190
Dexcom, Inc.(Æ) 12,548 845
Edwards Lifesciences Corp.(Æ) 16,245 1,469
Elevance Health, Inc. 6,868 2,656
Eli Lilly & Co. 26,845 32,199
Encompass Health Corp. 868 88
Exelixis , Inc.(Æ) 55,369 3,013
GE HealthCare Technologies, Inc. 8,457 541
Gilead Sciences, Inc. 63,842 8,066
Globus Medical, Inc. Class A(Æ) 20,434 1,614
Halozyme Therapeutics, Inc.(Æ) 3,191 250
HCA Healthcare, Inc. 7,320 2,854
Henry Schein, Inc.(Æ) 3,181 266
IDEXX Laboratories, Inc.(Æ) 14,976 7,884
Illumina, Inc.(Æ) 9,036 1,589
Incyte Corp.(Æ) 8,695 986
Intuitive Surgical, Inc.(Æ) 42,135 16,756

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
14 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
IQVIA Holdings, Inc.(Æ) 6,091 1,177
Jazz Pharmaceuticals PLC(Æ) 1,270 306
Johnson & Johnson 95,003 24,128
Labcorp Holdings, Inc. 2,312 647
McKesson Corp. 12,732 9,620
Medpace Holdings, Inc.(Æ) 3,061 1,621
Medtronic PLC 40,648 3,180
Merck & Co., Inc. 49,462 6,356
Neurocrine Biosciences, Inc.(Æ) 3,575 602
Pfizer, Inc. 105,313 2,536
Quest Diagnostics, Inc. 2,945 624
Regeneron Pharmaceuticals, Inc. 15,070 9,397
ResMed, Inc. 5,698 1,110
Revvity , Inc. 1,503 167
Solventum Corp.(Æ) 3,172 245
Stryker Corp. 13,710 4,316
Tenet Healthcare Corp.(Æ) 12,226 2,287
Thermo Fisher Scientific, Inc. 38,842 19,474
United Therapeutics Corp.(Æ) 4,498 2,437
UnitedHealth Group, Inc. 39,833 16,556
Universal Health Services, Inc. Class B 1,699 253
Veeva Systems, Inc. Class A(Æ) 14,484 2,570
Vertex Pharmaceuticals, Inc.(Æ) 43,108 21,413
Viatris , Inc. 30,964 492
West Pharmaceutical Services, Inc. 4,411 1,583
Zimmer Biomet Holdings, Inc. 5,269 454
292,264
Materials and Processing - 3.4%
Acuity, Inc. 847 319
Albemarle Corp. 6,208 838
Alcoa Corp. 6,957 363
Anglogold Ashanti PLC 24,503 1,982
ATI, Inc.(Æ) 6,305 1,243
Ball Corp. 8,215 513
CF Industries Holdings, Inc. 34,925 3,781
Core & Main, Inc. Class A(Æ) 5,098 246
CRH PLC 8,389 898
Crown Holdings, Inc. 8,561 957
Dow, Inc. 14,876 407
DuPont de Nemours, Inc. 28,025 3,801
Fastenal Co. 26,928 1,293
Freeport-McMoRan, Inc. 199,830 12,567
General Electric Co. 36,737 13,730
Johnson Controls International PLC 10,227 1,494
Linde PLC 14,760 7,660
Masco Corp. 31,381 2,553
Newmont Corp. 54,421 5,083
Nucor Corp. 12,260 2,731
PPG Industries, Inc. 6,925 840
Reliance, Inc. 1,472 550
RPM International, Inc. 4,006 445
Sherwin-Williams Co. (The) 35,323 12,162
Southern Copper Corp. 13,560 2,363
Trane Technologies PLC 19,834 9,742
Trex Co., Inc.(Æ) 13,640 683
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Vulcan Materials Co. 15,543 4,585
93,829
Producer Durables - 6.2%
3M Co. 16,315 2,642
AGCO Corp. 2,333 279
Allison Transmission Holdings, Inc. Class A 1,573 177
Amphenol Corp. Class A 9,210 1,624
AO Smith Corp. 3,617 227
Applied Industrial Technologies, Inc. 3,309 1,119
Avery Dennison Corp. 2,321 377
Carlisle Cos., Inc. 3,411 1,237
Caterpillar, Inc. 20,682 22,024
CNH Industrial NV 22,845 257
Comfort Systems USA, Inc. 1,770 3,508
Corpay , Inc.(Æ) 846 282
Cummins, Inc. 6,008 4,285
Delta Air Lines, Inc. 30,955 2,899
Dover Corp. 2,314 519
FedEx Corp. 26,849 8,407
FedEx Freight Holding Co., Inc.(Æ) 14,615 2,207
Flowserve Corp. 2,325 172
Fortive Corp. 62,404 3,812
Gartner, Inc.(Æ) 4,153 538
GE Vernova , Inc. 12,054 14,162
General Dynamics Corp. 14,622 5,180
H&R Block, Inc. 35,718 1,360
Honeywell Aerospace, Inc.(Æ) 3,958 875
Honeywell International, Inc. 3,959 886
Howmet Aerospace, Inc. 7,891 2,122
Ingersoll Rand, Inc. 73,303 6,010
JB Hunt Transport Services, Inc. 9,820 2,842
Keysight Technologies, Inc.(Æ) 2,765 968
L3Harris Technologies, Inc. 5,589 1,624
Lockheed Martin Corp. 5,211 2,655
MarketAxess Holdings, Inc. 4,490 510
Mettler-Toledo International, Inc.(Æ) 907 1,159
Middleby Corp. (The)(Æ) 7,228 1,243
Mueller Industries, Inc. 15,386 1,891
Murphy USA, Inc. 1,442 777
Northrop Grumman Corp. 16,049 8,174
Oshkosh Corp. 1,907 293
Parker-Hannifin Corp. 1,446 1,414
Regal Rexnord Corp. 2,106 502
Ryder System, Inc. 11,640 3,070
Snap-on, Inc. 1,682 677
Southwest Airlines Co. 260,672 13,404
Tetra Tech, Inc. 12,516 362
Textron, Inc. 5,475 502
Toro Co. (The) 34,078 3,320
U-Haul Holding Co. 3,596 207
Union Pacific Corp. 5,872 1,597
United Airlines Holdings, Inc.(Æ) 15,337 2,086
United Parcel Service, Inc. Class B 22,595 2,429
United Rentals, Inc. 11,286 12,786
Veralto Corp. 17,613 1,562
Vertiv Holdings Co. Class A 7,929 2,655

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 15
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
W.W. Grainger, Inc. 12,224 16,629
172,525
Technology - 43.3%
Accenture PLC Class A 16,678 2,075
Adobe, Inc.(Æ) 29,036 5,953
Advanced Micro Devices, Inc.(Æ) 63,204 36,716
Airbnb, Inc. Class A(Æ) 70,059 10,025
Allegion PLC 2,746 386
Alphabet, Inc. Class A 318,971 113,991
Alphabet, Inc. Class C 80,305 28,374
Analog Devices, Inc. 4,468 1,775
Apple, Inc. 571,131 165,262
Applied Materials, Inc. 11,799 8,531
AppLovin Corp. Class A(Æ) 2,296 1,183
Arista Networks, Inc.(Æ) 111,575 18,954
Arrow Electronics, Inc.(Æ) 2,844 607
Astera Labs, Inc.(Æ) 1,506 727
Atlassian Corp. Class A(Æ) 16,590 1,291
Autodesk, Inc.(Æ) 10,007 1,946
Block, Inc. Class A(Æ) 19,837 1,508
Booking Holdings, Inc. 29,326 5,227
Broadcom, Inc. 173,157 65,410
CACI International, Inc. Class A(Æ) 635 294
Cadence Design Systems, Inc.(Æ) 25,120 9,428
Ciena Corp.(Æ) 2,370 1,163
Cirrus Logic, Inc.(Æ) 18,475 2,744
Cisco Systems, Inc. 197,521 23,201
Coherent Corp.(Æ) 15,404 6,076
Concentrix Corp. 22,358 501
Corning, Inc. 46,144 11,787
Corteva, Inc. 116,297 9,849
Crowdstrike Holdings, Inc. Class A(Æ) 894 682
Datadog, Inc. Class A(Æ) 20,428 5,319
Dell Technologies, Inc. Class C 4,436 1,914
DocuSign, Inc.(Æ) 58,855 2,614
Dropbox, Inc. Class A(Æ) 95,974 2,636
Electronic Arts, Inc. 6,907 1,416
Etsy, Inc.(Æ) 11,426 861
F5, Inc.(Æ) 3,108 1,293
Fair Isaac Corp.(Æ) 3,194 3,816
Flex, Ltd.(Æ) 3,595 583
Fortinet, Inc.(Æ) 15,942 2,449
Genpact, Ltd. 20,863 574
GoDaddy, Inc. Class A(Æ) 12,121 1,029
Hewlett Packard Enterprise Co. 22,849 1,031
HubSpot, Inc.(Æ) 5,391 984
Intel Corp.(Æ) 88,299 12,329
Intuit, Inc. 11,928 3,113
KLA Corp. 20,636 6,226
Lam Research Corp. 74,884 32,449
Lyft, Inc. Class A(Æ) 90,907 1,328
Maplebear , Inc.(Æ) 27,630 1,308
Marvell Technology, Inc. 25,332 7,546
Match Group, Inc. 6,586 251
Meta Platforms, Inc. Class A 116,228 65,470
Micron Technology, Inc. 38,682 44,650
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Microsoft Corp. 292,347 109,051
MongoDB, Inc.(Æ) 2,051 689
Monolithic Power Systems, Inc. 6,854 9,475
MSCI, Inc. Class A 4,158 2,329
NetApp, Inc. 6,083 941
Nutanix, Inc. Class A(Æ) 16,663 849
NVIDIA Corp. 1,004,927 201,076
ON Semiconductor Corp.(Æ) 5,274 499
Oracle Corp. 97,734 14,323
Palantir Technologies, Inc. Class A(Æ) 44,949 5,244
Palo Alto Networks, Inc.(Æ) 52,614 17,942
Paycom Software, Inc. 19,755 2,483
PayPal Holdings, Inc. 36,804 1,589
Pegasystems, Inc. 31,332 939
Pinterest, Inc. Class A(Æ) 97,788 2,056
QUALCOMM, Inc. 51,717 9,557
RingCentral, Inc. Class A 74,009 2,885
Roku, Inc.(Æ) 13,630 1,883
Salesforce, Inc. 34,227 5,362
Sandisk Corp.(Æ) 2,315 5,264
Seagate Technology Holdings PLC 10,570 10,200
ServiceNow, Inc.(Æ) 48,190 4,784
Skyworks Solutions, Inc. 871 59
Snowflake, Inc. Class A(Æ) 23,334 5,938
Spotify Technology SA(Æ) 13,331 6,121
Synopsys, Inc.(Æ) 13,174 5,877
TD SYNNEX Corp. 9,578 2,561
Teradata Corp.(Æ) 148,714 5,153
Teradyne, Inc. 2,578 1,247
Texas Instruments, Inc. 41,107 12,253
Uber Technologies, Inc. 126,351 9,117
Western Digital Corp. 15,184 9,698
1,204,299
Utilities - 3.3%
AES Corp. (The) 21,993 322
Alliant Energy Corp. 7,989 609
Ameren Corp. 4,575 517
American Electric Power Co., Inc. 54,122 7,404
Antero Midstream Corp. 14,797 337
APA Corp. 188,084 6,126
AT&T, Inc. 218,114 4,515
ConocoPhillips 96,619 10,045
Consolidated Edison, Inc. 59,358 6,567
Constellation Energy Corp. 5,539 1,376
DTE Energy Co. 5,039 768
Duke Energy Corp. 16,323 2,066
Edison International 26,883 2,001
Entergy Corp. 4,725 543
Evergy , Inc. 7,145 618
FirstEnergy Corp. 17,836 848
NextEra Energy, Inc. 125,469 11,012
NRG Energy, Inc. 64,412 9,408
OGE Energy Corp. 74,700 3,635
Public Service Enterprise Group, Inc. 52,441 4,256
Talen Energy Corp.(Æ) 1,335 513
T-Mobile US, Inc. 38,217 6,410

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
16 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
UGI Corp. 6,590 228
Verizon Communications, Inc. 173,653 7,352
Vistra Corp. 17,238 2,734
WEC Energy Group, Inc. 2,959 346
90,556
Total Common Stocks
(cost $2,042,384) 2,721,487
Warrants and Rights - 0.0%
Walgreens Boots Alliance, Inc.(Š)
Rights 118,030 63
Total Warrants and Rights
(cost $63) 63
Short-Term Investments - 2.3%
State Street Institutional U.S. Government
Money Market Fund 63,557,571 63,558
Total Short-Term Investments
(cost $63,558) 63,558
Total Investments - 100.2%
(cost $2,106,005) 2,785,108
Other Assets net of Liabilities
- (0.2)%
(6,616)
Net Assets - 100.0%
2,778,492

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 17
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 122 USD 46,044 09/18/2026 435
Total Futures Contracts (å) 435
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 342,563 $ — $ — $ 342,563
Consumer Staples 86,601 — — 86,601
Energy 77,489 — — 77,489
Financial Services 361,361 — — 361,361
Health Care 292,264 — — 292,264
Materials and Processing 93,829 — — 93,829
Producer Durables 172,525 — — 172,525
Technology 1,204,299 — — 1,204,299
Utilities 90,556 — — 90,556
Warrants and Rights — — 63 63
Short-Term Investments 63,558 — — 63,558
Total Investments
2,785,045 — 63 2,785,108
Derivatives
Assets
Futures Contracts 435 — — 435
Total Derivatives
*
$ 435 $ — $ — $ 435
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Bermuda .............................................................................................
6,166 0.2
Brazil ..................................................................................................
721 —**
Canada ................................................................................................
1,928 — **
Ireland ................................................................................................
2,075 0.1
Mexico ...............................................................................................
2,363 0.1
Puerto Rico .........................................................................................
176 —**
South Africa .......................................................................................
1,982 0.1
United Kingdom .................................................................................
10,787 0.4
United States ......................................................................................
2,758,910 99.3
Total Investments ............................................................................... 2,785,108 100.2
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
18 Venerable US Large Cap Strategic Equity Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,106,005
Investments, at fair value .............................................................................................................................................................
2,785,108
Cash .............................................................................................................................................................................................. 41
Receivables:
Dividends and interest ...................................................................................................................................................... 1,470
Investments sold ............................................................................................................................................................... 9,311
From broker(a) ................................................................................................................................................................. 4,254
Variation margin on futures contracts .............................................................................................................................. 293
Total assets ...............................................................................................................................................................
2,800,477
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 17,323
Fund shares redeemed ...................................................................................................................................................... 2,647
Accrued fees to affiliates .................................................................................................................................................. 1,896
Other accrued expenses .................................................................................................................................................... 119
Total liabilities ...........................................................................................................................................................
21,985
Net Assets ...............................................................................................................................................................
$ 2,778,492
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 753,467
Paid-in capital ..............................................................................................................................................................................
2,025,025
Net Assets ...............................................................................................................................................................
$ 2,778,492
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 4,254
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 12.39
Class I — Net assets ............................................................................................................................................................ $ 630,003,846
Class I — Shares outstanding ............................................................................................................................................. 50,860,376
Net asset value per share: Class V (#) .......................................................................................................................................... $ 12.38
Class V — Net assets ........................................................................................................................................................... $ 2,148,488,329
Class V — Shares outstanding ............................................................................................................................................ 173,543,799
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 19
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 16,400
Interest .............................................................................................................................................................................. 85
Total investment income .............................................................................................................................................................
16,485
Expenses
Advisory fees ................................................................................................................................................................... 8,226
Administrative fees .......................................................................................................................................................... 1,645
Distribution fees - Class V ............................................................................................................................................... 3,167
Professional fees .............................................................................................................................................................. 95
Trustees’ fees .................................................................................................................................................................... 45
Printing fees ..................................................................................................................................................................... 16
Miscellaneous .................................................................................................................................................................. 26
Expenses before reductions .............................................................................................................................................. 13,220
Expense reductions .......................................................................................................................................................... (1,827)
Net expenses ................................................................................................................................................................................
11,393
Net investment income (loss) .......................................................................................................................................................
5,092
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 85,237
Futures contracts .............................................................................................................................................................. 5,846
Net realized gain (loss) ................................................................................................................................................................
91,083
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 122,237
Futures contracts .............................................................................................................................................................. 270
Net change in unrealized appreciation (depreciation) ................................................................................................................. 122,507
Net realized and unrealized gain (loss) ........................................................................................................................................ 213,590
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 218,682

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
20 Venerable US Large Cap Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 5,092 $ 16,648
Net realized gain (loss) ................................................................................................................ 91,083 165,516
Net change in unrealized appreciation (depreciation) ................................................................. 122,507 320,465
Net increase (decrease) in net assets from operations ....................................................................... 218,682 502,629
Distributions
To shareholders
Class I ....................................................................................................................................... (46,350) (19,701)
Class V ..................................................................................................................................... (155,964) (31,218)
Net decrease in net assets from distributions ..................................................................................... (202,314) (50,919)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (81,857) (1,299,610)
Total Net Increase (Decrease) in Net Assets ...................................................................
(65,489) (847,900)
Net Assets
Beginning of period ........................................................................................................................... 2,843,981 3,691,881
End of period ......................................................................................................................................
$ 2,778,492 $ 2,843,981
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 3 $ 42 3,186 $ 29,823
Proceeds from reinvestment of distributions 3,771 46,350 1,781 19,701
Payments for shares redeemed (5,955) (76,036) (83,397) (965,270)
Net increase (decrease)
(2,181) (29,644) (78,430) (915,746)
Class V
Proceeds from shares sold 125 1,475 113 1,153
Proceeds from reinvestment of distributions 12,701 155,964 2,822 31,218
Payments for shares redeemed (16,729) (209,652) (36,962) (416,235)
Net increase (decrease)
(3,903) (52,213) (34,027) (383,864)
Total increase (decrease)
(6,084) $ (81,857) (112,457) $ (1,299,610)

See accompanying notes which are an integral part of the financial statements.
Venerable US Large Cap Strategic Equity Fund 21
Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
06/30/26
(ƣ)
12/31/25 12/31/24
(ſ)
Per-Share Data – – –
$ Net Asset Value, Beginning of Period 12.35 10.77 10.00
Income (loss) from investment operations:
— — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.03 .07 .02
$ Net Realized and Unrealized Gain (Loss) .99 1.67 .75
$ Total from Investment Operations 1.02 1.74 .77
Less distributions:
– – –
$ Distributions from Net Investment Income (.09) (.03) —
$ Distributions from Net Realized Gain (.89) (.13) —
$ Total Distributions (.98) (.16) —
$ Net Asset Value, End of Period 12.39 12.35 10.77
% Total Return
(±)(ǿ)
8.31 16.28 7.70
– – –
Ratios/Supplemental Data – – –
$ Net Assets, End of Period (000) 630,004 655,035 1,415,577
Ratio to average net assets:
– – –
% Expenses, Gross
(ɯ)
.73 .74 .75
% Expenses, Net
(Ƃ)(ɯ)
.73 .74 .75
% Net Investment Income
(Ƃ)(ɯ)
.47 .59 .66
% Portfolio Turnover Rate
(ǿ)
28 57 42
Class V
06/30/26
(ƣ)
12/31/25 12/31/24
(ſ)
Per-Share Data – – –
$ Net Asset Value, Beginning of Period 12.34 10.76 10.00
Income (loss) from investment operations:
— — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.02 .05 .02
$ Net Realized and Unrealized Gain (Loss) .98 1.68 .74
$ Total from Investment Operations 1.00 1.73 .76
Less distributions:
– – –
$ Distributions from Net Investment Income (.07) (.02) —
$ Distributions from Net Realized Gain (.89) (.13) —
$ Total Distributions (.96) (.15) —
$ Net Asset Value, End of Period 12.38 12.34 10.76
% Total Return
(±)(ǿ)
8.18 16.25 7.60
– – –
Ratios/Supplemental Data – – –
$ Net Assets, End of Period (000) 2,148,488 2,188,946 2,276,304
Ratio to average net assets:
– – –
% Expenses, Gross
(ɯ)
1.03 1.04 1.05
% Expenses, Net
(Ƃ)(ɯ)
.86 .86 .86
% Net Investment Income
(Ƃ)(ɯ)
.34 .46 .55
% Portfolio Turnover Rate
(ǿ)
28 57 42

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 97.2%
Consumer Discretionary - 10.9%
Abercrombie & Fitch Co. Class A(Æ) 3,695 333
Academy Sports & Outdoors, Inc. 834 39
Advance Auto Parts, Inc. 8,405 523
Advanced Energy Industries, Inc. 2,723 1,015
American Eagle Outfitters, Inc. 3,980 68
American Public Education, Inc.(Æ) 7,546 405
Archer Aviation, Inc. Class A(Æ) 10,592 50
Atkore, Inc. 1,319 100
Atmus Filtration Technologies, Inc. 2,532 129
Bel Fuse, Inc. Class B 2,057 685
Bloomin' Brands, Inc. 10,151 93
Boot Barn Holdings, Inc.(Æ) 2,876 472
Brinker International, Inc.(Æ) 1,204 202
Buckle, Inc. (The) 1,788 75
Cadre Holdings, Inc. 1,630 46
Callaway Golf Co.(Æ) 5,782 109
Capri Holdings, Ltd.(Æ) 9,285 172
Carter's, Inc. 5,926 244
Cavco Industries, Inc.(Æ) 553 340
Century Communities, Inc. 1,103 79
Cinemark Holdings, Inc. 1,475 47
Citi Trends, Inc.(Æ) 842 49
Comtech Telecommunications Corp.(Æ) 11,862 25
Covista, Inc.(Æ) 3,733 465
Cracker Barrel Old Country Store, Inc. 1,481 79
CTS Corp. 4,738 309
Dana, Inc. 4,029 110
Dauch Corp.(Æ) 18,962 103
Dillard's, Inc. Class A 381 201
Enovix Corp.(Æ) 4,829 29
FIGS, Inc. Class A(Æ) 4,668 48
Firefly Aerospace, Inc.(Æ) 2,750 81
FirstCash Holdings, Inc. 1,774 384
Five Below, Inc.(Æ) 773 139
Flexsteel Industries, Inc. 767 57
Forestar Group, Inc.(Æ) 1,294 41
Genius Sports, Ltd.(Æ) 10,976 66
Gentherm, Inc.(Æ) 9,867 337
Goodyear Tire & Rubber Co. (The)(Æ) 12,033 79
Harley-Davidson, Inc. 3,953 97
Hilton Grand Vacations, Inc.(Æ) 1,841 96
Hims & Hers Health, Inc.(Æ) 5,047 175
Hovnanian Enterprises, Inc. Class A(Æ) 1,266 180
IMAX Corp.(Æ) 5,137 205
Intuitive Machines, Inc.(Æ) 2,061 44
J Jill, Inc. 11,903 189
Joby Aviation, Inc.(Æ) 21,933 196
Johnson Outdoors, Inc. Class A 849 39
KB Home 1,660 104
Kohl's Corp. 8,065 143
Kontoor Brands, Inc. 3,547 296
Lakeland Industries, Inc. 15,700 168
Laureate Education, Inc. Class A(Æ) 1,989 72
Leggett & Platt, Inc. 5,028 59
Leonardo DRS, Inc. 5,265 225
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
LGI Homes, Inc.(Æ) 1,259 80
Life Time Group Holdings, Inc.(Æ) 2,768 113
LifeMD, Inc.(Æ) 27,742 115
Lindblad Expeditions Holdings, Inc.(Æ) 4,268 121
Lionsgate Studios Corp.(Æ) 36,761 563
Madison Square Garden Entertainment
Corp.(Æ) 1,362 110
Magnite, Inc.(Æ) 12,943 246
MarineMax, Inc.(Æ) 12,954 474
Meritage Homes Corp. 1,436 120
Monarch Casino & Resort, Inc. 940 124
Newell Brands, Inc. 13,184 81
OneSpaWorld Holdings, Ltd. 5,971 169
OneWater Marine, Inc. Class A(Æ) 7,365 83
OptimizeRx Corp.(Æ) 23,683 135
Papa John's International, Inc. 751 28
Patrick Industries, Inc. 2,924 263
Peloton Interactive, Inc. Class A(Æ) 13,187 78
Penn Entertainment, Inc.(Æ) 3,621 77
People, Inc.(Æ) 6,402 296
Perdoceo Education Corp. 967 31
Polaris, Inc. 1,653 113
PriceSmart, Inc. 2,326 454
QuinStreet, Inc.(Æ) 13,353 196
RCI Hospitality Holdings, Inc. 2,749 75
RealReal, Inc. (The)(Æ) 3,877 46
Red Rock Resorts, Inc. Class A 1,626 106
Redwire Corp.(Æ) 10,035 123
Revolve Group, Inc.(Æ) 2,070 47
RH(Æ) 489 81
Rush Street Interactive, Inc.(Æ) 1,811 54
Sally Beauty Holdings, Inc.(Æ) 4,603 65
Scholastic Corp. 2,096 96
Shake Shack, Inc. Class A(Æ) 817 46
Signet Jewelers, Ltd. 1,481 128
Six Flags Entertainment Corp.(Æ) 4,115 88
Sphere Entertainment Co.(Æ) 1,095 189
Starz Entertainment Corp.(Æ) 9,290 268
Steven Madden, Ltd. 1,058 45
Stitch Fix, Inc. Class A(Æ) 15,906 65
Strata Critical Medical, Inc.(Æ) 22,281 117
Stride, Inc.(Æ) 774 67
Super Group SGHC, Ltd. 7,613 103
Transcat, Inc.(Æ) 2,614 242
Turtle Beach Corp.(Æ) 2,115 26
Universal Technical Institute, Inc.(Æ) 8,353 357
Urban Outfitters, Inc.(Æ) 1,183 84
Victoria's Secret & Co.(Æ) 4,857 405
Visteon Corp. 812 81
Wendy's Co. (The) 9,678 80
Winnebago Industries, Inc. 5,021 157
Ziff Davis, Inc.(Æ) 1,603 84
17,511
Consumer Staples - 0.9%
BellRing Brands, Inc.(Æ) 6,453 84
Cal-Maine Foods, Inc. 1,705 137

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 23
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Coty, Inc. Class A(Æ) 3,265 7
Del Monte Corp. 1,869 52
Flowers Foods, Inc. 15,721 124
Hain Celestial Group, Inc. (The)(Æ) 103,520 58
Herbalife, Ltd.(Æ) 4,230 56
Marzetti Co. (The) 372 42
Medifast, Inc.(Æ) 7,781 83
MGP Ingredients, Inc. 1,626 28
National Vision Holdings, Inc.(Æ) 1,581 30
Nature's Sunshine Products, Inc.(Æ) 3,154 69
Quanex Building Products Corp. 4,470 83
Seneca Foods Corp. Class A(Æ) 563 98
Simply Good Foods Co. (The)(Æ) 3,430 46
SkinHealth Systems, Inc.(Æ) 37,533 26
Spectrum Brands Holdings, Inc. 898 77
Turning Point Brands, Inc. 529 45
United Natural Foods, Inc.(Æ) 2,365 108
USANA Health Sciences, Inc.(Æ) 2,629 56
Vita Coco Co., Inc. (The)(Æ) 1,398 92
Warby Parker, Inc. Class A(Æ) 1,748 53
1,454
Energy - 5.6%
Almonty Industries, Inc.(Æ) 11,399 189
Alpha Metallurgical Resources, Inc.(Æ) 261 43
Ameresco, Inc. Class A(Æ) 9,132 252
Archrock, Inc. 20,680 842
Arq, Inc.(Æ) 30,688 78
Array Technologies, Inc.(Æ) 6,100 45
Atlas Energy Solutions, Inc. 4,775 79
Centrus Energy Corp. Class A(Æ) 472 79
Core Natural Resources, Inc. 705 56
Delek US Holdings, Inc. 2,341 119
DNOW, Inc.(Æ) 24,794 322
Energy Fuels, Inc.(Æ) 13,219 192
Eos Energy Enterprises Inc.(Æ) 11,204 66
Flotek Industries, Inc.(Æ) 11,298 266
Flowco Holdings, Inc. Class A 8,915 190
Fluence Energy, Inc.(Æ) 3,132 62
Forum Energy Technologies, Inc.(Æ) 1,499 75
FuelCell Energy, Inc.(Æ) 2,681 97
Green Plains, Inc.(Æ) 3,979 61
Hallador Energy Co.(Æ) 2,113 37
Helmerich & Payne, Inc. 1,922 63
Kodiak Gas Services, Inc. 11,588 871
Liberty Energy, Inc. Class A 22,037 577
Matador Resources Co. 2,853 142
Murphy Oil Corp. 2,141 70
Nabors Industries, Ltd.(Æ) 822 69
National Energy Services Reunited Corp.
(Æ) 3,180 95
Noble Corp. PLC 3,211 120
NPK International, Inc.(Æ) 19,826 315
Oceaneering International, Inc.(Æ) 2,340 95
Oil States International, Inc.(Æ) 10,240 82
Ormat Technologies, Inc. 1,124 122
Par Pacific Holdings, Inc.(Æ) 1,864 105
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Patterson-UTI Energy, Inc. 13,963 128
PBF Energy, Inc. Class A 1,720 78
Plug Power, Inc.(Æ) 42,818 116
Range Resources Corp. 3,007 112
Ranger Energy Services, Inc. Class A 12,896 207
REX American Resources Corp.(Æ) 2,017 91
Ring Energy, Inc.(Æ) 72,635 78
Select Water Solutions, Inc. Class A 21,151 423
Shoals Technologies Group, Inc. Class A(Æ) 33,061 327
SM Energy Co. 2,368 62
Solaris Energy Infrastructure, Inc. Class A 8,999 724
Sunrun, Inc.(Æ) 4,273 57
TETRA Technologies, Inc.(Æ) 31,617 358
Transocean, Ltd.(Æ) 25,903 127
Uranium Energy Corp.(Æ) 10,981 117
Valaris, Ltd.(Æ) 910 66
Warrior Met Coal, Inc. 1,104 90
9,037
Financial Services - 17.9%
1st Source Corp. 1,047 85
Abacus Global Management, Inc. 29,039 311
Acadian Asset Management, Inc. 3,476 249
AH Realty Trust, Inc.(ö) 11,875 84
Alerus Financial Corp. 4,234 132
Amalgamated Financial Corp. 2,563 118
American Healthcare REIT, Inc.(ö) 1,652 86
Ameris Bancorp 1,873 169
Ames National Corp. 2,965 88
Apple Hospitality REIT, Inc.(ö) 7,932 133
Arbor Realty Trust, Inc.(ö) 10,593 57
Ares Commercial Real Estate Corp.(ö) 16,082 72
Artisan Partners Asset Management, Inc.
Class A 7,623 263
Associated Banc-Corp. 2,641 81
Atlantic Union Bankshares Corp. 2,351 99
Axos Financial, Inc.(Æ) 6,877 670
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 3,043 81
Banc of California, Inc. 5,681 116
Bancorp, Inc. (The)(Æ) 4,136 259
Bank of Hawaii Corp. 1,077 88
Bank of NT Butterfield & Son, Ltd. (The) 7,495 446
BankUnited, Inc. 9,565 463
BayCom Corp. 8,704 286
BGC Group, Inc. Class A 6,290 67
Braemar Hotels & Resorts, Inc.(ö) 34,591 75
Brandywine Realty Trust(ö) 24,660 78
Bread Financial Holdings, Inc. 1,262 137
BRT Apartments Corp.(ö) 5,211 80
Business First Bancshares, Inc. 9,882 304
Capitol Federal Financial, Inc. 10,346 88
CareTrust REIT, Inc.(ö) 1,974 80
Cathay General Bancorp 3,708 230
Chatham Lodging Trust(ö) 8,370 111
Chicago Atlantic Real Estate Finance, Inc.
(ö) 9,041 97

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Chiron Real Estate, Inc.(ö) 1,884 71
Cipher Digital, Inc.(Æ) 7,755 190
Cleanspark, Inc.(Æ) 5,198 76
CNO Financial Group, Inc. 3,818 195
Cohen & Steers, Inc. 2,711 206
Community Financial System, Inc. 1,195 80
Community Healthcare Trust, Inc.(ö) 5,488 100
Community Trust Bancorp, Inc. 1,106 80
Compass, Inc. Class A(Æ) 13,676 169
COPT Defense Properties(ö) 4,237 154
Core Scientific Inc.(Æ) 15,556 398
Cushman & Wakefield, Ltd.(Æ) 6,445 86
Customers Bancorp, Inc.(Æ) 2,462 195
Dave, Inc.(Æ) 937 349
DiamondRock Hospitality Co.(ö) 7,913 96
DigitalBridge Group, Inc. 4,582 72
Dime Commercial Bancshares, Inc. 6,849 278
Diversified Healthcare Trust(ö) 9,563 89
Douglas Emmett, Inc.(ö) 9,544 113
eHealth, Inc.(Æ) 28,049 42
Employers Holdings, Inc. 4,198 212
Enact Holdings, Inc. 5,406 247
Encore Capital Group, Inc.(Æ) 3,636 339
Enova International, Inc.(Æ) 3,053 735
Essent Group, Ltd. 4,303 277
Evercore, Inc. Class A 793 271
Farmland Partners, Inc.(ö) 20,270 196
FB Bancorp, Inc.(Æ) 13,857 209
Financial Institutions, Inc. 2,088 81
First BanCorp 6,799 177
First Busey Corp. 5,574 164
First Financial Bankshares, Inc. 2,866 99
First Financial Corp. 552 43
First Interstate BancSystem, Inc. Class A 14,153 546
Flagstar Bank National Association 5,387 81
Franklin Street Properties Corp.(ö) 131,635 68
FTAI Infrastructure, Inc. 54,712 254
Fulton Financial Corp. 3,618 88
Genworth Financial, Inc. Class A(Æ) 22,225 211
Glacier Bancorp, Inc. 1,740 90
Global Net Lease, Inc.(ö) 8,058 72
Great Southern Bancorp, Inc. 507 40
Grid Dynamics Holdings, Inc.(Æ) 4,066 23
HA Sustainable Infrastructure Capital, Inc. 3,399 133
Hancock Whitney Corp. 3,989 298
Happen, Inc.(Æ) 3,300 68
Heritage Insurance Holdings, Inc.(Æ) 1,344 35
Highwoods Properties, Inc.(ö) 2,647 80
Hilltop Holdings, Inc. 3,209 124
Hope Bancorp, Inc. 5,887 81
Hudson Pacific Properties, Inc.(Æ)(ö) 1,581 24
Hut 8 Corp.(Æ) 5,657 653
Independence Realty Trust, Inc.(ö) 9,321 156
Innovative Industrial Properties, Inc.(ö) 1,797 111
International Bancshares Corp. 1,485 113
Jackson Financial, Inc. Class A 1,591 163
JBG Smith Properties(ö) 9,805 144
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Kemper Corp. 2,925 79
Kingstone Cos., Inc. 9,732 185
Kite Realty Group Trust(ö) 18,896 536
KKR Real Estate Finance Trust, Inc.(ö) 10,471 72
Lakeland Financial Corp. 1,308 81
Legalzoom.com, Inc.(Æ) 21,928 134
Lemonade, Inc.(Æ) 1,791 117
LiveRamp Holdings, Inc.(Æ) 2,870 108
Macerich Co. (The)(ö) 4,108 104
MARA Holdings, Inc.(Æ) 7,466 104
Marex Group PLC 9,954 607
Merchants Bancorp 1,821 91
Mercury General Corp. 543 58
Miami International Holdings, Inc.(Æ) 2,169 81
Midland States Bancorp, Inc. 2,784 87
Moelis & Co. Class A 5,720 374
Navient Corp. 14,696 125
NexPoint Residential Trust, Inc.(ö) 4,057 113
Nicolet Bankshares, Inc. 1 —
NMI Holdings, Inc. Class A(Æ) 1,499 62
Northfield Bancorp, Inc. 5,238 77
OceanFirst Financial Corp. 14,442 282
Old National Bancorp 5,001 130
Origin Bancorp, Inc. 1,554 79
Outfront Media, Inc.(ö) 2,907 95
Pagseguro Digital, Ltd. Class A 13,054 118
Palomar Holdings, Inc.(Æ) 975 123
Pathward Financial, Inc. 1,263 110
Pebblebrook Hotel Trust(ö) 6,981 136
Pelagos Insurance Capital, Ltd. 3,625 88
Perella Weinberg Partners 14,717 235
Phillips Edison & Co., Inc.(ö) 2,642 110
Piper Sandler Cos. 5,133 371
PJT Partners, Inc. Class A 532 80
Preferred Bank 771 82
Provident Financial Services, Inc. 4,363 103
Radian Group, Inc. 7,652 288
Ready Capital Corp.(ö) 45,397 79
Real Brokerage, Inc. (The)(Æ) 42,499 77
Redwood Trust, Inc.(ö) 37,644 178
Remitly Global, Inc.(Æ) 3,383 76
Renasant Corp. 1,872 80
Riot Platforms, Inc.(Æ) 13,456 368
Ryman Hospitality Properties, Inc.(ö) 965 124
Safehold, Inc.(ö) 4,702 74
Seacoast Banking Corp. of Florida 9,364 311
Selectquote, Inc.(Æ) 15,750 13
ServisFirst Bancshares, Inc. 2,024 176
Sierra Bancorp 2,734 111
SITE Centers Corp.(ö) 28,316 112
SL Green Realty Corp.(ö) 4,202 218
Slide Insurance Holdings, Inc.(Æ) 3,765 73
Southern Missouri Bancorp, Inc. 1,223 93
Spire Global, Inc.(Æ) 10,628 198
SR Bancorp, Inc. 5,208 103
St. Joe Co. (The) 1,900 119
StepStone Group, Inc. Class A 4,070 168

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 25
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Stock Yards Bancorp, Inc. 1,055 81
StoneX Group, Inc.(Æ) 3,067 363
TeraWulf, Inc.(Æ) 3,123 77
Terreno Realty Corp.(ö) 2,510 163
Texas Capital Bancshares, Inc. 2,661 275
TIC Solutions, Inc.(Æ) 13,281 107
Tompkins Financial Corp. 1,765 167
Towne Bank 6,509 236
TriCo Bancshares 914 49
Triumph Financial, Inc.(Æ) 1,055 81
Trupanion, Inc.(Æ) 2,306 57
TrustCo Bank Corp. 3,357 184
Trustmark Corp. 2,200 101
UMB Financial Corp. 1,276 182
UMH Properties, Inc.(ö) 5,174 78
United Bankshares, Inc. 3,350 154
United Community Banks, Inc. 6,249 219
United Fire Group, Inc. 1,534 80
Universal Insurance Holdings, Inc. 1,956 81
Univest Financial Corp. 1,038 45
Upstart Holdings, Inc.(Æ) 2,965 105
Valley National Bancorp 21,298 312
Value Line, Inc. 1,078 44
Virtus Investment Partners, Inc. 455 65
WaFd, Inc. 4,154 159
Walker & Dunlop, Inc. 3,322 182
Washington Trust Bancorp, Inc. 4,545 166
Waterstone Financial, Inc. 7,593 157
Webull Corp.(Æ) 9,149 60
Westamerica BanCorp 3,380 198
Western New England Bancorp, Inc. 4,265 61
WisdomTree, Inc. 2,570 44
WSFS Financial Corp. 4,872 374
Xenia Hotels & Resorts, Inc.(ö) 6,477 132
28,743
Health Care - 17.6%
10X Genomics, Inc. Class A(Æ) 4,585 176
Acadia Healthcare Co., Inc.(Æ) 2,885 85
Acadia Pharmaceuticals, Inc.(Æ) 4,596 116
Adaptive Biotechnologies Corp.(Æ) 6,570 141
ADMA Biologics, Inc.(Æ) 6,589 55
agilon health, Inc.(Æ) 958 103
Akebia Therapeutics, Inc.(Æ) 36,228 41
Alignment Healthcare, Inc.(Æ) 17,734 422
Alkermes PLC(Æ) 4,587 240
Alpha Teknova, Inc.(Æ) 7,335 42
Alphatec Holdings, Inc.(Æ) 3,825 33
Alumis, Inc.(Æ) 2,943 83
Amneal Pharmaceuticals, Inc.(Æ) 3,659 63
AnaptysBio, Inc.(Æ) 1,015 69
AngioDynamics, Inc.(Æ) 24,203 315
ANI Pharmaceuticals, Inc.(Æ) 720 60
Anika Therapeutics, Inc.(Æ) 5,244 77
Apogee Therapeutics, Inc.(Æ) 2,676 355
Apyx Medical Corp.(Æ) 22,033 99
Arcutis Biotherapeutics, Inc.(Æ) 4,349 114
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Ardelyx, Inc.(Æ) 9,357 48
Arrowhead Pharmaceuticals, Inc.(Æ) 2,771 226
Artivion, Inc.(Æ) 6,780 152
Ascendis Pharma A/S(Æ) 971 259
Astrana Health, Inc.(Æ) 7,625 354
AtriCure, Inc.(Æ) 2,052 57
Aurinia Pharmaceuticals, Inc.(Æ) 5,654 96
Avanos Medical, Inc.(Æ) 2,564 64
Avantor, Inc.(Æ) 1,633 16
Axogen, Inc.(Æ) 1,987 92
Axsome Therapeutics, Inc.(Æ) 2,358 577
Azenta, Inc.(Æ) 11,063 282
Beam Therapeutics, Inc.(Æ) 2,797 96
BioCryst Pharmaceuticals, Inc.(Æ) 11,423 114
Biohaven, Ltd.(Æ) 5,344 80
BioLife Solutions, Inc.(Æ) 3,425 97
Bioventus, Inc. Class A(Æ) 29,295 277
BridgeBio Pharma, Inc.(Æ) 1,743 130
BrightSpring Health Services, Inc.(Æ) 12,627 881
Brookdale Senior Living, Inc. Class A(Æ) 4,646 75
Butterfly Network, Inc.(Æ) 10,760 91
CareDx, Inc.(Æ) 2,390 68
Castle Biosciences, Inc.(Æ) 1,477 35
Catalyst Pharmaceuticals, Inc.(Æ) 7,610 239
Celcuity, Inc.(Æ) 1,629 170
Celldex Therapeutics, Inc.(Æ) 2,134 79
Ceribell, Inc.(Æ) 9,569 186
Certara, Inc.(Æ) 16,635 109
Cerus Corp.(Æ) 28,004 82
CG Oncology, Inc.(Æ) 4,508 320
Cogent Biosciences, Inc.(Æ) 5,002 194
Collegium Pharmaceutical, Inc.(Æ) 2,319 84
Concentra Group Holdings Parent, Inc. 7,626 227
CorMedix, Inc.(Æ) 19,749 155
Crinetics Pharmaceuticals, Inc.(Æ) 2,162 81
CRISPR Therapeutics AG(Æ) 2,346 128
Cytek Biosciences, Inc.(Æ) 8,889 39
Cytokinetics, Inc.(Æ) 3,318 283
Definium Therapeutics, Inc.(Æ) 2,730 128
Denali Therapeutics, Inc.(Æ) 3,937 101
Dentsply Sirona, Inc. 13,640 145
Dianthus Therapeutics, Inc.(Æ) 881 86
Disc Medicine, Inc.(Æ) 1,072 78
DocGo, Inc.(Æ) 110,638 57
Dyne Therapeutics, Inc.(Æ) 3,758 83
Edgewise Therapeutics, Inc.(Æ) 2,142 87
Electromed, Inc.(Æ) 1,791 76
Embecta Corp. 6,561 21
Enanta Pharmaceuticals, Inc.(Æ) 5,984 87
Encompass Health Corp. 3,659 370
Enliven Therapeutics, Inc.(Æ) 1,571 80
Enovis Corp.(Æ) 1,223 25
Ensign Group, Inc. (The) 4,103 658
Erasca, Inc.(Æ) 5,525 101
Establishment Labs Holdings, Inc.(Æ) 4,453 382
Fortrea Holdings, Inc.(Æ) 5,728 100
GeneDx Holdings Corp.(Æ) 459 32

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Geron Corp.(Æ) 23,300 30
Glaukos Corp.(Æ) 1,353 189
GRAIL, Inc.(Æ) 739 50
Guardant Health, Inc.(Æ) 3,442 516
Haemonetics Corp.(Æ) 1,639 123
Halozyme Therapeutics, Inc.(Æ) 5,860 459
Harmony Biosciences Holdings, Inc.(Æ) 3,288 120
HealthEquity, Inc.(Æ) 1,821 165
HeartFlow, Inc.(Æ) 2,292 67
Hinge Health, Inc. Class A(Æ) 3,121 259
ICU Medical, Inc.(Æ) 511 75
IDEAYA Biosciences, Inc.(Æ) 1,988 74
ImmunityBio, Inc.(Æ) 9,757 85
Immunome, Inc.(Æ) 3,797 80
Immunovant, Inc.(Æ) 2,491 96
Indivior Pharmaceuticals, Inc.(Æ) 5,064 208
InnovAge Holding Corp.(Æ) 10,250 122
Innoviva, Inc.(Æ) 10,781 245
Intellia Therapeutics, Inc.(Æ) 4,810 81
Iovance Biotherapeutics, Inc.(Æ) 18,978 79
iRadimed Corp. 1,191 114
IRhythm Holdings, Inc.(Æ) 864 103
Ironwood Pharmaceuticals, Inc. Class A(Æ) 18,863 79
Kiniksa Pharmaceuticals International
PLC(Æ) 1,280 82
Kodiak Sciences, Inc.(Æ) 2,123 83
KORU Medical Systems, Inc.(Æ) 7,823 33
Krystal Biotech, Inc.(Æ) 1,332 495
Kymera Therapeutics, Inc.(Æ) 4,635 532
Lantheus Holdings, Inc.(Æ) 1,972 219
LeMaitre Vascular, Inc. 1,170 112
Ligand Pharmaceuticals, Inc. Class B(Æ) 1,132 358
Liquidia Corp.(Æ) 1,743 139
LivaNova PLC(Æ) 2,627 216
Lumexa Imaging Holdings, Inc.(Æ) 12,488 141
Madrigal Pharmaceuticals, Inc.(Æ) 197 106
MannKind Corp.(Æ) 17,074 73
MBX Biosciences, Inc.(Æ) 1,483 82
Medpace Holdings, Inc.(Æ) 778 412
Merit Medical Systems, Inc.(Æ) 1,375 95
MiMedx Group, Inc.(Æ) 18,413 71
Mineralys Therapeutics, Inc.(Æ) 2,374 64
Mirum Pharmaceuticals, Inc.(Æ) 3,313 388
Monte Rosa Therapeutics, Inc.(Æ) 3,343 81
Myriad Genetics, Inc.(Æ) 14,870 85
Nektar Therapeutics(Æ) 1,221 85
Neogen Corp.(Æ) 5,637 51
Novavax, Inc.(Æ) 8,536 80
Novocure, Ltd.(Æ) 3,181 48
Nurix Therapeutics, Inc.(Æ) 3,350 81
Omada Health, Inc.(Æ) 5,347 117
Option Care Health, Inc.(Æ) 2,141 45
Orthofix Medical, Inc.(Æ) 2,293 21
Oruka Therapeutics, Inc.(Æ) 3,939 375
Oscar Health, Inc. Class A(Æ) 5,187 148
PACS Group, Inc.(Æ) 1,897 81
Perrigo Co. PLC 7,950 83
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Phibro Animal Health Corp. Class A 968 30
Phreesia, Inc.(Æ) 3,984 41
Praxis Precision Medicines, Inc.(Æ) 994 333
Prestige Consumer Healthcare, Inc.(Æ) 1,692 80
Privia Health Group, Inc.(Æ) 13,248 341
PROCEPT BioRobotics Corp.(Æ) 1,714 39
Progyny, Inc.(Æ) 4,599 133
Protagonist Therapeutics, Inc.(Æ) 4,528 555
Protalix BioTherapeutics, Inc.(Æ) 41,314 96
PTC Therapeutics, Inc.(Æ) 2,282 186
Puma Biotechnology, Inc.(Æ) 8,831 72
Pursuit Attractions and Hospitality, Inc.(Æ) 5,880 329
RadNet, Inc.(Æ) 4,564 281
Recursion Pharmaceuticals, Inc. Class A(Æ) 21,652 79
Relay Therapeutics, Inc.(Æ) 6,657 125
Rhythm Pharmaceuticals, Inc.(Æ) 4,083 453
Sanara Medtech, Inc.(Æ) 2,346 55
Sarepta Therapeutics, Inc.(Æ) 4,694 84
Scholar Rock Holding Corp.(Æ) 7,359 405
SELLAS Life Sciences Group, Inc.(Æ) 7,803 115
Septerna, Inc.(Æ) 2,247 75
SI-BONE, Inc.(Æ) 1,980 32
Sophia Genetics SA(Æ) 22,405 129
Spyre Therapeutics, Inc.(Æ) 3,902 346
Tactile Systems Technology, Inc.(Æ) 2,505 75
Tandem Diabetes Care, Inc.(Æ) 16,945 256
Tango Therapeutics, Inc.(Æ) 3,401 106
Tarsus Pharmaceuticals, Inc.(Æ) 2,253 142
Teladoc Health, Inc.(Æ) 17,147 145
Teleflex, Inc. 1,238 157
TG Therapeutics, Inc.(Æ) 3,353 184
Theravance Biopharma, Inc.(Æ) 11,069 188
TransMedics Group, Inc.(Æ) 1,005 67
Travere Therapeutics, Inc.(Æ) 2,730 155
TruBridge, Inc.(Æ) 3,877 102
Twist Bioscience Corp.(Æ) 1,807 186
UFP Technologies, Inc.(Æ) 819 217
Ultragenyx Pharmaceutical, Inc.(Æ) 2,604 87
Varex Imaging Corp.(Æ) 18,099 189
Vaxcyte, Inc.(Æ) 3,622 211
Vera Therapeutics, Inc.(Æ) 2,310 99
Veracyte, Inc.(Æ) 3,145 185
VeraDermics, Inc.(Æ) 646 79
Vericel Corp.(Æ) 2,362 105
Waystar Holding Corp.(Æ) 1,111 23
Xenon Pharmaceuticals, Inc.(Æ) 5,267 318
Xeris Biopharma Holdings, Inc.(Æ) 5,209 41
Zymeworks, Inc.(Æ) 3,231 84
28,245
Materials and Processing - 7.9%
Apogee Enterprises, Inc. 4,316 197
Ashland, Inc. 1,243 82
Aspen Aerogels, Inc.(Æ) 19,202 122
ATI, Inc.(Æ) 1,522 300
Avient Corp. 2,368 88
Balchem Corp. 502 85

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 27
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Belden, Inc. 668 80
Boise Cascade Co. 2,103 163
Cabot Corp. 1,567 142
Caledonia Mining Corp. PLC 3,156 60
Carpenter Technology Corp. 776 479
Century Aluminum Co.(Æ) 2,012 93
Chemours Co. (The) 4,502 92
Coeur Mining, Inc. 4,892 80
Commercial Metals Co. 5,585 350
Compass Minerals International, Inc.(Æ) 2,079 65
Constellium SE(Æ) 5,499 175
Ecovyst, Inc.(Æ) 7,475 93
Element Solutions, Inc. 5,105 244
Fabrinet(Æ) 1,114 626
Ferroglobe PLC 16,123 51
Gibraltar Industries, Inc.(Æ) 6,675 301
Global Industrial Co. 2,659 89
Griffon Corp. 1,541 150
H.B. Fuller Co. 1,351 79
Hawkins, Inc. 398 57
Healthcare Services Group, Inc.(Æ) 14,288 351
Hecla Mining Co. 5,188 80
Ingevity Corp.(Æ) 5,640 421
Installed Building Products, Inc. 1,507 346
Interface, Inc. Class A 2,385 86
Intrepid Potash, Inc.(Æ) 6,133 201
Ivanhoe Electric, Inc.(Æ) 4,165 40
Kaiser Aluminum Corp. 1,879 368
Knife River Corp.(Æ) 1,434 120
Koppers Holdings, Inc. 1,120 50
Legence Corp. Class A(Æ) 6,969 594
Louisiana-Pacific Corp. 1,548 122
LSI Industries, Inc. 13,298 353
Mativ Holdings, Inc. 5,294 40
Metallus, Inc.(Æ) 10,538 197
Modine Manufacturing Co.(Æ) 2,344 626
Mueller Water Products, Inc. Class A 2,347 61
NovaGold Resources, Inc.(Æ) 8,414 50
NWPX Infrastructure, Inc.(Æ) 2,351 353
Omega Flex, Inc. 1,300 41
OPENLANE, Inc.(Æ) 2,313 95
Orion SA 10,809 72
Perimeter Solutions, Inc.(Æ) 12,357 441
Ranpak Holdings Corp.(Æ) 29,160 213
Resideo Technologies, Inc.(Æ) 10,903 339
Rush Enterprises, Inc. Class A 3,157 230
Rush Enterprises, Inc. Class B 1,257 96
Sensient Technologies Corp. 787 97
SiteOne Landscape Supply, Inc.(Æ) 1,563 179
SmartRent, Inc.(Æ) 39,508 47
SPX Technologies, Inc.(Æ) 1,770 434
SSR Mining, Inc.(Æ) 5,632 159
Tecnoglass, Inc. 789 37
ThredUp, Inc. Class A(Æ) 2,861 20
Trex Co., Inc.(Æ) 4,942 247
TriMas Corp. 2,068 93
UFP Industries, Inc. 1,178 107
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
United States Lime & Minerals, Inc. 261 27
USA Rare Earth, Inc.(Æ) 5,210 112
VSE Corp. 3,944 901
12,789
Producer Durables - 18.4%
AAR Corp.(Æ) 3,617 517
Adient PLC(Æ) 2,727 50
Aebi Schmidt Holding AG 16,893 212
AeroVironment, Inc.(Æ) 643 106
Alight, Inc. Class A 46,231 26
Allegiant Travel Co. Class A(Æ) 936 110
Allient, Inc. 1,223 126
American Superconductor Corp.(Æ) 6,515 270
AMN Healthcare Services, Inc.(Æ) 14,086 456
Amprius Technologies, Inc.(Æ) 4,146 57
Applied Industrial Technologies, Inc. 1,543 522
ArcBest Corp. 1,049 151
Ardmore Shipping Corp. 1,147 16
Argan, Inc. 745 595
Astec Industries, Inc. 2,892 177
Astronics Corp.(Æ) 5,698 463
Astronics Corp. Class B(Æ) 1,139 87
AZZ, Inc. 1,722 267
Babcock & Wilcox Enterprises, Inc.(Æ) 17,756 250
Badger Meter, Inc. 419 62
Bloom Energy Corp. Class A(Æ) 290 88
Blue Bird Corp.(Æ) 1,336 105
Brink's Co. (The) 368 35
Cactus, Inc. Class A 6,228 319
Cardinal Infrastructure Group, Inc. Class
A(Æ) 2,513 237
Casella Waste Systems, Inc. Class A(Æ) 3,683 357
CBIZ, Inc.(Æ) 2,905 93
CECO Environmental Corp.(Æ) 6,248 567
Champion Homes, Inc.(Æ) 4,151 366
Cimpress PLC(Æ) 1,300 132
Comfort Systems USA, Inc. 318 630
Construction Partners, Inc. Class A(Æ) 5,161 613
Cross Country Healthcare, Inc.(Æ) 8,170 108
CryoPort, Inc.(Æ) 3,176 50
CSW Industrials, Inc. 447 124
DHT Holdings, Inc. 4,396 73
Dorman Products, Inc.(Æ) 2,279 311
Ducommun, Inc.(Æ) 2,114 392
Dycom Industries, Inc.(Æ) 302 153
Eastman Kodak Co.(Æ) 8,118 75
EnerSys 3,164 740
Enpro, Inc. 453 171
ESCO Technologies, Inc. 1,338 468
Euronet Worldwide, Inc.(Æ) 2,847 208
Everforth, Inc.(Æ) 1,841 33
Federal Signal Corp. 4,410 567
Fluor Corp.(Æ) 2,493 131
Forrester Research, Inc.(Æ) 6,327 53
Fox Factory Holding Corp.(Æ) 6,714 114
Franklin Covey Co.(Æ) 3,411 84

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Frontdoor, Inc.(Æ) 1,951 151
FTAI Aviation, Ltd. 776 210
Garrett Motion, Inc. 4,252 154
GEO Group, Inc. (The)(Æ) 2,712 80
GPGI, Inc. Class A 5,141 81
Granite Construction, Inc. 757 120
Helios Technologies, Inc. 4,193 374
Herc Holdings, Inc. 2,431 348
Hub Group, Inc. Class A 5,449 239
Huron Consulting Group, Inc.(Æ) 3,692 333
I3 Verticals, Inc. Class A(Æ) 9,947 212
IES Holdings, Inc.(Æ) 887 652
indie Semiconductor, Inc. Class A(Æ) 36,983 166
International Seaways, Inc. 1,516 116
Itron, Inc.(Æ) 702 61
Janus International Group, Inc.(Æ) 13,389 74
JBT Marel Corp. 2,474 359
Kadant, Inc. 243 76
Kennametal, Inc. 2,336 82
Kforce, Inc. 8,086 379
Kratos Defense & Security Solutions, Inc.
(Æ) 1,701 85
LCI Industries 557 59
Limbach Holdings, Inc.(Æ) 2,883 222
Liquidity Services, Inc.(Æ) 2,086 82
Luxfer Holdings PLC 19,679 355
Marten Transport, Ltd. 13,757 239
Materion Corp. 1,900 565
Matson, Inc. 410 79
Maximus, Inc. 1,044 56
Mayville Engineering Co., Inc.(Æ) 12,816 480
Mercury Systems, Inc.(Æ) 9,610 1,176
Mesa Laboratories, Inc. 873 87
Microvast Holdings, Inc.(Æ) 11,643 14
Miller Industries, Inc. 3,722 190
Mirion Technologies, Inc.(Æ) 2,751 49
Mistras Group, Inc.(Æ) 19,624 343
Moog, Inc. Class A 1,531 649
MYR Group, Inc.(Æ) 456 228
NANO Nuclear Energy, Inc.(Æ) 2,878 61
Navigator Holdings, Ltd. 13,721 256
Nextpower, Inc. Class A(Æ) 722 86
NuScale Power Corp.(Æ) 7,795 78
Onterris, Inc.(Æ) 11,618 235
Orion Group Holdings, Inc.(Æ) 27,160 457
OSI Systems, Inc.(Æ) 342 75
Pitney Bowes, Inc. 5,617 98
Powell Industries, Inc. 284 81
Primoris Services Corp. 3,072 305
Proficient Auto Logistics, Inc.(Æ) 20,630 140
Proto Labs, Inc.(Æ) 1,298 106
Public Policy Holding Co, Inc. 15,433 114
Radiant Logistics, Inc.(Æ) 30,518 289
RBC Bearings, Inc.(Æ) 1,355 873
Resources Connection, Inc. 18,402 78
Robert Half, Inc. 10,608 326
RXO, Inc.(Æ) 13,069 361
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Scorpio Tankers, Inc. 1,321 91
Sezzle, Inc.(Æ) 525 90
SFL Corp., Ltd. 12,029 123
SkyWest, Inc.(Æ) 2,761 274
Standex International Corp. 393 141
Sterling Infrastructure, Inc.(Æ) 489 410
StoneCo, Ltd. Class A 12,388 134
Strattec Security Corp.(Æ) 603 49
TAT Technologies, Ltd.(Æ) 3,195 154
Teekay Corp., Ltd. 6,006 60
Teekay Tankers, Ltd. Class A 1,111 72
Tennant Co. 3,103 272
Terex Corp. 1,559 113
Tidewater, Inc.(Æ) 1,335 89
Titan International, Inc.(Æ) 13,522 104
Titan Machinery, Inc.(Æ) 13,595 287
TrueBlue, Inc.(Æ) 28,180 196
TTM Technologies, Inc.(Æ) 427 80
Tutor Perini Corp. 1,553 129
V2X, Inc.(Æ) 1,260 94
Versigent PLC(Æ) 2,027 85
Watts Water Technologies, Inc. Class A 1,046 409
Werner Enterprises, Inc. 6,310 275
WESCO International, Inc. 676 234
Willdan Group, Inc.(Æ) 509 40
Xerox Holdings Corp. 8,555 27
Xometry, Inc. Class A(Æ) 1,027 99
Zurn Elkay Water Solutions Corp. 5,243 265
29,557
Technology - 15.8%
8x8, Inc.(Æ) 15,267 26
A10 Networks, Inc. 12,826 479
ACI Worldwide, Inc.(Æ) 8,187 412
ACM Research, Inc. Class A(Æ) 1,181 150
ACV Auctions, Inc. Class A(Æ) 20,516 148
Adeia, Inc. 2,806 92
ADTRAN Holdings, Inc.(Æ) 23,542 327
Aehr Test Systems(Æ) 884 85
Agilysys, Inc.(Æ) 3,620 378
Alpha & Omega Semiconductor, Ltd.(Æ) 3,369 159
Ambarella, Inc.(Æ) 1,353 116
Amentum Holdings, Inc.(Æ) 11,391 235
Amkor Technology, Inc. 2,476 213
Appian Corp. Class A(Æ) 3,067 70
Applied Optoelectronics, Inc.(Æ) 532 79
Arlo Technologies, Inc.(Æ) 20,529 277
Arteris, Inc.(Æ) 2,016 98
Asana, Inc. Class A(Æ) 14,283 100
AvePoint, Inc.(Æ) 9,604 108
Aviat Networks, Inc.(Æ) 10,738 238
Axcelis Technologies, Inc.(Æ) 1,840 349
AXT, Inc.(Æ) 1,390 100
Benchmark Electronics, Inc. 949 94
BigBear.ai Holdings, Inc.(Æ) 12,079 44
Blackbaud, Inc.(Æ) 1,406 42
Blackline, Inc.(Æ) 832 23

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 29
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Blend Labs, Inc. Class A(Æ) 7,266 12
Box, Inc. Class A(Æ) 6,881 183
Bumble, Inc. Class A(Æ) 5,810 19
Calix, Inc.(Æ) 1,531 57
Cargurus, Inc.(Æ) 2,864 98
Cerence, Inc.(Æ) 3,376 38
CI&T, Inc. Class A(Æ) 12,760 43
Clear Secure, Inc. Class A 2,249 125
Cohu, Inc.(Æ) 5,677 420
Commerce.com, Inc.(Æ) 21,130 63
CommVault Systems, Inc.(Æ) 2,453 348
Concentrix Corp. 3,166 71
Corsair Gaming, Inc.(Æ) 5,148 50
Crexendo, Inc.(Æ) 15,721 117
Cricut, Inc. Class A 11,376 50
Daktronics, Inc.(Æ) 1,857 36
Descartes Systems Group, Inc. (The)(Æ) 3,475 241
Diebold Nixdorf, Inc.(Æ) 592 50
Digi International, Inc.(Æ) 5,067 380
DigitalOcean Holdings, Inc.(Æ) 5,557 873
Diodes, Inc.(Æ) 1,395 153
Domo, Inc. Class B(Æ) 12,592 39
D-Wave Quantum, Inc.(Æ) 14,570 350
EchoStar Corp. Class A(Æ) 792 80
EverQuote, Inc. Class A(Æ) 4,833 115
Expensify, Inc. Class A(Æ) 55,614 100
Extreme Networks, Inc.(Æ) 4,312 140
Fastly, Inc. Class A(Æ) 4,239 78
Five9, Inc.(Æ) 3,434 73
FormFactor, Inc.(Æ) 3,725 596
Gilat Satellite Networks, Ltd.(Æ) 12,260 163
Globalstar, Inc.(Æ) 984 80
IBEX Holdings, Ltd.(Æ) 1,899 58
Ichor Holdings, Ltd.(Æ) 3,118 350
Identiv, Inc.(Æ) 11,269 28
IDT Corp. Class B 1,267 74
Impinj, Inc.(Æ) 661 95
Innodata, Inc.(Æ) 780 59
Inseego Corp.(Æ) 15,403 159
Insight Enterprises, Inc.(Æ) 938 114
Intapp, Inc.(Æ) 3,936 99
InterDigital, Inc. 1,277 362
inTEST Corp.(Æ) 13,110 238
IonQ, Inc.(Æ) 1,482 79
IPG Photonics Corp.(Æ) 1,648 193
JFrog, Ltd.(Æ) 4,793 436
Kaltura, Inc.(Æ) 24,379 32
Keel Infrastructure Corp.(Æ) 13,823 79
Knowles Corp.(Æ) 14,081 584
Kopin Corp.(Æ) 56,313 252
Kulicke & Soffa Industries, Inc. 3,859 516
Lantronix, Inc.(Æ) 18,090 106
Liberty Capital Corp. Class C(Æ) 3,749 81
Life360, Inc.(Æ) 382 21
Lyft, Inc. Class A(Æ) 6,532 95
Marqeta, Inc. Class A(Æ) 13,860 56
MaxLinear, Inc. Class A(Æ) 4,604 589
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
MediaAlpha, Inc. Class A(Æ) 2,524 32
Napco Security Technologies, Inc. 1,557 59
Navan, Inc. Class A(Æ) 4,188 96
Navitas Semiconductor Corp.(Æ) 3,874 69
NCR Atleos Corp.(Æ) 6,108 265
NETGEAR, Inc.(Æ) 5,999 140
NetScout Systems, Inc.(Æ) 1,979 86
Netskope, Inc. Class A(Æ) 10,794 118
nLight, Inc.(Æ) 3,355 234
Nova, Ltd.(Æ) 1,559 846
Novanta, Inc.(Æ) 484 79
Ondas, Inc.(Æ) 10,669 88
Onto Innovation, Inc.(Æ) 1,443 546
Ooma, Inc.(Æ) 7,005 135
Opendoor Technologies, Inc.(Æ) 19,749 91
Ouster, Inc.(Æ) 1,129 71
Pagaya Technologies, Ltd. Class A(Æ) 924 17
Parsons Corp.(Æ) 5,138 269
Penguin Solutions, Inc.(Æ) 1,176 89
Photronics, Inc.(Æ) 1,861 61
Playstudios, Inc.(Æ) 101,859 51
Playtika Holding Corp. 8,704 32
Plexus Corp.(Æ) 431 130
Porch Group, Inc.(Æ) 2,254 34
Power Integrations, Inc. 1,310 110
Powerfleet, Inc.(Æ) 39,012 149
Preformed Line Products Co. 190 78
Progress Software Corp.(Æ) 2,398 81
PubMatic, Inc. Class A(Æ) 9,322 122
Q2 Holdings, Inc.(Æ) 1,138 55
Qualys, Inc.(Æ) 1,574 216
Quantum Computing, Inc.(Æ) 6,129 59
Rapid7, Inc.(Æ) 8,815 71
Red Violet, Inc.(Æ) 626 40
Ribbon Communications, Inc.(Æ) 56,557 132
Rigetti Computing, Inc.(Æ) 8,898 172
SailPoint, Inc.(Æ) 5,469 80
Sanmina Corp.(Æ) 332 84
Sapiens International Corp. NV(Æ)(Š) 1,133 49
Semtech Corp.(Æ) 2,963 480
Silicon Laboratories, Inc.(Æ) 931 203
Simulations Plus, Inc.(Æ) 3,449 63
SiTime Corp.(Æ) 430 321
Sonos, Inc.(Æ) 18,388 249
SoundHound AI, Inc. Class A(Æ) 7,267 47
Sprinklr, Inc. Class A(Æ) 7,269 38
Sprout Social, Inc. Class A(Æ) 14,982 113
SPS Commerce, Inc.(Æ) 586 33
Stubhub Holdings, Inc. Class A(Æ) 6,193 80
Synaptics, Inc.(Æ) 661 82
Telos Corp.(Æ) 15,387 71
Tenable Holdings, Inc.(Æ) 6,770 250
Trump Media & Technology Group Corp.
(Æ) 10,667 83
Ultra Clean Holdings, Inc.(Æ) 6,383 910
Upwork, Inc.(Æ) 8,119 68
Varonis Systems, Inc.(Æ) 15,311 642

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
30 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Veeco Instruments, Inc.(Æ) 12,034 912
Viant Technology, Inc. Class A(Æ) 18,314 232
Viasat, Inc.(Æ) 3,033 272
Vishay Intertechnology, Inc. 2,176 117
Vistance Networks, Inc. 5,178 66
Weave Communications, Inc.(Æ) 10,951 66
WidePoint Corp.(Æ) 6,675 117
Workiva, Inc.(Æ) 3,876 188
Yelp, Inc. Class A(Æ) 3,239 79
Yext, Inc.(Æ) 4,524 21
Zeta Global Holdings Corp. Class A(Æ) 5,277 104
25,481
Utilities - 2.2%
American States Water Co. 4,393 363
ATN International, Inc. 2,508 66
Black Hills Corp. 1,185 88
Brookfield Infrastructure Corp. Class A 2,072 80
California Resources Corp. 2,921 154
California Water Service Group 864 42
CNX Resources Corp.(Æ) 2,496 85
Comstock Resources, Inc.(Æ) 9,742 145
Consolidated Water Co., Ltd. 2,728 81
Genie Energy, Ltd. Class B 10,763 156
Golar LNG, Ltd. 1,381 69
Hawaiian Electric Industries, Inc.(Æ) 2,685 36
Kosmos Energy, Ltd.(Æ) 38,413 81
Lumen Technologies, Inc.(Æ) 23,387 180
Magnolia Oil & Gas Corp. Class A 9,345 239
Middlesex Water Co. 1,426 80
New Jersey Resources Corp. 1,894 106
Northern Oil & Gas, Inc. 11,696 212
Northwestern Energy Group, Inc. 1,079 77
Oklo, Inc.(Æ) 1,514 79
ONE Gas, Inc. 1,281 99
Otter Tail Corp. 1,118 101
Portland General Electric Co. 4,568 237
SandRidge Energy, Inc. 16,815 230
Shenandoah Telecommunications Co. 9,553 144
Southwest Gas Holdings, Inc. 923 82
Spire, Inc. 754 59
Talos Energy, Inc.(Æ) 12,548 162
Telephone and Data Systems, Inc. 2,046 76
3,609
Total Common Stocks
(cost $128,596) 156,426
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š)
Rights 1,808 1
Avadel Pharmaceuticals PLC(Æ)(Š)
Rights 3,391 2
Xerox Holdings Corp.(Æ)
2028 Warrants 4,413 2
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Total Warrants and Rights
(cost $3) 5
Short-Term Investments - 3.3%
State Street Institutional U.S. Government
Money Market Fund 5,328,166 5,328
Total Short-Term Investments
(cost $5,328) 5,328
Total Investments - 100.5%
(cost $133,927) 161,759
Other Assets net of Liabilities
- (0.5)%
(873)
Net Assets - 100.0%
160,886

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 31
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
Russell 2000 Micro E-Mini Index Futures 322 USD 4,903 09/18/2026 114
Total Futures Contracts (å) 114
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 17,511 $ — $ — $ 17,511
Consumer Staples 1,454 — — 1,454
Energy 9,037 — — 9,037
Financial Services 28,743 — — 28,743
Health Care 28,245 — — 28,245
Materials and Processing 12,789 — — 12,789
Producer Durables 29,557 — — 29,557
Technology 25,432 — 49 25,481
Utilities 3,609 — — 3,609
Warrants and Rights 2 — 3 5
Short-Term Investments 5,328 — — 5,328
Total Investments
161,707 — 52 161,759
Derivatives
Assets
Futures Contracts 114 — — 114
Total Derivatives
*
$ 114 $ — $ — $ 114
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
32 Venerable US Small Cap Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Bahamas .............................................................................................
169 0.1
Bermuda .............................................................................................
506 0.3
Brazil ..................................................................................................
295 0.2
Cameroon ...........................................................................................
173 0.1
Canada ................................................................................................
1,760 1.1
Cayman Islands ..................................................................................
60 —**
China ..................................................................................................
166 0.1
Costa Rica ..........................................................................................
382 0.2
Denmark .............................................................................................
259 0.2
Germany .............................................................................................
153 0.1
Guernsey ............................................................................................
103 0.1
Ireland ................................................................................................
233 0.1
Israel ...................................................................................................
1,059 0.7
Monaco ..............................................................................................
91 0.1
Norway ...............................................................................................
123 0.1
Puerto Rico .........................................................................................
177 0.1
Singapore ...........................................................................................
516 0.3
South Africa .......................................................................................
60 —**
Switzerland ........................................................................................
623 0.4
Thailand .............................................................................................
626 0.4
United Kingdom .................................................................................
1,198 0.7
United States ......................................................................................
152,947 95.1
Virgin Islands, British ........................................................................
80 —**
Total Investments ............................................................................... 161,759 100.5
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 33
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 133,927
Investments, at fair value .............................................................................................................................................................
161,759
Receivables:
Dividends and interest ...................................................................................................................................................... 77
Investments sold ............................................................................................................................................................... 11,688
From broker(a) ................................................................................................................................................................. 391
Variation margin on futures contracts .............................................................................................................................. 24
Prepaid expenses .......................................................................................................................................................................... 6
Total assets ...............................................................................................................................................................
173,945
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 11,202
Fund shares redeemed ...................................................................................................................................................... 1,712
Accrued fees to affiliates .................................................................................................................................................. 104
Other accrued expenses .................................................................................................................................................... 41
Total liabilities ...........................................................................................................................................................
13,059
Net Assets ...............................................................................................................................................................
$ 160,886
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 39,678
Paid-in capital ..............................................................................................................................................................................
121,208
Net Assets ...............................................................................................................................................................
$ 160,886
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 391
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 13.02
Class V — Net assets ........................................................................................................................................................... $ 160,885,596
Class V — Shares outstanding ............................................................................................................................................ 12,352,237
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
34 Venerable US Small Cap Fund
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 780
Interest .............................................................................................................................................................................. 7
Total investment income .............................................................................................................................................................
787
Expenses
Advisory fees ................................................................................................................................................................... 627
Administrative fees .......................................................................................................................................................... 89
Distribution fees - Class V ............................................................................................................................................... 221
Professional fees .............................................................................................................................................................. 23
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 1
Offering fees ..................................................................................................................................................................... 6
Miscellaneous .................................................................................................................................................................. 6
Expenses before reductions .............................................................................................................................................. 975
Expense reductions .......................................................................................................................................................... (348)
Net expenses ................................................................................................................................................................................
627
Net investment income (loss) .......................................................................................................................................................
160
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 11,576
Futures contracts .............................................................................................................................................................. 725
Net realized gain (loss) ................................................................................................................................................................
12,301
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 23,461
Futures contracts .............................................................................................................................................................. 215
Net change in unrealized appreciation (depreciation) ................................................................................................................. 23,676
Net realized and unrealized gain (loss) ........................................................................................................................................ 35,977
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 36,137

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Venerable US Small Cap Fund 35
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 160 $ 186
Net realized gain (loss) ................................................................................................................ 12,301 (756)
Net change in unrealized appreciation (depreciation) ................................................................. 23,676 4,270
Net increase (decrease) in net assets from operations ....................................................................... 36,137 3,700
Distributions
To shareholders
Class V ..................................................................................................................................... (159) —
Net decrease in net assets from distributions ..................................................................................... (159) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (16,429) 137,637
Total Net Increase (Decrease) in Net Assets ...................................................................
19,549 141,337
Net Assets
Beginning of period ........................................................................................................................... 141,337 —
End of period ......................................................................................................................................
$ 160,886 $ 141,337
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold 36 $ 404 14,803 $ 148,047
Proceeds from reinvestment of distributions 13 159 — —
Payments for shares redeemed (1,480) (16,992) (1,020) (10,410)
Total increase (decrease)
(1,431) $ (16,429) 13,783 $ 137,637
(1) For the period September 12, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
36 Venerable US Small Cap Fund
Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/26
(ƣ)
12/31/25
(℈)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.25 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.01 .01
$ Net Realized and Unrealized Gain (Loss) 2.77 .24
$ Total from Investment Operations 2.78 .25
Less distributions:
– –
$ Distributions from Net Investment Income (.01) —
$ Total Distributions (.01) —
$ Net Asset Value, End of Period 13.02 10.25
% Total Return
(±)(ǿ)
27.15 2.50
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 160,886 141,337
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
1.32 1.41
% Expenses, Net
(Ƃ)(ɯ)
.85 .85
% Net Investment Income
(Ƃ)(ɯ)
.22 .43
% Portfolio Turnover Rate
(ǿ)
41 24

Venerable Variable Insurance Trust
Venerable Real Estate Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Real Estate Fund 37
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 97.8%
Diversified - 14.7%
Broadstone Net Lease, Inc.(ö) 13,780 285
Centerspace (ö) 6,015 338
Crown Castle, Inc.(ö) 33,975 2,573
Essential Properties Realty Trust, Inc.(ö) 54,897 1,639
Global Net Lease, Inc.(ö) 5,366 48
Iron Mountain, Inc.(ö) 27,417 3,463
Outfront Media, Inc.(ö) 25,207 826
Realty Income Corp.(ö) 13,981 866
Vornado Realty Trust(ö) 18,715 735
Weyerhaeuser Co.(ö) 34,908 836
WP Carey, Inc.(ö) 19,108 1,366
12,975
Healthcare - 18.1%
American Healthcare REIT, Inc.(ö) 34,255 1,786
Brookdale Senior Living, Inc.(Æ) 33,980 547
CareTrust REIT, Inc.(ö) 23,269 939
Sabra Health Care REIT, Inc.(ö) 30,108 587
Ventas, Inc.(ö) 28,874 2,564
Welltower, Inc.(ö) 41,871 9,504
15,927
Industrial - 10.5%
EastGroup Properties, Inc.(ö) 12,640 2,560
First Industrial Realty Trust, Inc.(ö) 30,593 1,876
LXP Industrial Trust(ö) 9,793 527
Prologis, Inc.(ö) 29,481 3,994
Rexford Industrial Realty, Inc.(ö) 8,214 275
9,232
Lodging/Resorts - 5.0%
Gaming and Leisure Properties, Inc.(ö) 36,903 1,643
Hilton Worldwide Holdings, Inc. 1,291 427
Host Hotels & Resorts, Inc.(ö) 9,037 214
Pebblebrook Hotel Trust(ö) 51,264 995
Ryman Hospitality Properties, Inc.(ö) 5,953 765
Xenia Hotels & Resorts, Inc.(ö) 18,486 377
4,421
Office - 1.7%
BXP, Inc.(ö) 8,588 569
COPT Defense Properties(ö) 13,426 489
Cousins Properties, Inc.(ö) 13,965 419
1,477
Residential - 12.2%
American Homes 4 Rent, LP(ö) 70,525 2,364
AvalonBay Communities, Inc.(ö) 8,598 1,622
Equity LifeStyle Properties, Inc.(ö) 13,695 883
Essex Property Trust, Inc.(ö) 8,309 2,423
Invitation Homes, Inc.(ö) 16,051 485
Mid-America Apartment Communities, Inc.
(ö) 10,216 1,420
Sun Communities, Inc.(ö) 5,415 649
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
UDR, Inc.(ö) 22,951 916
10,762
Retail - 12.6%
Acadia Realty Trust(ö) 14,870 311
Agree Realty Corp.(ö) 14,575 1,104
Brixmor Property Group, Inc.(ö) 40,412 1,274
Curbline Properties Corp.(ö) 10,220 311
InvenTrust Properties Corp.(ö) 10,869 385
Kimco Realty Corp.(ö) 26,330 667
Macerich Co. (The)(ö) 20,760 523
NETSTREIT Corp.(ö) 38,478 813
Phillips Edison & Co., Inc.(ö) 18,846 784
Regency Centers Corp.(ö) 14,688 1,171
Simon Property Group, Inc.(ö) 16,696 3,734
11,077
Self Storage - 5.1%
CubeSmart (ö) 32,572 1,295
Public Storage(ö) 9,983 3,178
4,473
Technology - 17.9%
American Tower Corp.(ö) 28,201 4,614
Applied Digital Corp.(Æ) 993 37
Blackstone Digital Infrastructure Trust Inc.
(Æ)(ö) 2,041 44
Digital Realty Trust, Inc.(ö) 17,838 3,203
Equinix, Inc.(ö) 6,352 6,621
SBA Communications Corp.(ö) 7,017 1,238
15,757
Total Common Stocks
(cost $78,117) 86,101
Short-Term Investments - 1.9%
State Street Institutional U.S. Government
Money Market Fund 1,644,118 1,644
Total Short-Term Investments
(cost $1,644) 1,644
Total Investments - 99.7%
(cost $79,761) 87,745
Other Assets net of Liabilities
- 0.3%
245
Net Assets - 100.0%
87,990

Venerable Variable Insurance Trust
Venerable Real Estate Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
38 Venerable Real Estate Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
Dow Jones U.S. Real Estate Index Futures 44 USD 1,706 09/18/2026 (33)
Total Futures Contracts (å) (33)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Diversified $ 12,975 $ — $ — $ 12,975
Healthcare 15,927 — — 15,927
Industrial 9,232 — — 9,232
Lodging/Resorts 4,421 — — 4,421
Office 1,477 — — 1,477
Residential 10,762 — — 10,762
Retail 11,077 — — 11,077
Self Storage 4,473 — — 4,473
Technology 15,757 — — 15,757
Short-Term Investments 1,644 — — 1,644
Total Investments
87,745 — — 87,745
Derivatives
Liabilities
Futures Contracts (33) — — (33)
Total Derivatives
*
$ (33) $ — $ — $ (33)
* Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
427 0.5
Financial Services ..............................................................................
85,127 96.7
Health Care ........................................................................................
547 0.6
Short-Term Investments .............................................................
1,644 1.9
Total Investments ............................................................................... 87,745 99.7

Venerable Variable Insurance Trust
Venerable Real Estate Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Real Estate Fund 39
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 79,761
Investments, at fair value .............................................................................................................................................................
87,745
Receivables:
Dividends and interest ...................................................................................................................................................... 320
From broker(a) ................................................................................................................................................................. 135
Prepaid expenses .......................................................................................................................................................................... 37
Total assets ...............................................................................................................................................................
88,237
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 135
Accrued fees to affiliates .................................................................................................................................................. 64
Other accrued expenses .................................................................................................................................................... 17
Variation margin on futures contracts .............................................................................................................................. 31
Total liabilities ...........................................................................................................................................................
247
Net Assets ...............................................................................................................................................................
$ 87,990
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 9,335
Paid-in capital ..............................................................................................................................................................................
78,655
Net Assets ...............................................................................................................................................................
$ 87,990
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 135
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 11.14
Class V — Net assets ........................................................................................................................................................... $ 87,989,555
Class V — Shares outstanding ............................................................................................................................................ 7,900,221
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Real Estate Fund
See accompanying notes which are an integral part of the financial statements.
40 Venerable Real Estate Fund
Statement of Operations — For the Period Ended June 30, 2026
(1)
(Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,021
Interest .............................................................................................................................................................................. 1
Total investment income .............................................................................................................................................................
1,022
Expenses
Advisory fees ................................................................................................................................................................... 193
Administrative fees .......................................................................................................................................................... 29
Distribution fees - Class V ............................................................................................................................................... 72
Professional fees .............................................................................................................................................................. 15
Trustees’ fees .................................................................................................................................................................... 1
Offering fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 4
Expenses before reductions .............................................................................................................................................. 324
Expense reductions .......................................................................................................................................................... (83)
Net expenses ................................................................................................................................................................................
241
Net investment income (loss) .......................................................................................................................................................
781
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 365
Futures contracts .............................................................................................................................................................. 238
Net realized gain (loss) ................................................................................................................................................................
603
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 7,984
Futures contracts .............................................................................................................................................................. (33)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 7,951
Net realized and unrealized gain (loss) ........................................................................................................................................ 8,554
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 9,335
(1)     For the period March 20, 2026 (commencement of operations) to June 30, 2026.

Venerable Variable Insurance Trust
Venerable Real Estate Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Real Estate Fund 41
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(1)
(Unaudited)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 781
Net realized gain (loss) ................................................................................................................ 603
Net change in unrealized appreciation (depreciation) ................................................................. 7,951
Net increase (decrease) in net assets from operations ....................................................................... 9,335
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 78,655
Total Net Increase (Decrease) in Net Assets ...................................................................
87,990
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 87,990
* Share transaction amounts (in thousands) for the period ended June 30, 2026 were as follows:
2026
(1)
(Unaudited)
Shares Dollars
Class V
Proceeds from shares sold 8,358 $ 83,594
Payments for shares redeemed (458) (4,939)
Total increase (decrease)
7,900 $ 78,655
(1) For the period March 20, 2026 (commencement of operations) to June 30, 2026.

See accompanying notes which are an integral part of the financial statements.
42 Venerable Real Estate Fund
Venerable Variable Insurance Trust
Venerable Real Estate Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class V
06/30/26
(δ)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.10
$ Net Realized and Unrealized Gain (Loss) 1.04
$ Total from Investment Operations 1.14
$ Net Asset Value, End of Period 11.14
% Total Return
(±)(ǿ)
11.40
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 87,990
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
1.34
% Expenses, Net
(Ƃ)(ɯ)
1.00
% Net Investment Income
(Ƃ)(ɯ)
3.24
% Portfolio Turnover Rate
(ǿ)
5

Venerable Variable Insurance Trust
Venerable International Equity Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable International Equity Fund 43
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Common Stocks - 96.5%
Australia - 7.5%
ANZ Group Holdings, Ltd. 18,904 463
BHP Group, Ltd. 42,367 1,768
Brambles, Ltd. 65,281 881
Fortescue, Ltd. 153,520 2,045
Glencore PLC(Æ) 47,347 323
Mirvac Group(ö) 151,420 181
Pro Medicus, Ltd. 2,062 292
Qantas Airways, Ltd. 67,740 502
QBE Insurance Group, Ltd. 46,112 805
Rio Tinto PLC 34,141 3,229
Santos, Ltd. 352,883 1,752
Telstra Group, Ltd. 130,367 458
Vicinity, Ltd.(ö) 451,887 805
Woodside Energy Group, Ltd. 30,112 583
14,087
Austria - 0.5%
OMV AG 9,145 574
Verbund AG Class A 4,816 306
880
Belgium - 1.3%
Anheuser-Busch InBev SA 10,843 894
KBC Group NV 4,884 666
UCB SA 2,704 810
2,370
Canada - 1.5%
Celestica, Inc.(Æ) 1,458 531
Cenovus Energy, Inc. 34,624 859
Dollarama, Inc. 6,326 837
Loblaw Cos., Ltd. 11,614 527
2,754
China - 1.3%
SITC International Holdings Co., Ltd. 162,063 651
Yangzijiang Shipbuilding Holdings, Ltd. 645,203 1,713
2,364
Denmark - 1.9%
Carlsberg AS Class B 3,857 506
Danske Bank A/S 33,070 1,774
Novo Nordisk A/S Class B 28,710 1,378
3,658
Finland - 1.8%
Kesko Oyj Class B 19,263 431
Nokia Oyj - ADR 49,465 657
Nordea Bank Abp 122,429 2,325
3,413
France - 11.2%
Airbus SE 1,970 439
Amundi SA(Þ) 5,477 526
AXA SA 64,513 3,233
BNP Paribas SA 29,753 3,477
Bouygues SA 14,778 825
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Capgemini SE 1,208 122
Compagnie de Saint-Gobain SA 4,425 401
Credit Agricole SA 114,196 2,297
Danone SA 17,341 1,422
Engie SA 15,644 493
EssilorLuxottica SA 2,043 383
Hermes International SCA 330 604
Klepierre SA(ö) 22,701 949
L'Oreal SA 2,007 881
Pernod Ricard SA 26,165 1,911
Publicis Groupe SA 7,728 764
Safran SA 1,415 559
Thales SA 1,379 354
TotalEnergies SE 3,417 265
Vinci SA 6,723 983
20,888
Germany - 5.8%
Bayer AG 9,299 514
Daimler Truck Holding AG 36,805 1,775
Deutsche Post AG 6,534 396
Deutsche Telekom AG 15,813 431
E.ON SE 55,117 1,137
Infineon Technologies AG 14,706 1,373
Mercedes-Benz Group AG 44,631 2,240
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 1,032 576
Siemens AG 2,097 674
Siemens Energy AG 9,026 1,711
10,827
Hong Kong - 0.9%
Prudential PLC 25,524 340
Swire Pacific, Ltd. Class A 32,156 336
WH Group, Ltd.(Þ) 977,853 1,037
1,713
Ireland - 0.4%
AIB Group PLC 64,075 753
Italy - 5.8%
Banco BPM SpA 17,974 310
BPER Banca SpA 146,427 2,298
Enel SpA 139,494 1,603
Intesa Sanpaolo SpA 327,080 2,241
Poste Italiane SpA 64,289 2,103
Prysmian SpA 10,512 1,766
Ryanair Holdings PLC 18,872 591
10,912
Japan - 21.1%
Advantest Corp. 3,949 803
AGC, Inc. 15,982 691
Asahi Group Holdings, Ltd. 26,464 252
Asics Corp. 17,880 486
Astellas Pharma, Inc. 58,682 789
Bridgestone Corp. 25,912 546
Canon, Inc. 84,393 2,157

Venerable Variable Insurance Trust
Venerable International Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
44 Venerable International Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Daito Trust Construction Co., Ltd. 30,885 589
Hitachi, Ltd. 16,636 462
Honda Motor Co., Ltd. 227,518 2,061
Hoya Corp. 12,083 1,949
Ibiden Co., Ltd. 1,506 226
ITOCHU Corp. 31,959 367
Japan Tobacco, Inc. 58,514 2,150
Kawasaki Kisen Kaisha, Ltd. 82,823 1,270
KDDI Corp. 18,042 304
Keyence Corp. 1,925 970
Kioxia Holdings Corp.(Æ) 3,492 1,982
Lasertec Corp. 3,126 973
MatsukiyoCocokara & Co. 17,313 256
MINEBEA MITSUMI, Inc. 14,339 425
Mitsubishi Corp. 18,138 488
Mitsubishi Electric Corp. 19,725 723
Mitsubishi Heavy Industries, Ltd. 30,957 705
Mitsubishi UFJ Financial Group, Inc. 112,871 2,239
Murata Manufacturing Co., Ltd. 3,720 268
ORIX Corp. 20,707 785
Otsuka Corp. 33,675 577
Pan Pacific International Holdings Corp. 119,040 608
Recruit Holdings Co., Ltd. 9,140 636
Resona Holdings, Inc. 35,290 460
Sekisui House, Ltd. 85,149 1,772
Shin-Etsu Chemical Co., Ltd. 20,418 890
SoftBank Corp. 1,544,788 1,977
SoftBank Group Corp. 27,182 1,020
Sony Group Corp. 57,598 1,155
Sumitomo Electric Industries, Ltd. 43,932 811
Sumitomo Mitsui Financial Group, Inc. 24,284 949
Terumo Corp. 46,711 643
Tokyo Electron, Ltd. 5,752 2,782
Yamazaki Baking Co., Ltd. 15,322 302
39,498
Macao - 0.3%
Sands China, Ltd. 397,352 664
Netherlands - 3.9%
Argenx SE(Æ) 347 322
ASM International NV 1,205 1,379
ASML Holding NV 1,812 3,593
ASR Nederland NV 8,766 662
ING Groep NV 43,933 1,390
7,346
Norway - 1.3%
DNB Bank ASA 55,535 1,652
Telenor ASA 54,682 786
2,438
Portugal - 0.1%
EDP SA 32,085 168
Singapore - 2.4%
Capitaland Investment, Ltd. 58,796 114
DBS Group Holdings, Ltd. 40,888 2,066
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Keppel, Ltd. 148,128 1,262
Sea, Ltd. - ADR(Æ) 3,905 374
Sembcorp Industries, Ltd. 147,830 728
4,544
Spain - 4.1%
Aena SME SA(Þ) 54,019 1,647
Banco Santander SA 90,191 1,248
CaixaBank SA 61,260 870
Industria de Diseno Textil SA 23,215 1,463
Naturgy Energy Group SA 48,006 1,506
Redeia Corp. SA 50,151 853
7,587
Sweden - 3.0%
Atlas Copco AB Class A 55,465 1,126
Evolution AB(Æ)(Þ) 6,641 457
Sandvik AB 22,220 917
Skanska AB Class B 30,380 813
Swedbank AB Class A 18,011 673
Volvo AB Class B 46,113 1,568
5,554
Switzerland - 3.9%
ABB, Ltd. 9,038 980
Compagnie Financiere Richemont SA
Class A 6,019 1,397
Galderma Group AG(Æ) 4,634 1,054
Nestle SA 5,382 553
Partners Group Holding AG 336 275
UBS Group AG 11,390 564
Zurich Insurance Group AG 3,237 2,391
7,214
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 3,154 1,506
United Kingdom - 9.2%
3i Group PLC 9,342 308
AstraZeneca PLC 10,552 1,974
BAE Systems PLC 34,632 847
Barclays PLC 184,428 1,238
Compass Group PLC 7,118 230
GSK PLC 6,325 166
Halma PLC 8,677 453
HSBC Holdings PLC 141,431 2,687
Imperial Brands PLC 64,872 2,399
Intertek Group PLC 30,164 2,324
Land Securities Group PLC(ö) 114,595 990
London Stock Exchange Group PLC 8,827 956
NatWest Group PLC 99,578 878
Segro PLC(ö) 32,254 375
Tesco PLC 176,721 1,079
Vodafone Group PLC 238,640 315
17,219
United States - 6.5%
Aegon, Ltd. 179,516 1,526

Venerable Variable Insurance Trust
Venerable International Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable International Equity Fund 45
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Alcon AG 6,201 419
CRH PLC 6,166 660
Ferguson Enterprises, Inc. 1,522 363
Novartis AG 14,018 2,195
Roche Holding AG 4,131 1,701
Sanofi SA 6,709 573
Schneider Electric SE 4,828 1,584
Seagate Technology Holdings PLC 947 914
Shell PLC 43,432 1,682
Spotify Technology SA(Æ) 1,172 538
12,155
Total Common Stocks
(cost $167,391) 180,512
Preferred Stocks - 0.9%
Germany - 0.9%
Volkswagen AG
6.666% (Ÿ) 21,194 1,698
Total Preferred Stocks
(cost $2,091) 1,698
Short-Term Investments - 2.4%
United States - 2.4%
State Street Institutional U.S. Government
Money Market Fund 4,369,720 4,370
Total Short-Term Investments
(cost $4,370) 4,370
Total Investments - 99.8%
(cost $173,852) 186,580
Other Assets net of Liabilities
- 0.2%
424
Net Assets - 100.0%
187,004

Venerable Variable Insurance Trust
Venerable International Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
46 Venerable International Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
MSCI EAFE Index Futures 40 USD 6,291 09/18/2026 20
Total Futures Contracts (å) 20
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Australia $ — $ 14,087 $ — $ 14,087
Austria — 880 — 880
Belgium — 2,370 — 2,370
Canada 2,754 — — 2,754
China — 2,364 — 2,364
Denmark — 3,658 — 3,658
Finland 657 2,756 — 3,413
France — 20,888 — 20,888
Germany — 10,827 — 10,827
Hong Kong — 1,713 — 1,713
Ireland — 753 — 753
Italy — 10,912 — 10,912
Japan — 39,498 — 39,498
Macao — 664 — 664
Netherlands — 7,346 — 7,346
Norway — 2,438 — 2,438
Portugal — 168 — 168
Singapore 374 4,170 — 4,544
Spain — 7,587 — 7,587
Sweden — 5,554 — 5,554
Switzerland — 7,214 — 7,214
Taiwan 1,506 — — 1,506
United Kingdom — 17,219 — 17,219
United States 2,112 10,043 — 12,155
Preferred Stocks — 1,698 — 1,698
Short-Term Investments 4,370 — — 4,370
Total Investments 11,773 174,807 — 186,580
Derivatives
Assets
Futures Contracts 20 — — 20
Total Derivatives
*
$ 20 $ — $ — $ 2 0
* Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable International Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable International Equity Fund 47
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
20,690 11.1
Consumer Staples ...............................................................................
10,942 5.8
Energy ................................................................................................
6,717 3.6
Financial Services ..............................................................................
51,121 27.3
Health Care ........................................................................................
13,212 7.1
Materials and Processing ...................................................................
10,681 5.7
Producer Durables ..............................................................................
34,930 18.7
Technology .........................................................................................
21,842 11.7
Utilities ...............................................................................................
10,377 5.5
Preferred Stocks
Consumer Discretionary ....................................................................
1,698 0.9
Short-Term Investments .............................................................
4,370 2.4
Total Investments ............................................................................... 186,580 99.8

Venerable Variable Insurance Trust
Venerable International Equity Fund
See accompanying notes which are an integral part of the financial statements.
48 Venerable International Equity Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 173,852
Investments, at fair value .............................................................................................................................................................
186,580
Foreign currency holdings(^) ....................................................................................................................................................... 52
Receivables:
Dividends and interest ...................................................................................................................................................... 243
Investments sold ............................................................................................................................................................... 920
Foreign capital gains taxes recoverable ........................................................................................................................... 269
From broker(a) ................................................................................................................................................................. 248
Variation margin on futures contracts .............................................................................................................................. 22
Spot foreign currency exchange contracts ....................................................................................................................... 3
Prepaid expenses .......................................................................................................................................................................... 80
Total assets ...............................................................................................................................................................
188,417
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 333
Investments purchased ..................................................................................................................................................... 651
Fund shares redeemed ...................................................................................................................................................... 267
Accrued fees to affiliates .................................................................................................................................................. 140
Other accrued expenses .................................................................................................................................................... 22
Total liabilities ...........................................................................................................................................................
1,413
Net Assets ...............................................................................................................................................................
$ 187,004
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 16,946
Paid-in capital ..............................................................................................................................................................................
170,058
Net Assets ...............................................................................................................................................................
$ 187,004
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 52
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 248
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.95
Class V — Net assets ........................................................................................................................................................... $ 187,004,196
Class V — Shares outstanding ............................................................................................................................................. 17,073,716
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable International Equity Fund 49
Statement of Operations — For the Period Ended June 30, 2026
(1)
(Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 3,799
Interest .............................................................................................................................................................................. 1
Less foreign taxes withheld ............................................................................................................................................. (449)
Total investment income .............................................................................................................................................................
3,351
Expenses
Advisory fees ................................................................................................................................................................... 412
Administrative fees .......................................................................................................................................................... 62
Distribution fees - Class V ............................................................................................................................................... 155
Professional fees .............................................................................................................................................................. 18
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 1
Offering fees ..................................................................................................................................................................... 21
Miscellaneous .................................................................................................................................................................. 4
Expenses before reductions .............................................................................................................................................. 675
Expense reductions .......................................................................................................................................................... (165)
Net expenses ................................................................................................................................................................................
510
Net investment income (loss) .......................................................................................................................................................
2,841
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 2,328
Futures contracts .............................................................................................................................................................. (587)
Foreign currency-related transactions .............................................................................................................................. (377)
Net realized gain (loss) ................................................................................................................................................................
1,364
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 12,728
Futures contracts .............................................................................................................................................................. 20
Foreign currency-related transactions .............................................................................................................................. (7)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 12,741
Net realized and unrealized gain (loss) ........................................................................................................................................ 14,105
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 16,946
(1)     For the period March 20, 2026 (commencement of operations) to June 30, 2026.

Venerable Variable Insurance Trust
Venerable International Equity Fund
See accompanying notes which are an integral part of the financial statements.
50 Venerable International Equity Fund
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(1)
(Unaudited)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 2,841
Net realized gain (loss) ................................................................................................................ 1,364
Net change in unrealized appreciation (depreciation) ................................................................. 12,741
Net increase (decrease) in net assets from operations ....................................................................... 16,946
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 170,058
Total Net Increase (Decrease) in Net Assets ...................................................................
187,004
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 187,004
* Share transaction amounts (in thousands) for the period ended June 30, 2026 were as follows:
2026
(1)
(Unaudited)
Shares Dollars
Class V
Proceeds from shares sold 18,115 $ 181,161
Payments for shares redeemed (1,041) (11,103)
Total increase (decrease)
17,074 $ 170,058
(1) For the period March 20, 2026 (commencement of operations) to June 30, 2026.

See accompanying notes which are an integral part of the financial statements.
Venerable International Equity Fund 51
Venerable Variable Insurance Trust
Venerable International Equity Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout the Period.
Class V
06/30/26
(δ)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.17
$ Net Realized and Unrealized Gain (Loss) .78
$ Total from Investment Operations .95
$ Net Asset Value, End of Period 10.95
% Total Return
(±)(ǿ)
9.50
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 187,004
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
1.31
% Expenses, Net
(Ƃ)(ɯ)
.99
% Net Investment Income
(Ƃ)(ɯ)
5.51
% Portfolio Turnover Rate
(ǿ)
22

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
52 Venerable Emerging Markets Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Common Stocks - 95.0%
Argentina - 0.2%
YPF SA - ADR(Æ) 6,629 301
Austria - 0.1%
Erste Group Bank AG 1,272 170
Raiffeisen Bank International AG 680 44
214
Brazil - 4.4%
Allos SA 20,628 112
Ambev SA 175,229 553
Axia Energia SA 15,571 164
B3 SA - Brasil Bolsa Balcao 146,831 413
Banco Bradesco SA 13,225 40
Banco BTG Pactual SA 17,359 182
Banco do Brasil SA 67,322 260
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp 16,221 93
Embraer SA 27,967 443
Embraer SA - ADR 3,721 237
Equatorial SA 14,051 106
Hypera SA 41,550 168
Itau Unibanco Holding SA - ADR(Æ) 51,423 420
Lojas Renner SA 125,952 360
Magazine Luiza SA 35,340 32
MercadoLibre , Inc.(Æ) 252 428
Natura Cosmeticos SA(Æ) 71,242 121
NU Holdings, Ltd. Class A(Æ) 47,518 635
Petroleo Brasileiro SA - Petrobras - ADR 11,907 179
PRIO SA(Æ) 9,495 96
Raia Drogasil SA 40,345 131
Rede D'Or Sao Luiz SA(Þ) 4,341 29
Rumo SA 25,700 67
StoneCo , Ltd. Class A 5,017 54
TIM SA 59,970 254
TOTVS SA 15,940 89
Vale SA 35,573 537
Vale SA Class B - ADR 17,153 258
Vibra Energia SA(Æ) 14,128 82
WEG SA 44,420 404
XP, Inc. Class A 13,249 215
7,162
Canada - 0.3%
Barrick Mining Corp. 11,081 407
Capstone Mining Corp.(Æ) 16,136 148
555
Chile - 0.1%
Antofagasta PLC 2,423 123
Latam Airlines Group SA 3,046,306 89
212
China - 19.1%
AAC Technologies Holdings, Inc. 6,000 33
Advanced Micro-Fabrication Equipment,
Inc. Class A 10,691 750
Agricultural Bank of China, Ltd. Class H 215,000 147
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Airtac International Group 1,000 42
Alibaba Group Holding, Ltd. 159,900 1,910
Aluminum Corp. of China, Ltd. Class A 252,400 306
Aluminum Corp. of China, Ltd. Class H 100,000 95
Anta Sports Products, Ltd. 43,800 398
Atour Lifestyle Holdings, Ltd. - ADR 3,849 122
Baidu, Inc. Class A(Æ) 58,400 832
Bank of China, Ltd. Class H 534,000 340
Bank of Communications Co., Ltd. Class
H 103,000 89
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 128,400 225
Budweiser Brewing Co. APAC, Ltd.(Þ) 184,500 144
BYD Co., Ltd. Class H 13,900 129
Cambricon Technologies Corp., Ltd.
Class A 575 136
China CITIC Bank Corp., Ltd. Class H 96,000 82
China Construction Bank Corp. Class H 756,000 779
China Galaxy Securities Co., Ltd. Class H 72,500 68
China Gold International Resources
Corp., Ltd. 1,600 25
China Hongqiao Group, Ltd. 20,000 51
China International Capital Corp., Ltd.
Class H(Þ) 157,600 424
China Mengniu Dairy Co., Ltd. 293,000 603
China Merchants Bank Co., Ltd. Class H 89,000 511
China Merchants Securities Co., Ltd.
Class A 32,200 100
China Overseas Land & Investment, Ltd. 239,000 369
China Pacific Insurance Group Co., Ltd.
Class A 24,050 101
China Pacific Insurance Group Co., Ltd.
Class H 18,800 65
China Petroleum & Chemical Corp.
Class H 522,000 266
China Resources Land, Ltd. 77,000 296
China Shenhua Energy Co., Ltd. Class H 34,000 174
China Yangtze Power Co., Ltd. Class A 73,800 288
Chongqing Rural Commercial Bank Co.,
Ltd. Class A 127,000 114
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 44,000 32
CITIC Securities Co., Ltd. Class A 58,150 246
CMOC Group, Ltd. Class H 15,000 29
Contemporary Amperex Technology Co.,
Ltd. Class A 23,102 1,343
Contemporary Amperex Technology Co.,
Ltd. Class H 6,261 564
CSPC Pharmaceutical Group, Ltd. 24,000 21
DiDi Global, Inc. - ADR(Æ) 29,287 98
Eastroc Beverage Group Co, Ltd. Class H 1,560 21
Fujian Star-net Communication Co., Ltd.
Class A 10,350 29
Full Truck Alliance Co., Ltd. - ADR 9,500 77
Ganfeng Lithium Group Co., Ltd. Class
H(Þ) 10,400 67
Geely Automobile Holdings, Ltd. 105,000 226

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Emerging Markets Equity Fund 53
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Giant Network Group Co., Ltd. Class A 31,200 127
Great Wall Motor Co., Ltd. Class H 134,000 151
Guoquan Food (Shanghai) Co., Ltd.
Class H 64,800 16
Guotai Haitong Securities Co., Ltd. Class
H(Þ) 13,400 25
H World Group, Ltd. 57,200 240
Haier Smart Home Co., Ltd. Class H 202,400 518
Han's Laser Technology Industry Group
Co., Ltd. Class A 5,878 131
Hansoh Pharmaceutical Group Co., Ltd.
(Þ) 46,000 174
Harbin Electric Co., Ltd. Class H 12,000 24
Hisense Visual Technology Co., Ltd.
Class A 8,100 33
Huatai Securities Co., Ltd. Class H(Þ) 24,200 52
Hubei DOTI Micro Technology Co., Ltd.
Class A 3,373 133
Industrial & Commercial Bank of China,
Ltd. Class H 630,000 517
Innovent Biologics, Inc.(Æ)(Þ) 39,500 403
JD.com, Inc. Class A 29,450 375
Jiangsu Hengli Hydraulic Co., Ltd. Class
A 13,674 218
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 8,700 67
Kanzhun , Ltd. - ADR 4,051 52
KE Holdings, Inc. - ADR 15,109 220
Kuaishou Technology(Þ) 33,400 178
Kweichow Moutai Co., Ltd. Class A 800 140
Leader Harmonious Drive Systems Co.,
Ltd. Class A 4,862 301
Lenovo Group, Ltd. 144,000 430
Li Ning Co., Ltd. 114,000 215
Longfor Group Holdings, Ltd.(Þ) 144,500 111
Luxshare Precision Industry Co., Ltd.
Class A 8,400 89
Meituan Class B(Æ)(Þ) 19,200 169
Montage Technology Co., Ltd. Class A 4,511 212
NAURA Technology Group Co., Ltd.
Class A 2,300 302
NetEase, Inc. 25,000 644
NetEase, Inc. - ADR 1,605 206
New Oriental Education & Technology
Group, Inc. - ADR 456 21
Nongfu Spring Co., Ltd. Class H(Þ) 20,000 102
PDD Holdings, Inc. - ADR(Æ) 1,988 152
PetroChina Co., Ltd. Class H 184,000 198
PICC Property & Casualty Co., Ltd.
Class H 70,000 128
Ping An Insurance Group Co. of China,
Ltd. Class H 102,000 667
Piotech , Inc. Class A 3,856 473
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 92,000 54
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 34,300 153
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
RemeGen Co., Ltd. Class H(Æ)(Þ) 3,500 33
Sany Heavy Industry Co., Ltd. Class H 43,949 104
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 273,600 111
Shanghai Fudan Microelectronics Group
Co., Ltd. Class H 8,000 32
Shanjin International Gold Co., Ltd.
Class A 14,900 37
Shengyi Technology Co., Ltd. Class A 9,300 240
Shenwan Hongyuan Group Co., Ltd.
Class H(Þ) 32,800 10
Shenzhou International Group Holdings,
Ltd. 68,500 345
Sieyuan Electric Co., Ltd. Class A 8,300 213
Sino Biopharmaceutical, Ltd. 353,000 199
Sungrow Power Supply Co., Ltd. Class A 3,700 87
Sunny Optical Technology Group Co.,
Ltd. 49,900 390
SY Holdings Group, Ltd.(Þ) 21,000 20
Tencent Holdings, Ltd. 54,300 2,992
Trip.com Group, Ltd.(Æ) 5,150 205
Vipshop Holdings, Ltd. - ADR 2,033 27
Weichai Power Co., Ltd. Class H 151,000 663
Wilmar International, Ltd. 105,000 294
WuXi AppTec Co., Ltd. Class H(Þ) 38,700 761
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 26,500 117
Wuxi Lead Intelligent Equipment Co,
Ltd. Class H 15,024 65
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 10,400 63
Xiaomi Corp. Class B(Æ)(Þ) 73,200 203
Xinyi Glass Holdings, Ltd. 171,000 186
Yadea Group Holdings, Ltd.(Þ) 28,000 32
Yangtze Optical Fibre & Cable Joint
Stock, Ltd. Co. Class H(Þ) 6,000 199
Yum China Holdings, Inc. 3,600 147
Zhaojin Mining Industry Co., Ltd. Class
H 39,500 83
Zhejiang Leapmotor Technology Co., Ltd.
Class H(Æ)(Þ) 15,077 66
Zhongji Innolight Co., Ltd. Class A 2,200 416
Zhongsheng Group Holdings, Ltd.(Æ) 109,000 67
Zijin Mining Group Co., Ltd. Class H 158,000 556
ZTO Express Cayman, Inc. 14,650 324
ZTO Express Cayman, Inc. - ADR 15,087 338
30,813
Colombia - 0.2%
Grupo Cibest SA - ADR 796 63
Parex Resources, Inc. 11,895 180
243
Czech Republic - 0.1%
CEZ AS 1,586 93
Germany - 0.1%
Aixtron SE 900 54

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
54 Venerable Emerging Markets Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Siemens Energy AG 917 174
228
Greece - 0.3%
Alpha Bank SA 71,041 322
National Bank of Greece SA 3,971 69
Piraeus Bank SA(Æ) 2,158 22
Public Power Corp. SA 1,453 38
451
Guatemala - 0.2%
Millicom International Cellular SA 2,660 241
Hong Kong - 1.0%
AIA Group, Ltd. 44,400 407
ASMPT, Ltd. 15,900 490
Hong Kong Exchanges & Clearing, Ltd. 900 42
Insilico Medicine Cayman TopCo (Æ) 20,182 103
Techtronic Industries Co., Ltd. 11,500 192
WH Group, Ltd.(Þ) 306,500 325
Zijin Gold International Co., Ltd. 8,735 99
1,658
Hungary - 0.4%
OTP Bank Nyrt . 4,497 665
India - 8.8%
Adani Ports & Special Economic Zone,
Ltd. 9,774 188
Amber Enterprises India, Ltd.(Æ) 1,810 145
Apollo Hospitals Enterprise, Ltd. 2,528 232
Asian Paints, Ltd. 3,958 110
Axis Bank, Ltd. 26,055 373
Bajaj Finance, Ltd. 53,264 569
Bharat Electronics, Ltd. 130,198 567
Bharat Forge, Ltd. 8,404 191
Bharat Heavy Electricals, Ltd. 22,329 98
Bharat Petroleum Corp., Ltd. 23,844 77
Bharti Airtel, Ltd. 66,326 1,300
BSE, Ltd. 6,816 281
Cipla, Ltd. 6,223 97
Cummins India, Ltd. 2,007 121
Divi's Laboratories, Ltd. 1,408 98
Eicher Motors, Ltd. 647 49
Eternal, Ltd.(Æ) 42,543 120
GE Vernova T&D India, Ltd. 4,009 211
GMR Airports, Ltd.(Æ) 110,768 132
Grasim Industries, Ltd. 3,209 105
HCL Technologies, Ltd. 9,134 104
HDFC Asset Management Co., Ltd.(Þ) 3,558 100
HDFC Bank, Ltd. 114,618 969
HDFC Bank, Ltd. - ADR 9,627 249
HDFC Life Insurance Co., Ltd.(Þ) 20,643 126
Hero MotoCorp, Ltd. 2,082 106
Hindalco Industries, Ltd. 2,784 28
Hindustan Aeronautics, Ltd.(Þ) 1,871 87
Hindustan Petroleum Corp., Ltd. 12,884 54
Hindustan Unilever, Ltd. 6,053 136
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Hindustan Zinc, Ltd. 23,974 136
Hitachi Energy India, Ltd. 731 272
ICICI Bank, Ltd. 22,657 330
ICICI Bank, Ltd. - ADR 3,468 101
Indian Hotels Co., Ltd. (The) 1,859 14
Indian Oil Corp., Ltd. 70,153 104
Infosys, Ltd. 20,812 220
JSW Infrastructure, Ltd. 33,968 117
JSW Steel, Ltd. 7,207 94
Kotak Mahindra Bank, Ltd. 28,085 117
Larsen & Toubro, Ltd. 6,241 275
Lodha Developers, Ltd.(Þ) 19,801 201
Lupin, Ltd. 6,721 172
Mahindra & Mahindra, Ltd. 12,689 415
Marico, Ltd. 6,572 58
Maruti Suzuki India, Ltd. 998 149
MTAR Technologies, Ltd.(Æ)(Þ) 3,850 313
Multi Commodity Exchange of India,
Ltd. 6,403 193
National Aluminium Co., Ltd. 12,287 44
NTPC, Ltd. 25,292 96
Oil & Natural Gas Corp., Ltd. 43,546 108
Petronet LNG, Ltd. 75,699 225
Phoenix Mills, Ltd. (The) 10,348 214
Power Finance Corp., Ltd. 5,116 23
Power Grid Corp. of India, Ltd. 47,642 145
REC, Ltd. 38,492 149
Reliance Industries, Ltd. 27,912 384
SBI Life Insurance Co., Ltd.(Þ) 3,971 74
Shriram Finance, Ltd. 21,238 237
Siemens Energy India, Ltd. 5,381 210
Sun Pharmaceutical Industries, Ltd. 14,053 277
Tata Consultancy Services, Ltd. 8,339 180
Tata Motors Passenger Vehicles, Ltd. 31,627 119
Tata Steel, Ltd. 26,904 54
Tech Mahindra, Ltd. 6,272 93
Titan Co., Ltd. 4,323 202
TVS Motor Co., Ltd. 9,351 345
UltraTech Cement, Ltd. 1,296 155
UPL, Ltd. 84,887 515
14,153
Indonesia - 0.6%
Bank Central Asia Tbk PT 641,100 200
Bank Mandiri Persero Tbk PT 1,325,200 286
Bank Rakyat Indonesia Persero Tbk PT 1,819,800 279
Telkom Indonesia Persero Tbk PT 1,994,060 264
1,029
Kazakhstan - 0.4%
Kaspi.KZ JSC - ADR 6,736 584
Kuwait - 0.2%
Kuwait Finance House KSCP 38,625 96
National Bank of Kuwait SAKP 55,663 145
241

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Emerging Markets Equity Fund 55
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 137,000 516
Malaysia - 0.5%
Gamuda Berhad 53,000 57
Malayan Banking Berhad 61,000 162
Press Metal Aluminium Holdings Berhad 37,300 70
Public Bank Berhad 300,100 355
Sunway Construction Group Berhad 9,000 16
Tenaga Nasional Berhad 26,300 92
752
Mexico - 1.8%
America Movil SAB de CV 336,715 436
America Movil SAB de CV - ADR 7,090 184
Cemex SAB de CV 62,100 75
Fomento Economico Mexicano SAB de
CV 6,300 80
Fresnillo PLC 8,197 299
Grupo Aeroportuario del Pacifico SAB de
CV Class B 4,557 115
Grupo Financiero Banorte SAB de CV
Class O 52,625 556
Industrias Penoles SAB de CV 1,694 74
Kimberly-Clark de Mexico SAB de CV
Class A 90,989 202
Southern Copper Corp. 2,016 351
Ternium SA - ADR 2,151 92
Wal-Mart de Mexico SAB de CV 121,964 358
2,822
Netherlands - 0.2%
ASML Holding NV 154 305
Peru - 0.3%
Credicorp , Ltd. 1,223 477
Philippines - 0.4%
BDO Unibank, Inc. 128,700 249
International Container Terminal
Services, Inc. 25,190 368
617
Poland - 0.7%
Allegro.eu SA(Æ)(Þ) 7,293 74
Bank Polska Kasa Opieki SA 802 49
KGHM Polska Miedz SA 1,239 109
ORLEN SA 13,828 465
Powszechna Kasa Oszczednosci Bank
Polski SA 8,282 227
Powszechny Zaklad Ubezpieczen SA 15,659 273
1,197
Qatar - 0.1%
Qatar National Bank QPSC 43,904 208
Saudi Arabia - 1.7%
Al Babtain Power & Telecommunication
Co. 1,260 22
Al Rajhi Bank 45,401 797
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Etihad Etisalat Co. 8,085 130
Riyad Bank 5,364 28
Riyadh Cables Group Co. 1,161 37
SABIC Agri-Nutrients Co. 2,750 91
Saudi Arabian Mining Co.(Æ) 4,358 69
Saudi Arabian Oil Co.(Þ) 122,766 853
Saudi Awwal Bank 6,387 55
Saudi Basic Industries Corp. 2,780 38
Saudi National Bank (The) 38,924 401
Saudi Telecom Co. 22,370 257
2,778
Singapore - 0.4%
DBS Group Holdings, Ltd. 800 40
Grab Holdings, Ltd. Class A(Æ) 36,604 138
Sea, Ltd. - ADR(Æ) 5,213 500
678
South Africa - 1.9%
Absa Group, Ltd. 11,553 161
Anglogold Ashanti PLC 11,358 919
Bid Corp., Ltd. 3,972 108
Bidvest Group, Ltd. 11,718 172
Discovery, Ltd. 6,410 104
FirstRand, Ltd. 40,639 241
Gold Fields, Ltd. 14,055 471
Gold Fields, Ltd. - ADR 6,907 232
Harmony Gold Mining Co., Ltd. - ADR 4,074 62
Impala Platinum Holdings, Ltd. 2,286 24
MTN Group, Ltd. 10,884 151
Naspers, Ltd. Class N 5,085 255
Sanlam, Ltd. 21,216 114
Shoprite Holdings, Ltd. - ADR 4,649 84
3,098
South Korea - 23.1%
Amorepacific Corp. 3,378 231
APR Corp. 1,397 350
Celltrion , Inc. 1,470 165
Cosmax , Inc. 611 61
Coupang, Inc.(Æ) 11,351 197
Doosan Bobcat, Inc. 5,834 234
Hana Financial Group, Inc. 8,481 629
Hankook Tire & Technology Co., Ltd. 7,269 292
Hanwha Aerospace Co., Ltd. 132 85
HD Hyundai Co., Ltd. 1,046 135
HD Hyundai Electric Co., Ltd. 926 587
HD Hyundai Heavy Industries Co., Ltd. 1,328 510
HD Hyundai Marine Solution Co., Ltd. 129 19
HD Korea Shipbuilding & Offshore
Engineering Co., Ltd. 1,349 306
Hyosung Heavy Industries Corp. 107 240
Hyundai Engineering & Construction
Co., Ltd. 1,580 117
Hyundai Marine & Fire Insurance Co.,
Ltd.(Æ) 14,938 338
Hyundai Mobis Co., Ltd. 728 237
Hyundai Motor Co. 2,404 774

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
56 Venerable Emerging Markets Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
KB Financial Group, Inc. 8,240 847
Kia Corp. 2,465 221
Korea Electric Power Corp. 16,991 405
KT Corp. - ADR 9,983 173
KT&G Corp. 1,288 141
L&C BIO Co., Ltd.(Æ) 3,662 215
LG Electronics, Inc. Class H 2,390 318
LS Electric Co., Ltd. 605 94
NAVER Corp. 1,619 209
NH Investment & Securities Co., Ltd. 1,957 37
Samsung Biologics Co., Ltd.(Æ)(Þ) 129 116
Samsung C&T Corp. 881 270
Samsung Electro-Mechanics Co., Ltd. 1,382 1,998
Samsung Electronics Co., Ltd. 50,490 11,038
Samsung Fire & Marine Insurance Co.,
Ltd. 259 104
Samsung Heavy Industries Co., Ltd.(Æ) 18,534 280
Samsung Life Insurance Co., Ltd. 355 93
Samsung Securities Co., Ltd. 2,271 160
Shinhan Financial Group Co., Ltd. 11,652 722
SK Hynix, Inc. 7,327 12,927
SK Square Co., Ltd.(Æ) 1,086 1,210
Sung Kwang Bend Co., Ltd. 3,505 63
Woori Financial Group, Inc. 11,875 223
37,371
Taiwan - 22.6%
Accton Technology Corp. 21,000 1,661
Alchip Technologies, Ltd. 1,000 134
ASE Technology Holding Co., Ltd. 21,000 453
ASE Technology Holding Co., Ltd. Class
W - ADR 5,462 246
Asia Vital Components Co., Ltd. 4,000 321
ASPEED Technology, Inc. 2,000 1,046
Asustek Computer, Inc. 7,000 155
Bizlink Holding, Inc. 12,000 729
Cathay Financial Holding Co., Ltd. 73,000 227
Chailease Holding Co., Ltd. 128,000 473
Chroma ATE, Inc. 4,000 275
Chunghwa Telecom Co., Ltd. 37,000 164
Compal Electronics, Inc. 265,000 299
Co-Tech Development Corp. 9,000 171
CTBC Financial Holding Co., Ltd. 82,000 183
Delta Electronics, Inc. 50,000 3,095
E.Sun Financial Holding Co., Ltd. 93,000 101
Elite Material Co., Ltd. 8,000 1,369
eMemory Technology, Inc. 1,000 93
Evergreen Marine Corp. Taiwan, Ltd. 12,000 70
Fubon Financial Holding Co., Ltd. 74,675 305
Globalwafers Co., Ltd. 19,000 615
Gold Circuit Electronics, Ltd. 2,000 76
Hiwin Technologies Corp. 27,000 279
Hon Hai Precision Industry Co., Ltd. 169,000 1,355
Hon Precision, Inc. 2,381 492
KGI Financial Holding Co., Ltd. 306,000 277
King Yuan Electronics Co., Ltd. 20,000 216
Largan Precision Co., Ltd. 4,000 542
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Lite-On Technology Corp. 24,000 169
Macronix International Co., Ltd.(Æ) 31,000 153
MediaTek, Inc. 24,000 3,277
Nanya Technology Corp. 7,000 101
Novatek Microelectronics Corp. 7,000 119
Pegatron Corp. 171,000 451
Quanta Computer, Inc. 10,000 116
Realtek Semiconductor Corp. 5,000 128
Sigurd Microelectronics Corp. 22,000 165
Silicon Motion Technology Corp. - ADR 184 61
SinoPac Financial Holdings Co., Ltd. 59,000 74
Sunonwealth Electric Machine Industry
Co., Ltd. 6,222 28
Taiwan Semiconductor Manufacturing
Co., Ltd. 185,000 14,206
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 1,213 579
Unimicron Technology Corp. 3,000 102
Uni-President Enterprises Corp. 48,000 112
United Microelectronics Corp. - ADR 8,670 236
Winbond Electronics Corp. 73,000 481
WPG Holdings, Ltd. 14,000 47
Yageo Corp. 8,000 289
Yuanta Financial Holding Co., Ltd. 110,000 229
36,545
Thailand - 2.0%
Advanced Info Service PCL - NVDR 30,400 337
Bangkok Bank PCL - NVDR 48,400 263
Charoen Pokphand Foods PCL - NVDR 113,400 67
CP ALL PCL - NVDR 169,800 241
Delta Electronics Thailand PCL 38,900 387
Indorama Ventures PCL - NVDR 179,400 119
Kasikornbank PCL - NVDR 44,700 295
PTT Exploration & Production PCL
- NVDR 9,700 39
PTT Oil & Retail Business PCL - NVDR 382,000 145
PTT PCL - NVDR 579,100 620
SCB X PCL - NVDR 55,400 247
Siam Cement PCL (The) - NVDR 27,300 202
Srisawad Corp. PCL - NVDR 305,600 216
3,178
Turkey - 0.5%
Akbank TAS 136,418 226
Aselsan Elektronik Sanayi Ve Ticaret AS 18,601 138
BIM Birlesik Magazalar AS 7,312 57
Migros Ticaret AS 7,005 101
Turk Telekomunikasyon AS(Æ) 20,808 27
Turkcell Iletisim Hizmetleri AS 45,239 104
Turkiye Garanti Bankasi AS 42,681 127
Turkiye Petrol Rafinerileri AS 6,640 32
812
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC 23,243 92
Adnoc Gas PLC 216,011 203
Aldar Properties PJSC 7,616 17

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Emerging Markets Equity Fund 57
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Emaar Development PJSC 5,269 20
Emaar Properties PJSC 180,115 590
Emirates Telecommunications Group Co.
PJSC 33,090 173
First Abu Dhabi Bank PJSC 59,087 274
Parkin Co. PJSC 28,927 46
Salik Co. PJSC 34,186 55
1,470
United Kingdom - 0.1%
Investec PLC 19,973 159
United States - 0.8%
BeOne Medicines, Ltd. - ADR(Æ) 703 200
BeOne Medicines, Ltd. Class A(Æ) 316 12
BeOne Medicines, Ltd. Class H(Æ) 4,200 92
Broadcom, Inc. 590 223
Cognizant Technology Solutions Corp.
Class A 7,740 300
Freeport-McMoRan, Inc. 3,538 222
NVIDIA Corp. 1,093 219
1,268
Vietnam - 0.2%
Vietnam Dairy Products JSC 180,000 376
Total Common Stocks
(cost $118,869) 153,470
Preferred Stocks - 1.7%
Brazil - 0.9%
Axia Energia SA
0.000% (Æ) 3,508 36
Banco Bradesco SA
8.349% (Æ)(Ÿ) 99,570 349
Cia Energetica de Minas Gerais
10.134% (Ÿ) 152,975 322
Itau Unibanco Holding SA
7.906% (Ÿ) 37,561 307
Petroleo Brasileiro SA - Petrobras
8.143% (Ÿ) 57,527 421
1,435
South Korea - 0.8%
Samsung Electronics Co., Ltd.
0.853% (Ÿ) 9,045 1,267
Total Preferred Stocks
(cost $1,950) 2,702
Short-Term Investments - 2.8%
United States - 2.8%
State Street Institutional U.S. Government
Money Market Fund 4,580,498 4,580
Total Short-Term Investments
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
(cost $4,580) 4,580
Total Investments - 99.5%
(cost $125,399) 160,752
Other Assets net of Liabilities
- 0.5%
862
Net Assets - 100.0%
161,614

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
58 Venerable Emerging Markets Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
IFSC NIFTY 50 Index Futures 36 USD 1,728 07/28/2026
(6)
MSCI Emerging Markets Index Futures 88 USD 7,732 09/18/2026 (23)
Contracts to Sell
MSCI Korea Index Futures 21 USD 3,248 09/18/2026 39
Total Futures Contracts (å) 10
Forward Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 1,694 INR 163,000 09/16/26 18
Total Unrealized Appreciation (Depreciation) on Open Forward Foreign Currency Exchange Contracts 18
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Argentina $ 301 $ — $ — $ 301
Austria — 214 — 214
Brazil 7,162 — — 7,162
Canada 555 — — 555
Chile 89 123 — 212
China 1,313 29,500 — 30,813
Colombia 243 — — 243
Czech Republic — 93 — 93
Germany — 228 — 228
Greece — 451 — 451
Guatemala 241 — — 241
Hong Kong — 1,658 — 1,658
Hungary — 665 — 665
India 350 13,803 — 14,153
Indonesia — 1,029 — 1,029
Kazakhstan 584 — — 584
Kuwait — 241 — 241
Macao — 516 — 516
Malaysia — 752 — 752
Mexico 2,523 299 — 2,822
Netherlands — 305 — 305
Peru 477 — — 477
Philippines — 617 — 617
Poland — 1,197 — 1,197
Qatar — 208 — 208
Saudi Arabia — 2,778 — 2,778
Singapore 638 40 — 678
South Africa 1,213 1,885 — 3,098
South Korea 370 37,001 — 37,371
Taiwan 1,122 35,423 — 36,545

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Emerging Markets Equity Fund 59
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Thailand — 3,178 — 3,178
Turkey — 812 — 812
United Arab Emirates — 1,470 — 1,470
United Kingdom — 159 — 159
United States 1,164 104 — 1,268
Vietnam — 376 — 376
Preferred Stocks 1,435 1,267 — 2,702
Short-Term Investments 4,580 — — 4,580
Total Investments 24,360 136,392 — 160,752
Derivatives
Assets
Futures Contracts 39 — — 39
Forward Foreign Currency Exchange
Contracts — 18 — 18
Liabilities
Futures Contracts (29) — — (29)
Total Derivatives
*
$ 10 $ 18 $ — $ 28
*
Futures and forward foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 18,247 11.3
Consumer Staples ............................................................................... 5,006 3.1
Energy ................................................................................................ 7,935 4.9
Financial Services .............................................................................. 28,431 17.6
Health Care ........................................................................................ 3,862 2.4
Materials and Processing ................................................................... 8,573 5.3
Producer Durables .............................................................................. 11,195 6.9
Technology ......................................................................................... 65,518 40.6
Utilities ............................................................................................... 4,704 2.9
Preferred Stocks
Energy ................................................................................................ 421 0.3
Financial Services .............................................................................. 656 0.4
Technology ......................................................................................... 1,266 0.8
Utilities ............................................................................................... 358 0.2
Short-Term Investments .............................................................
4,580 2.8
Total Investments ............................................................................... 160,752 99.5

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
See accompanying notes which are an integral part of the financial statements.
60 Venerable Emerging Markets Equity Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 125,399
Investments, at fair value .............................................................................................................................................................
160,752
Foreign currency holdings(^) ....................................................................................................................................................... 1,059
Unrealized appreciation on forward foreign currency exchange contracts ................................................................................. 18
Receivables:
Dividends and interest ...................................................................................................................................................... 417
Investments sold ............................................................................................................................................................... 24
Foreign capital gains taxes recoverable ........................................................................................................................... 8
From broker(a) ................................................................................................................................................................. 1,155
Prepaid expenses .......................................................................................................................................................................... 6
Total assets ...............................................................................................................................................................
163,439
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 2
Investments purchased ..................................................................................................................................................... 24
Fund shares redeemed ...................................................................................................................................................... 1,554
Accrued fees to affiliates .................................................................................................................................................. 187
Other accrued expenses .................................................................................................................................................... 18
Variation margin on futures contracts .............................................................................................................................. 40
Total liabilities ...........................................................................................................................................................
1,825
Net Assets ...............................................................................................................................................................
$ 161,614
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 42,446
Paid-in capital ..............................................................................................................................................................................
119,168
Net Assets ...............................................................................................................................................................
$ 161,614
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 1,066
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 1,155
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 13.27
Class V — Net assets ........................................................................................................................................................... $ 161,613,684
Class V — Shares outstanding ............................................................................................................................................ 12,178,082
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Emerging Markets Equity Fund 61
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,936
Interest .............................................................................................................................................................................. 6
Less foreign taxes withheld ............................................................................................................................................. (207)
Total investment income .............................................................................................................................................................
1,735
Expenses
Advisory fees ................................................................................................................................................................... 769
Administrative fees .......................................................................................................................................................... 91
Distribution fees - Class V ............................................................................................................................................... 228
Professional fees .............................................................................................................................................................. 27
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 1
Offering fees ..................................................................................................................................................................... 6
Miscellaneous .................................................................................................................................................................. 7
Expenses before reductions .............................................................................................................................................. 1,131
Expense reductions .......................................................................................................................................................... (34)
Net expenses ................................................................................................................................................................................
1,097
Net investment income (loss) .......................................................................................................................................................
638
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $9) ..................................................................................................... 7,439
Futures contracts .............................................................................................................................................................. (461)
Forward foreign currency exchange contracts ................................................................................................................. (58)
Foreign currency-related transactions .............................................................................................................................. (118)
Net realized gain (loss) ................................................................................................................................................................
6,802
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 27,761
Futures contracts .............................................................................................................................................................. 45
Forward foreign currency exchange contracts ................................................................................................................. 16
Foreign currency-related transactions .............................................................................................................................. (13)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 27,809
Net realized and unrealized gain (loss) ........................................................................................................................................ 34,611
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 35,249

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
See accompanying notes which are an integral part of the financial statements.
62 Venerable Emerging Markets Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 638 $ 298
Net realized gain (loss) ................................................................................................................ 6,802 (61)
Net change in unrealized appreciation (depreciation) ................................................................. 27,809 7,568
Net increase (decrease) in net assets from operations ....................................................................... 35,249 7,805
Distributions
To shareholders
Class V ..................................................................................................................................... (662) —
Net decrease in net assets from distributions ..................................................................................... (662) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (12,996) 132,218
Total Net Increase (Decrease) in Net Assets ...................................................................
21,591 140,023
Net Assets
Beginning of period ........................................................................................................................... 140,023 —
End of period ......................................................................................................................................
$ 161,614 $ 140,023
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold 73 $ 913 14,202 $ 142,081
Proceeds from reinvestment of distributions 50 662 — —
Payments for shares redeemed (1,194) (14,571) (953) (9,863)
Total increase (decrease)
(1,071) $ (12,996) 13,249 $ 132,218
(1) For the period September 12, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable Emerging Markets Equity Fund 63
Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/26
(ƣ)
12/31/25
(℈)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.57 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.05 .02
$ Net Realized and Unrealized Gain (Loss) 2.70 .55
$ Total from Investment Operations 2.75 .57
Less distributions:
– –
$ Distributions from Net Investment Income (.05) —
$ Total Distributions (.05) —
$ Net Asset Value, End of Period 13.27 10.57
% Total Return
(±)(ǿ)
26.06 5.70
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 161,614 140,023
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
1.49 1.58
% Expenses, Net
(Ƃ)(ɯ)
1.44 1.44
% Net Investment Income
(Ƃ)(ɯ)
.84 .71
% Portfolio Turnover Rate
(ǿ)
30 14

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
64 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Common Stocks - 95.2%
Australia - 0.4%
BHP Group, Ltd. 45,184 1,886
Glencore PLC(Æ) 15,140 103
IGO, Ltd.(Æ) 40,003 205
Perseus Mining, Ltd. 39,400 131
Regis Resources, Ltd. 87,188 365
Rio Tinto PLC 11,225 1,062
Santos, Ltd. 20,280 101
South32, Ltd. Class B 189,930 511
4,364
Austria - 0.2%
ams-OSRAM AG(Æ) 14,718 318
Erste Group Bank AG 12,526 1,678
Mondi PLC 64,189 583
2,579
Belgium - 0.1%
Ageas SA 15,007 1,201
Proximus SADP 35,281 236
1,437
Brazil - 0.7%
Ambev SA 396,769 1,252
B3 SA - Brasil Bolsa Balcao 36,544 103
Banco Bradesco SA - ADR 448,703 1,557
Lojas Renner SA 213,058 609
MercadoLibre, Inc.(Æ) 829 1,407
Natura Cosmeticos SA(Æ) 346,800 586
Suzano SA 53,142 409
Telefonica Brasil SA 118,716 781
Ultrapar Participacoes SA 103,705 524
7,228
Canada - 1.7%
Air Canada Class B(Æ) 25,632 447
Alimentation Couche-Tard, Inc. 11,783 751
Bank of Montreal 6,050 1,069
Bank of Nova Scotia (The) 9,566 831
Barrick Mining Corp. 47,646 1,752
Boardwalk Real Estate Investment
Trust(ö) 2,134 97
Canadian Apartment Properties REIT(ö) 7,725 190
Canadian Imperial Bank of Commerce 9,389 1,081
Canadian Natural Resources, Ltd. 19,771 782
Cenovus Energy, Inc. 32,951 818
Dollarama, Inc. 7,305 966
George Weston, Ltd. 6,162 442
Hudbay Minerals, Inc. 8,340 197
iA Financial Corp., Inc. 1,472 203
Kinross Gold Corp. 57,763 1,365
Loblaw Cos., Ltd. 13,568 616
Manulife Financial Corp. 33,377 1,354
National Bank of Canada 4,528 715
Nutrien, Ltd. 13,177 830
Royal Bank of Canada 7,299 1,511
Shopify, Inc. Class A(Æ) 11,595 1,325
Stantec, Inc. 8,327 574
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Suncor Energy, Inc. 15,198 818
Wesdome Gold Mines, Ltd. 7,896 136
WSP Global, Inc. 1,296 161
19,031
China - 1.0%
Alibaba Group Holding, Ltd. 34,600 413
Alibaba Group Holding, Ltd. - ADR 7,034 675
Baidu, Inc. Class A(Æ) 74,250 1,057
China Mengniu Dairy Co., Ltd. 307,000 632
JD.com, Inc. Class A 41,950 534
PDD Holdings, Inc. - ADR(Æ) 14,631 1,116
Tencent Holdings, Ltd. 78,600 4,332
Trip.com Group, Ltd. - ADR(Æ) 61,435 2,448
11,207
Denmark - 0.5%
Demant A/S(Æ) 9,841 403
DSV A/S 3,402 808
Genmab A/S(Æ) 1,399 383
Novo Nordisk A/S Class B 76,820 3,685
Zealand Pharma A/S(Æ) 1,720 76
5,355
Finland - 0.2%
Nokia Oyj 81,697 1,082
Nordea Bank Abp 34,963 664
Stora Enso Oyj Class R 31,334 334
2,080
France - 4.1%
Accor SA 18,483 1,074
Air Liquide SA Class A 3,692 731
Airbus SE 30,945 6,888
Arkema SA 7,575 477
AXA SA 50,877 2,550
BNP Paribas SA 51,856 6,061
Capgemini SE 4,695 472
Carrefour SA 61,844 1,149
Compagnie de Saint-Gobain SA 12,058 1,092
Compagnie Generale des Etablissements
Michelin SCA 20,550 794
Engie SA 89,462 2,821
EssilorLuxottica SA 5,385 1,010
Forvia SE(Æ) 9,359 93
Hermes International SCA 378 692
Legrand SA 6,560 1,107
L'Oreal SA 1,283 563
LVMH Moet Hennessy Louis Vuitton SE 4,642 2,570
Nexans SA 648 108
Orange SA 154,875 2,921
Renault SA 21,506 617
Safran SA 1,151 455
Societe Generale SA 51,179 4,532
Sodexo SA 5,959 345
Thales SA 721 185
TotalEnergies SE 50,563 3,928
Valeo SE 62,251 914

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 65
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Vinci SA 4,948 724
44,873
Germany - 2.4%
Allianz SE 2,407 1,139
Aumovio SE(Æ) 7,853 323
BASF SE 27,403 1,465
Bayer AG 12,550 694
Bayerische Motoren Werke AG 5,143 337
Beiersdorf AG 10,206 878
Brenntag SE 5,381 327
Continental AG 9,054 747
Daimler Truck Holding AG 28,826 1,390
Deutsche Bank AG 20,417 691
Deutsche Post AG 13,591 825
Deutsche Telekom AG 17,925 488
Evonik Industries AG 47,901 869
Fresenius SE & Co. KGaA 24,615 1,124
Infineon Technologies AG 21,089 1,969
LEG Immobilien SE 4,672 295
Mercedes-Benz Group AG 14,756 741
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 1,515 846
Rheinmetall AG 1,004 1,136
SAP SE 3,061 469
Siemens AG 7,562 2,430
Siemens Energy AG 573 109
Siemens Healthineers AG(Þ) 47,598 1,860
Symrise AG 38,259 3,839
Wacker Chemie AG(Æ) 2,605 271
Zalando SE(Æ)(Þ) 29,655 859
26,121
Hong Kong - 0.8%
AIA Group, Ltd. 387,000 3,549
ASMPT, Ltd. 13,900 429
CK Asset Holdings, Ltd. 160,000 906
Hong Kong Exchanges & Clearing, Ltd. 16,400 762
Prudential PLC 195,788 2,607
Yue Yuen Industrial Holdings, Ltd. 99,000 155
8,408
India - 0.3%
HDFC Bank, Ltd. - ADR 125,186 3,234
Indonesia - 0.0%
Bank Negara Indonesia Persero Tbk PT 2,531,100 449
Ireland - 0.6%
Accenture PLC Class A 16,440 2,046
AerCap Holdings NV 3,308 482
AIB Group PLC 186,213 2,188
Bank of Ireland Group PLC 84,780 1,690
6,406
Israel - 0.1%
Bank Leumi Le-Israel BM 34,155 764
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Italy - 1.1%
BPER Banca SpA 87,091 1,367
Eni SpA 68,707 1,607
FinecoBank Banca Fineco SpA 15,911 399
Generali 13,544 659
Intesa Sanpaolo SpA 485,207 3,324
Ryanair Holdings PLC - ADR 17,154 1,111
UniCredit SpA 44,259 3,960
12,427
Japan - 4.9%
Advantest Corp. 12,600 2,561
Alfresa Holdings Corp. 27,900 372
Amada Co., Ltd. 26,400 487
Bridgestone Corp. 32,900 693
Chiba Bank, Ltd. (The) 105,900 1,611
Daiichi Sankyo Co., Ltd. 54,100 868
Dentsu Group, Inc.(Æ) 38,300 735
Eisai Co., Ltd. 16,900 427
Fast Retailing Co., Ltd. 1,800 921
Hakuhodo DY Holdings, Inc. 50,600 358
Hitachi, Ltd. 77,800 2,162
Honda Motor Co., Ltd. 106,900 968
Horiba, Ltd. 2,400 411
Hoya Corp. 18,300 2,951
Isuzu Motors, Ltd. 10,100 134
Japan Airlines Co., Ltd. 27,900 492
Japan Post Insurance Co., Ltd. Class A 127,800 1,205
JGC Holdings Corp. 46,400 723
KDDI Corp. 48,600 820
Keyence Corp. 7,900 3,980
Koito Manufacturing Co., Ltd. 54,600 863
Kubota Corp. 91,600 1,534
Kuraray Co., Ltd. 19,700 202
Mitsubishi Estate Co., Ltd. 37,800 962
Mitsubishi Gas Chemical Co., Inc. 15,600 495
Mitsubishi Heavy Industries, Ltd. 8,500 194
Murata Manufacturing Co., Ltd. 3,400 245
Nexon Co., Ltd. 23,600 314
Nikon Corp. 33,900 476
Nissan Motor Co., Ltd.(Æ) 236,700 439
Persol Holdings Co., Ltd. 349,100 532
Recruit Holdings Co., Ltd. 4,500 313
Resona Holdings, Inc. 138,100 1,801
Rinnai Corp. 22,700 498
Rohm Co., Ltd. 51,400 1,722
Sega Sammy Holdings, Inc. 26,800 363
Shin-Etsu Chemical Co., Ltd. 60,100 2,621
SoftBank Group Corp. 19,600 735
Sompo Holdings, Inc. 6,400 244
Sony Group Corp. 85,600 1,717
Stanley Electric Co., Ltd. 22,900 497
Subaru Corp. 47,500 700
Sumitomo Heavy Industries, Ltd. 16,000 505
Sumitomo Mitsui Financial Group, Inc. 70,500 2,756
Sumitomo Mitsui Trust Group, Inc. 49,600 1,852
Sysmex Corp. 87,300 794
T&D Holdings, Inc. 75,600 2,239

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
66 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Taiheiyo Cement Corp. 11,900 291
Takeda Pharmaceutical Co., Ltd. 25,100 792
THK Co., Ltd. 12,500 572
Tokio Marine Holdings, Inc. 23,600 1,045
Toyota Motor Corp. 48,800 818
Tsuruha Holdings, Inc. 40,800 516
Yamato Holdings Co., Ltd. 51,900 587
53,113
Luxembourg - 0.0%
RTL Group SA 7,677 273
Mexico - 0.2%
America Movil SAB de CV - ADR 63,042 1,638
Netherlands - 2.8%
ABN AMRO Bank NV - Dutch
Certificates(Þ) 65,558 2,788
Adyen NV(Æ)(Þ) 1,258 1,175
AMG Critical Materials NV 3,285 123
Argenx SE(Æ) 1,264 1,172
ASM International NV 502 575
ASML Holding NV 3,518 6,977
Heineken NV 39,545 3,326
ING Groep NV 213,872 6,766
Koninklijke Ahold Delhaize NV 15,633 629
Koninklijke Heijmans NV - Dutch
Certificates 1,918 250
Koninklijke Philips NV 60,254 1,637
NN Group NV 20,072 1,759
NXP Semiconductors NV 1,564 440
Randstad NV 21,133 609
Universal Music Group NV 108,105 2,265
VEON, Ltd. - ADR(Æ) 5,128 268
30,759
Singapore - 0.2%
Grab Holdings, Ltd. Class A(Æ) 148,809 561
Singapore Exchange, Ltd. 6,400 120
Singapore Technologies Engineering, Ltd. 82,400 665
United Overseas Bank, Ltd. 40,100 1,236
2,582
South Africa - 0.3%
Anglo American PLC 19,075 934
MTN Group, Ltd. 99,658 1,387
Old Mutual, Ltd. 882,155 722
3,043
South Korea - 1.8%
Coway Co., Ltd. 4,547 266
Hankook Tire & Technology Co., Ltd. 9,698 389
Hyundai Mobis Co., Ltd. 1,826 594
KB Financial Group, Inc. 10,971 1,128
KT Corp. - ADR 52,071 900
LG H&H Co., Ltd. 612 91
Samsung Electronics Co., Ltd. 48,403 10,582
Shinhan Financial Group Co., Ltd. 40,927 2,536
SK Hynix, Inc. 1,388 2,449
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
SK Telecom Co., Ltd. 12,073 691
19,626
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 32,410 813
Banco Santander SA 65,534 907
Iberdrola SA 32,697 816
Industria de Diseno Textil SA 13,994 882
Repsol SA 3,568 89
3,507
Sweden - 0.3%
Boliden AB 3,619 204
SKF AB Class B 48,665 1,250
Telefonaktiebolaget LM Ericsson Class B 108,275 1,209
2,663
Switzerland - 1.4%
ABB, Ltd. 22,626 2,455
Accelleron Industries AG 4,563 469
Adecco Group AG 23,720 438
Galderma Group AG(Æ) 6,409 1,457
Nestle SA 24,954 2,562
Sonova Holding AG 1,305 310
Swatch Group AG (The) Class B 4,704 1,151
TE Connectivity PLC 5,327 1,074
UBS Group AG 88,310 4,375
Zurich Insurance Group AG 829 612
14,903
Taiwan - 3.1%
Taiwan Semiconductor Manufacturing
Co., Ltd. 69,000 5,298
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 60,367 28,830
34,128
Thailand - 0.2%
Bangkok Bank PCL - NVDR 109,700 595
Kasikornbank PCL - NVDR 294,000 1,938
2,533
Turkey - 0.0%
Coca-Cola Icecek AS 95,238 170
United Kingdom - 4.9%
AstraZeneca PLC 23,293 4,386
BAE Systems PLC 27,115 663
Barclays PLC 85,367 573
Barratt Redrow PLC 97,686 365
British American Tobacco PLC 75,344 4,647
British Land Co. PLC (The)(ö) 123,413 678
BT Group PLC 521,110 1,314
Burberry Group PLC(Æ) 43,250 610
CK Hutchison Holdings, Ltd. Class B 130,000 1,105
Compass Group PLC 85,355 2,758
DCC PLC 13,138 1,088
Diageo PLC 46,825 941
Drax Group PLC 28,833 290

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 67
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
easyJet PLC 191,026 1,417
GSK PLC 153,452 4,026
Hikma Pharmaceuticals PLC 21,065 424
HSBC Holdings PLC 196,623 3,735
International Consolidated Airlines Group
SA 33,141 210
J Sainsbury PLC 128,091 544
Kingfisher PLC 207,209 779
Land Securities Group PLC(ö) 89,022 769
Lloyds Banking Group PLC 2,208,662 3,259
NatWest Group PLC 430,874 3,798
Reckitt Benckiser Group PLC 78,560 5,122
Rolls-Royce Holdings PLC 97,715 1,876
Standard Chartered PLC 132,218 3,584
Tate & Lyle PLC 51,223 377
Unilever PLC 58,493 3,511
Unite Group PLC (The)(ö) 47,985 324
Vodafone Group PLC 196,159 259
WPP PLC 157,311 489
53,921
United States - 60.6%
Abbott Laboratories 9,411 854
AbbVie, Inc. 12,343 3,106
Acuity, Inc. 326 123
Adobe, Inc.(Æ) 6,147 1,260
Advanced Micro Devices, Inc.(Æ) 8,957 5,203
Aegon, Ltd. 50,965 433
Aflac, Inc. 6,160 722
Agilent Technologies, Inc. 1,707 227
Airbnb, Inc. Class A(Æ) 24,190 3,462
Alnylam Pharmaceuticals, Inc.(Æ) 307 92
Alphabet, Inc. Class A 36,987 13,218
Alphabet, Inc. Class C 98,518 34,809
Altria Group, Inc. 17,708 1,274
Amazon.com, Inc.(Æ) 133,102 31,724
American Electric Power Co., Inc. 6,180 845
American Express Co. 4,976 1,683
American International Group, Inc. 5,166 385
American Tower Corp.(ö) 2,054 336
Ameriprise Financial, Inc. 513 235
AMETEK, Inc. 14,206 3,437
Amgen, Inc. 2,182 790
Amphenol Corp. Class A 32,097 5,659
Analog Devices, Inc. 6,333 2,515
Aon PLC Class A 1,637 543
Apple, Inc. 133,855 38,732
Applied Materials, Inc. 22,117 15,991
AppLovin Corp. Class A(Æ) 1,829 942
Aptiv PLC(Æ) 4,012 246
Arch Capital Group, Ltd.(Æ) 5,661 549
Archer-Daniels-Midland Co. 12,830 980
Arista Networks, Inc.(Æ) 18,388 3,124
AT&T, Inc. 43,672 904
Atlassian Corp. Class A(Æ) 1,947 151
Atmos Energy Corp. 1,841 317
Autodesk, Inc.(Æ) 5,914 1,150
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Automatic Data Processing, Inc. 2,396 537
AutoZone, Inc.(Æ) 145 463
Axis Capital Holdings, Ltd. 1,122 121
Axon Enterprise, Inc.(Æ) 3,156 1,769
Baker Hughes Co. 62,164 3,450
Bank of America Corp. 112,423 6,406
Bank of New York Mellon Corp. (The) 7,953 1,150
Bath & Body Works, Inc. 5,599 130
Becton Dickinson & Co. 3,285 497
Berkshire Hathaway, Inc. Class B(Æ) 4,630 2,317
BioMarin Pharmaceutical, Inc.(Æ) 3,698 212
Blackstone, Inc. Class A 7,303 859
Bloom Energy Corp. Class A(Æ) 1,036 314
Booking Holdings, Inc. 17,321 3,087
Boston Scientific Corp.(Æ) 21,694 926
BP PLC 334,216 2,057
Bristol-Myers Squibb Co. 30,453 1,755
Broadcom, Inc. 51,495 19,452
Cadence Design Systems, Inc.(Æ) 3,308 1,242
Capital One Financial Corp. 20,639 4,141
Cardinal Health, Inc. 6,374 1,514
Carnival Corp., Ltd. 23,635 675
Carrier Global Corp. 17,269 1,267
Cboe Global Markets, Inc. 1,787 434
CBRE Group, Inc. Class A(Æ) 673 91
Cencora, Inc. Class A 1,856 525
Centene Corp.(Æ) 1,811 116
CH Robinson Worldwide, Inc. 1,279 241
Charles Schwab Corp. (The) 54,454 5,024
Chevron Corp. 15,153 2,512
Chipotle Mexican Grill, Inc. Class A(Æ) 103,237 3,510
Chubb, Ltd. 2,510 855
Ciena Corp.(Æ) 224 110
Cigna Group (The) 17,511 4,827
Cintas Corp. 6,252 1,063
Cisco Systems, Inc. 24,173 2,839
Citigroup, Inc. 10,849 1,518
Cloudflare, Inc. Class A(Æ) 2,449 601
CME Group, Inc. Class A 22,301 4,925
CMS Energy Corp. 6,728 515
Coca-Cola Co. (The) 11,485 933
Cognizant Technology Solutions Corp.
Class A 11,190 433
Colgate-Palmolive Co. 1,175 108
Comcast Corp. Class A 28,204 692
Comfort Systems USA, Inc. 135 268
ConocoPhillips 10,423 1,084
Consolidated Edison, Inc. 6,699 741
Copart, Inc.(Æ) 13,508 381
Corning, Inc. 7,391 1,888
Costco Wholesale Corp. 3,782 3,538
Credo Technology Group Holding, Ltd.
(Æ) 1,606 437
Crowdstrike Holdings, Inc. Class A(Æ) 1,935 1,477
Cummins, Inc. 1,507 1,075
Curtiss-Wright Corp. 289 219
CVS Health Corp. 12,111 1,253

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
68 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Datadog, Inc. Class A(Æ) 8,712 2,268
Delta Air Lines, Inc. 40,501 3,793
Devon Energy Corp. 9,044 374
Dexcom, Inc.(Æ) 45,245 3,047
Diamondback Energy, Inc. 4,281 753
Dollar General Corp. 4,391 505
DoorDash, Inc. Class A(Æ) 8,267 1,526
Dover Corp. 2,686 602
DR Horton, Inc. 4,930 803
DTE Energy Co. 3,958 603
Duke Energy Corp. 4,440 562
Dynatrace, Inc.(Æ) 4,112 181
Eaton Corp. PLC 2,820 1,202
eBay, Inc. 7,294 815
EchoStar Corp. Class A(Æ) 5,945 603
Ecolab, Inc. 2,759 769
Edwards Lifesciences Corp.(Æ) 6,701 606
Electronic Arts, Inc. 2,594 532
Elevance Health, Inc. 10,360 4,007
Eli Lilly & Co. 6,050 7,257
EMCOR Group, Inc. 451 374
Entergy Corp. 6,294 723
EOG Resources, Inc. 7,273 944
EQT Corp. 10,868 578
Equifax, Inc. 15,171 2,408
Everpure, Inc. Class A(Æ) 3,578 282
Eversource Energy 8,248 596
Exelon Corp. 17,853 832
Expand Energy Corp. 6,373 581
Exxon Mobil Corp. 18,020 2,464
Fastenal Co. 17,219 827
FedEx Corp. 3,112 974
FedEx Freight Holding Co., Inc.(Æ) 1,556 235
Ford Motor Co. 71,704 997
Fortinet, Inc.(Æ) 5,547 852
Fortive Corp. 9,432 576
Garmin, Ltd. 3,760 893
GE HealthCare Technologies, Inc. 9,760 625
GE Vernova, Inc. 1,891 2,222
General Dynamics Corp. 11,562 4,096
General Electric Co. 4,896 1,830
General Mills, Inc. 11,761 409
General Motors Co. 17,819 1,373
Gilead Sciences, Inc. 7,808 986
GoDaddy, Inc. Class A(Æ) 2,039 173
Goldman Sachs Group, Inc. (The) 2,514 2,543
Haleon PLC 928,144 4,283
Halliburton Co. 10,881 369
Halozyme Therapeutics, Inc.(Æ) 1,450 114
Hartford Insurance Group, Inc. (The) 4,724 626
HCA Healthcare, Inc. 13,764 5,366
Hershey Co. (The) 3,199 561
Hewlett Packard Enterprise Co. 22,232 1,003
Holcim AG(Æ) 6,864 621
Home Depot, Inc. (The) 2,996 1,057
Honeywell Aerospace, Inc.(Æ) 1,256 278
Honeywell International, Inc. 1,257 281
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Host Hotels & Resorts, Inc.(ö) 11,814 280
HP, Inc. 5,447 120
Hubbell, Inc. 1,072 561
HubSpot, Inc.(Æ) 1,446 264
IDEXX Laboratories, Inc.(Æ) 933 491
Illinois Tool Works, Inc. 2,460 665
Illumina, Inc.(Æ) 1,589 279
Insulet Corp.(Æ) 400 61
Intel Corp.(Æ) 15,283 2,134
Intercontinental Exchange, Inc. 3,557 438
International Business Machines Corp. 2,028 570
Intuit, Inc. 10,829 2,826
Intuitive Surgical, Inc.(Æ) 3,762 1,496
Iridium Communications, Inc. 7,237 397
Jack Henry & Associates, Inc. 690 95
Johnson & Johnson 11,262 2,860
Johnson Controls International PLC 6,589 963
JPMorgan Chase & Co. 18,506 6,058
Keysight Technologies, Inc.(Æ) 2,145 751
KLA Corp. 6,730 2,031
Kraft Heinz Co. (The) 20,183 477
Kroger Co. (The) 9,907 550
L3Harris Technologies, Inc. 1,518 441
Lam Research Corp. 10,302 4,464
Leidos Holdings, Inc. 1,396 144
Lennar Corp. Class A 4,704 426
Linde PLC 8,373 4,345
Lockheed Martin Corp. 3,435 1,750
Lowe's Cos., Inc. 2,420 534
LPL Financial Holdings, Inc. 1,617 455
LyondellBasell Industries NV Class A 1,602 84
Marathon Petroleum Corp. 3,941 1,008
Marsh & McLennan Cos., Inc. 2,695 449
Marvell Technology, Inc. 1,383 412
Mastercard, Inc. Class A 23,041 11,834
McCormick & Co., Inc. 2,267 114
McDonald's Corp. 2,205 596
McKesson Corp. 1,361 1,028
Medtronic PLC 10,202 798
Merck & Co., Inc. 17,117 2,200
Meta Platforms, Inc. Class A 31,873 17,954
Microchip Technology, Inc. 2,897 264
Micron Technology, Inc. 6,920 7,988
Microsoft Corp. 55,745 20,794
Monolithic Power Systems, Inc. 695 961
Monster Beverage Corp.(Æ) 14,814 1,424
Moody's Corp. 986 447
Morgan Stanley 5,350 1,118
Motorola Solutions, Inc. 1,736 721
Netflix, Inc. Class B(Æ) 27,348 1,953
Newmont Corp. 12,114 1,131
NMI Holdings, Inc. Class A(Æ) 5,364 220
Northrop Grumman Corp. 5,172 2,634
Novartis AG 20,443 3,201
NRG Energy, Inc. 5,666 828
Nucor Corp. 4,034 899
nVent Electric PLC 2,706 459

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 69
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
NVIDIA Corp. 255,110 51,045
ON Semiconductor Corp.(Æ) 9,421 891
Oracle Corp. 10,100 1,480
O'Reilly Automotive, Inc.(Æ) 11,021 1,015
PACCAR, Inc. 6,916 831
Palantir Technologies, Inc. Class A(Æ) 14,250 1,663
Palo Alto Networks, Inc.(Æ) 4,139 1,411
Parker-Hannifin Corp. 2,011 1,967
Paychex, Inc. 5,414 532
PepsiCo, Inc. 10,412 1,410
Pfizer, Inc. 31,041 747
PG&E Corp. 73,913 1,243
Philip Morris International, Inc. 4,238 767
Phillips 66 4,651 786
Pinterest, Inc. Class A(Æ) 5,370 113
PNC Financial Services Group, Inc. (The) 2,517 620
Procter & Gamble Co. (The) 18,359 2,692
Progressive Corp. (The) 4,090 893
Prudential Financial, Inc. 4,640 501
Public Storage(ö) 1,864 593
PulteGroup, Inc. 4,552 625
Qnity Electronics, Inc. 2,800 457
QUALCOMM, Inc. 13,609 2,515
Realty Income Corp.(ö) 9,988 619
Reddit, Inc. Class A(Æ) 673 117
Regeneron Pharmaceuticals, Inc. 1,713 1,068
Reinsurance Group of America, Inc.
Class A 893 190
Republic Services, Inc. Class A 2,197 468
ResMed, Inc. 1,874 365
Roche Holding AG 11,537 4,749
Rockwell Automation, Inc. 779 386
Roku, Inc.(Æ) 847 117
Roper Technologies, Inc. 1,316 445
Ross Stores, Inc. 3,487 742
Royal Caribbean Cruises, Ltd. 5,087 1,615
RTX Corp. 15,376 2,917
S&P Global, Inc. 1,131 461
Salesforce, Inc. 16,290 2,552
Sandisk Corp.(Æ) 335 762
Sanofi SA 44,865 3,834
Schneider Electric SE 20,775 6,816
Seagate Technology Holdings PLC 4,412 4,258
ServiceNow, Inc.(Æ) 9,979 991
Shell PLC 119,310 4,621
Sherwin-Williams Co. (The) 299 103
Simon Property Group, Inc.(ö) 4,464 998
Snowflake, Inc. Class A(Æ) 6,980 1,776
SoFi Technologies, Inc.(Æ) 5,655 101
Southern Co. (The) 5,663 542
Space Exploration Technologies Corp.
Class A(Æ) 6,112 1,044
Spotify Technology SA(Æ) 2,781 1,277
Starbucks Corp. 10,729 1,096
State Street Corp. 721 122
Stryker Corp. 1,522 479
Synchrony Financial 5,899 449
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Synopsys, Inc.(Æ) 1,125 502
Sysco Corp. 7,451 623
Target Corp. 5,862 766
Teledyne Technologies, Inc.(Æ) 1,052 702
Teradyne, Inc. 286 138
Tesla, Inc.(Æ) 12,142 5,107
Texas Instruments, Inc. 3,461 1,032
Textron, Inc. 2,028 186
Thermo Fisher Scientific, Inc. 1,681 843
TJX Cos., Inc. (The) 12,816 1,942
T-Mobile US, Inc. 6,440 1,080
Trane Technologies PLC 2,297 1,128
TransDigm Group, Inc. 2,743 3,654
Travelers Cos., Inc. (The) 1,760 581
Trimble, Inc.(Æ) 3,196 164
Truist Financial Corp. 11,458 571
Uber Technologies, Inc.(Æ) 64,517 4,656
Ulta Beauty, Inc.(Æ) 3,327 1,500
Union Pacific Corp. 2,627 715
United Airlines Holdings, Inc.(Æ) 25,379 3,451
United Parcel Service, Inc. Class B 8,419 905
United Rentals, Inc. 706 800
UnitedHealth Group, Inc. 22,349 9,289
US Bancorp 10,294 622
Valero Energy Corp. 4,653 1,212
Veeva Systems, Inc. Class A(Æ) 2,358 418
Veralto Corp. 3,213 285
Verisk Analytics, Inc. Class A 2,347 421
Verizon Communications, Inc. 29,523 1,250
Versigent PLC(Æ) 790 33
Vertex Pharmaceuticals, Inc.(Æ) 7,560 3,755
VICI Properties, Inc.(ö) 35,728 949
Viking Holdings, Ltd.(Æ) 11,732 1,228
Visa, Inc. Class A 17,574 6,029
Vistra Corp. 693 110
W.W. Grainger, Inc. 609 828
Walmart, Inc. 16,183 1,833
Walt Disney Co. (The) 21,018 2,023
Waste Management, Inc. 14,169 3,158
WEC Energy Group, Inc. 4,847 566
Wells Fargo & Co. 22,665 1,873
Welltower, Inc.(ö) 6,778 1,538
Western Digital Corp. 5,966 3,811
Williams Cos., Inc. (The) 10,241 761
Woodward, Inc. 308 131
Xcel Energy, Inc. 7,071 568
Yelp, Inc. Class A(Æ) 3,705 91
Yum! Brands, Inc. 3,610 577
Zebra Technologies Corp. Class A(Æ) 814 214
Zoetis, Inc. Class A 7,001 503
663,799
Total Common Stocks
(cost $919,316) 1,042,621

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Preferred Stocks - 0.2%
Germany - 0.2%
Henkel AG & Co. KGaA
2.903% (Ÿ) 9,082 763
Volkswagen AG
6.666% (Ÿ) 17,221 1,380
2,143
Total Preferred Stocks
(cost $2,812) 2,143
Short-Term Investments - 2.7%
United States - 2.7%
State Street Institutional U.S. Government
Money Market Fund 29,717,637 29,718
Total Short-Term Investments
(cost $29,718) 29,718
Total Investments - 98.1%
(cost $951,846) 1,074,482
Other Assets net of Liabilities
- 1.9%
20,833
Net Assets - 100.0%
1,095,315

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 71
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 313 USD 118,130 09/18/2026
982
S&P/TSX 60 Index Futures 59 CAD 24,257 09/17/2026
55
SPI 200 Index Futures 96 AUD 21,062 09/17/2026
(245)
TOPIX Index Futures 44 JPY 1,761,320 09/10/2026 406
Contracts to Sell
CAC40 Euro Index Futures 107 EUR 8,999 07/17/2026
56
DAX Index Futures 12 EUR 7,541 09/18/2026
33
EURO STOXX 50 Index Futures 86 EUR 5,466 09/18/2026
(87)
FTSE 100 Index Futures 221 GBP 23,297 09/18/2026
(204)
FTSE/MIB Index Futures 13 EUR 3,372 09/18/2026
11
Hang Seng Index Futures 9 HKD 10,281 07/30/2026
29
IBEX 35 Index Futures 19 EUR 3,685 07/17/2026
(73)
MSCI Emerging Markets Index Futures 528 USD 46,393 09/18/2026
(19)
MSCI Singapore Index Futures 37 SGD 1,770 07/30/2026
7
OMXS30 Index Futures 74 SEK 23,806 07/17/2026 (58)
Total Futures Contracts (å) 893
Forward Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America SEK 5,570 USD 591 09/16/26 13
HSBC USD 1,296 AUD 1,847 09/16/26 (19)
HSBC USD 1,488 CAD 2,062 09/16/26 (29)
HSBC USD 2,578 JPY 410,284 09/16/26 (40)
HSBC EUR 8,102 USD 9,407 09/16/26 121
HSBC GBP 5,258 USD 7,051 09/16/26 77
Morgan Stanley USD 1,293 AUD 1,847 09/16/26 (17)
Morgan Stanley USD 670 CAD 950 09/16/26 3
Morgan Stanley USD 1,486 CAD 2,062 09/16/26 (27)
Morgan Stanley USD 584 JPY 93,840 09/16/26 (3)
Morgan Stanley USD 2,577 JPY 410,284 09/16/26 (38)
Morgan Stanley AUD 150 USD 103 09/16/26 —
Morgan Stanley EUR 1,270 USD 1,445 09/16/26 (10)
Morgan Stanley EUR 8,102 USD 9,394 09/16/26 107
Morgan Stanley GBP 170 USD 223 09/16/26 (2)
Morgan Stanley GBP 5,258 USD 7,038 09/16/26 64
Standard Chartered USD 1,296 AUD 1,847 09/16/26 (19)
Standard Chartered USD 1,489 CAD 2,062 09/16/26 (30)
Standard Chartered USD 2,578 JPY 410,284 09/16/26 (39)
Standard Chartered EUR 8,102 USD 9,407 09/16/26 121
Standard Chartered GBP 5,258 USD 7,053 09/16/26 79
Toronto Dominion Bank USD 1,293 AUD 1,847 09/16/26 (16)
Toronto Dominion Bank USD 1,486 CAD 2,062 09/16/26 (28)
Toronto Dominion Bank USD 2,577 JPY 410,284 09/16/26 (38)
Toronto Dominion Bank EUR 8,102 USD 9,397 09/16/26 110
Toronto Dominion Bank GBP 5,258 USD 7,041 09/16/26 66
Westpac USD 1,295 AUD 1,847 09/16/26 (18)
Westpac USD 1,488 CAD 2,062 09/16/26 (29)
Westpac USD 2,578 JPY 410,284 09/16/26 (39)
Westpac EUR 8,102 USD 9,406 09/16/26 119
Westpac GBP 5,258 USD 7,049 09/16/26 74
Total Unrealized Appreciation (Depreciation) on Open Forward Foreign Currency Exchange Contracts 513

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
72 Venerable World Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Australia $ — $ 4,364 $ — $ 4,364
Austria — 2,579 — 2,579
Belgium — 1,437 — 1,437
Brazil 7,228 — — 7,228
Canada 19,031 — — 19,031
China 4,239 6,968 — 11,207
Denmark — 5,355 — 5,355
Finland — 2,080 — 2,080
France — 44,873 — 44,873
Germany — 26,121 — 26,121
Hong Kong — 8,408 — 8,408
India 3,234 — — 3,234
Indonesia — 449 — 449
Ireland 2,528 3,878 — 6,406
Israel — 764 — 764
Italy 1,111 11,316 — 12,427
Japan — 53,113 — 53,113
Luxembourg — 273 — 273
Mexico 1,638 — — 1,638
Netherlands 707 30,052 — 30,759
Singapore 561 2,021 — 2,582
South Africa — 3,043 — 3,043
South Korea 900 18,726 — 19,626
Spain — 3,507 — 3,507
Sweden — 2,663 — 2,663
Switzerland 1,074 13,829 — 14,903
Taiwan 28,830 5,298 — 34,128
Thailand — 2,533 — 2,533
Turkey — 170 — 170
United Kingdom 2,112 51,809 — 53,921
United States 633,182 30,617 — 663,799
Preferred Stocks — 2,143 — 2,143
Short-Term Investments 29,718 — — 29,718
Total Investments 736,093 338,389 — 1,074,482
Derivatives
Assets
Futures Contracts 1,579 — — 1,579
Forward Foreign Currency Exchange
Contracts — 954 — 954
Liabilities
Futures Contracts (686) — — (686)
Forward Foreign Currency Exchange
Contracts — (441) — (441)
Total Derivatives
*
$ 893 $ 513 $ — $ 1,406
*
Futures and forward foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 73
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 120,864 11.0
Consumer Staples ............................................................................... 45,132 4.1
Energy ................................................................................................ 39,082 3.6
Financial Services .............................................................................. 188,588 17.2
Health Care ........................................................................................ 103,072 9.4
Materials and Processing ................................................................... 41,446 3.8
Producer Durables .............................................................................. 88,385 8.1
Technology ......................................................................................... 389,394 35.6
Utilities ............................................................................................... 26,658 2.4
Preferred Stocks
Consumer Discretionary .................................................................... 1,380 0.1
Consumer Staples ............................................................................... 763 0.1
Short-Term Investments .............................................................
29,718 2.7
Total Investments ............................................................................... 1,074,482 98.1

Venerable Variable Insurance Trust
Venerable World Equity Fund
See accompanying notes which are an integral part of the financial statements.
74 Venerable World Equity Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 951,846
Investments, at fair value .............................................................................................................................................................
1,074,482
Foreign currency holdings(^) ....................................................................................................................................................... 3,436
Unrealized appreciation on forward foreign currency exchange contracts ................................................................................. 954
Receivables:
Dividends and interest ...................................................................................................................................................... 912
Investments sold ............................................................................................................................................................... 107
Foreign capital gains taxes recoverable ........................................................................................................................... 371
From broker(a) ................................................................................................................................................................. 17,854
Prepaid expenses .......................................................................................................................................................................... 24
Total assets ...............................................................................................................................................................
1,098,140
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,212
Accrued fees to affiliates .................................................................................................................................................. 777
Other accrued expenses .................................................................................................................................................... 95
Variation margin on futures contracts .............................................................................................................................. 300
Unrealized depreciation on forward foreign currency exchange contracts ................................................................................. 441
Total liabilities ...........................................................................................................................................................
2,825
Net Assets ...............................................................................................................................................................
$ 1,095,315
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 150,130
Paid-in capital ..............................................................................................................................................................................
945,185
Net Assets ...............................................................................................................................................................
$ 1,095,315
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 3,453
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 17,854
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 11.50
Class I — Net assets ............................................................................................................................................................ $ 558,391,730
Class I — Shares outstanding ............................................................................................................................................. 48,551,415
Net asset value per share: Class V (#) .......................................................................................................................................... $ 11.51
Class V — Net assets ........................................................................................................................................................... $ 536,923,043
Class V — Shares outstanding ............................................................................................................................................ 46,665,880
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable World Equity Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 75
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 11,966
Interest .............................................................................................................................................................................. 203
Less foreign taxes withheld ............................................................................................................................................. (853)
Total investment income .............................................................................................................................................................
11,316
Expenses
Advisory fees ................................................................................................................................................................... 4,090
Administrative fees .......................................................................................................................................................... 654
Distribution fees - Class V ............................................................................................................................................... 799
Professional fees .............................................................................................................................................................. 54
Trustees’ fees .................................................................................................................................................................... 18
Printing fees ..................................................................................................................................................................... 6
Offering fees ..................................................................................................................................................................... 23
Miscellaneous .................................................................................................................................................................. 13
Expenses before reductions .............................................................................................................................................. 5,657
Expense reductions .......................................................................................................................................................... (907)
Net expenses ................................................................................................................................................................................
4,750
Net investment income (loss) .......................................................................................................................................................
6,566
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 24,251
Futures contracts .............................................................................................................................................................. (6,044)
Forward foreign currency exchange contracts ................................................................................................................. 87
Foreign currency-related transactions .............................................................................................................................. (206)
Net realized gain (loss) ................................................................................................................................................................
18,088
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 65,714
Futures contracts .............................................................................................................................................................. 3,129
Forward foreign currency exchange contracts ................................................................................................................. 1,392
Foreign currency-related transactions .............................................................................................................................. (28)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 70,207
Net realized and unrealized gain (loss) ........................................................................................................................................ 88,295
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 94,861

Venerable Variable Insurance Trust
Venerable World Equity Fund
See accompanying notes which are an integral part of the financial statements.
76 Venerable World Equity Fund
(2) During the period ended December 31, 2025, Venerable World Equity Fund received securities in the amount of
$305,374 for Class V to satisfy a subscription-in-kind.
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 6,566 $ 2,994
Net realized gain (loss) ................................................................................................................ 18,088 6,429
Net change in unrealized appreciation (depreciation) ................................................................. 70,207 53,811
Net increase (decrease) in net assets from operations ....................................................................... 94,861 63,234
Distributions
To shareholders
Class I ....................................................................................................................................... (4,021) —
Class V ..................................................................................................................................... (3,944) —
Net decrease in net assets from distributions ..................................................................................... (7,965) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (111,490) 1,056,675
Total Net Increase (Decrease) in Net Assets ...................................................................
(24,594) 1,119,909
Net Assets
Beginning of period ........................................................................................................................... 1,119,909 —
End of period ......................................................................................................................................
$ 1,095,315 $ 1,119,909
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 71 $ 762 57,982 $ 579,827
Proceeds from reinvestment of distributions 352 4,021 — —
Payments for shares redeemed (5,847) (64,985) (4,007) (41,638)
Net increase (decrease)
(5,424) (60,202) 53,975 538,189
Class V
Proceeds from shares sold
(2)
25 259 55,871 565,407
Proceeds from reinvestment of distributions 346 3,944 — —
Payments for shares redeemed (5,042) (55,491) (4,533) (46,921)
Net increase (decrease)
(4,671) (51,288) 51,338 518,486
Total increase (decrease)
(10,095) $ (111,490) 105,313 $ 1,056,675
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable World Equity Fund 77
Venerable Variable Insurance Trust
Venerable World Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.63 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.06 .03
$ Net Realized and Unrealized Gain (Loss) .89 .60
$ Total from Investment Operations .95 .63
Less distributions:
– –
$ Distributions from Net Investment Income (.03) —
$ Distributions from Net Realized Gain (.05) —
$ Total Distributions (.08) —
$ Net Asset Value, End of Period 11.50 10.63
% Total Return
(±)(ǿ)
8.97 6.30
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 558,392 573,888
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.89 .91
% Expenses, Net
(Ƃ)(ɯ)
.89 .90
% Net Investment Income
(Ƃ)(ɯ)
1.19 .82
% Portfolio Turnover Rate
(ǿ)
13 33
Class V
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.64 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.07 .03
$ Net Realized and Unrealized Gain (Loss) .88 .61
$ Total from Investment Operations .95 .64
Less distributions:
– –
$ Distributions from Net Investment Income (.03) —
$ Distributions from Net Realized Gain (.05) —
$ Total Distributions (.08) —
$ Net Asset Value, End of Period 11.51 10.64
% Total Return
(±)(ǿ)
8.88 6.40
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 536,923 546,021
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
1.19 1.21
% Expenses, Net
(Ƃ)(ɯ)
.85 .85
% Net Investment Income
(Ƃ)(ɯ)
1.22 .91
% Portfolio Turnover Rate
(ǿ)
13 33

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
78 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 95.5%
Corporate Bonds and Notes - 95.5%
Consumer Discretionary - 26.4%
1011778 BC ULC / New Red Finance,
Inc.
6.125% due 06/15/29 (Þ) 4,000 4,060
A&K Travel Group Holdings, Ltd.
7.500% due 05/15/33 (Þ) 1,975 1,994
Ashton Woods USA LLC / Ashton
Woods Finance Co.
4.625% due 04/01/30 (Þ) 1,900 1,803
6.875% due 08/01/33 (Þ) 1,655 1,642
Banijay Entertainment SAS
8.125% due 05/01/29 (Þ) 5,100 5,235
Beach Acquisition Bidco LLC
10.000% due 07/15/33 (Þ)(β) 5,455 6,189
Block Communications, Inc.
10.250% due 03/01/31 (Þ) 2,455 2,245
Carnival Corp., Ltd.
5.750% due 03/15/30 (Þ) 3,600 3,642
5.750% due 08/01/32 (Þ) 2,725 2,753
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.375% due 06/01/29 (Þ) 1,900 1,859
4.500% due 08/15/30 (Þ) 3,500 3,256
7.000% due 02/01/33 (Þ) 985 965
4.500% due 06/01/33 (Þ) 4,000 3,468
4.250% due 01/15/34 1,395 1,179
Clarios Global, LP / Clarios US
Finance Co.
6.750% due 09/15/32 (Þ) 4,755 4,853
Clear Channel Outdoor Holdings, Inc.
7.875% due 04/01/30 (Þ) 2,800 2,913
7.500% due 03/15/33 (Þ) 1,400 1,476
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 5,400 5,683
CSC Holdings LLC
3.375% due 02/15/31 (Þ) 2,400 1,423
Dexko Global, Inc.
7.500% due 04/15/32 (Þ) 7,622 6,306
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
8.875% due 02/01/30 (Þ) 1,900 1,936
9.250% due 06/01/32 (Þ) 2,500 2,539
Discovery Global Holdings, Inc.
4.054% due 03/15/29 2,460 2,436
5.050% due 03/15/42 1,675 1,226
Dream Finders Homes, Inc.
8.250% due 08/15/28 (Þ) 2,200 2,250
EW Scripps Co. (The)
9.875% due 08/15/30 (Þ) 3,500 3,063
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 2,000 1,944
6.750% due 01/15/30 (Þ) 5,600 5,492
FirstCash , Inc.
4.625% due 09/01/28 (Þ) 1,500 1,475
6.875% due 03/01/32 (Þ) 3,700 3,801
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.125% due 05/01/34 (Þ) 875 870
Forvia SE
6.750% due 09/15/33 (Þ) 1,705 1,702
Gates Corp.
6.875% due 07/01/29 (Þ) 5,800 5,938
Great Canadian Gaming Corp.
8.750% due 11/15/29 (Þ) 3,000 3,004
Hilton Domestic Operating Co., Inc.
5.500% due 09/15/31 (Þ) 3,585 3,592
IHO Verwaltungs GmbH
7.750% due 11/15/30 (Þ) 800 826
7.375% due 05/15/33 (Þ) 750 780
K. Hovnanian Enterprises, Inc.
8.000% due 04/01/31 (Þ) 720 743
8.375% due 10/01/33 (Þ) 1,080 1,110
Mohegan Tribal Gaming Authority /
MS Digital Entertainment Holdings
LLC
8.250% due 04/15/30 (Þ) 5,000 5,215
NCL Corp., Ltd.
7.750% due 02/15/29 (Þ) 2,000 2,086
6.750% due 02/01/32 (Þ) 2,100 2,095
6.250% due 09/15/33 (Þ) 990 961
Neptune Bidco US, Inc.
9.290% due 04/15/29 (Þ) 630 643
9.500% due 02/15/33 (Þ) 2,925 2,959
Nissan Motor Co., Ltd.
8.125% due 07/17/35 (Þ) 2,105 2,244
Outfront Media Capital LLC / Outfront
Media Capital Corp.
4.625% due 03/15/30 (Þ) 1,605 1,557
Paramount Global
6.875% due 04/30/36 650 611
4.375% due 03/15/43 1,000 647
5.850% due 09/01/43 1,300 975
PetSmart LLC / PetSmart Finance
Corp.
7.500% due 09/15/32 (Þ) 1,980 1,980
Qnity Electronics, Inc.
5.750% due 08/15/32 (Þ) 4,385 4,411
6.250% due 08/15/33 (Þ) 920 936
Rivers Enterprise Lender LLC / Rivers
Enterprise Lender Corp.
6.250% due 10/15/30 (Þ) 1,330 1,347
Royal Caribbean Cruises, Ltd.
6.000% due 02/01/33 (Þ) 3,300 3,345
Univision Communications, Inc.
9.375% due 08/01/32 (Þ) 700 712
8.875% due 04/15/33 (Þ) 1,795 1,768
Veritiv Operating Co.
10.500% due 11/30/30 (Þ) 4,350 4,451
Viasat , Inc.
7.500% due 05/30/31 (Þ) 4,325 4,368
Viking Cruises, Ltd.
7.000% due 02/15/29 (Þ) 3,900 3,906
9.125% due 07/15/31 (Þ) 900 943
5.875% due 10/15/33 (Þ) 1,390 1,391
VZ Secured Financing BV
7.500% due 01/15/33 (Þ) 3,845 3,687

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 79
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Wayfair LLC
7.250% due 10/31/29 (Þ) 800 826
7.750% due 09/15/30 (Þ) 1,500 1,577
6.750% due 11/15/32 (Þ) 3,015 3,096
Whirlpool Corp.
7.500% due 07/01/31 (Þ) 700 709
7.875% due 07/01/34 (Þ) 1,185 1,190
4.500% due 06/01/46 260 155
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.125% due 02/15/31 (Þ) 4,000 4,226
ZF North America Capital, Inc.
6.875% due 04/23/32 (Þ) 2,855 2,809
175,497
Consumer Staples - 4.9%
Bausch & Lomb Corp.
8.375% due 10/01/28 (Þ) 3,400 3,498
Chobani LLC / Chobani Finance Corp.,
Inc.
7.625% due 07/01/29 (Þ) 1,400 1,444
6.375% due 04/15/34 (Þ) 1,150 1,167
EquipmentShare.com, Inc.
9.000% due 05/15/28 (Þ) 3,035 3,099
8.625% due 05/15/32 (Þ) 1,865 1,941
8.000% due 03/15/33 (Þ) 1,500 1,535
Froneri Lux FinCo SARL
6.000% due 08/01/32 (Þ) 4,320 4,235
Grand Canyon University
5.125% due 10/01/28 2,200 2,172
Industrial F&B Investments III, Inc.
7.750% due 02/11/33 (Þ) 2,220 2,263
Opal Bidco SAS
6.500% due 03/31/32 (Þ) 3,600 3,672
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 1,800 1,760
RR Donnelley & Sons Co.
9.500% due 08/01/29 (Þ) 5,650 5,862
32,648
Energy - 12.1%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 3,200 3,227
Archrock Services, LP / Archrock
Partners Finance Corp.
6.000% due 02/01/34 (Þ) 3,765 3,740
Borr IHC, Ltd. / Borr Finance LLC
8.750% due 01/15/32 (Þ) 1,130 1,105
9.000% due 01/15/34 (Þ) 905 877
Calumet Specialty Products Partners,
LP / Calumet Finance Corp.
9.750% due 02/15/31 (Þ) 1,520 1,607
Coronado Finance Pty, Ltd.
9.250% due 10/01/29 (Þ) 2,050 1,872
Crescent Energy Co.
2.750% due 03/15/31 (Þ) 1,220 1,204
Crescent Energy Finance LLC
7.875% due 04/15/32 (Þ) 1,800 1,823
7.375% due 01/15/33 (Þ) 3,410 3,388
8.375% due 01/15/34 (Þ) 4,085 4,207
Hess Midstream Operations, LP
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.500% due 06/01/29 (Þ) 2,165 2,207
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 04/15/32 (Þ) 1,120 1,084
7.250% due 02/15/35 (Þ) 3,000 2,953
Kinetik Holdings, LP
5.875% due 06/15/30 (Þ) 3,300 3,316
Kodiak Gas Services LLC
5.875% due 04/01/31 (Þ) 1,620 1,623
6.500% due 10/01/33 (Þ) 680 688
Martin Midstream Partners, LP / Martin
Midstream Finance Corp.
11.500% due 02/15/28 (Þ) 2,600 2,620
Murphy Oil Corp.
6.000% due 10/01/32 1,120 1,115
6.500% due 02/15/34 2,085 2,065
Nabors Industries, Inc.
9.125% due 01/31/30 (Þ) 1,500 1,568
8.875% due 08/15/31 (Þ) 915 940
Neo Next+ Energy Consolidated
Holdings, Ltd.
6.625% due 06/11/31 (Þ) 2,400 2,365
Oceaneering International, Inc.
6.875% due 07/15/34 (Þ) 1,270 1,290
Sunoco, LP
5.375% due 07/15/31 (Þ) 1,530 1,509
6.250% due 07/01/33 (Þ) 2,150 2,168
5.625% due 07/15/34 (Þ) 910 888
Tranocean Aquila, Ltd.
8.000% due 09/30/28 (Þ) 800 817
Transocean International, Ltd.
8.250% due 05/15/29 (Þ) 600 619
8.750% due 02/15/30 (Þ) 910 943
8.500% due 05/15/31 (Þ) 1,500 1,557
7.875% due 10/15/32 (Þ) 440 458
6.800% due 03/15/38 2,300 2,135
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 1,700 1,623
4.125% due 08/15/31 (Þ) 2,200 2,065
6.000% due 05/01/36 (Þ) 350 354
Venture Global LNG, Inc.
9.500% due 02/01/29 (Þ) 3,900 4,203
8.375% due 06/01/31 (Þ) 3,900 4,060
Venture Global Plaquemines LNG LLC
6.125% due 12/15/30 (Þ) 210 215
7.500% due 05/01/33 (Þ) 850 933
6.500% due 01/15/34 (Þ) 975 1,016
6.500% due 06/15/34 (Þ) 210 219
7.750% due 05/01/35 (Þ) 850 953
6.750% due 01/15/36 (Þ) 2,950 3,127
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 696 703
6.750% due 10/15/33 (Þ) 3,065 3,127
80,576
Financial Services - 15.5%
Acrisure LLC / Acrisure Finance, Inc.
8.500% due 06/15/29 (Þ) 1,300 1,226
7.500% due 11/06/30 (Þ) 1,400 1,327

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
80 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
7.000% due 01/15/31 (Þ) 1,600 1,626
7.375% due 10/01/32 (Þ) 1,400 1,391
Asurion LLC and Asurion Co.-Issuer,
Inc.
8.375% due 02/01/34 (Þ) 3,245 3,007
CrossCountry Intermediate HoldCo
LLC
6.500% due 10/01/30 (Þ) 2,060 2,031
6.750% due 12/01/32 (Þ) 1,030 995
Encore Capital Group, Inc.
8.500% due 05/15/30 (Þ) 3,800 4,037
6.625% due 06/01/32 (Þ) 5,490 5,497
Freedom Mortgage Holdings LLC
9.250% due 02/01/29 (Þ) 4,200 4,365
8.375% due 04/01/32 (Þ) 500 509
7.875% due 04/01/33 (Þ) 1,855 1,808
Global Net Lease, Inc. / Global Net
Lease Operating Partnership, LP
3.750% due 12/15/27 (Þ) 2,950 2,889
Iron Mountain, Inc.
7.000% due 02/15/29 (Þ) 1,400 1,427
5.625% due 07/15/32 (Þ) 5,500 5,436
Jane Street Group / JSG Finance, Inc.
4.500% due 11/15/29 (Þ) 900 877
6.125% due 11/01/32 (Þ) 3,100 3,098
6.750% due 05/01/33 (Þ) 4,000 4,110
Jefferson Capital Holdings LLC
9.500% due 02/15/29 (Þ) 3,200 3,343
8.250% due 05/15/30 (Þ) 2,500 2,627
Millrose Properties, Inc.
6.375% due 08/01/30 (Þ) 4,295 4,351
MPT Operating Partnership, LP / MPT
Finance Corp.
8.500% due 02/15/32 (Þ) 4,000 4,091
OneMain Finance Corp.
5.375% due 11/15/29 1,300 1,277
7.125% due 11/15/31 1,400 1,424
Osaic Holdings, Inc.
8.000% due 08/01/33 (Þ) 5,085 5,096
PHH Escrow Issuer LLC/PHH Corp.
9.875% due 11/01/29 (Þ) 4,700 4,600
PRA Group, Inc.
5.000% due 10/01/29 (Þ) 3,700 3,497
8.875% due 01/31/30 (Þ) 1,400 1,445
RHP Hotel Properties, LP / RHP
Finance Corp.
7.250% due 07/15/28 (Þ) 3,700 3,772
6.500% due 04/01/32 (Þ) 1,800 1,841
6.500% due 06/15/33 (Þ) 1,050 1,077
Rocket Cos., Inc.
6.125% due 08/01/31 (Þ) 515 526
6.500% due 06/15/34 (Þ) 1,130 1,159
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.625% due 03/01/29 (Þ) 4,300 4,136
Starwood Property Trust, Inc.
6.125% due 06/01/31 (Þ) 3,000 3,019
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Stonex Escrow Issuer LLC
6.875% due 07/15/32 (Þ) 2,360 2,427
StoneX Group, Inc.
7.875% due 03/01/31 (Þ) 3,600 3,777
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 4,100 3,981
103,122
Health Care - 6.5%
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 3,000 2,975
10.875% due 01/15/32 (Þ) 2,358 2,543
Concenta Escrow Issuer Corp.
6.875% due 07/15/32 (Þ) 3,800 3,937
DaVita, Inc.
4.625% due 06/01/30 (Þ) 6,400 6,200
GENMAB Finance LLC
6.250% due 12/15/32 (Þ) 2,250 2,292
7.250% due 12/15/33 (Þ) 2,250 2,349
Grifols SA
4.750% due 10/15/28 (Þ) 1,800 1,767
IQVIA, Inc.
6.250% due 06/01/32 (Þ) 4,300 4,380
Kedrion SpA
6.500% due 09/01/29 (Þ) 7,500 7,416
MPH Acquisition Holdings LLC
5.750% due 12/31/30 (Þ) 1,378 1,152
11.500% due 12/31/30 (Þ)(β) 608 600
6.750% due 03/31/31 (Þ)(β) 3,268 1,959
Tenet Healthcare Corp.
6.125% due 06/15/30 3,130 3,153
6.750% due 05/15/31 1,500 1,537
6.000% due 11/15/33 (Þ) 700 706
42,966
Materials and Processing - 7.4%
ARC Falcon I, Inc. / Arclin USA LLC /
New Arclin US Holding Corp.
9.750% due 03/01/33 (Þ) 2,450 2,356
Arcosa , Inc.
4.375% due 04/15/29 (Þ) 4,000 3,932
6.875% due 08/15/32 (Þ) 2,700 2,817
Canpack Group, Inc. / Canpack SA
6.000% due 05/15/31 (Þ) 670 674
Cleveland-Cliffs, Inc.
7.000% due 03/15/32 (Þ) 1,800 1,791
7.625% due 01/15/34 (Þ) 1,790 1,788
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/32 (Þ) 3,300 3,203
Commercial Metals Co.
5.750% due 11/15/33 (Þ) 1,055 1,048
6.000% due 12/15/35 (Þ) 2,110 2,104
Constellium SE
3.750% due 04/15/29 (Þ) 2,100 2,017
6.375% due 08/15/32 (Þ) 1,100 1,118
Element Solutions, Inc.
3.875% due 09/01/28 (Þ) 2,800 2,731
FMC Corp.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 81
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
8.450% due 11/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.366%)(Ê) 1,800 1,313
GPD Cos., Inc.
12.500% due 12/31/29 (Þ)(β) 2,571 1,763
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 900 873
Magnera Corp.
4.750% due 11/15/29 (Þ) 1,500 1,401
Mauser Packaging Solutions Holding
Co.
9.250% due 04/15/30 (Þ) 900 889
Mineral Resources, Ltd.
7.000% due 04/01/31 (Þ) 1,405 1,455
6.000% due 05/01/32 (Þ) 855 847
Novelis Corp.
4.750% due 01/30/30 (Þ) 3,500 3,386
6.875% due 01/30/30 (Þ) 1,300 1,332
6.375% due 08/15/33 (Þ) 435 438
Rain Carbon, Inc.
12.250% due 09/01/29 (Þ) 4,710 5,028
Toucan FinCo , Ltd./Toucan FinCo Can,
Inc./Toucan FinCo US LLC
9.500% due 05/15/30 (Þ) 5,400 5,090
49,394
Producer Durables - 9.3%
ATS Corp.
4.125% due 12/15/28 (Þ) 3,800 3,704
Axon Enterprise, Inc.
6.250% due 03/15/33 (Þ) 900 923
Bombardier, Inc.
5.875% due 01/15/35 (Þ) 3,280 3,292
Calderys Financing LLC
11.250% due 06/01/28 (Þ) 3,200 3,315
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 (Þ) 2,400 433
Efesto Bidco SPA / Efesto US LLC
Series XR
7.500% due 02/15/32 (Þ) 5,450 5,454
Esab Corp.
6.250% due 04/15/29 (Þ) 2,600 2,639
5.625% due 04/01/31 (Þ) 1,490 1,490
Quikrete Holdings, Inc.
6.375% due 03/01/32 (Þ) 1,150 1,174
TransDigm , Inc.
6.750% due 01/31/34 (Þ) 2,060 2,114
TTM Technologies, Inc.
4.000% due 03/01/29 (Þ) 6,300 6,076
Waste Pro USA, Inc.
7.000% due 02/01/33 (Þ) 2,000 2,047
Watco Cos. LLC / Watco Finance Corp.
7.125% due 08/01/32 (Þ) 6,415 6,588
Weekley Homes LLC / Weekley
Finance Corp.
4.875% due 09/15/28 (Þ) 1,600 1,576
6.750% due 01/15/34 (Þ) 4,680 4,690
WESCO Distribution, Inc.
5.250% due 04/15/31 (Þ) 1,350 1,340
6.375% due 03/15/33 (Þ) 3,250 3,335
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Wrangler Holdco Corp.
6.625% due 04/01/32 (Þ) 6,000 6,151
XPO, Inc.
7.125% due 02/01/32 (Þ) 5,400 5,594
61,935
Technology - 4.8%
Cogent Communications Group LLC /
Cogent Finance, Inc.
7.000% due 06/15/27 (Þ) 2,400 2,381
6.500% due 07/01/32 (Þ) 3,300 2,970
Flutter Treasury DAC
5.875% due 06/04/31 (Þ) 2,250 2,242
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 (Þ) 7,200 7,325
Gen Digital, Inc.
6.250% due 04/01/33 (Þ) 1,400 1,380
Gray Media, Inc.
5.375% due 11/15/31 (Þ) 1,100 738
9.625% due 07/15/32 (Þ) 2,465 2,379
McAfee Corp.
7.375% due 02/15/30 (Þ) 4,900 4,164
McGraw-Hill Education, Inc.
7.375% due 09/01/31 (Þ) 1,100 1,118
OAK-Eagle Acquireco , Inc.
7.250% due 07/01/33 (Þ) 1,390 1,455
8.750% due 07/01/34 (Þ) 1,165 1,236
Rocket Software, Inc.
6.500% due 02/15/29 (Þ) 1,400 1,262
Sinclair Television Group, Inc.
8.125% due 02/15/33 (Þ) 3,250 3,349
31,999
Utilities - 8.6%
APLD Compute Co. LLC
9.250% due 12/15/30 (Þ) 4,845 5,227
APLD ComputeCo 2 LLC
6.750% due 03/15/31 (Þ) 3,230 3,241
APLD ComputeCo 3 LLC
7.000% due 06/15/31 (Þ) 1,500 1,498
Atlantica Sustainable Infrastructure,
Ltd.
4.125% due 06/15/28 (Þ) 2,902 2,844
Black Pearl Compute LLC
6.125% due 02/15/31 (Þ) 1,855 1,882
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
6.375% due 02/15/32 (Þ) 2,250 2,255
Cipher Compute LLC
7.125% due 11/15/30 (Þ) 1,805 1,878
Clearway Energy Operating LLC
5.750% due 01/15/34 (Þ) 2,005 1,965
Edged Compute LLC
7.500% due 04/30/31 (Þ) 4,755 4,634
Leeward Renewable Energy Operations
LLC
4.250% due 07/01/29 (Þ) 5,800 5,541
Maya SAS
7.000% due 04/15/32 (Þ) 3,275 3,335
NRG Energy, Inc.
5.750% due 07/15/29 (Þ) 1,000 1,000

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
82 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.000% due 01/15/36 (Þ) 4,935 4,919
6.125% due 05/15/36 (Þ) 740 741
PR RNO Property Owner 1 LLC
6.500% due 05/01/31 (Þ) 3,130 3,126
SV RNO Property Owner 1 LLC
5.875% due 03/01/31 (Þ) 2,855 2,815
Talen Energy Supply LLC
6.125% due 05/01/31 (Þ) 1,605 1,605
6.375% due 05/01/33 (Þ) 1,045 1,044
6.250% due 02/01/34 (Þ) 1,455 1,446
6.500% due 02/01/36 (Þ) 955 962
WULF Compute LLC
7.750% due 10/15/30 (Þ) 2,700 2,834
Yondr JK 1 LLC
6.875% due 06/30/31 (Þ) 2,275 2,280
57,072
635,209
Total Long-Term Fixed
Income Investments
(cost $636,222) 635,209
Number of
S hares
Preferred Stocks - 0.6%
Consumer Discretionary - 0.1%
Boeing Co. (The)
6.000% due 10/15/27 11,000 740
Technology - 0.5%
Alphabet, Inc.
6.250% due 05/15/29 45,940 2,324
Oracle Corp.
6.500% due 01/15/29 25,000 1,124
3,448
Total Preferred Stocks
(cost $4,097) 4,188
Short-Term Investments - 0.8%
State Street Institutional U.S.
Government Money Market Fund 5,177,101 5,177
Total Short-Term Investments
(cost $5,177) 5,177
Total Investments - 96.9%
(cost $645,496) 644,574
Other Assets net of
Liabilities - 3.1%
20,682
Net Assets - 100.0%
665,256

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 83
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 635,209 $ — $ 635,209
Preferred Stocks 4,188 — — 4,188
Short-Term Investments 5,177 — — 5,177
Total Investments
$ 9,365 $ 635,209 $ — $ 644,574
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
4,174 0 .6
Canada ................................................................................................
25,301 3 .8
Denmark .............................................................................................
4,641 0 .7
France .................................................................................................
17,259 2 .6
Germany .............................................................................................
4,415 0 .7
Italy ....................................................................................................
12,869 1 .9
Japan ..................................................................................................
2,244 0 .3
Luxembourg .......................................................................................
4,235 0 .6
Mexico ...............................................................................................
1,982 0 .3
Netherlands ........................................................................................
3,687 0 .6
Spain ..................................................................................................
4,611 0 .7
United Kingdom .................................................................................
14,539 2 .2
United States ......................................................................................
544,617 81 .9
Total Investments ............................................................................... 644,574 96 .9

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
84 Venerable High Yield Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 645,496
Investments, at fair value .............................................................................................................................................................
644,574
Receivables:
Dividends and interest ...................................................................................................................................................... 12,949
Investments sold ............................................................................................................................................................... 10,534
Fund shares sold ............................................................................................................................................................... 522
Total assets ...............................................................................................................................................................
668,579
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 341
Investments purchased ..................................................................................................................................................... 2,494
Fund shares redeemed ...................................................................................................................................................... 2
Accrued fees to affiliates .................................................................................................................................................. 422
Other accrued expenses .................................................................................................................................................... 64
Total liabilities ...........................................................................................................................................................
3,323
Net Assets ...............................................................................................................................................................
$ 665,256
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (5,917)
Paid-in capital ..............................................................................................................................................................................
671,173
Net Assets ...............................................................................................................................................................
$ 665,256
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 9.93
Class I — Net assets ............................................................................................................................................................ $ 562,584,921
Class I — Shares outstanding ............................................................................................................................................. 56,626,685
Net asset value per share: Class V (#) .......................................................................................................................................... $ 9.94
Class V — Net assets ........................................................................................................................................................... $ 102,671,412
Class V — Shares outstanding ............................................................................................................................................ 10,333,170
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 85
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 23,018
Dividends ......................................................................................................................................................................... 158
Total investment incom e .............................................................................................................................................................
23,176
Expenses
Advisory fees ................................................................................................................................................................... 2,179
Administrative fees .......................................................................................................................................................... 402
Distribution fees - Class V ............................................................................................................................................... 158
Professional fees .............................................................................................................................................................. 46
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ..................................................................................................................................................................... 4
Miscellaneous .................................................................................................................................................................. 9
Expenses before reductions .............................................................................................................................................. 2,809
Expense reductions .......................................................................................................................................................... (195)
Net expenses ................................................................................................................................................................................
2,614
Net investment income (loss) .......................................................................................................................................................
20,562
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 251
Net realized gain (loss) ................................................................................................................................................................
251
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (8,473)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (8,473)
Net realized and unrealized gain (loss) ........................................................................................................................................ (8,222)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 12,340

Venerable Variable Insurance Trust
Venerable High Yield Fund
See accompanying notes which are an integral part of the financial statements.
86 Venerable High Yield Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 20,562 $ 37,011
Net realized gain (loss) ................................................................................................................ 251 (3,887)
Net change in unrealized appreciation (depreciation) ................................................................. (8,473) 15,292
Net increase (decrease) in net assets from operations ....................................................................... 12,340 48,416
Distributions
To shareholders
Class I ....................................................................................................................................... (21,355) (29,610)
Class V ..................................................................................................................................... (4,005) (7,037)
Net decrease in net assets from distributions ..................................................................................... (25,360) (36,647)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (23,858) 93,060
Total Net Increase (Decrease) in Net Assets ...................................................................
(36,878) 104,829
Net Assets
Beginning of period ........................................................................................................................... 702,134 597,305
End of period ......................................................................................................................................
$ 665,256 $ 702,134
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 1,290 $ 12,961 15,607 $ 157,253
Proceeds from reinvestment of distributions 2,135 21,355 2,974 29,610
Payments for shares redeemed (5,220) (52,357) (8,231) (81,861)
Net increase (decrease)
(1,795) (18,041) 10,350 105,002
Class V
Proceeds from shares sold 140 1,405 137 1,378
Proceeds from reinvestment of distributions 401 4,005 707 7,037
Payments for shares redeemed (1,119) (11,227) (2,045) (20,357)
Net increase (decrease)
(578) (5,817) (1,201) (11,942)
Total increase (decrease)
(2,373) $ (23,858) 9,149 $ 93,060

See accompanying notes which are an integral part of the financial statements.
Venerable High Yield Fund 87
Venerable Variable Insurance Trust
Venerable High Yield Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
06/30/26
(ƣ)
12/31/25 12/31/24
(ſ)
Per-Share Data – – –
$ Net Asset Value, Beginning of Period 10.13 9.92 10.00
Income (loss) from investment operations:
— — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.30 .60 .19
$ Net Realized and Unrealized Gain (Loss) (.12) .22 (.14)
$ Total from Investment Operations .18 .82 .05
Less distributions:
– – –
$ Distributions from Net Investment Income (.38) (.61) (.13)
$ Total Distributions (.38) (.61) (.13)
$ Net Asset Value, End of Period 9.93 10.13 9.92
% Total Return
(±)(ǿ)
1.88 8.52 .47
– – –
Ratios/Supplemental Data – – –
$ Net Assets, End of Period (000) 562,585 591,620 477,090
Ratio to average net assets:
– – –
% Expenses, Gross
(ɯ)
.79 .80 .83
% Expenses, Net
(Ƃ)(ɯ)
.79 .80 .80
% Net Investment Income
(Ƃ)(ɯ)
6.12 6.04 5.86
% Portfolio Turnover Rate
(ǿ)
19 46 7
Class V
06/30/26
(ƣ)
12/31/25 12/31/24
(ſ)
Per-Share Data – – –
$ Net Asset Value, Beginning of Period 10.13 9.93 10.00
Income (loss) from investment operations:
— — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.31 .61 .19
$ Net Realized and Unrealized Gain (Loss) (.12) .20 (.13)
$ Total from Investment Operations .19 .81 .06
Less distributions:
– – –
$ Distributions from Net Investment Income (.38) (.61) (.13)
$ Total Distributions (.38) (.61) (.13)
$ Net Asset Value, End of Period 9.94 10.13 9.93
% Total Return
(±)(ǿ)
1.91 8.49 .59
– – –
Ratios/Supplemental Data – – –
$ Net Assets, End of Period (000) 102,671 110,514 120,215
Ratio to average net assets:
– – –
% Expenses, Gross
(ɯ)
1.09 1.09 1.13
% Expenses, Net
(Ƃ)(ɯ)
.72 .72 .72
% Net Investment Income
(Ƃ)(ɯ)
6.19 6.12 5.94
% Portfolio Turnover Rate
(ǿ)
19 46 7

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
88 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 115.5%
Asset-Backed Securities - 8.3%
522 Funding CLO, Ltd.
Series 2024-6A Class A1R2
4.866% due 10/23/34 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 5,490 5,493
AGL CLO, Ltd.
Series 2024-33A Class A1
5.022% due 07/21/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 1,630 1,631
Angel Oak Mortgage Trust
Series 2025-HB1 Class A1
5.428% due 02/25/55 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 766 774
Ares CLO, Ltd.
Series 2026-69A Class A1R
4.888% due 04/15/36 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 4,125 4,127
Basswood Park CLO, Ltd.
Series 2025-1A Class AR
4.705% due 04/20/34 (CME Term
SOFR 3 Month + 1.030%)(Ê)(Þ) 1,950 1,950
Battalion CLO, Ltd.
Series 2025-10A Class A1R3
4.807% due 01/24/35 (CME Term
SOFR 3 Month + 1.140%)(Ê)(Þ) 3,347 3,349
Black Diamond CLO, Ltd.
Series 2024-1A Class A1
5.317% due 10/25/37 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 5,000 5,008
BlueMountain CLO, Ltd.
Series 2025-31A Class A2R
5.075% due 04/19/34 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 5,100 5,105
BRAVO Residential Funding Trust
Series 2025-HE1 Class A1
4.978% due 09/25/72 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 1,827 1,832
CarMax Auto Owner Trust
Series 2025-2 Class A2A
4.590% due 07/17/28 1,090 1,091
CarVal CLO, Ltd.
Series 2024-1A Class A1R
5.115% due 07/20/37 (CME Term
SOFR 3 Month + 1.440%)(Ê)(Þ) 1,920 1,921
Chase Auto Owner Trust
Series 2024-3A Class A3
5.220% due 07/25/29 (Þ) 1,434 1,441
Series 2026-1A Class A3
4.530% due 06/25/31 (Þ) 1,623 1,623
Columbia Cent CLO, LP
Series 2026-33A Class A1R
4.878% due 04/20/37 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 5,300 5,306
Compass Datacenters Issuer II LLC
Series 2024-2A Class A1
5.022% due 08/25/49 (Þ) 3,127 3,102
Series 2025-2A Class A1
4.926% due 11/25/50 (Þ) 1,058 1,037
Dryden Senior Loan Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2019-75A Class AR3
4.713% due 04/14/34 (CME Term
SOFR 3 Month + 1.040%)(Ê)(Þ) 9,300 9,303
Series 2025-86A Class A1R2
4.810% due 07/17/34 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 2,250 2,252
Elmwood CLO, Ltd.
Series 2022-3A Class BRR
5.125% due 04/20/37 (CME Term
SOFR 3 Month + 1.450%)(Ê)(Þ) 1,525 1,525
Series 2026-1A Class A1R3
4.795% due 04/20/37 (CME Term
SOFR 3 Month + 1.120%)(Ê)(Þ) 5,180 5,171
FIGRE Trust
Series 2025-HE3 Class A
5.560% due 05/25/55 (~)(Ê)(Þ) 984 983
Series 2025-HE4 Class A
5.408% due 07/25/55 (~)(Ê)(Þ) 2,970 2,958
Ford Credit Auto Owner Trust
Series 2021-2 Class C
2.110% due 05/15/34 (Þ) 1,870 1,853
Series 2022-1 Class A
3.880% due 11/15/34 (Þ) 1,065 1,061
Series 2024-1 Class A
4.870% due 08/15/36 (~)(Ê)(Þ) 3,560 3,591
GM Financial Revolving Receivables
Trust
Series 2024-1 Class A
4.980% due 12/11/36 (Þ) 5,693 5,761
Hyundai Auto Receivables Trust
Series 2025-B Class A3
4.360% due 12/17/29 7,058 7,060
Series 2025-C Class A2B
3.943% due 07/17/28 (SOFR 30 Day
Average + 0.350%)(Ê) 5,844 5,844
JPMorgan Mortgage Trust
Series 2024-CES1 Class A1A
5.919% due 06/25/54 (~)(Ê)(Þ) 569 570
Series 2025-CES2 Class A1
5.592% due 06/25/55 (~)(Ê)(Þ) 4,842 4,846
LCM, Ltd.
Series 2026-39A Class A2R2
4.973% due 10/15/34 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 650 649
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 3,922 3,724
Madison Park Funding, Ltd.
Series 2026-50A Class AR
4.645% due 04/19/34 (CME Term
SOFR 3 Month + 0.970%)(Ê)(Þ) 1,350 1,350
Mercedes-Benz Auto Receivables Trust
Series 2023-1 Class A4
4.310% due 04/16/29 5,848 5,849
Nassau LLC
Series 2026-1AR Class A1RR
4.718% due 01/15/35 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 900 900

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 89
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Neuberger Berman Loan Advisers
CLO, Ltd.
Series 2022-51A Class AR2
4.666% due 10/23/36 (CME Term
SOFR 3 Month + 1.000%)(Ê)(Þ) 1,800 1,801
Series 2026-51A Class BR2
5.066% due 10/23/36 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 1,775 1,775
Northwoods Capital, Ltd.
Series 2021-25A Class B1R
5.275% due 07/20/34 (CME Term
SOFR 3 Month + 1.600%)(Ê)(Þ) 5,630 5,631
Ocean Trails CLO, Ltd.
Series 2024-10A Class AR2
4.973% due 10/15/34 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 1,250 1,250
Octagon Investment Partners 49, Ltd.
Series 2026-5A Class ARR
4.793% due 04/15/37 (CME Term
SOFR 3 Month + 1.120%)(Ê)(Þ) 1,980 1,977
OHA Credit Funding, Ltd.
Series 2024-18A Class A1
5.175% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 2,050 2,050
Rad CLO, Ltd.
Series 2021-14A Class A
5.105% due 01/15/35 (CME Term
SOFR 3 Month + 1.432%)(Ê)(Þ) 2,325 2,326
Towd Point Mortgage Trust
Series 2024-CES4 Class A1
5.122% due 09/25/64 (~)(Ê)(Þ) 1,742 1,731
USB Auto Owner Trust
Series 2025-1A Class A3
4.490% due 06/17/30 (Þ) 4,074 4,079
Whitebox CLO, Ltd.
Series 2024-3A Class A1R
4.943% due 10/15/35 (CME Term
SOFR 3 Month + 1.270%)(Ê)(Þ) 4,700 4,704
Woodmont Trust
Series 2024-12A Class A1R
5.067% due 10/25/32 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 2,823 2,823
World Omni Auto Receivables Trust
Series 2026-B Class A3
4.370% due 06/16/31 453 452
Zais CLO, Ltd.
Series 2025-16A Class A1R2
4.805% due 10/20/34 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 2,500 2,494
143,133
Corporate Bonds and Notes - 30.6%
Consumer Discretionary - 3.7%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 4,795 4,550
1.800% due 02/10/31 (Þ) 428 372
Amazon.com, Inc.
4.550% due 03/13/33 815 802
4.875% due 03/13/36 1,205 1,186
5.800% due 03/13/56 170 169
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.050% due 03/13/76 1,079 1,075
AS Mileage Plan IP, Ltd.
5.021% due 10/20/29 (Þ) 2,350 2,332
Carnival Corp., Ltd.
4.000% due 08/01/28 (Þ) 5,345 5,245
5.750% due 03/15/30 (Þ) 1,840 1,862
5.750% due 08/01/32 (Þ) 2,500 2,525
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
4.200% due 03/15/28 900 888
5.050% due 03/30/29 3,300 3,287
2.800% due 04/01/31 900 802
4.400% due 04/01/33 1,350 1,242
6.550% due 06/01/34 1,250 1,275
6.484% due 10/23/45 500 459
5.750% due 04/01/48 370 312
4.800% due 03/01/50 1,420 1,059
3.900% due 06/01/52 1,230 784
5.500% due 04/01/63 1,050 805
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 2,500 2,498
Dick's Sporting Goods, Inc.
3.150% due 01/15/32 2,520 2,301
4.100% due 01/15/52 3,050 2,218
DR Horton, Inc.
5.000% due 10/15/34 296 293
Ford Motor Co.
6.100% due 08/19/32 1,380 1,405
Ford Motor Credit Co. LLC
4.950% due 05/28/27 2,790 2,792
7.350% due 03/06/30 4,320 4,570
General Motors Co.
5.600% due 10/15/32 500 512
General Motors Financial Co., Inc.
4.200% due 10/27/28 610 603
2.350% due 01/08/31 1,000 895
5.450% due 09/06/34 945 947
Hyundai Capital America
5.300% due 01/08/30 (Þ) 3,500 3,545
5.400% due 06/24/31 (Þ) 1,800 1,826
5.400% due 06/23/32 (Þ) 165 167
Las Vegas Sands Corp.
6.000% due 08/15/29 890 913
Marriott International, Inc.
4.500% due 05/01/33 1,105 1,069
Space Exploration Technologies Corp.
5.350% due 07/15/31 (Þ) 1,255 1,254
Tapestry, Inc.
5.100% due 03/11/30 1,132 1,141
3.050% due 03/15/32 430 389
5.500% due 03/11/35 1,376 1,385
Time Warner Cable LLC
7.300% due 07/01/38 1,760 1,807
63,561
Consumer Staples - 2.2%
BAT Capital Corp.
4.625% due 03/22/33 4,670 4,570

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
90 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.390% due 08/15/37 1,271 1,162
Haleon US Capital LLC
3.375% due 03/24/29 1,000 969
3.625% due 03/24/32 2,000 1,872
Imperial Brands Finance PLC
5.500% due 07/07/36 (Þ) 1,800 1,790
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food Co.
Holdings
3.000% due 02/02/29 2,500 2,400
5.950% due 04/20/35 3,340 3,441
5.625% due 03/10/37 (Þ) 375 373
6.400% due 05/10/57 (Þ) 365 363
Kellanova
4.500% due 04/01/46 283 243
Kenvue , Inc.
4.850% due 05/22/32 3,380 3,395
Keurig Dr Pepper, Inc.
5.300% due 03/15/34 860 862
Kraft Heinz Foods Co.
6.875% due 01/26/39 645 707
4.625% due 10/01/39 645 575
5.000% due 06/04/42 2,205 1,974
Kroger Co. (The)
5.000% due 09/15/34 1,000 986
Mars, Inc.
3.200% due 04/01/30 (Þ) 530 504
5.000% due 03/01/32 (Þ) 275 277
5.200% due 03/01/35 (Þ) 1,620 1,626
2.375% due 07/16/40 (Þ) 660 467
5.650% due 05/01/45 (Þ) 1,040 1,034
5.700% due 05/01/55 (Þ) 2,010 1,979
5.800% due 05/01/65 (Þ) 490 486
Philip Morris International, Inc.
4.875% due 02/13/29 810 816
4.375% due 04/30/30 3,645 3,608
5.125% due 02/13/31 180 183
Pilgrim's Pride Corp.
3.500% due 03/01/32 335 305
VSP Optical Group, Inc.
5.400% due 06/01/33 (Þ) 310 311
5.650% due 06/01/36 (Þ) 170 170
37,448
Energy - 2.4%
Aker BP ASA
5.800% due 10/01/54 (Þ) 2,400 2,235
Cheniere Energy Partners, LP
4.000% due 03/01/31 490 472
3.250% due 01/31/32 1,850 1,698
Cheniere Energy, Inc.
5.200% due 07/30/36 (Þ) 285 280
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 2,000 1,983
Energy Transfer, LP
5.250% due 04/15/29 900 912
3.750% due 05/15/30 2,000 1,926
5.550% due 05/15/34 3,600 3,659
6.250% due 04/15/49 1,700 1,696
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Eni SpA
5.250% due 05/18/36 (Þ) 1,960 1,927
MPLX, LP
4.000% due 03/15/28 1,870 1,852
2.650% due 08/15/30 2,080 1,914
4.700% due 04/15/48 1,050 872
Occidental Petroleum Corp.
7.875% due 09/15/31 690 778
6.600% due 03/15/46 3,360 3,570
ONEOK, Inc.
5.550% due 11/01/26 900 903
5.800% due 11/01/30 870 900
Targa Resources Corp.
4.350% due 04/15/31 880 859
6.500% due 03/30/34 3,330 3,589
4.950% due 04/15/52 360 308
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 2,000 1,872
Transcontinental Gas Pipe Line Co.
LLC
5.100% due 03/15/36 1,140 1,128
Viper Energy Partners LLC
4.900% due 08/01/30 945 941
5.700% due 08/01/35 954 967
Williams Cos., Inc. (The)
3.500% due 11/15/30 1,000 948
2.600% due 03/15/31 2,100 1,901
Woodside Finance, Ltd.
6.000% due 05/19/35 912 948
41,038
Financial Services - 8.0%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.450% due 10/29/26 2,820 2,803
3.000% due 10/29/28 2,100 2,022
4.125% due 02/28/29 485 478
3.300% due 01/30/32 1,680 1,538
American Express Co.
5.532% due 04/25/30 (SOFR +
1.090%)(Ê) 880 899
American Tower Corp.
4.900% due 03/15/30 1,115 1,120
4.700% due 12/15/32 690 679
Arthur J Gallagher & Co.
4.850% due 12/15/29 900 907
Aviation Capital Group LLC
5.125% due 04/10/30 (Þ) 2,170 2,174
Avolon Holdings Funding, Ltd.
5.750% due 11/15/29 (Þ) 2,102 2,148
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 2,800 2,792
Bank of America Corp.
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 2,630 2,427
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 4,460 4,374

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 91
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 6,640 5,797
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 1,960 1,894
Banque Federative du Credit Mutuel
SA
4.541% due 01/15/31 (Þ) 1,430 1,406
Barclays PLC
5.367% due 02/25/31 (SOFR +
1.230%)(Ê) 2,065 2,094
Brown & Brown, Inc.
4.900% due 06/23/30 1,883 1,879
5.250% due 06/23/32 673 673
CaixaBank SA
4.634% due 07/03/29 (SOFR +
1.140%)(Ê)(Þ) 3,000 2,997
5.673% due 03/15/30 (SOFR +
1.780%)(Ê)(Þ) 2,250 2,299
Capital One Financial Corp.
4.493% due 09/11/31 (SOFR +
1.250%)(Ê) 1,255 1,232
7.624% due 10/30/31 (SOFR +
3.070%)(Ê) 2,050 2,249
Citigroup, Inc.
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 4,730 4,639
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 6,390 5,745
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 3,960 3,722
6.125% due 08/25/36 700 730
Series GG
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê)(ƒ) 3,298 3,373
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 780 767
Crown Castle, Inc.
4.900% due 09/01/29 2,300 2,307
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 1,130 1,122
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.420%)(Ê) 6,650 6,546
5.094% due 04/20/34 (SOFR +
1.340%)(Ê) 565 563
5.065% due 01/21/37 (SOFR +
1.190%)(Ê) 710 694
5.425% due 06/03/37 (SOFR +
1.310%)(Ê) 690 693
6.750% due 10/01/37 610 665
Series DMTN
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 7,620 6,735
Jefferies Financial Group, Inc.
Series MTN
4.500% due 09/15/26 2,640 2,636
JPMorgan Chase & Co.
4.452% due 12/05/29 (CME Term
SOFR 3 Month + 1.592%)(Ê) 4,000 3,977
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 2,700 2,489
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 5,800 5,158
5.576% due 07/23/36 (SOFR +
1.635%)(Ê) 730 742
LPL Holdings, Inc.
6.750% due 11/17/28 2,730 2,838
5.200% due 03/15/30 270 272
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 2,200 2,264
6.500% due 03/26/31 (Þ) 945 987
Morgan Stanley
4.493% due 01/16/32 (SOFR +
0.950%)(Ê) 1,065 1,044
4.708% due 03/12/32 (SOFR +
1.195%)(Ê) 1,525 1,507
5.073% due 01/30/37 (SOFR +
1.184%)(Ê) 1,080 1,056
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 274 282
5.900% due 03/13/47 (SOFR +
1.782%)(Ê) 1,060 1,073
Series GMTN
3.772% due 01/24/29 (CME Term
SOFR 3 Month + 1.402%)(Ê) 1,300 1,282
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 900 892
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 6,200 5,760
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 1,550 1,360
PNC Financial Services Group, Inc.
(The)
5.373% due 07/21/36 (SOFR +
1.417%)(Ê) 500 505
UBS Group AG
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 4,170 3,826
VICI Properties, LP
5.125% due 11/15/31 2,000 1,990
VICI Properties, LP / VICI Note Co.,
Inc.
3.750% due 02/15/27 (Þ) 2,350 2,336
Wells Fargo & Co.
5.499% due 01/23/35 (SOFR +
1.780%)(Ê) 5,375 5,481
Series MTN

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
92 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 4,140 3,805
138,744
Health Care - 3.0%
AbbVie, Inc.
3.200% due 11/21/29 5,340 5,113
4.400% due 03/15/33 1,010 989
4.750% due 03/15/36 345 338
Amgen, Inc.
5.250% due 03/02/33 1,800 1,832
5.650% due 03/02/53 1,800 1,752
CVS Health Corp.
4.300% due 03/25/28 1,550 1,542
3.750% due 04/01/30 2,130 2,060
1.875% due 02/28/31 680 597
2.125% due 09/15/31 970 848
4.780% due 03/25/38 2,560 2,400
5.125% due 07/20/45 1,630 1,476
5.050% due 03/25/48 3,050 2,694
HCA, Inc.
3.500% due 09/01/30 2,000 1,896
4.600% due 11/15/32 1,035 1,008
Horseshoe Funding Trust I
6.062% due 02/15/36 (Þ) 1,700 1,727
Humana, Inc.
3.125% due 08/15/29 4,000 3,821
2.150% due 02/03/32 500 435
6.625% due 09/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.891%)(Ê) 1,440 1,434
Icon Investments Six DAC
5.849% due 05/08/29 601 614
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 4,760 4,622
Medline Borrower, LP/Medline Co.-
Issuer, Inc.
5.250% due 06/15/33 (Þ) 1,140 1,134
Merck & Co., Inc.
4.450% due 12/04/32 550 541
4.750% due 12/04/35 890 872
5.200% due 05/22/36 1,130 1,144
Novartis Capital Corp.
4.100% due 11/05/30 3,965 3,895
4.600% due 03/18/33 945 936
4.900% due 03/18/36 1,165 1,158
5.700% due 03/18/56 625 637
Royalty Pharma PLC
2.200% due 09/02/30 2,250 2,032
5.200% due 09/25/35 1,495 1,481
Thermo Fisher Scientific, Inc.
4.902% due 02/12/36 935 924
UnitedHealth Group, Inc.
2.000% due 05/15/30 780 709
52,661
Materials and Processing - 0.6%
Anglo American Capital PLC
5.000% due 03/21/33 (Þ) 1,405 1,394
AptarGroup, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.750% due 03/30/31 1,160 1,149
Carlisle Cos., Inc.
5.250% due 09/15/35 850 847
Georgia-Pacific LLC
4.900% due 05/15/33 (Þ) 2,335 2,320
Glencore Funding LLC
4.000% due 03/27/27 (Þ) 2,800 2,790
2.625% due 09/23/31 (Þ) 1,500 1,341
5.508% due 04/01/36 (Þ) 1,405 1,413
11,254
Producer Durables - 2.2%
Amphenol Corp.
4.400% due 02/15/33 2,125 2,066
Avolon Holdings Funding, Ltd.
4.900% due 10/10/30 (Þ) 2,110 2,092
BAE Systems PLC
5.125% due 03/26/29 (Þ) 2,250 2,281
5.300% due 03/26/34 (Þ) 3,415 3,476
Boeing Co. (The)
3.200% due 03/01/29 1,220 1,176
3.600% due 05/01/34 810 728
3.500% due 03/01/39 5,505 4,490
6.875% due 03/15/39 1,800 2,011
3.900% due 05/01/49 2,542 1,902
Burlington Northern Santa Fe LLC
5.550% due 03/15/56 1,010 989
Eaton Corp.
4.800% due 03/06/36 1,000 981
Honeywell Aerospace, Inc.
4.600% due 03/16/33 (Þ) 665 653
4.950% due 03/16/36 (Þ) 1,330 1,310
5.732% due 03/16/56 (Þ) 755 755
5.852% due 03/16/66 (Þ) 510 514
Howmet Aerospace, Inc.
4.550% due 11/15/32 635 624
4.750% due 04/15/36 755 734
5.950% due 02/01/37 2,150 2,281
Regal Rexnord Corp.
6.400% due 04/15/33 1,310 1,390
SMBC Aviation Capital Finance DAC
5.100% due 04/01/30 (Þ) 800 803
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 2,356 2,333
Vertiv Holdings Co.
4.850% due 03/15/36 1,779 1,729
5.800% due 03/15/56 415 409
Waste Connections, Inc.
5.000% due 03/01/34 1,830 1,827
4.800% due 07/15/36 1,255 1,222
38,776
Technology - 2.9%
Airbnb, Inc.
4.650% due 03/16/31 790 785
5.250% due 03/16/36 400 398
Beignet Investor LLC
6.581% due 05/30/49 (Þ) 1,337 1,366
Broadcom, Inc.
4.150% due 11/15/30 950 930

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 93
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.137% due 11/15/35 (Þ) 3,300 2,799
4.950% due 01/15/36 845 830
5.700% due 01/15/56 125 124
Dell International LLC / EMC Corp.
4.750% due 07/15/31 370 368
5.250% due 02/15/37 1,385 1,364
Flutter Treasury DAC
5.875% due 06/04/31 (Þ) 965 961
Foundry JV Holdco LLC
5.900% due 01/25/30 (Þ) 1,800 1,858
5.500% due 01/25/31 (Þ) 630 644
6.150% due 01/25/32 (Þ) 1,120 1,175
5.900% due 01/25/33 (Þ) 955 995
6.400% due 01/25/38 (Þ) 900 963
Intel Corp.
4.150% due 08/05/32 2,925 2,805
5.200% due 02/10/33 630 637
5.300% due 05/15/36 821 817
6.125% due 05/15/56 504 504
Marvell Technology, Inc.
5.300% due 04/15/36 2,160 2,149
Meta Platforms, Inc.
5.250% due 05/15/36 1,130 1,122
6.300% due 05/15/56 810 806
Motorola Solutions, Inc.
4.850% due 08/15/30 452 453
2.300% due 11/15/30 397 358
5.400% due 04/15/34 1,740 1,761
MSCI, Inc.
3.625% due 09/01/30 (Þ) 3,312 3,130
NVIDIA Corp.
4.750% due 06/15/33 1,405 1,401
4.950% due 06/15/36 1,405 1,393
5.550% due 06/15/46 1,895 1,881
5.625% due 06/15/56 1,265 1,255
Oracle Corp.
4.450% due 09/26/30 1,115 1,076
4.950% due 02/04/31 750 735
4.800% due 09/26/32 1,495 1,422
3.900% due 05/15/35 998 848
5.700% due 02/04/36 947 918
6.700% due 02/04/56 640 602
Paychex, Inc.
5.100% due 04/15/30 2,565 2,586
Salesforce, Inc.
5.200% due 03/15/33 2,300 2,304
Synopsys, Inc.
5.150% due 04/01/35 3,671 3,653
5.700% due 04/01/55 150 146
50,322
Utilities - 5.6%
Alexander Funding Trust II
7.467% due 07/31/28 (Þ) 1,055 1,103
American Electric Power Co., Inc.
Series C
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.800% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.128%)(Ê) 2,510 2,495
Series D
6.050% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.940%)(Ê) 835 830
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 2,150 1,920
AT&T, Inc.
2.550% due 12/01/33 2,230 1,874
5.125% due 04/30/36 900 882
5.550% due 08/15/41 910 882
3.500% due 09/15/53 2,540 1,648
6.200% due 10/30/56 720 712
Beacon Point DC LLC
6.129% due 11/30/42 (Þ) 790 798
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 1,800 1,804
Constellation Energy Generation LLC
4.400% due 01/15/31 765 752
6.125% due 01/15/34 2,150 2,283
Dominion Energy, Inc.
6.200% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.006%)(Ê) 1,225 1,229
DTE Electric Co.
5.250% due 05/15/35 2,155 2,180
Series A
4.850% due 03/01/36 1,035 1,011
Duke Energy Corp.
3.150% due 08/15/27 1,000 986
Duke Energy Indiana LLC
Series DDDD
4.950% due 03/15/36 845 831
Duke Energy Ohio, Inc.
5.250% due 04/01/33 900 916
Enel Finance International NV
4.375% due 09/30/30 (Þ) 2,115 2,078
Entergy Mississippi LLC
5.050% due 04/15/36 1,155 1,135
Essential Utilities, Inc.
5.125% due 03/15/36 1,210 1,193
FirstEnergy Corp.
Series B
3.900% due 07/15/27 5,000 4,970
Series C
4.850% due 07/15/47 820 713
FirstEnergy Transmission LLC
4.550% due 01/15/30 930 923
5.000% due 01/15/35 2,000 1,966
NextEra Energy Capital Holdings, Inc.
5.300% due 03/15/32 4,445 4,525
5.900% due 03/15/55 1,330 1,315
Series AA

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
94 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.000% due 10/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.840%)(Ê) 840 840
Northern States Power Co.
5.050% due 05/15/35 2,330 2,336
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 2,450 2,370
Pacific Gas and Electric Co.
2.100% due 08/01/27 2,000 1,947
2.500% due 02/01/31 1,000 898
5.050% due 11/15/31 525 524
5.800% due 05/15/34 2,600 2,658
3.300% due 08/01/40 1,500 1,124
Rogers Communications, Inc.
3.800% due 03/15/32 2,500 2,329
5.300% due 02/15/34 1,000 992
Southern Co. Gas Capital Corp.
4.950% due 09/15/34 2,300 2,269
Southern Power Co.
Series A
4.250% due 10/01/30 750 737
Series B
4.900% due 10/01/35 1,355 1,314
T-Mobile USA, Inc.
3.875% due 04/15/30 4,330 4,196
2.250% due 11/15/31 2,750 2,415
5.150% due 04/15/34 1,440 1,444
5.000% due 02/15/36 1,715 1,676
Verizon Communications, Inc.
1.750% due 01/20/31 3,340 2,933
4.500% due 08/10/33 1,230 1,189
4.780% due 02/15/35 2,790 2,694
5.250% due 04/02/35 1,565 1,565
5.401% due 07/02/37 770 768
5.875% due 11/30/55 680 660
6.050% due 05/14/58 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.813%)(Ê) 1,455 1,468
Virginia Electric and Power Co.
4.950% due 03/15/36 1,980 1,938
Series C
4.900% due 09/15/35 3,630 3,552
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 2,400 2,351
4.600% due 10/15/30 (Þ) 2,745 2,697
5.250% due 10/15/35 (Þ) 690 671
96,509
530,313
Mortgage-Backed Securities - 45.1%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.732% due 12/05/38 (~)(Ê)(Þ) 5,000 5,275
Angel Oak Mortgage Trust
Series 2022-3 Class A1
5.000% due 01/25/67 (Þ) 3,295 3,122
Series 2022-3 Class A3
4.064% due 01/25/67 (~)(Ê)(Þ) 1,032 952
ARES Commercial Mortgage Trust
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2024-IND2 Class A
5.068% due 10/15/34 (CME Term
SOFR 1 Month + 1.443%)(Ê)(Þ) 5,000 5,013
Avenue of the Americas Trust
Series 2025-1301 Class A
5.227% due 08/11/42 (~)(Ê)(Þ) 2,317 2,310
Bank Commercial Mortgage Pass-
Through Certificates
Series 2021-BN34 Class A2
1.935% due 06/15/63 2,941 2,904
Series 2025-5YR15 Class XA
Interest Only STRIPS
1.438% due 07/15/58 (~)(Ê) 7,364 315
Series 2026-5YR20 Class AS
5.336% due 02/15/59 1,082 1,082
Series 2026-5YR22 Class AS
6.019% due 06/15/59 (~)(Ê) 2,598 2,678
Series 2026-5YR22 Class XA
Interest Only STRIPS
0.524% due 06/15/59 (~)(Ê) 137,440 3,444
Barclays Commercial Mortgage Trust
Series 2019-C5 Class C
3.710% due 11/15/52 2,172 1,943
Series 2023-C19 Class XA
Interest Only STRIPS
1.022% due 04/15/56 (~)(Ê) 36,823 1,010
Series 2024-5C31 Class XA
Interest Only STRIPS
1.281% due 12/15/57 (~)(Ê) 22,751 715
Series 2025-5C33 Class XA
Interest Only STRIPS
1.038% due 03/15/58 (~)(Ê) 32,750 846
Series 2026-5C40 Class AS
5.529% due 02/15/59 (~)(Ê) 3,162 3,197
Series 2026-5C40 Class XA
Interest Only STRIPS
1.443% due 02/15/59 (~)(Ê) 54,317 2,590
Series 2026-5C41 Class AS
5.755% due 05/15/69 (~)(Ê) 1,424 1,454
Benchmark Mortgage Trust
Series 2019-B12 Class A2
3.001% due 08/15/52 2,750 2,671
Series 2019-B13 Class A2
2.889% due 08/15/57 1,376 1,303
Series 2024-V12 Class XA
Interest Only STRIPS
1.068% due 12/15/57 (~)(Ê) 26,575 670
Series 2025-V15 Class XA
Interest Only STRIPS
1.349% due 06/15/58 (~)(Ê) 35,317 1,340
Series 2025-V18 Class XA
Interest Only STRIPS
1.472% due 10/15/58 (~)(Ê)(Þ) 16,221 755
Series 2026-V21 Class AS
5.506% due 03/15/59 1,793 1,805
Series 2026-V21 Class XA
Interest Only STRIPS
1.648% due 03/15/59 (~)(Ê) 16,014 947
BIKE Pass Through Trust

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 95
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2026-BAND Class A
5.780% due 07/15/43 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 1,628 1,628
BMO Mortgage Trust
Series 2024-5C8 Class XA
Interest Only STRIPS
1.239% due 12/15/57 (~)(Ê) 27,852 878
Series 2026-5C15 Class XA
Interest Only STRIPS
1.083% due 06/15/59 (~)(Ê) 34,585 1,633
BRAVO Residential Funding Trust
Series 2023-NQM4 Class A1
6.435% due 05/25/63 (~)(Ê)(Þ) 4,140 4,131
Series 2023-NQM6 Class A1
6.602% due 09/25/63 (~)(Ê)(Þ) 1,349 1,347
Series 2023-NQM8 Class A1
6.394% due 10/25/63 (~)(Ê)(Þ) 2,124 2,125
Series 2024-NQM5 Class A1
5.803% due 06/25/64 (~)(Ê)(Þ) 4,149 4,162
BX Trust
Series 2021-PAC Class A
4.429% due 10/15/36 (CME Term
SOFR 1 Month + 0.804%)(Ê)(Þ) 5,000 4,998
Series 2025-ARIA Class B
5.350% due 12/13/42 (~)(Ê)(Þ) 1,151 1,147
Series 2025-VOLT Class A
5.325% due 12/15/44 (CME Term
SOFR 1 Month + 1.700%)(Ê)(Þ) 864 865
Series 2026-CLS Class A
5.025% due 05/15/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 2,084 2,086
Series 2026-CSMO Class A
5.025% due 02/15/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 2,691 2,696
Chase Home Lending Mortgage Trust
Series 2025-3 Class A11
4.928% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,065 1,064
Series 2025-7 Class A11
5.028% due 05/25/56 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 613 614
Series 2025-10 Class A11
4.928% due 07/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 707 709
Citigroup Commercial Mortgage Trust
Series 2019-GC41 Class A2
2.690% due 08/10/56 1,236 1,213
Citigroup Mortgage Loan Trust
Series 2025-4 Class A28
4.928% due 10/25/55 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,786 1,786
Colony American Finance, Ltd.
Series 2025-RRTL1 Class A1
5.684% due 05/28/40 (~)(Ê)(Þ) 640 641
COLT Mortgage Loan Trust
Series 2024-2 Class A1
6.125% due 04/25/69 (~)(Ê)(Þ) 3,690 3,700
COMM Mortgage Trust
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2014-CR14 Class B
3.190% due 02/10/47 (~)(Ê) 1,391 1,360
Series 2015-CR22 Class B
3.926% due 03/10/48 (~)(Ê) 935 901
Series 2015-LC19 Class C
4.568% due 02/10/48 (~)(Ê) 471 456
Cross Mortgage Trust
Series 2024-H1 Class A1
6.085% due 12/25/68 (~)(Ê)(Þ) 835 836
CSTL Commercial Mortgage Trust
Series 2025-GATE2 Class A
4.713% due 11/10/42 (~)(Ê)(Þ) 2,522 2,470
Ellington Financial Mortgage Trust
Series 2025-NQM4 Class A1F
4.828% due 09/25/70 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,724 1,724
Fannie Mae
2.000% due 2042 18,581 16,062
2.000% due 2046 12,735 10,279
2.500% due 2051 12,292 10,346
3.000% due 2052 33,281 29,620
5.500% due 2052 4,736 4,803
4.500% due 2053 4,649 4,491
6.000% due 2054 15,626 15,989
15 Year TBA(Ï)
1.500% 8,000 7,138
2.000% 11,500 10,478
2.500% 4,000 3,740
4.500% 500 493
5.000% 5,000 5,013
30 Year TBA(Ï)
2.000% 4,200 3,352
2.500% 39,060 32,626
3.500% 24,080 21,839
4.000% 21,000 19,610
4.500% 27,930 26,739
5.000% 1,940 1,904
5.500% 15,360 15,386
6.000% 28,800 29,327
6.500% 78,000 80,579
Series 2024-440 Class C50
Interest Only STRIPS
4.500% due 10/25/53 8,552 1,860
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C07 Class 2M2
8.092% due 05/25/29 (SOFR 30 Day
Average + 4.464%)(Ê) 577 585
Series 2023-R06 Class 1M2
6.328% due 07/25/43 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 4,000 4,107
Series 2025-R01 Class 1A1
4.578% due 01/25/45 (SOFR 30 Day
Average + 0.950%)(Ê)(Þ) 1,171 1,172

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
96 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2025-R01 Class 1M1
4.728% due 01/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 513 514
Series 2025-R02 Class 1A1
4.628% due 02/25/45 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 1,471 1,473
Series 2025-R04 Class 1A1
4.628% due 05/25/45 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 827 828
Series 2025-R04 Class 1M1
4.828% due 05/25/45 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,474 1,475
Series 2026-R01 Class 2A1
4.478% due 01/25/46 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 3,331 3,328
Series 2026-R01 Class 2M1
4.628% due 01/25/46 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 3,104 3,103
Series 2026-R02 Class 1M1
4.678% due 02/25/46 (SOFR 30 Day
Average + 1.050%)(Ê)(Þ) 1,830 1,829
Fannie Mae REMICS
Series 2024-22 Class FG
4.828% due 05/25/54 (SOFR 30 Day
Average + 1.200%)(Ê) 5,566 5,596
Series 2024-39 Class DF
4.728% due 06/25/54 (SOFR 30 Day
Average + 1.100%)(Ê) 5,829 5,843
Series 2024-82 Class FE
4.578% due 11/25/54 (SOFR 30 Day
Average + 0.950%)(Ê) 3,185 3,195
Series 2024-98 Class FA
4.778% due 12/25/53 (SOFR 30 Day
Average + 1.150%)(Ê) 2,207 2,218
Series 2024-105 Class KF
4.628% due 01/25/55 (SOFR 30 Day
Average + 1.000%)(Ê) 4,513 4,547
Series 2025-25 Class FB
4.578% due 04/25/55 (SOFR 30 Day
Average + 0.950%)(Ê) 3,120 3,126
Series 2025-41 Class FA
4.778% due 06/25/54 (SOFR 30 Day
Average + 1.150%)(Ê) 3,153 3,166
Freddie Mac
2.000% due 2051 45,662 36,760
2.500% due 2051 15,568 13,277
Freddie Mac REMICS
Series 2024-5420 Class CF
4.578% due 06/25/54 (SOFR 30 Day
Average + 0.950%)(Ê) 2,309 2,323
Series 2024-5438 Class FC
4.728% due 08/25/54 (SOFR 30 Day
Average + 1.100%)(Ê) 1,773 1,780
Series 2024-5466 Class FG
4.578% due 10/25/54 (SOFR 30 Day
Average + 0.950%)(Ê) 9,366 9,403
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2025-5510 Class FK
4.728% due 02/25/55 (SOFR 30 Day
Average + 1.100%)(Ê) 4,745 4,761
Series 2025-5517 Class FH
4.778% due 03/25/55 (SOFR 30 Day
Average + 1.150%)(Ê) 4,746 4,766
Series 2025-5613 Class CF
4.578% due 01/25/56 (SOFR 30 Day
Average + 0.950%)(Ê) 2,364 2,370
Series 2026-5651 Class KF
4.428% due 08/25/55 (SOFR 30 Day
Average + 0.800%)(Ê) 2,207 2,200
Freddie Mac STACR REMIC Trust
Series 2021-DNA7 Class M1
4.478% due 11/25/41 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 66 66
Series 2024-DNA3 Class M2
5.078% due 10/25/44 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 111 111
Series 2025-DNA2 Class A1
4.728% due 05/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,052 1,055
Series 2025-DNA3 Class M1
4.728% due 09/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,546 1,547
Series 2025-DNA4 Class M1
4.728% due 10/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 971 971
Series 2026-DNA1 Class M1
4.628% due 02/25/46 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,086 2,085
FS Commercial Mortgage Trust
5.050% due 07/15/41 3,481 3,481
Ginnie Mae II
2.000% due 2051 14,394 11,803
2.500% due 2052 8,827 7,507
3.000% due 2053 9,961 8,881
3.500% due 2053 10,338 9,490
5.500% due 2053 8,033 8,238
6.000% due 2053 4,273 4,411
4.500% due 2054 9,099 8,765
30 Year TBA(Ï)
2.000% 3,200 2,620
2.500% 13,010 11,105
4.000% 8,140 7,558
5.000% 14,000 13,788
5.500% 10,000 10,037
6.500% 4,000 4,139
Government National Mortgage
Association
Series 2024-78 Class QF
4.709% due 05/20/54 (SOFR 30 Day
Average + 1.100%)(Ê) 1,907 1,914
Series 2024-151 Class FH
4.639% due 09/20/54 (SOFR 30 Day
Average + 1.030%)(Ê) 3,774 3,782
HOMES Trust

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 97
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2024-NQM1 Class A1
5.915% due 07/25/69 (~)(Ê)(Þ) 873 875
Hudson Yards Mortgage Trust
Series 2026-10HY Class A
5.086% due 12/10/39 (~)(Ê)(Þ) 1,244 1,247
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2014-C23 Class B
4.673% due 09/15/47 (~)(Ê) 1,502 1,477
Series 2016-JP3 Class AS
3.144% due 08/15/49 1,750 1,737
Series 2016-JP3 Class B
3.397% due 08/15/49 (~)(Ê) 1,008 954
JPMorgan Mortgage Trust
Series 2026-NQX2 Class A1
5.628% due 10/25/66 (~)(Ê)(Þ) 4,342 4,344
LHOME Mortgage Trust
Series 2025-RTL2 Class A1
5.612% due 04/25/40 (~)(Ê)(Þ) 1,024 1,027
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10 Class B
4.081% due 07/15/46 (~)(Ê) 1,216 1,118
Series 2025-5C2 Class XA
Interest Only STRIPS
1.455% due 11/15/58 (~)(Ê) 32,191 1,515
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-INV2 Class A1
6.500% due 02/25/54 (~)(Ê)(Þ) 1,675 1,715
NJ Trust
Series 2023-GSP Class A
6.697% due 01/06/29 (~)(Ê)(Þ) 5,000 5,131
OBX Trust
Series 2024-NQM3 Class A1
6.129% due 12/25/63 (~)(Ê)(Þ) 1,902 1,905
Series 2024-NQM8 Class A1
6.233% due 05/25/64 (~)(Ê)(Þ) 3,276 3,292
Series 2024-NQM13 Class A1
5.116% due 06/25/64 (Þ) 1,881 1,878
Series 2025-J2 Class AF
4.928% due 09/25/55 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 841 843
One Bryant Park Trust
Series 2019-OBP Class A
2.516% due 09/15/54 (Þ) 1,388 1,281
Onity Loan Investment Trust
Series 2025-HB1 Class A
3.000% due 06/25/38 (~)(Ê)(Þ) 785 769
ONNI Commercial Mortgage Trust
Series 2024-APT Class A
5.753% due 07/15/39 (~)(Ê)(Þ) 4,460 4,482
PRKCM Trust
Series 2024-AFC1 Class A1
6.333% due 03/25/59 (~)(Ê)(Þ) 1,667 1,671
RCKT Mortgage Trust
Series 2024-INV1 Class A1
6.500% due 06/25/54 (~)(Ê)(Þ) 1,000 1,020
SDR Commercial Mortgage Trust
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2024-DSNY Class A
5.017% due 05/15/39 (CME Term
SOFR 1 Month + 1.392%)(Ê)(Þ) 1,155 1,156
Sequoia Mortgage Trust
Series 2026-2 Class A26F
4.778% due 03/25/56 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 3,421 3,394
SG Residential Mortgage Trust
Series 2022-1 Class A1
3.953% due 03/27/62 (~)(Ê)(Þ) 1,201 1,128
SHRN Trust
Series 2025-MF18 Class A
4.825% due 10/15/40 (CME Term
SOFR 1 Month + 1.200%)(Ê)(Þ) 2,840 2,839
SMRT Trust
Series 2022-MINI Class A
4.626% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 5,000 4,998
Station Place Securitization Trust
Series 2025-1 Class A
4.543% due 07/23/26 (CME Term
SOFR 1 Month + 0.900%)(Ê)(Þ) 5,911 5,911
Series 2025-3 Class A
4.543% due 09/23/26 (CME Term
SOFR 1 Month + 0.900%)(Ê)(Þ) 5,890 5,881
Series 2025-7 Class A
4.543% due 11/24/26 (CME Term
SOFR 1 Month + 0.900%)(Ê)(Þ) 6,408 6,391
Sunway Real Estate Investment Trust
Series 2021-PALM Class A
4.330% due 10/15/34 (CME Term
SOFR 1 Month + 0.704%)(Ê)(Þ) 5,000 5,000
Toorak Mortgage Trust
Series 2025-RRTL1 Class A1
5.524% due 02/25/40 (~)(Ê)(Þ) 680 681
UBS Commercial Mortgage Trust
Series 2019-C18 Class A2
2.994% due 12/15/52 3,500 3,385
Verus Securitization Trust
Series 2023-6 Class A1
6.665% due 09/25/68 (~)(Ê)(Þ) 664 664
Series 2024-4 Class A1
6.218% due 06/25/69 (~)(Ê)(Þ) 2,222 2,233
VRTX Trust
Series 2025-HQ Class A
5.090% due 08/05/42 (~)(Ê)(Þ) 1,222 1,198
Wells Fargo Commercial Mortgage
Trust
Series 2024-C63 Class A5
5.309% due 08/15/57 5,000 5,077
WFRBS Commercial Mortgage Trust
Series 2014-C23 Class B
4.408% due 10/15/57 (~)(Ê) 1,133 1,110
781,611
Municipal Bonds - 1.0%
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 2,000 1,866
City of Orange Revenue Bonds
2.650% due 06/01/34 885 752

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
98 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
City of Philadelphia Redevelopment
Authority Revenue Bonds
5.002% due 11/01/38 1,975 1,940
City of Pomona Revenue Bonds
3.716% due 08/01/40 540 454
County of Fresno Revenue Bonds
4.869% due 08/15/32 (µ)(ž) 1,160 867
County of Tulare Revenue Bonds
4.445% due 06/01/37 1,685 1,599
Georgia Higher Education Facilities
Authority Revenue Bonds
5.273% due 01/01/40 420 422
JobsOhio Beverage System Revenue
Bonds
2.833% due 01/01/38 1,080 908
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 360 394
New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds
4.660% due 02/01/36 1,315 1,283
Pennsylvania Economic Development
Financing Authority Revenue Bonds
5.689% due 06/01/54 1,265 1,269
State Board of Administration Finance
Corp. Revenue Bonds
5.526% due 07/01/34 1,745 1,812
State of California General Obligation
Unlimited
4.350% due 11/01/32 2,435 2,402
State of Illinois General Obligation
Unlimited
4.954% due 04/01/33 1,625 1,628
17,596
United States Government Treasuries - 30.5%
United States Treasury Notes
3.875% due 03/31/28 25,410 25,286
3.500% due 03/15/29 138,130 135,821
3.875% due 04/15/29 10 10
3.875% due 05/15/29 10 10
4.125% due 06/15/29 270 270
3.625% due 08/31/29 47,667 46,907
3.500% due 11/30/30 10 10
3.750% due 01/31/31 63,120 61,931
4.250% due 11/15/34 16,364 16,205
4.125% due 02/15/36 67,530 65,905
1.375% due 11/15/40 12,460 8,054
2.875% due 08/15/45 55,219 40,974
5.000% due 05/15/46 6,550 6,601
1.625% due 11/15/50 173,979 90,986
4.750% due 08/15/55 24,910 24,178
4.750% due 02/15/56 10 10
5.000% due 05/15/56 4,390 4,438
527,596
Total Long-Term Fixed
Income Investments
(cost $2,018,594) 2,000,249
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Short-Term Investments - 1.8%
State Street Institutional U.S.
Government Money Market Fund
31,252,538
31,253
Total Short-Term Investments
(cost $31,253) 31,253
Total Investments - 117.3%
(identified cost $2,049,847) 2,031,502
Principal
Amount
$
Securities Sold Short - (0.1)%
Mortgage-Backed Securities - (0.1)%
Ginnie Mae II
30 Year TBA(Ï)
6.000% (1,000) (1,019)
Total Securities Sold Short
(proceeds $1,020) (1,019)
Other Assets net of
Liabilities - (17.2)%
(298,522)
Net Assets - 100.0%
1,731,961

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 99
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 143,133 $ — $ 143,133
Corporate Bonds and Notes — 530,313 — 530,313
Mortgage-Backed Securities — 781,611 — 781,611
Municipal Bonds — 17,596 — 17,596
United States Government Treasuries — 527,596 — 527,596
Short-Term Investments 31,253 — — 31,253
Total Investments
$ 31,253 $ 2,000,249 $ — $ 2,031,502
Securities Sold Short
*
— (1,019) — (1,019)
* Refer to Schedule of Investments for detailed sector breakout.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
6,491 0 .4
Bermuda .............................................................................................
2,050 0 .1
Canada ................................................................................................
5,214 0 .3
Cayman Islands ..................................................................................
59,223 3 .4
France .................................................................................................
2,173 0 .1
Ireland ................................................................................................
11,885 0 .7
Italy ....................................................................................................
4,005 0 .2
Jersey ..................................................................................................
15,281 0 .9
Norway ...............................................................................................
2,235 0 .1
South Africa .......................................................................................
1,394 0 .1
Spain ..................................................................................................
8,088 0 .5
Switzerland ........................................................................................
3,827 0 .2
United Kingdom .................................................................................
19,586 1 .1
United States ......................................................................................
1,890,050 109 .2
Total Investments ............................................................................... 2,031,502 117 .3
United States ......................................................................................
(1,019) (0 .1)
Total Securities Sold Short ................................................................. (1,019) (0 .1)

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
100 Venerable Strategic Bond Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,049,847
Investments, at fair value .............................................................................................................................................................
2,031,502
Receivables:
Dividends and interest ...................................................................................................................................................... 15,880
Investments sold ............................................................................................................................................................... 972,913
Fund shares sold ............................................................................................................................................................... 7,123
From broker(a) ................................................................................................................................................................. 632
Total assets ...............................................................................................................................................................
3,028,050
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 537
Investments purchased ..................................................................................................................................................... 1,293,415
Accrued fees to affiliates .................................................................................................................................................. 1,026
Other accrued expenses .................................................................................................................................................... 92
Securities sold short, at fair value(‡) ........................................................................................................................................... 1,019
Total liabilities ...........................................................................................................................................................
1,296,089
Net Assets ...............................................................................................................................................................
$ 1,731,961
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (66,102)
Paid-in capital ..............................................................................................................................................................................
1,798,063
Net Assets ...............................................................................................................................................................
$ 1,731,961
(a)     Receivable from Broker for TBAs ..................................................................................................................................... $ 632
(‡)     Proceeds on securities sold short ........................................................................................................................................ $ 1,020
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 9.65
Class I — Net assets ............................................................................................................................................................ $ 592,468,685
Class I — Shares outstanding ............................................................................................................................................. 61,381,365
Net asset value per share: Class V (#) .......................................................................................................................................... $ 9.65
Class V — Net assets ........................................................................................................................................................... $ 1,139,492,342
Class V — Shares outstanding ............................................................................................................................................ 118,062,137
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 101
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 39,632
Dividends ......................................................................................................................................................................... 741
Total investment income .............................................................................................................................................................
40,373
Expenses
Advisory fees ................................................................................................................................................................... 3,919
Administrative fees .......................................................................................................................................................... 1,045
Distribution fees - Class V ............................................................................................................................................... 1,721
Professional fees .............................................................................................................................................................. 79
Trustees’ fees .................................................................................................................................................................... 30
Printing fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 16
Expenses before reductions .............................................................................................................................................. 6,820
Expense reductions .......................................................................................................................................................... (490)
Net expenses ................................................................................................................................................................................
6,330
Net investment income (loss) .......................................................................................................................................................
34,043
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (6,809)
Securities sold short ......................................................................................................................................................... 731
Net realized gain (loss) ................................................................................................................................................................
(6,078)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (16,541)
Securities sold short ......................................................................................................................................................... 1
Net change in unrealized appreciation (depreciation) ................................................................................................................. (16,540)
Net realized and unrealized gain (loss) ........................................................................................................................................ (22,618)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 11,425

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
102 Venerable Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 34,043 $ 69,902
Net realized gain (loss) ................................................................................................................ (6,078) (11,454)
Net change in unrealized appreciation (depreciation) ................................................................. (16,540) 58,795
Net increase (decrease) in net assets from operations ....................................................................... 11,425 117,243
Distributions
To shareholders
Class I ....................................................................................................................................... (14,273) (20,440)
Class V ..................................................................................................................................... (26,183) (49,954)
Net decrease in net assets from distributions ..................................................................................... (40,456) (70,394)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (45,319) (22,456)
Total Net Increase (Decrease) in Net Assets ...................................................................
(74,350) 24,393
Net Assets
Beginning of period ........................................................................................................................... 1,806,311 1,781,918
End of period ......................................................................................................................................
$ 1,731,961 $ 1,806,311
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 2,017 $ 19,627 22,951 $ 223,978
Proceeds from reinvestment of distributions 1,469 14,273 2,110 20,440
Payments for shares redeemed (5,197) (50,817) (11,889) (115,156)
Net increase (decrease)
(1,711) (16,917) 13,172 129,262
Class V
Proceeds from shares sold 1,245 12,058 2,244 21,954
Proceeds from reinvestment of distributions 2,694 26,183 5,164 49,954
Payments for shares redeemed (6,832) (66,643) (23,030) (223,626)
Net increase (decrease)
(2,893) (28,402) (15,622) (151,718)
Total increase (decrease)
(4,604) $ (45,319) (2,450) $ (22,456)

See accompanying notes which are an integral part of the financial statements.
Venerable Strategic Bond Fund 103
Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
06/30/26
(ƣ)
12/31/25 12/31/24
(ſ)
Per-Share Data – – –
$ Net Asset Value, Beginning of Period 9.81 9.56 10.00
Income (loss) from investment operations:
— — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.20 .40 .13
$ Net Realized and Unrealized Gain (Loss) (.13) .25 (.48)
$ Total from Investment Operations .07 .65 (.35)
Less distributions:
– – –
$ Distributions from Net Investment Income (.23) (.40) (.09)
$ Total Distributions (.23) (.40) (.09)
$ Net Asset Value, End of Period 9.65 9.81 9.56
% Total Return
(±)(ǿ)
.63 6.98 (3.54)
– – –
Ratios/Supplemental Data – – –
$ Net Assets, End of Period (000) 592,469 619,253 477,066
Ratio to average net assets:
– – –
% Expenses, Gross
(ɯ)
.59 .59 .60
% Expenses, Net
(Ƃ)(ɯ)
.59 .59 .60
% Net Investment Income
(Ƃ)(ɯ)
4.05 4.10 4.10
% Portfolio Turnover Rate
(ǿ)
61 122 35
Class V
06/30/26
(ƣ)
12/31/25 12/31/24
(ſ)
Per-Share Data – – –
$ Net Asset Value, Beginning of Period 9.81 9.55 10.00
Income (loss) from investment operations:
— — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.19 .38 .12
$ Net Realized and Unrealized Gain (Loss) (.13) .26 (.49)
$ Total from Investment Operations .06 .64 (.37)
Less distributions:
– – –
$ Distributions from Net Investment Income (.22) (.38) (.08)
$ Total Distributions (.22) (.38) (.08)
$ Net Asset Value, End of Period 9.65 9.81 9.55
% Total Return
(±)(ǿ)
.63 6.87 (3.68)
– – –
Ratios/Supplemental Data – – –
$ Net Assets, End of Period (000) 1,139,492 1,187,058 1,304,852
Ratio to average net assets:
– – –
% Expenses, Gross
(ɯ)
.89 .89 .90
% Expenses, Net
(Ƃ)(ɯ)
.80 .80 .80
% Net Investment Income
(Ƃ)(ɯ)
3.84 3.92 3.89
% Portfolio Turnover Rate
(ǿ)
61 122 35

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
104 Venerable Inflation Focused Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 80.4%
Asset-Backed Securities - 7.7%
Ares CLO, Ltd.
Series 2026-69A Class A1R
4.888% due 04/15/36 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 500 500
Barrow Hanley CLO, Ltd.
Series 2024-3A Class AR
4.891% due 04/20/38 (CME Term
SOFR 3 Month + 1.270%)(Ê)(Þ) 500 500
CARLYLE US CLO, Ltd.
Series 2024-11A Class A1R
5.077% due 07/25/37 (CME Term
SOFR 3 Month + 1.410%)(Ê)(Þ) 500 500
CarMax Auto Owner Trust
Series 2026-2 Class A3
4.220% due 06/16/31 59 59
Columbia Cent CLO, LP
Series 2026-33A Class A1R
4.878% due 04/20/37 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 450 451
Dryden Senior Loan Fund
Series 2025-113A Class AR3
4.763% due 10/15/37 (CME Term
SOFR 3 Month + 1.090%)(Ê)(Þ) 500 500
Elmwood CLO, Ltd.
Series 2024-6A Class A
5.110% due 07/17/37 (CME Term
SOFR 3 Month + 1.430%)(Ê)(Þ) 500 501
GM Financial Consumer Automobile
Receivables Trust
Series 2025-1 Class A3
4.620% due 12/17/29 476 477
Series 2026-2 Class A3
4.150% due 08/18/31 112 111
Greywolf CLO, Ltd.
Series 2021-1A Class A1SR
5.073% due 04/15/34 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 500 500
Honda Auto Receivables Owner Trust
Series 2025-3 Class A3
4.040% due 02/21/30 675 671
Invesco CLO, Ltd.
Series 2021-3A Class A1R
4.744% due 10/22/34 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 500 500
Iskandar Enterprise LLC
Series 2026-1A Class A21
5.049% due 04/17/56 (Þ) 327 325
JPMorgan Mortgage Trust
Series 2026-HE1 Class A1
4.859% due 09/20/56 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 45 46
Rad CLO, Ltd.
Series 2021-14A Class A
5.105% due 01/15/35 (CME Term
SOFR 3 Month + 1.432%)(Ê)(Þ) 250 250
Towd Point Mortgage Trust
Series 2025-HE2 Class A1A
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.978% due 09/25/65 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 122 122
Toyota Auto Receivables Owner Trust
Series 2025-C Class A2B
3.893% due 06/15/28 (SOFR 30 Day
Average + 0.300%)(Ê) 474 474
Series 2026-B Class A3
4.130% due 12/16/30 102 101
World Omni Auto Receivables Trust
Series 2026-B Class A3
4.370% due 06/16/31 96 96
6,684
Corporate Bonds and Notes - 27.1%
Consumer Discretionary - 3.8%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 235 223
Amazon.com, Inc.
4.250% due 03/13/31 250 246
AS Mileage Plan IP, Ltd.
5.021% due 10/20/29 (Þ) 150 149
Brunswick Corp.
2.400% due 08/18/31 150 131
Carnival Corp., Ltd.
4.000% due 08/01/28 (Þ) 150 147
5.125% due 05/01/29 (Þ) 150 150
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
2.800% due 04/01/31 295 263
Dick's Sporting Goods, Inc.
4.000% due 10/01/29 (Þ) 295 287
Ford Motor Credit Co. LLC
5.800% due 03/05/27 295 297
General Motors Financial Co., Inc.
4.200% due 10/27/28 150 148
Hasbro, Inc.
4.650% due 03/12/31 150 148
Hyatt Hotels Corp.
5.750% due 04/23/30 150 154
Hyundai Capital America
6.500% due 01/16/29 (Þ) 295 306
Las Vegas Sands Corp.
5.625% due 06/15/28 150 152
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 150 148
Space Exploration Technologies Corp.
5.350% due 07/15/31 (Þ) 60 60
Tapestry, Inc.
5.100% due 03/11/30 125 126
Walmart, Inc.
4.350% due 04/28/30 150 150
3,285
Consumer Staples - 2.2%
BAT Capital Corp.
4.906% due 04/02/30 445 447
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food Co.
Holdings
3.625% due 01/15/32 235 218

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Inflation Focused Fund 105
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Kenvue, Inc.
5.000% due 03/22/30 150 152
Keurig Dr Pepper, Inc.
Series 31*
2.250% due 03/15/31 295 262
Kroger Co. (The)
1.700% due 01/15/31 150 132
Mars, Inc.
4.800% due 03/01/30 (Þ) 445 446
McCormick & Co., Inc.
4.150% due 02/15/29 150 148
Philip Morris International, Inc.
4.375% due 04/30/30 60 59
1,864
Energy - 1.7%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 150 151
Cheniere Energy Partners, LP
4.500% due 10/01/29 150 149
Energy Transfer, LP
5.200% due 04/01/30 295 300
Hess Midstream Operations, LP
4.250% due 02/15/30 (Þ) 295 285
South Bow USA Infrastructure
Holdings LLC
5.026% due 10/01/29 120 120
Targa Resources Corp.
4.350% due 04/15/31 150 146
Venture Global Calcasieu Pass LLC
6.250% due 01/15/30 (Þ) 150 154
Viper Energy Partners LLC
4.900% due 08/01/30 160 159
1,464
Financial Services - 5.8%
American Tower Corp.
4.900% due 03/15/30 150 151
Aviation Capital Group LLC
5.375% due 07/15/29 (Þ) 260 263
Bank of America Corp.
4.695% due 04/23/32 (SOFR +
1.040%)(Ê) 110 109
Series B
8.050% due 06/15/27 395 408
Banque Federative du Credit Mutuel
SA
4.541% due 01/15/31 (Þ) 200 197
Brown & Brown, Inc.
4.700% due 06/23/28 150 150
CaixaBank SA
5.673% due 03/15/30 (SOFR +
1.780%)(Ê)(Þ) 295 301
Capital One Financial Corp.
4.493% due 09/11/31 (SOFR +
1.250%)(Ê) 150 147
Citigroup, Inc.
4.503% due 09/11/31 (SOFR +
1.171%)(Ê) 445 439
Crown Castle, Inc.
4.900% due 09/01/29 295 296
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Equinix Asia Financing Corporation
Pte., Ltd.
4.400% due 03/15/31 150 146
GABX Leasing LLC
4.625% due 04/15/31 (Þ) 150 148
Goldman Sachs Group, Inc. (The)
4.153% due 10/21/29 (SOFR +
0.900%)(Ê) 150 148
4.594% due 04/20/30 (SOFR +
0.990%)(Ê) 40 40
4.972% due 06/03/32 (SOFR +
1.030%)(Ê) 150 150
JPMorgan Chase & Co.
2.956% due 05/13/31 (CME Term
SOFR 3 Month + 2.515%)(Ê) 515 481
4.622% due 04/23/32 (SOFR +
0.990%)(Ê) 110 109
Lloyds Banking Group PLC
4.818% due 06/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê) 200 200
LPL Holdings, Inc.
5.200% due 03/15/30 295 296
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 150 154
Morgan Stanley
4.708% due 03/12/32 (SOFR +
1.195%)(Ê) 150 148
Series I
4.133% due 10/18/29 (SOFR +
0.913%)(Ê) 295 291
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 150 146
Wells Fargo & Co.
4.844% due 05/20/32 (SOFR +
0.970%)(Ê) 90 90
5,008
Health Care - 2.1%
AbbVie, Inc.
4.125% due 03/15/31 105 103
CVS Health Corp.
5.400% due 06/01/29 295 301
HCA, Inc.
3.500% due 09/01/30 295 280
Icon Investments Six DAC
5.849% due 05/08/29 295 301
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 295 286
Novartis Capital Corp.
4.100% due 11/05/30 295 290
Royalty Pharma PLC
4.450% due 03/25/31 295 290
1,851
Materials and Processing - 1.2%
AptarGroup, Inc.
4.750% due 03/30/31 295 292
Berry Global, Inc.
1.650% due 01/15/27 150 148

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
106 Venerable Inflation Focused Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Georgia-Pacific LLC
4.400% due 06/30/28 (Þ) 150 150
4.600% due 05/15/31 (Þ) 125 124
Glencore Funding LLC
5.400% due 05/08/28 (Þ) 295 298
1,012
Producer Durables - 3.0%
Amphenol Corp.
3.900% due 11/15/28 150 148
Avolon Holdings Funding, Ltd.
4.900% due 10/10/30 (Þ) 295 292
BAE Systems PLC
3.400% due 04/15/30 (Þ) 200 191
Boeing Co. (The)
2.950% due 02/01/30 295 277
Eaton Corp.
4.200% due 03/06/31 200 196
General Electric Co.
4.300% due 07/29/30 150 149
Honeywell Aerospace, Inc.
4.300% due 03/16/31 (Þ) 445 437
Howmet Aerospace, Inc.
4.850% due 10/15/31 150 150
Regal Rexnord Corp.
6.050% due 04/15/28 120 123
Republic Services, Inc.
5.000% due 11/15/29 150 152
SMBC Aviation Capital Finance DAC
5.300% due 04/03/29 (Þ) 235 238
Spirit AeroSystems, Inc.
4.600% due 06/15/28 120 120
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 120 119
2,592
Technology - 3.5%
Airbnb, Inc.
4.650% due 03/16/31 295 293
Alphabet, Inc.
4.100% due 02/15/31 150 147
Broadcom, Inc.
4.300% due 01/15/31 295 290
Dell International LLC / EMC Corp.
4.750% due 07/15/31 20 20
Foundry JV Holdco LLC
6.150% due 01/25/32 (Þ) 295 310
Marvell Technology, Inc.
4.750% due 07/15/30 150 150
Motorola Solutions, Inc.
2.300% due 11/15/30 235 212
MSCI, Inc.
3.625% due 09/01/30 (Þ) 150 142
Netflix, Inc.
5.375% due 11/15/29 (Þ) 295 302
NVIDIA Corp.
4.500% due 06/15/31 370 369
Oracle Corp.
4.800% due 08/03/28 75 75
4.550% due 02/04/29 240 237
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.950% due 02/04/31 75 73
Paychex, Inc.
5.100% due 04/15/30 150 151
Salesforce, Inc.
4.500% due 03/15/28 150 150
Synopsys, Inc.
4.650% due 04/01/28 150 150
3,071
Utilities - 3.8%
Alexander Funding Trust II
7.467% due 07/31/28 (Þ) 235 246
Constellation Energy Generation LLC
4.400% due 01/15/31 295 290
Dominion Energy, Inc.
4.600% due 05/15/28 150 150
Enel Finance International NV
4.125% due 09/30/28 (Þ) 295 291
FirstEnergy Corp.
Series B
3.900% due 07/15/27 150 149
NextEra Energy Capital Holdings, Inc.
5.050% due 03/15/30 235 238
Pacific Gas and Electric Co.
6.100% due 01/15/29 150 155
5.050% due 11/15/31 55 55
Palomino Funding Trust
7.233% due 05/17/28 (Þ) 250 259
RD Michigan Property Owner I LLC
7.500% due 03/30/45 (Þ) 220 220
Rogers Communications, Inc.
5.000% due 02/15/29 150 151
Southern Power Co.
Series A
4.250% due 10/01/30 235 231
Sprint Capital Corp.
6.875% due 11/15/28 150 157
T-Mobile USA, Inc.
3.875% due 04/15/30 295 286
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 235 230
Wisconsin Electric Power Co.
4.150% due 10/15/30 150 147
3,255
23,402
Mortgage-Backed Securities - 15.0%
1166 Avenue of the Americas
Commercial Mortgage Trust
Series 2005-C6A Class A3
5.690% due 10/13/37 (Þ) 175 177
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN28 Class XA
Interest Only STRIPS
1.875% due 03/15/63 (~)(Ê) 5,961 345
Series 2021-BN34 Class A2
1.935% due 06/15/63 233 230
Series 2026-5YR21 Class XA
Interest Only STRIPS
0.985% due 04/15/59 (~)(Ê) 3,993 129

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Inflation Focused Fund 107
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Barclays Commercial Mortgage Trust
Series 2026-5C41 Class AS
5.755% due 05/15/69 (~)(Ê) 125 128
Series 2026-5C41 Class XA
Interest Only STRIPS
1.375% due 05/15/69 (~)(Ê) 2,732 136
Series 2026-5C42 Class AS
5.902% due 06/15/59 91 93
Benchmark Mortgage Trust
Series 2019-B12 Class A2
3.001% due 08/15/52 141 137
Series 2019-B15 Class A2
2.914% due 12/15/72 135 131
Series 2020-B19 Class AS
2.148% due 09/15/53 207 174
Series 2025-V18 Class XA
Interest Only STRIPS
1.472% due 10/15/58 (~)(Ê)(Þ) 2,629 122
Series 2026-V21 Class AS
5.506% due 03/15/59 86 87
CSAIL Commercial Mortgage Trust
Series 2019-C15 Class XA
Interest Only STRIPS
1.152% due 03/15/52 (~)(Ê) 5,958 123
Fannie Mae
30 Year TBA(Ï)
4.500% 2,000 1,915
Fannie Mae Connecticut Avenue
Securities Trust
Series 2022-R09 Class 2M1
6.128% due 09/25/42 (SOFR 30 Day
Average + 2.500%)(Ê)(Þ) 517 520
Series 2023-R07 Class 2M1
5.578% due 09/25/43 (SOFR 30 Day
Average + 1.950%)(Ê)(Þ) 422 423
Series 2026-R03 Class 2A1
4.728% due 04/25/46 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 185 185
Fannie Mae REMICS
Series 2024-98 Class FA
4.778% due 12/25/53 (SOFR 30 Day
Average + 1.150%)(Ê) 481 484
Series 2025-25 Class FB
4.578% due 04/25/55 (SOFR 30 Day
Average + 0.950%)(Ê) 363 363
Freddie Mac REMICS
Series 2024-5396 Class FG
4.628% due 04/25/54 (SOFR 30 Day
Average + 1.000%)(Ê) 509 510
Series 2025-5613 Class CF
4.578% due 01/25/56 (SOFR 30 Day
Average + 0.950%)(Ê) 198 198
Series 2026-5651 Class KF
4.428% due 08/25/55 (SOFR 30 Day
Average + 0.800%)(Ê) 189 189
Freddie Mac STACR REMIC Trust
Series 2021-HQA3 Class M2
5.728% due 09/25/41 (SOFR 30 Day
Average + 2.100%)(Ê)(Þ) 304 305
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2021-HQA4 Class M2
5.978% due 12/25/41 (SOFR 30 Day
Average + 2.350%)(Ê)(Þ) 203 204
Government National Mortgage
Association
Series 2015-109 Class IO
Interest Only STRIPS
0.427% due 01/16/52 (~)(Ê) 2,038 32
Series 2024-32 Class IO
Interest Only STRIPS
0.699% due 06/16/63 (~)(Ê) 1,871 97
Series 2025-169 Class FC
4.609% due 10/20/55 (SOFR 30 Day
Average + 1.000%)(Ê) 318 318
GS Mortgage Securities Trust
Series 2017-GS5 Class A4
3.674% due 03/10/50 360 357
GS Mortgage-Backed Securities Trust
Series 2025-NQM2 Class A1
5.648% due 06/25/65 (~)(Ê)(Þ) 173 173
Series 2025-PJ10 Class A27
4.978% due 04/25/56 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 387 388
JPMorgan Commercial Mortgage
Securities Trust
Series 2016-C4 Class AS
3.385% due 12/15/49 186 182
Series 2019-COR6 Class A2
2.946% due 11/13/52 136 131
JPMorgan Mortgage Trust
Series 2025-NQM1 Class A1
5.591% due 06/25/65 (~)(Ê)(Þ) 388 389
Series 2025-NQM2 Class A1
5.567% due 09/25/65 (~)(Ê)(Þ) 604 605
Series 2026-NQX1 Class A1
5.500% due 07/25/66 (~)(Ê)(Þ) 210 209
Series 2026-NQX2 Class A1
5.628% due 10/25/66 (~)(Ê)(Þ) 108 108
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C9 Class B
3.708% due 05/15/46 (~)(Ê) 90 87
Series 2013-C10 Class C
4.081% due 07/15/46 (~)(Ê) 100 85
Series 2015-C22 Class A4
3.306% due 04/15/48 128 127
Series 2015-C22 Class C
4.094% due 04/15/48 (~)(Ê) 150 128
Series 2016-C30 Class AS
3.175% due 09/15/49 184 182
Morgan Stanley Capital I Trust
Series 2018-H3 Class B
4.620% due 07/15/51 (~)(Ê) 100 97
Series 2021-L5 Class B
3.102% due 05/15/54 147 131
Morgan Stanley Residential Mortgage
Loan Trust
Series 2025-NQM2 Class A1
5.627% due 01/25/70 (~)(Ê)(Þ) 423 424
OBX Trust

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
108 Venerable Inflation Focused Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2026-INV3 Class AF2
4.978% due 04/25/56 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 291 291
Onity Loan Investment Trust
Series 2026-HB3 Class A
3.000% due 06/25/39 (~)(Ê)(Š)(Þ) 136 133
PMT Loan Trust
Series 2025-INV10 Class A36
4.978% due 10/01/56 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 425 427
Verus Securitization Trust
Series 2026-R5 Class A1
5.457% due 03/25/68 (~)(Ê)(Þ) 112 112
VRTX Trust
Series 2025-HQ Class A
5.090% due 08/05/42 (~)(Ê)(Þ) 175 172
Series 2025-HQ Class C
6.119% due 08/05/42 (~)(Ê)(Þ) 45 44
Wells Fargo Commercial Mortgage
Trust
Series 2017-C39 Class A5
3.418% due 09/15/50 270 266
13,003
United States Government Treasuries - 30.6%
United States Treasury Inflation
Indexed Bonds
0.125% due 04/15/27 1,781 1,746
2.125% due 04/15/29 1,690 1,694
1.625% due 10/15/29 3,026 3,005
1.625% due 04/15/30 3,043 3,006
0.125% due 07/15/30 2,822 2,636
1.125% due 10/15/30 2,666 2,589
0.125% due 07/15/31 2,845 2,612
2.125% due 01/15/35 2,595 2,590
1.875% due 07/15/35 881 862
1.875% due 01/15/36 2,910 2,828
1.375% due 02/15/44 529 432
0.750% due 02/15/45 307 218
1.000% due 02/15/46 885 650
2.125% due 02/15/54 868 759
2.375% due 02/15/55 475 437
2.375% due 02/15/56 473 436
26,500
Total Long-Term Fixed
Income Investments
(cost $70,179) 69,589
Short-Term Investments - 21.4%
Agree, LP
3.861% due 07/01/26 (Þ)(ž) 700 700
Alimentation Couche-Tard, Inc.
3.985% due 07/06/26 (ž) 250 250
3.781% due 07/17/26 (ç)(Þ)(ž) 250 249
AvalonBay Communities, Inc.
3.414% due 07/07/26 (ç)(Þ)(ž) 250 250
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.532% due 07/09/26 (ç)(Þ)(ž) 495 495
BAT International Finance PLC
3.877% due 07/01/26 (ž) 250 250
Boston Scientific Corp.
3.780% due 07/21/26 (ç)(Þ)(ž) 250 249
3.807% due 07/23/26 (ç)(Þ)(ž) 250 249
Cabot Corp.
3.877% due 07/01/26 (ž) 250 250
Energy Transfer, LP
0.000% due 06/29/26 (ç)(ž) 500 500
0.000% due 06/30/26 (ç)(ž) 500 500
3.878% due 07/01/26 (ž) 635 635
ERAC USA Finance LLC
3.831% due 07/30/26 (ç)(Þ)(ž) 255 254
Essex Portfolio, LP
3.976% due 07/14/26 (Þ)(ž) 355 354
Extra Space Storage, LP
3.335% due 07/06/26 (ç)(Þ)(ž) 250 250
3.532% due 07/09/26 (ç)(Þ)(ž) 265 265
3.847% due 07/21/26 (ç)(Þ)(ž) 250 249
Intercontinental Exchange, Inc.
0.000% due 07/01/26 (ç)(Þ)(ž) 250 250
Kenvue, Inc.
3.466% due 07/13/26 (ç)(Þ)(ž) 380 380
Kinder Morgan, Inc.
0.000% due 06/08/26 (ç)(ž) 750 750
0.000% due 06/09/26 (ç)(ž) 750 750
Marriott International, Inc.
3.860% due 07/30/26 (ç)(Þ)(ž) 250 249
Mid-America Apartments, LP
1.990% due 07/02/26 (ç)(Þ)(ž) 250 250
O'Reilly Automotive, Inc.
3.335% due 07/06/26 (ç)(Þ)(ž) 300 300
3.716% due 07/13/26 (ç)(Þ)(ž) 250 250
Penske Truck Leasing Co., LP
2.011% due 07/02/26 (ç)(ž) 250 250
3.448% due 07/07/26 (ç)(ž) 250 250
3.577% due 07/09/26 (ç)(ž) 250 250
Realty Income Corp.
3.877% due 07/01/26 (ž) 750 750
Ryder System, Inc.
3.734% due 07/13/26 (ç)(ž) 195 195
Simon Property Group, LP
3.760% due 07/20/26 (ç)(Þ)(ž) 250 249
3.965% due 08/04/26 (ç)(Þ)(ž) 250 249
Number of
S hares
State Street Institutional U.S.
Government Money Market Fund 6,665,970 6,666
Principal
Amount
$
UDR, Inc.

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Inflation Focused Fund 109
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
1.965% due 07/02/26 (ç)(Þ)(ž) 250 250
3.923% due 07/07/26 (ž) 285 285
Total Short-Term Investments
(cost $18,522) 18,522
Total Investments - 101.8%
(cost $88,701) 88,111
Other Assets net of
Liabilities - (1.8)%
(1,519)
Net Assets - 100.0%
86,592

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
110 Venerable Inflation Focused Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
JPMorgan Chase USD 32,518 SOFR
(4)
4.040%
(4)
09/16/28
(77) 61 (16)
JPMorgan Chase USD 5,878 SOFR
(4)
4.060%
(4)
09/16/33
(34) (5) (39)
JPMorgan Chase USD 110 SOFR
(4)
4.300%
(4)
09/16/56 (2) — (2)
Total Open Interest Rate Swap Contracts (å) (113) 56 (57)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation) $
Fair Value
$
Long
Bloomberg US Treasury
Inflation-Linked Bond Index
(Series-L) Deutsche Bank USD 60,000 SOFR +0.195%
(1)
09/24/26 — 39 39
Total Open Total Return Swap Contracts (å) — 39 39
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 6,684 $ — $ 6,684
Corporate Bonds and Notes — 23,402 — 23,402
Mortgage-Backed Securities — 12,870 133 13,003
United States Government Treasuries — 26,500 — 26,500
Short-Term Investments 6,666 11,856 — 18,522
Total Investments
6,666 81,312 133 88,111
Derivatives
Assets
Total Return Swap Contracts — 39 — 39
Liabilities
Interest Rate Swap Contracts — (57) — (57)
Total Derivatives
$ — $ (18) $ — $ (18)
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Inflation Focused Fund 111
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
298 0 .3
Canada ................................................................................................
771 0 .9
Cayman Islands ..................................................................................
3,202 3 .7
France .................................................................................................
197 0 .2
Ireland ................................................................................................
530 0 .6
Italy ....................................................................................................
291 0 .3
Jersey ..................................................................................................
1,000 1 .2
Singapore ...........................................................................................
147 0 .2
Spain ..................................................................................................
302 0 .4
United Kingdom .................................................................................
993 1 .2
United States ......................................................................................
80,380 92 .8
Total Investments ............................................................................... 88,111 101 .8

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
See accompanying notes which are an integral part of the financial statements.
112 Venerable Inflation Focused Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 88,701
Investments, at fair value .............................................................................................................................................................
88,111
Receivables:
Dividends and interest ...................................................................................................................................................... 512
Investments sold ............................................................................................................................................................... 9,128
Fund shares sold ............................................................................................................................................................... 221
From broker(a) ................................................................................................................................................................. 951
Prepaid expenses .......................................................................................................................................................................... 47
Total return swap contracts, at fair value(∞) ................................................................................................................................ 39
Total assets ...............................................................................................................................................................
99,009
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 1,457
Investments purchased ..................................................................................................................................................... 10,832
Accrued fees to affiliates .................................................................................................................................................. 49
Other accrued expenses .................................................................................................................................................... 22
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 57
Total liabilities ...........................................................................................................................................................
12,417
Net Assets ...............................................................................................................................................................
$ 86,592
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 577
Paid-in capital ..............................................................................................................................................................................
86,015
Net Assets ...............................................................................................................................................................
$ 86,592
(a)     Cash collateral held at broker for swaps contracts .............................................................................................................. $ 951
(∞) Total return swap contracts - premium paid (received) ....................................................................................................... $ —
(•)     Interest rate swap contracts - premiums paid (received) .................................................................................................... $ (113)
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.06
Class V — Net assets ........................................................................................................................................................... $ 86,591,896
Class V — Shares outstanding ............................................................................................................................................ 8,603,390
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Inflation Focused Fund 113
Statement of Operations — For the Period Ended June 30, 2026
(1)
(Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 1,442
Dividends ......................................................................................................................................................................... 54
Total investment income .............................................................................................................................................................
1,496
Expenses
Advisory fees ................................................................................................................................................................... 104
Administrative fees .......................................................................................................................................................... 29
Distribution fees - Class V ............................................................................................................................................... 72
Professional fees .............................................................................................................................................................. 21
Trustees’ fees .................................................................................................................................................................... 1
Offering fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 4
Expenses before reductions .............................................................................................................................................. 241
Expense reductions .......................................................................................................................................................... (39)
Net expenses ................................................................................................................................................................................
202
Net investment income (loss) .......................................................................................................................................................
1,294
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Total return swap contracts .............................................................................................................................................. (45)
Interest rate swap contracts .............................................................................................................................................. 194
Net realized gain (loss) ................................................................................................................................................................
149
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (590)
Total return swap contracts .............................................................................................................................................. 39
Interest rate swap contracts .............................................................................................................................................. 56
Net change in unrealized appreciation (depreciation) ................................................................................................................. (495)
Net realized and unrealized gain (loss) ........................................................................................................................................ (346)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 948
(1)     For the period March 20, 2026 (commencement of operations) to June 30, 2026.

Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
See accompanying notes which are an integral part of the financial statements.
114 Venerable Inflation Focused Fund
Statement of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(1)
(Unaudited)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,294
Net realized gain (loss) ................................................................................................................ 149
Net change in unrealized appreciation (depreciation) ................................................................. (495)
Net increase (decrease) in net assets from operations ....................................................................... 948
Distributions
To shareholders
Class V ..................................................................................................................................... (371)
Net decrease in net assets from distributions ..................................................................................... (371)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 86,015
Total Net Increase (Decrease) in Net Assets ...................................................................
86,592
Net Assets
Beginning of period ........................................................................................................................... —
End of period ......................................................................................................................................
$ 86,592
* Share transaction amounts (in thousands) for the period ended June 30, 2026 were as follows:
2026
(1)
(Unaudited)
Shares Dollars
Class V
Proceeds from shares sold 9,064 $ 90,657
Proceeds from reinvestment of distributions 37 371
Payments for shares redeemed (498) (5,013)
Total increase (decrease)
8,603 $ 86,015
(1) For the period March 20, 2026 (commencement of operations) to June 30, 2026.

See accompanying notes which are an integral part of the financial statements.
Venerable Inflation Focused Fund 115
Venerable Variable Insurance Trust
Venerable Inflation Focused Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout t he Period.
Class V
06/30/26
(δ)
Per-Share Data –
$ Net Asset Value, Beginning of Period 10.00
Income (loss) from investment operations:
—
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.15
$ Net Realized and Unrealized Gain (Loss) (.05)
$ Total from Investment Operations .10
Less distributions:
–
$ Distributions from Net Investment Income (.04)
$ Total Distributions (.04)
$ Net Asset Value, End of Period 10.06
% Total Return
(±)(ǿ)
1.02
–
Ratios/Supplemental Data –
$ Net Assets, End of Period (000) 86,592
Ratio to average net assets:
–
% Expenses, Gross
(ɯ)
1.00
% Expenses, Net
(Ƃ)(ɯ)
.84
% Net Investment Income
(Ƃ)(ɯ)
5.37
% Portfolio Turnover Rate
(ǿ)
6

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
116 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 98.7%
Consumer Discretionary - 12.0%
Amazon.com, Inc.(Æ) 695,760 165,827
AutoZone, Inc.(Æ) 1,184 3,784
Axon Enterprise, Inc.(Æ) 5,706 3,199
Best Buy Co., Inc. 13,921 1,056
Carnival Corp., Ltd. 91,816 2,623
Carvana Co.(Æ) 50,517 3,325
Charter Communications, Inc. Class A(Æ) 6,412 912
Chipotle Mexican Grill, Inc. Class A(Æ) 93,054 3,164
Comcast Corp. Class A 252,012 6,187
Costco Wholesale Corp. 31,386 29,361
Darden Restaurants, Inc. 8,431 1,737
Deckers Outdoor Corp.(Æ) 10,140 1,007
Dollar General Corp. 16,129 1,857
Dollar Tree, Inc.(Æ) 13,360 1,616
Domino's Pizza, Inc. 2,364 700
DR Horton, Inc. 18,659 3,039
eBay, Inc. 31,399 3,509
Expedia Group, Inc. 8,461 2,165
FactSet Research Systems, Inc. 2,823 650
Ford Motor Co. 279,924 3,891
Fox Corp. Class A 14,326 747
Fox Corp. Class B 10,670 500
Garmin, Ltd. 11,679 2,774
General Motors Co. 64,586 4,978
Genuine Parts Co. 10,367 1,223
Hasbro, Inc. 9,521 786
Hilton Worldwide Holdings, Inc. 16,101 5,321
Home Depot, Inc. (The) 70,470 24,853
Hubbell, Inc. Class B 3,893 2,037
Las Vegas Sands Corp. 21,871 1,010
Lennar Corp. Class A 15,414 1,395
Live Nation Entertainment, Inc.(Æ) 11,562 2,117
Lowe's Cos., Inc. 39,625 8,737
Lululemon Athletica, Inc.(Æ) 7,623 870
Marriott International, Inc. Class A 15,479 5,736
McDonald's Corp. 50,269 13,588
MGM Resorts International(Æ) 14,602 698
Netflix, Inc. Class B(Æ) 297,877 21,268
News Corp. Class A 28,158 699
News Corp. Class B 9,439 265
NIKE, Inc. Class B 85,114 3,494
Norwegian Cruise Line Holdings, Ltd.(Æ) 32,530 687
NVR, Inc.(Æ) 200 1,363
Omnicom Group, Inc. 20,165 1,469
O'Reilly Automotive, Inc.(Æ) 58,626 5,399
Paramount Skydance Corp. Class B 25,939 256
PulteGroup, Inc. 14,070 1,931
Ralph Lauren Corp. Class A 2,762 1,109
Ross Stores, Inc. 23,091 4,915
Royal Caribbean Cruises, Ltd. 17,647 5,603
RTX Corp. 95,279 18,077
Starbucks Corp. 81,369 8,315
Tapestry, Inc. 14,645 2,144
Target Corp. 32,346 4,225
Tesla, Inc.(Æ) 199,885 84,072
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
TJX Cos., Inc. (The) 78,237 11,853
TKO Group Holdings, Inc. 4,736 953
Tractor Supply Co. 38,697 1,223
Ulta Beauty, Inc.(Æ) 3,162 1,426
Walmart, Inc. 310,093 35,121
Walt Disney Co. (The) 122,859 11,825
Warner Bros. Discovery, Inc.(Æ) 177,010 4,719
Williams-Sonoma, Inc. 8,331 1,942
Wynn Resorts, Ltd. 6,421 623
Yum! Brands, Inc. 19,826 3,169
555,124
Consumer Staples - 3.0%
Altria Group, Inc. 118,154 8,501
Archer-Daniels-Midland Co. 34,332 2,623
Brown-Forman Corp. Class B 14,183 378
Bunge Global SA 9,911 1,058
Casey's General Stores, Inc. 2,647 2,104
Church & Dwight Co., Inc. 17,337 1,680
Clorox Co. (The) 9,011 860
Coca-Cola Co. (The) 273,979 22,266
Colgate-Palmolive Co. 57,591 5,280
Constellation Brands, Inc. Class A 10,287 1,431
Estee Lauder Cos., Inc. (The) Class A 17,893 1,413
General Mills, Inc. 38,122 1,327
Hershey Co. (The) 10,850 1,904
Hormel Foods Corp. 20,828 517
JM Smucker Co. (The) 7,622 857
Kenvue, Inc. 136,909 2,616
Keurig Dr Pepper, Inc. 98,266 3,216
Kimberly-Clark Corp. 23,704 2,602
Kraft Heinz Co. (The) 62,394 1,474
Kroger Co. (The) 40,160 2,230
McCormick & Co., Inc. 18,117 913
Molson Coors Beverage Co. Class B 12,758 497
Mondelez International, Inc. Class A 91,553 5,295
Monster Beverage Corp.(Æ) 50,943 4,897
PepsiCo, Inc. 96,727 13,097
Philip Morris International, Inc. 110,269 19,949
Procter & Gamble Co. (The) 164,749 24,159
Sysco Corp. 34,641 2,895
Tyson Foods, Inc. Class A 20,403 1,168
137,207
Energy - 3.0%
Baker Hughes Co. 70,589 3,918
Chevron Corp. 132,452 21,955
Devon Energy Corp. 82,244 3,398
Diamondback Energy, Inc. 13,859 2,436
Eaton Corp. PLC 27,468 11,705
EOG Resources, Inc. 37,684 4,889
EQT Corp. 45,139 2,400
Exxon Mobil Corp. 293,256 40,094
First Solar, Inc.(Æ) 7,650 1,805
Halliburton Co. 60,580 2,057
Kinder Morgan, Inc. 139,853 4,471
Marathon Petroleum Corp. 20,655 5,281

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 117
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Occidental Petroleum Corp. 51,363 2,495
ONEOK, Inc. 44,949 3,908
Phillips 66 28,783 4,866
SLB, Ltd. 106,799 4,965
Targa Resources Corp. 15,334 4,111
Texas Pacific Land Corp. 4,233 1,852
Valero Energy Corp. 21,026 5,476
Williams Cos., Inc. (The) 87,237 6,485
138,567
Financial Services - 13.1%
Aflac, Inc. 32,410 3,800
Alexandria Real Estate Equities, Inc.(ö) 11,282 596
Allstate Corp. (The) 18,573 4,419
American Express Co. 37,655 12,737
American International Group, Inc. 37,513 2,796
American Tower Corp.(ö) 33,438 5,469
Ameriprise Financial, Inc. 6,522 2,992
Aon PLC Class A 15,327 5,084
Apollo Global Management, Inc. 33,174 3,925
Arch Capital Group, Ltd.(Æ) 24,613 2,389
Ares Management Corp. Class A 15,085 1,679
Arthur J Gallagher & Co. 18,357 4,214
Assurant, Inc. 3,668 985
AvalonBay Communities, Inc.(ö) 9,829 1,855
Bank of America Corp. 462,000 26,325
Bank of New York Mellon Corp. (The) 49,164 7,110
Berkshire Hathaway, Inc. Class B(Æ) 130,327 65,214
BlackRock, Inc. 10,219 9,826
Blackstone, Inc. Class A 52,540 6,182
Brown & Brown, Inc. 21,176 1,358
BXP, Inc.(ö) 10,797 716
Camden Property Trust(ö) 7,572 867
Capital One Financial Corp. 44,007 8,829
Cboe Global Markets, Inc. 7,562 1,835
CBRE Group, Inc. Class A(Æ) 20,757 2,796
Charles Schwab Corp. (The) 115,637 10,670
Chubb, Ltd. 25,531 8,699
Cincinnati Financial Corp. 11,418 2,114
Citigroup, Inc. 120,674 16,890
Citizens Financial Group, Inc. 31,126 2,181
CME Group, Inc. Class A 25,745 5,685
Coinbase Global, Inc. Class A(Æ) 15,913 2,326
CoStar Group, Inc.(Æ) 30,248 857
Crown Castle, Inc.(ö) 31,499 2,385
Digital Realty Trust, Inc.(ö) 23,070 4,143
Equinix, Inc.(ö) 7,015 7,312
Equity Residential(ö) 25,176 1,710
Erie Indemnity Co. Class A 2,039 489
Essex Property Trust, Inc.(ö) 4,662 1,359
Everest Group, Ltd. 2,908 1,039
Extra Space Storage, Inc.(ö) 15,162 2,203
Federal Realty Investment Trust(ö) 5,749 710
Fifth Third Bancorp 64,243 3,621
Franklin Resources, Inc. 22,884 761
Global Payments, Inc. 17,000 1,234
Globe Life, Inc. 5,829 1,042
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Goldman Sachs Group, Inc. (The) 20,872 21,109
Hartford Insurance Group, Inc. (The) 19,923 2,640
Healthpeak Properties, Inc.(ö) 49,650 1,063
Host Hotels & Resorts, Inc.(ö) 45,667 1,083
Huntington Bancshares, Inc. 144,997 2,571
Interactive Brokers Group, Inc. Class A 32,206 2,803
Intercontinental Exchange, Inc. 40,568 4,994
Invesco, Ltd. 31,717 837
Invitation Homes, Inc.(ö) 40,793 1,232
Iron Mountain, Inc.(ö) 21,398 2,703
JPMorgan Chase & Co. 190,472 62,347
KeyCorp 66,937 1,543
Kimco Realty Corp.(ö) 48,757 1,236
KKR & Co., Inc. Class A 49,034 4,500
Loews Corp. 12,071 1,367
M&T Bank Corp. 10,362 2,466
Marsh & McLennan Cos., Inc. 34,583 5,764
Mastercard, Inc. Class A 57,087 29,320
MetLife, Inc. 38,236 3,235
Mid-America Apartment Communities, Inc.
(ö) 8,456 1,175
Moody's Corp. 10,630 4,815
Morgan Stanley 84,811 17,729
Nasdaq, Inc. 32,457 2,558
Northern Trust Corp. 13,299 2,312
PNC Financial Services Group, Inc. (The) 28,411 6,995
Principal Financial Group, Inc. 14,481 1,561
Progressive Corp. (The) 41,354 9,034
Prologis, Inc.(ö) 66,403 8,996
Prudential Financial, Inc. 25,171 2,717
Public Storage(ö) 11,284 3,592
Raymond James Financial, Inc. 12,272 1,866
Realty Income Corp.(ö) 65,713 4,072
Regency Centers Corp.(ö) 11,753 937
Regions Financial Corp. 60,377 1,823
Robinhood Markets, Inc. Class A(Æ) 56,464 5,662
S&P Global, Inc. 21,450 8,736
SBA Communications Corp.(ö) 7,781 1,373
Simon Property Group, Inc.(ö) 23,232 5,196
State Street Corp. 19,936 3,381
Synchrony Financial 23,799 1,810
T Rowe Price Group, Inc. 15,810 1,797
Travelers Cos., Inc. (The) 15,045 4,967
Truist Financial Corp. 88,138 4,391
UDR, Inc.(ö) 21,484 858
US Bancorp 111,040 6,707
Ventas, Inc.(ö) 33,929 3,013
VICI Properties, Inc.(ö) 79,015 2,098
Visa, Inc. Class A 117,425 40,287
W.R. Berkley Corp. 21,817 1,539
Wells Fargo & Co. 216,535 17,894
Welltower, Inc.(ö) 49,844 11,313
Weyerhaeuser Co.(ö) 51,471 1,232
Willis Towers Watson PLC 6,959 1,819
608,496

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
118 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Health Care - 8.7%
Abbott Laboratories 124,209 11,271
AbbVie, Inc. 125,022 31,461
Agilent Technologies, Inc. 20,458 2,717
Align Technology, Inc.(Æ) 4,756 802
Amgen, Inc. 38,168 13,821
Baxter International, Inc. 38,770 827
Becton Dickinson & Co. 19,495 2,950
Biogen, Inc.(Æ) 10,472 2,263
Bio-Techne Corp. 11,895 840
Boston Scientific Corp.(Æ) 105,939 4,521
Bristol-Myers Squibb Co. 145,474 8,382
Cardinal Health, Inc. 16,810 3,993
Cencora, Inc. Class A 13,897 3,933
Centene Corp.(Æ) 33,785 2,169
Charles River Laboratories International,
Inc.(Æ) 3,604 817
Cigna Group (The) 18,821 5,189
Cooper Cos, Inc. (The)(Æ) 14,738 1,057
CVS Health Corp. 90,845 9,398
Danaher Corp. 44,943 8,561
DaVita, Inc.(Æ) 2,542 566
Dexcom, Inc.(Æ) 27,474 1,850
Edwards Lifesciences Corp.(Æ) 41,454 3,750
Elevance Health, Inc. 15,365 5,942
Eli Lilly & Co. 56,237 67,452
GE HealthCare Technologies, Inc. 32,954 2,109
Gilead Sciences, Inc. 87,827 11,096
HCA Healthcare, Inc. 11,182 4,360
Henry Schein, Inc.(Æ) 7,147 597
Humana, Inc. 8,615 3,422
IDEXX Laboratories, Inc.(Æ) 5,694 2,998
Incyte Corp.(Æ) 12,086 1,370
Insulet Corp.(Æ) 5,296 806
Intuitive Surgical, Inc.(Æ) 25,048 9,961
IQVIA Holdings, Inc.(Æ) 12,268 2,370
Johnson & Johnson 170,409 43,279
Labcorp Holdings, Inc. 5,922 1,658
McKesson Corp. 8,505 6,426
Medtronic PLC 91,556 7,162
Merck & Co., Inc. 174,741 22,454
Moderna, Inc.(Æ) 25,124 1,759
Pfizer, Inc. 405,994 9,776
Quest Diagnostics, Inc. 7,957 1,687
Regeneron Pharmaceuticals, Inc. 7,197 4,488
ResMed, Inc. 10,537 2,053
Revvity, Inc. 8,302 924
Solventum Corp.(Æ) 10,532 813
STERIS PLC 7,094 1,494
Stryker Corp. 24,589 7,742
Thermo Fisher Scientific, Inc. 26,291 13,181
UnitedHealth Group, Inc. 64,250 26,704
Universal Health Services, Inc. Class B 4,117 612
Veeva Systems, Inc. Class A(Æ) 10,801 1,917
Vertex Pharmaceuticals, Inc.(Æ) 18,143 9,012
Viatris, Inc. 82,223 1,306
Waters Corp.(Æ) 7,094 2,661
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
West Pharmaceutical Services, Inc. 5,204 1,868
Zimmer Biomet Holdings, Inc. 14,157 1,219
Zoetis, Inc. Class A 30,155 2,167
405,983
Materials and Processing - 2.9%
Air Products and Chemicals, Inc. 15,905 4,663
Albemarle Corp. 8,630 1,165
Amcor PLC 33,006 1,431
Ball Corp. 19,623 1,224
Builders FirstSource, Inc.(Æ) 7,900 707
Carrier Global Corp. 56,122 4,117
CF Industries Holdings, Inc. 11,417 1,236
Copart, Inc.(Æ) 65,201 1,838
CRH PLC 47,890 5,124
Dow, Inc. 52,540 1,437
DuPont de Nemours, Inc. 9,865 1,338
Ecolab, Inc. 18,210 5,073
Fastenal Co. 82,002 3,939
Freeport-McMoRan, Inc. 102,622 6,454
General Electric Co. 73,786 27,576
International Flavors & Fragrances, Inc. 18,758 1,486
International Paper Co. 37,720 1,437
Johnson Controls International PLC 43,723 6,388
Lennox International, Inc. 2,280 1,306
Linde PLC 32,701 16,970
LyondellBasell Industries NV Class A 18,404 969
Martin Marietta Materials, Inc. 4,362 2,516
Masco Corp. 14,545 1,184
Mosaic Co. (The) 23,890 506
Newmont Corp. 75,530 7,055
Nucor Corp. 16,349 3,642
Packaging Corp. of America 6,544 1,559
PPG Industries, Inc. 16,432 1,993
Qnity Electronics, Inc. 14,963 2,444
Sherwin-Williams Co. (The) 16,469 5,671
Smurfit WestRock PLC 37,786 1,748
Steel Dynamics, Inc. 9,920 2,276
Trane Technologies PLC 15,811 7,766
Vulcan Materials Co. 9,181 2,708
136,946
Producer Durables - 7.3%
3M Co. 36,899 5,974
AMETEK, Inc. 16,445 3,979
Amphenol Corp. Class A 87,016 15,343
AO Smith Corp. 8,555 537
Aptiv PLC(Æ) 15,198 933
Automatic Data Processing, Inc. 28,267 6,330
Avery Dennison Corp. 5,761 935
Boeing Co. (The)(Æ) 56,072 12,138
Caterpillar, Inc. 32,576 34,690
CH Robinson Worldwide, Inc. 8,676 1,634
Cintas Corp. 24,277 4,129
Comfort Systems USA, Inc. 2,514 4,983
Corpay, Inc.(Æ) 4,625 1,541
CSX Corp. 132,808 6,312

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 119
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cummins, Inc. 9,870 7,039
Deere & Co. 17,784 11,281
Delta Air Lines, Inc. 46,405 4,346
Dover Corp. 9,635 2,161
EMCOR Group, Inc. 3,198 2,654
Emerson Electric Co. 40,142 5,746
Equifax, Inc. 8,816 1,399
Expeditors International of Washington, Inc. 9,694 1,580
FedEx Corp. 15,458 4,840
FedEx Freight Holding Co., Inc.(Æ) 7,823 1,181
Fortive Corp. 22,395 1,368
Gartner, Inc.(Æ) 5,035 653
GE Vernova, Inc. 19,003 22,326
Generac Holdings, Inc.(Æ) 4,245 1,243
General Dynamics Corp. 18,130 6,422
Honeywell Aerospace, Inc.(Æ) 22,400 4,952
Honeywell International, Inc. 22,401 5,015
Howmet Aerospace, Inc. 28,308 7,611
Huntington Ingalls Industries, Inc. 2,925 819
IDEX Corp. 5,414 1,229
Illinois Tool Works, Inc. 18,734 5,067
Ingersoll Rand, Inc. 25,432 2,085
Jacobs Solutions, Inc. 8,390 1,057
JB Hunt Transport Services, Inc. 5,459 1,580
Keysight Technologies, Inc.(Æ) 12,251 4,289
L3Harris Technologies, Inc. 13,350 3,879
Lockheed Martin Corp. 14,464 7,369
Mettler-Toledo International, Inc.(Æ) 1,489 1,902
Nordson Corp. 3,777 1,139
Norfolk Southern Corp. 16,043 5,047
Northrop Grumman Corp. 9,530 4,854
Old Dominion Freight Line, Inc. 13,290 2,879
Otis Worldwide Corp. 28,117 2,013
PACCAR, Inc. 37,517 4,507
Parker-Hannifin Corp. 8,921 8,726
Paychex, Inc. 23,363 2,297
Pentair PLC 12,332 945
Quanta Services, Inc. 10,651 7,669
Republic Services, Inc. Class A 14,374 3,063
Rockwell Automation, Inc. 8,027 3,974
Rollins, Inc. 21,870 913
Snap-on, Inc. 3,802 1,530
Southwest Airlines Co. 35,990 1,851
Stanley Black & Decker, Inc. 11,203 1,054
Teledyne Technologies, Inc.(Æ) 3,396 2,265
Textron, Inc. 12,598 1,156
Trade Desk, Inc. (The) Class A(Æ) 33,496 606
TransDigm Group, Inc. 3,958 5,272
Trimble, Inc.(Æ) 16,984 869
Union Pacific Corp. 42,006 11,426
United Airlines Holdings, Inc.(Æ) 23,388 3,181
United Parcel Service, Inc. Class B 52,790 5,675
United Rentals, Inc. 4,501 5,099
Veralto Corp. 17,960 1,593
Verisk Analytics, Inc. Class A 9,262 1,663
Vertiv Holdings Co. Class A 27,313 9,145
W.W. Grainger, Inc. 3,125 4,251
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Waste Management, Inc. 26,507 5,908
Westinghouse Air Brake Technologies Corp. 12,181 3,284
Xylem, Inc. 16,808 1,987
Zebra Technologies Corp. Class A(Æ) 3,512 925
337,317
Technology - 45.7%
Accenture PLC Class A 43,954 5,470
Adobe, Inc.(Æ) 28,574 5,858
Advanced Micro Devices, Inc.(Æ) 115,840 67,293
Airbnb, Inc. Class A(Æ) 29,534 4,226
Akamai Technologies, Inc.(Æ) 10,525 1,244
Allegion PLC 6,146 863
Alphabet, Inc. Class A 416,371 148,799
Alphabet, Inc. Class C 335,535 118,555
Analog Devices, Inc. 34,519 13,710
Apple, Inc. 1,043,800 302,034
Applied Materials, Inc. 56,123 40,577
AppLovin Corp. Class A(Æ) 19,019 9,799
Arista Networks, Inc.(Æ) 73,044 12,409
Autodesk, Inc.(Æ) 15,132 2,942
Block, Inc. Class A(Æ) 37,866 2,878
Booking Holdings, Inc. 54,812 9,770
Broadcom, Inc. 336,131 126,973
Broadridge Financial Solutions, Inc. 8,549 1,171
Cadence Design Systems, Inc.(Æ) 19,435 7,294
CDW Corp. 9,279 1,305
Ciena Corp.(Æ) 10,058 4,934
Cisco Systems, Inc. 279,444 32,823
Cognizant Technology Solutions Corp.
Class A 34,154 1,323
Coherent Corp.(Æ) 13,394 5,284
Corning, Inc. 55,721 14,233
Corteva, Inc. 48,042 4,069
Crowdstrike Holdings, Inc. Class A(Æ) 17,988 13,727
Datadog, Inc. Class A(Æ) 23,431 6,100
Dell Technologies, Inc. Class C 20,467 8,831
DoorDash, Inc. Class A(Æ) 26,689 4,925
EchoStar Corp. Class A(Æ) 9,724 987
Electronic Arts, Inc. 16,088 3,299
F5, Inc.(Æ) 4,024 1,674
Fair Isaac Corp.(Æ) 1,640 1,959
Fidelity National Information Services, Inc. 36,993 1,438
Fiserv, Inc.(Æ) 38,910 1,909
Flex, Ltd.(Æ) 25,987 4,212
Fortinet, Inc.(Æ) 44,033 6,764
Gen Digital, Inc. 39,364 980
GoDaddy, Inc. Class A(Æ) 10,184 864
Hewlett Packard Enterprise Co. 94,855 4,279
HP, Inc. 67,201 1,474
Intel Corp.(Æ) 334,224 46,668
International Business Machines Corp. 66,498 18,700
Intuit, Inc. 19,876 5,188
Jabil, Inc. 7,544 2,908
Jack Henry & Associates, Inc. 5,278 727
KLA Corp. 92,409 27,881
Lam Research Corp. 88,399 38,306

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
120 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Leidos Holdings, Inc. 9,362 964
Lumentum Holdings, Inc.(Æ) 5,502 4,721
Marvell Technology, Inc. 61,946 18,453
Meta Platforms, Inc. Class A 155,896 87,815
Microchip Technology, Inc. 38,640 3,524
Micron Technology, Inc. 80,025 92,372
Microsoft Corp. 527,911 196,921
Monolithic Power Systems, Inc. 3,477 4,806
Motorola Solutions, Inc. 11,834 4,915
MSCI, Inc. Class A 5,249 2,940
NetApp, Inc. 14,131 2,187
NVIDIA Corp. 1,721,467 344,448
NXP Semiconductors NV 17,978 5,052
ON Semiconductor Corp.(Æ) 27,700 2,619
Oracle Corp. 120,057 17,594
Palantir Technologies, Inc. Class A(Æ) 162,435 18,951
Palo Alto Networks, Inc.(Æ) 57,362 19,562
PayPal Holdings, Inc. 62,410 2,695
PTC, Inc.(Æ) 8,705 989
QUALCOMM, Inc. 74,520 13,771
Roper Technologies, Inc. 7,137 2,415
Salesforce, Inc. 57,898 9,070
Sandisk Corp.(Æ) 10,470 23,806
Seagate Technology Holdings PLC 15,854 15,299
ServiceNow, Inc.(Æ) 72,943 7,242
Skyworks Solutions, Inc. 11,320 767
Super Micro Computer, Inc.(Æ) 36,802 1,079
Synopsys, Inc.(Æ) 13,667 6,096
Take-Two Interactive Software, Inc.(Æ) 12,582 3,145
TE Connectivity PLC 20,962 4,226
Teradyne, Inc. 11,177 5,408
Texas Instruments, Inc. 64,341 19,178
Tyler Technologies, Inc.(Æ) 3,074 899
Uber Technologies, Inc.(Æ) 144,009 10,392
VeriSign, Inc. 6,038 1,519
Western Digital Corp. 24,499 15,648
Workday, Inc. Class A(Æ) 14,399 1,763
2,122,887
Utilities - 3.0%
AES Corp. (The) 54,184 794
Alliant Energy Corp. 18,359 1,401
Ameren Corp. 19,992 2,260
American Electric Power Co., Inc. 38,629 5,285
American Water Works Co., Inc. 14,292 1,881
APA Corp. 25,326 825
AT&T, Inc. 491,816 10,181
Atmos Energy Corp. 11,967 2,062
CenterPoint Energy, Inc. 47,805 2,105
CMS Energy Corp. 21,889 1,674
ConocoPhillips 86,195 8,961
Consolidated Edison, Inc. 26,107 2,888
Constellation Energy Corp. 22,540 5,598
Dominion Energy, Inc. 60,990 4,165
DTE Energy Co. 14,836 2,261
Duke Energy Corp. 55,552 7,032
Edison International 28,175 2,098
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Entergy Corp. 32,313 3,711
Evergy, Inc. 16,442 1,421
Eversource Energy 27,473 1,985
Exelon Corp. 73,062 3,406
Expand Energy Corp. 17,222 1,570
FirstEnergy Corp. 38,069 1,810
NextEra Energy, Inc. 147,555 12,951
NiSource, Inc. 34,613 1,646
NRG Energy, Inc. 15,362 2,244
PG&E Corp. 158,979 2,674
Pinnacle West Capital Corp. 8,550 915
PPL Corp. 53,506 1,945
Public Service Enterprise Group, Inc. 35,657 2,894
Sempra 46,624 4,322
Southern Co. (The) 78,657 7,528
T-Mobile US, Inc. 32,906 5,519
Verizon Communications, Inc. 295,421 12,508
Vistra Corp. 22,752 3,609
WEC Energy Group, Inc. 23,541 2,749
Xcel Energy, Inc. 42,251 3,393
140,271
Total Common Stocks
(cost $3,392,743) 4,582,798
Warrants and Rights - 0.0%
TPG, Inc.(Æ)(Š)
Rights 17,277 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 1.3%
State Street Institutional U.S. Government
Money Market Fund 58,666,187 58,666
Total Short-Term Investments
(cost $58,666) 58,666
Total Investments - 100.0%
(cost $3,451,409) 4,641,464
Other Assets net of Liabilities
- (0.0)%
(596)
Net Assets - 100.0%
4,640,868

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 121
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 168 USD 63,405 09/18/2026 456
Total Futures Contracts (å) 456
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 555,124 $ — $ — $ 555,124
Consumer Staples 137,207 — — 137,207
Energy 138,567 — — 138,567
Financial Services 608,496 — — 608,496
Health Care 405,983 — — 405,983
Materials and Processing 136,946 — — 136,946
Producer Durables 337,317 — — 337,317
Technology 2,122,887 — — 2,122,887
Utilities 140,271 — — 140,271
Warrants and Rights — — — —
Short-Term Investments 58,666 — — 58,666
Total Investments
4,641,464 — — 4,641,464
Derivatives
Assets
Futures Contracts 456 — — 456
Total Derivatives
*
$ 456 $ — $ — $ 456
* Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Ireland ................................................................................................
5,470 0 .1
Netherlands ........................................................................................
5,052 0 .1
Switzerland ........................................................................................
4,226 0 .1
United States ......................................................................................
4,626,716 99 .7
Total Investments ............................................................................... 4,641,464 100 .0

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
122 Venerable Large Cap Index Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 3,451,409
Investments, at fair value .............................................................................................................................................................
4,641,464
Cash .............................................................................................................................................................................................. 20
Receivables:
Dividends and interest ...................................................................................................................................................... 2,263
From broker(a) ................................................................................................................................................................. 4,210
Variation margin on futures contracts .............................................................................................................................. 403
Total assets ...............................................................................................................................................................
4,648,360
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 5,698
Accrued fees to affiliates .................................................................................................................................................. 1,633
Other accrued expenses .................................................................................................................................................... 161
Total liabilities ...........................................................................................................................................................
7,492
Net Assets ...............................................................................................................................................................
$ 4,640,868
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 1,228,042
Paid-in capital ..............................................................................................................................................................................
3,412,826
Net Assets ...............................................................................................................................................................
$ 4,640,868
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 4,210
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 11.43
Class I — Net assets ............................................................................................................................................................ $ 1,376,321,421
Class I — Shares outstanding ............................................................................................................................................. 120,402,604
Net asset value per share: Class V (#) .......................................................................................................................................... $ 13.72
Class V — Net assets ........................................................................................................................................................... $ 3,264,546,723
Class V — Shares outstanding ............................................................................................................................................ 237,935,150
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 123
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 28,185
Interest .............................................................................................................................................................................. 69
Total investment income .............................................................................................................................................................
28,254
Expenses
Advisory fees ................................................................................................................................................................... 3,418
Administrative fees .......................................................................................................................................................... 2,279
Distribution fees - Class V ............................................................................................................................................... 4,778
Professional fees .............................................................................................................................................................. 146
Trustees’ fees .................................................................................................................................................................... 77
Printing fees ..................................................................................................................................................................... 26
Miscellaneous .................................................................................................................................................................. 123
Expenses before reductions .............................................................................................................................................. 10,847
Expense reductions .......................................................................................................................................................... (896)
Net expenses ................................................................................................................................................................................
9,951
Net investment income (loss) .......................................................................................................................................................
18,303
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 21,570
Futures contracts .............................................................................................................................................................. 2,680
Net realized gain (loss) ................................................................................................................................................................
24,250
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 393,899
Futures contracts .............................................................................................................................................................. 413
Net change in unrealized appreciation (depreciation) ................................................................................................................. 394,312
Net realized and unrealized gain (loss) ........................................................................................................................................ 418,562
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 436,865

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
124 Venerable Large Cap Index Fund
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 18,303 $ 29,505
Net realized gain (loss) ................................................................................................................ 24,250 35,358
Net change in unrealized appreciation (depreciation) ................................................................. 394,312 535,330
Net increase (decrease) in net assets from operations ....................................................................... 436,865 600,193
Distributions
To shareholders
Class I ....................................................................................................................................... (26,168) —
Class V ..................................................................................................................................... (44,328) (33,493)
Net decrease in net assets from distributions ..................................................................................... (70,496) (33,493)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (409,854) 756,342
Total Net Increase (Decrease) in Net Assets ...................................................................
(43,485) 1,323,042
Net Assets
Beginning of period ........................................................................................................................... 4,684,353 3,361,311
End of period ......................................................................................................................................
$ 4,640,868 $ 4,684,353
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class I (1)
Proceeds from shares sold 179 $ 1,964 144,170 $ 1,441,723
Proceeds from reinvestment of distributions 2,312 26,168 — —
Payments for shares redeemed (15,411) (170,460) (10,848) (113,220)
Net increase (decrease)
(12,920) (142,328) 133,322 1,328,503
Class V
Proceeds from shares sold 203 2,466 575 6,044
Proceeds from reinvestment of distributions 3,262 44,328 2,982 33,493
Payments for shares redeemed (24,120) (314,320) (53,312) (611,698)
Net increase (decrease)
(20,655) (267,526) (49,755) (572,161)
Total increase (decrease)
(33,575) $ (409,854) 83,567 $ 756,342

See accompanying notes which are an integral part of the financial statements.
Venerable Large Cap Index Fund 125
Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
06/30/26 (ƣ) 12/31/25 (£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.59 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)
.05 .03
$ Net Realized and Unrealized Gain (Loss) 1.01 .56
$ Total from Investment Operations 1.06 .59
Less distributions:
– –
$ Distributions from Net Investment Income (.10) —
$ Distributions from Net Realized Gain (.12) —
$ Total Distributions (.22) —
$ Net Asset Value, End of Period 11.43 10.59
% Total Return
( ±)( ǿ)
10.03 5.90
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 1,376,321 1,411,849
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.27 .28
% Expenses, Net
(ɯ)
.27 .28
% Net Investment Income
(ɯ)
.97 .86
% Portfolio Turnover Rate
(ǿ)
1 20
Class V
06/30/26 (ƣ) 12/31/25 12/31/24 (ſ)
Per-Share Data – – –
$ Net Asset Value, Beginning of Period 12.66 10.90 10.00
Income (loss) from investment operations:
— — —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.05 .09 .03
$ Net Realized and Unrealized Gain (Loss) 1.20 1.78 .87
$ Total from Investment Operations 1.25 1.87 .90
Less distributions:
– – –
$ Distributions from Net Investment Income (.07) (.03) —
$ Distributions from Net Realized Gain (.12) (.08) —
$ Total Distributions (.19) (.11) —
$ Net Asset Value, End of Period 13.72 12.66 10.90
% Total Return
( ±)( ǿ)
9.87 17.30 9.00
– – –
Ratios/Supplemental Data – – –
$ Net Assets, End of Period (000) 3,264,547 3,272,504 3,361,311
Ratio to average net assets:
– – –
% Expenses, Gross
(ɯ)
.57 .57 .58
% Expenses, Net
(Ƃ)(ɯ)
.51 .51 .51
% Net Investment Income
(Ƃ)(ɯ)
.73 .79 .87
% Portfolio Turnover Rate
(ǿ)
1 20 18

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
126 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 98.2%
Consumer Discretionary - 12.9%
Advanced Energy Industries, Inc. 2,984 1,113
Amer Sports, Inc.(Æ) 14,546 492
APi Group Corp.(Æ) 30,215 1,280
AutoNation, Inc.(Æ) 2,047 380
Avis Budget Group, Inc.(Æ) 1,349 199
Axon Enterprise, Inc.(Æ) 6,118 3,430
Bath & Body Works, Inc. 16,176 374
Best Buy Co., Inc. 15,595 1,183
Birkenstock Holding PLC(Æ) 3,441 148
BJ's Wholesale Club Holdings, Inc.(Æ) 10,164 887
BorgWarner, Inc. 16,304 1,083
Boyd Gaming Corp. 4,325 382
Bright Horizons Family Solutions, Inc.(Æ) 4,406 312
Brunswick Corp. 5,033 424
Burlington Stores, Inc.(Æ) 4,829 1,530
Caesars Entertainment, Inc.(Æ) 15,905 480
CarMax, Inc.(Æ) 11,010 582
Carnival Corp., Ltd. 101,086 2,888
Cava Group, Inc.(Æ) 7,669 602
Charter Communications, Inc. Class A(Æ) 6,359 904
Chewy, Inc. Class A(Æ) 17,676 347
Chipotle Mexican Grill, Inc. Class A(Æ) 101,189 3,440
Choice Hotels International, Inc. 2,082 230
Churchill Downs, Inc. 5,197 466
Columbia Sportswear Co. 2,034 126
Coupang, Inc.(Æ) 100,527 1,746
Crocs, Inc.(Æ) 3,865 466
Curtiss-Wright Corp. 2,920 2,213
Darden Restaurants, Inc. 9,069 1,868
Deckers Outdoor Corp.(Æ) 11,150 1,107
Dick's Sporting Goods, Inc. 4,863 1,103
Dillard's, Inc. Class A 237 125
Dollar General Corp. 17,432 2,007
Dollar Tree, Inc.(Æ) 14,424 1,745
Domino's Pizza, Inc. 2,437 721
DR Horton, Inc. 19,883 3,239
DraftKings, Inc. Class A(Æ) 36,907 932
Duolingo, Inc.(Æ) 2,913 335
Dutch Bros, Inc. Class A(Æ) 9,385 674
eBay, Inc. 35,188 3,932
Expedia Group, Inc. 8,908 2,279
FactSet Research Systems, Inc. 2,878 662
Ferguson Enterprises, Inc. 15,163 3,599
Five Below, Inc.(Æ) 4,131 743
Floor & Decor Holdings, Inc. Class A(Æ) 8,370 497
Flutter Entertainment PLC(Æ) 11,223 1,147
Ford Motor Co. 309,759 4,306
Fox Corp. Class A 15,849 827
Fox Corp. Class B 11,593 543
Freshpet, Inc.(Æ) 3,837 227
GameStop Corp. Class A(Æ) 31,542 696
Gap, Inc. (The) 17,621 329
Garmin, Ltd. 13,021 3,093
Genuine Parts Co. 10,658 1,257
Grand Canyon Education, Inc.(Æ) 2,157 309
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Hasbro, Inc. 10,830 894
Hubbell, Inc. 4,111 2,151
Hyatt Hotels Corp. Class A 3,086 598
Karman Holdings, Inc.(Æ) 5,420 271
Las Vegas Sands Corp. 21,861 1,010
Lear Corp. 3,962 531
Lennar Corp. Class A 15,759 1,426
Lennar Corp. Class B 829 74
Leonardo DRS, Inc. 5,805 248
Liberty Broadband Corp. Class A(Æ) 1,438 48
Liberty Broadband Corp. Class C(Æ) 8,913 296
Liberty Global, Ltd. Class A(Æ) 13,539 154
Liberty Global, Ltd. Class C(Æ) 10,840 119
Liberty Live Holdings, Inc. Class A(Æ) 1,591 161
Liberty Live Holdings, Inc. Class C(Æ) 3,744 396
Liberty Media Corp. Class A(Æ) 1,836 161
Liberty Media Corp. Class C(Æ) 17,201 1,636
Lithia Motors, Inc. Class A 1,832 532
Live Nation Entertainment, Inc.(Æ) 12,670 2,320
Lululemon Athletica, Inc.(Æ) 7,974 910
Macy's, Inc. 20,511 483
Madison Square Garden Sports Corp. Class
A(Æ) 1,238 497
Mattel, Inc.(Æ) 24,312 337
MGM Resorts International(Æ) 15,743 753
New York Times Co. (The) Class A 12,331 863
News Corp. Class A 29,429 731
News Corp. Class B 9,562 268
Nexstar Media Group, Inc. Class A 2,206 394
Norwegian Cruise Line Holdings, Ltd.(Æ) 34,871 736
nVent Electric PLC 12,733 2,160
NVR, Inc.(Æ) 208 1,417
Ollie's Bargain Outlet Holdings, Inc.(Æ) 4,811 370
Omnicom Group, Inc. 22,436 1,634
On Holding AG Class A(Æ) 17,358 615
Penske Automotive Group, Inc. 1,406 252
People, Inc.(Æ) 5,089 235
Planet Fitness, Inc. Class A(Æ) 6,367 332
PulteGroup, Inc. 14,925 2,048
PVH Corp. 3,499 260
QXO, Inc.(Æ) 75,653 1,307
Ralph Lauren Corp. Class A 2,915 1,170
RB Global, Inc. 14,735 1,716
Restaurant Brands International, Inc. 27,176 1,971
Rivian Automotive, Inc. Class A(Æ) 66,624 1,156
Rocket Lab Corp.(Æ) 42,565 4,327
Royal Caribbean Cruises, Ltd. 19,929 6,328
Sensata Technologies Holding PLC 11,133 531
Service Corp. International 10,604 805
SharkNinja, Inc.(Æ) 6,389 973
Sirius Xm Holdings, Inc. 14,758 436
Somnigroup International, Inc. 15,527 1,217
Tapestry, Inc. 15,709 2,299
Texas Roadhouse, Inc. Class A 5,144 994
Thor Industries, Inc. 3,960 298
TKO Group Holdings, Inc. 5,100 1,027
Toll Brothers, Inc. 7,243 1,193

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 127
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Tractor Supply Co. 40,834 1,291
Travel + Leisure Co. 4,829 369
Ulta Beauty, Inc.(Æ) 3,406 1,536
Vail Resorts, Inc. 2,710 369
Valvoline, Inc.(Æ) 9,994 395
Versant Media Group, Inc. 11,190 403
VF Corp. 27,625 461
Vicor Corp.(Æ) 1,943 738
Viking Holdings, Ltd.(Æ) 14,032 1,469
Warner Bros. Discovery, Inc.(Æ) 190,629 5,082
Wayfair, Inc. Class A(Æ) 8,246 762
Whirlpool Corp. 4,404 174
Williams-Sonoma, Inc. 9,260 2,159
Wingstop, Inc. 2,175 377
Wyndham Hotels & Resorts, Inc. 5,820 490
Wynn Resorts, Ltd. 5,858 569
YETI Holdings, Inc.(Æ) 5,959 295
Yum! Brands, Inc. 21,902 3,501
Zillow Group, Inc. Class A(Æ) 3,949 124
Zillow Group, Inc. Class C(Æ) 12,972 409
143,051
Consumer Staples - 4.1%
Albertsons Cos., Inc. Class A 27,445 371
Aramark 20,042 1,140
Archer-Daniels-Midland Co. 38,010 2,904
Brown-Forman Corp. Class A 3,429 94
Brown-Forman Corp. Class B 11,014 294
Bunge Global SA 10,521 1,123
Campbell's Co. (The) 15,076 336
Casey's General Stores, Inc. 2,920 2,321
Celsius Holdings, Inc.(Æ) 12,920 378
Church & Dwight Co., Inc. 18,455 1,788
Clorox Co. (The) 9,361 893
Coca-Cola Consolidated, Inc. 4,348 830
Conagra Brands, Inc. 37,424 504
Constellation Brands, Inc. Class A 10,925 1,520
elf Beauty, Inc.(Æ) 4,497 333
Estee Lauder Cos., Inc. (The) Class A 19,554 1,544
General Mills, Inc. 40,987 1,426
Hershey Co. (The) 11,586 2,033
Hormel Foods Corp. 22,229 552
Ingredion, Inc. 4,962 470
JBS NV Class A 25,846 306
JM Smucker Co. (The) 7,958 895
Kenvue, Inc. 150,200 2,870
Keurig Dr Pepper, Inc. 102,677 3,361
Kimberly-Clark Corp. 26,167 2,872
Kraft Heinz Co. (The) 67,755 1,600
Kroger Co. (The) 44,626 2,478
McCormick & Co., Inc. 19,447 981
Molson Coors Beverage Co. Class B 12,707 495
Performance Food Group Co.(Æ) 11,726 1,311
Pilgrim's Pride Corp. 3,250 91
Post Holdings, Inc.(Æ) 3,541 313
Primo Brands Corp. Class A 19,830 485
Reynolds Consumer Products, Inc. 4,285 115
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Seaboard Corp. 20 89
Smithfield Foods, Inc. 3,553 86
Sprouts Farmers Market, Inc.(Æ) 7,521 636
Sysco Corp. 37,903 3,168
Tyson Foods, Inc. Class A 21,262 1,217
US Foods Holding Corp.(Æ) 17,236 1,762
45,985
Energy - 4.9%
Almonty Industries, Inc.(Æ) 17,181 285
Antero Resources Corp.(Æ) 22,265 782
Baker Hughes Co. 78,653 4,365
Devon Energy Corp. 89,296 3,690
Diamondback Energy, Inc. 15,111 2,656
Enphase Energy, Inc.(Æ) 9,900 488
EQT Corp. 47,797 2,541
First Solar, Inc.(Æ) 8,054 1,900
Halliburton Co. 66,041 2,242
HF Sinclair Corp. 11,964 833
Kinder Morgan, Inc. 154,132 4,928
Marathon Petroleum Corp. 23,315 5,961
Matador Resources Co. 9,183 457
NOV, Inc. 27,855 517
Occidental Petroleum Corp. 57,467 2,791
ONEOK, Inc. 49,951 4,343
Phillips 66 31,772 5,371
Range Resources Corp. 18,362 683
Solv Energy, Inc. Class A(Æ) 3,063 104
Targa Resources Corp. 16,822 4,511
TechnipFMC PLC 30,771 2,040
Texas Pacific Land Corp. 4,664 2,041
Viper Energy, Inc. Class A 14,474 614
Weatherford International PLC 5,398 440
54,583
Financial Services - 18.6%
Affiliated Managers Group, Inc. 2,099 710
Affirm Holdings, Inc.(Æ) 22,182 1,809
AGNC Investment Corp.(ö) 90,703 989
Agree Realty Corp.(ö) 9,368 710
Alexandria Real Estate Equities, Inc.(ö) 13,179 696
Allstate Corp. (The) 20,326 4,836
Ally Financial, Inc. 21,458 986
American Financial Group, Inc. 5,142 720
American Healthcare REIT, Inc.(ö) 15,125 789
American Homes 4 Rent, LP Class A(ö) 26,568 891
American International Group, Inc. 42,225 3,147
Americold Realty Trust, Inc.(ö) 22,169 348
Ameriprise Financial, Inc. 7,189 3,298
Annaly Capital Management, Inc.(ö) 58,145 1,300
Applied Digital Corp.(Æ) 20,174 752
Arch Capital Group, Ltd.(Æ) 27,059 2,626
Ares Management Corp. Class A 15,596 1,736
Assurant, Inc. 3,834 1,030
Assured Guaranty, Ltd. 3,444 276
AvalonBay Communities, Inc.(ö) 10,928 2,062
Axis Capital Holdings, Ltd. 5,709 613

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
128 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Bank OZK 8,385 437
BitMine Immersion Technologies, Inc. 44,664 594
Blue Owl Capital, Inc. 50,904 445
BOK Financial Corp. 1,493 207
Brighthouse Financial, Inc.(Æ) 4,390 278
Brixmor Property Group, Inc.(ö) 23,674 746
Brown & Brown, Inc. 23,378 1,500
BXP, Inc.(ö) 12,167 807
Camden Property Trust(ö) 8,208 940
Carlyle Group, Inc. (The) 20,079 846
Cboe Global Markets, Inc. 8,296 2,013
CBRE Group, Inc. Class A(Æ) 22,847 3,077
Central Bancompany, Inc. 1,569 48
Cincinnati Financial Corp. 11,820 2,188
Circle Internet Group, Inc.(Æ) 14,162 887
Citizens Financial Group, Inc. 32,961 2,310
CNA Financial Corp. 1,818 88
Coinbase Global, Inc. Class A(Æ) 17,109 2,501
Columbia Banking System, Inc. 22,464 720
Commerce Bancshares, Inc. 10,467 604
Corebridge Financial, Inc. 21,080 604
CoStar Group, Inc.(Æ) 32,077 908
Cousins Properties, Inc.(ö) 13,126 394
Credit Acceptance Corp.(Æ) 303 193
Crown Castle, Inc.(ö) 34,582 2,619
CubeSmart(ö) 17,602 700
Cullen/Frost Bankers, Inc. 4,568 706
Digital Realty Trust, Inc.(ö) 27,706 4,975
East West Bancorp, Inc. 10,495 1,355
EastGroup Properties, Inc.(ö) 4,117 834
EPR Properties(ö) 5,867 340
Equitable Holdings, Inc. 21,934 962
Equity LifeStyle Properties, Inc. Class A(ö) 14,936 963
Equity Residential(ö) 29,098 1,977
Essex Property Trust, Inc.(ö) 5,068 1,478
Evercore, Inc. Class A 2,829 966
Everest Group, Ltd. 3,188 1,139
Extra Space Storage, Inc.(ö) 16,616 2,414
Federal Realty Investment Trust(ö) 6,615 817
Fidelity National Financial, Inc. 20,001 943
Fifth Third Bancorp 71,677 4,040
First American Financial Corp. 7,650 525
First Citizens BancShares, Inc. Class A 634 1,319
First Hawaiian, Inc. 9,690 284
First Horizon Corp. 36,938 947
First Industrial Realty Trust, Inc.(ö) 9,834 603
FNB Corp. 27,307 521
Franklin Resources, Inc. 20,614 686
Freedom Holding Corp.(Æ) 1,417 185
Galaxy Digital, Inc. Class A(Æ) 14,797 405
Gaming and Leisure Properties, Inc.(ö) 21,107 940
Global Payments, Inc. 18,046 1,309
Globe Life, Inc. 6,116 1,093
Hamilton Lane, Inc. Class A 3,216 254
Hanover Insurance Group, Inc. (The) 2,750 589
Hartford Insurance Group, Inc. (The) 21,585 2,860
Healthcare Realty Trust, Inc.(ö) 25,803 520
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Healthpeak Properties, Inc.(ö) 53,261 1,140
Host Hotels & Resorts, Inc.(ö) 52,679 1,249
Houlihan Lokey, Inc. Class A 4,206 564
Howard Hughes Holdings, Inc.(Æ) 2,505 179
Huntington Bancshares, Inc. 159,631 2,830
Invesco, Ltd. 28,300 747
Invitation Homes, Inc.(ö) 47,013 1,420
IREN, Ltd.(Æ) 25,587 1,170
Iron Mountain, Inc.(ö) 23,446 2,961
Janus Living, Inc. Class A(ö) 3,670 105
Jefferies Financial Group, Inc. 11,761 588
Jones Lang LaSalle, Inc.(Æ) 3,625 1,124
KeyCorp 73,391 1,692
Kilroy Realty Corp.(ö) 9,121 342
Kimco Realty Corp.(ö) 51,333 1,301
Kinsale Capital Group, Inc. 1,700 561
Lamar Advertising Co. Class A(ö) 6,708 1,046
Lazard, Inc. 7,234 303
Lincoln National Corp. 13,391 473
Lineage, Inc.(ö) 5,413 234
Loews Corp. 12,947 1,466
LPL Financial Holdings, Inc. 6,333 1,784
M&T Bank Corp. 11,661 2,775
Markel Group, Inc.(Æ) 958 1,871
Medical Properties Trust, Inc.(ö) 40,378 187
MGIC Investment Corp. 17,286 487
Mid-America Apartment Communities, Inc.
(ö) 8,941 1,242
Millrose Properties, Inc. Class A(ö) 12,036 362
Morningstar, Inc. 1,639 256
Nasdaq, Inc. 35,411 2,791
National Storage Affiliates Trust(ö) 5,410 241
NIQ Global Intelligence PLC(Æ) 4,240 40
NNN REIT, Inc.(ö) 14,686 683
Northern Trust Corp. 14,549 2,529
Old Republic International Corp. 17,771 727
Omega Healthcare Investors, Inc.(ö) 22,934 1,093
OneMain Holdings, Inc. 9,259 565
Pinnacle Financial Partners, Inc. 11,446 1,155
Popular, Inc. 4,941 811
Primerica, Inc. 2,473 703
Principal Financial Group, Inc. 16,705 1,800
Prosperity Bancshares, Inc. 9,070 662
Prudential Financial, Inc. 27,572 2,976
Raymond James Financial, Inc. 13,702 2,083
Rayonier, Inc.(ö) 23,062 491
Realty Income Corp.(ö) 73,968 4,583
Regency Centers Corp.(ö) 13,880 1,107
Regions Financial Corp. 66,614 2,012
Reinsurance Group of America, Inc. Class A 5,068 1,078
RenaissanceRe Holdings, Ltd. 3,309 1,049
Rexford Industrial Realty, Inc.(ö) 17,922 600
Rithm Capital Corp.(ö) 43,475 408
RLI Corp. 6,433 380
Robinhood Markets, Inc. Class A(Æ) 60,894 6,106
Rocket Cos., Inc. Class A(Æ) 76,776 1,209
Ryan Specialty Holdings, Inc. Class A 8,513 321

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 129
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
SBA Communications Corp.(ö) 8,128 1,434
SEI Investments Co. 7,850 689
Shift4 Payments, Inc. Class A(Æ) 5,205 253
Simon Property Group, Inc.(ö) 25,329 5,665
SLM Corp. 15,907 413
SoFi Technologies, Inc.(Æ) 100,061 1,794
SouthState Bank Corp. 7,537 753
STAG Industrial, Inc.(ö) 14,345 546
Starwood Property Trust, Inc.(ö) 26,885 440
State Street Corp. 21,413 3,632
Stifel Financial Corp. 11,530 804
Sun Communities, Inc.(ö) 9,410 1,128
Synchrony Financial 26,678 2,029
T Rowe Price Group, Inc. 16,607 1,888
TeraWulf, Inc.(Æ) 28,645 708
TFS Financial Corp. 4,553 81
TPG, Inc. 10,843 440
Tradeweb Markets, Inc. Class A 9,059 903
UDR, Inc.(ö) 25,689 1,025
UL Solutions, Inc. Class A 6,082 620
Unum Group 12,758 1,141
UWM Holdings Corp. 13,633 31
Ventas, Inc.(ö) 38,386 3,409
VICI Properties, Inc.(ö) 86,023 2,284
Virtu Financial, Inc. Class A 6,245 372
Vornado Realty Trust(ö) 13,579 534
Voya Financial, Inc. 7,306 661
W.R. Berkley Corp. 17,976 1,268
Webster Financial Corp. 12,315 941
Western Alliance Bancorp 8,206 675
Western Union Co. (The) 25,670 198
WEX, Inc.(Æ) 2,669 377
Weyerhaeuser Co.(ö) 55,689 1,333
White Mountains Insurance Group, Ltd. 190 394
Willis Towers Watson PLC 7,346 1,920
Wintrust Financial Corp. 5,067 814
WP Carey, Inc.(ö) 17,514 1,252
XP, Inc. Class A 31,119 506
Zions Bancorp National Association 11,273 780
206,724
Health Care - 10.4%
Agilent Technologies, Inc. 22,378 2,973
Align Technology, Inc.(Æ) 5,154 869
Alnylam Pharmaceuticals, Inc.(Æ) 10,555 3,177
Arrowhead Pharmaceuticals, Inc.(Æ) 10,690 871
Ascendis Pharma A/S(Æ) 3,942 1,051
Avantor, Inc.(Æ) 51,948 514
Axsome Therapeutics, Inc.(Æ) 3,416 836
Baxter International, Inc. 39,371 839
Becton Dickinson & Co. 22,527 3,409
Biogen, Inc.(Æ) 11,665 2,520
BioMarin Pharmaceutical, Inc.(Æ) 14,604 836
Bio-Rad Laboratories, Inc. Class A(Æ) 1,423 418
Bio-Techne Corp. 11,846 837
BridgeBio Pharma, Inc.(Æ) 13,392 997
Bruker Corp. 8,032 483
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cardinal Health, Inc. 18,557 4,408
Caris Life Sciences, Inc.(Æ) 9,750 174
Cencora, Inc. Class A 14,798 4,188
Centene Corp.(Æ) 39,096 2,510
Charles River Laboratories International,
Inc.(Æ) 3,749 850
Chemed Corp. 1,081 503
Cooper Cos, Inc. (The)(Æ) 15,001 1,076
Corcept Therapeutics, Inc.(Æ) 7,225 628
DaVita, Inc.(Æ) 2,760 614
Dexcom, Inc.(Æ) 30,032 2,023
Doximity, Inc. Class A(Æ) 10,498 218
Edwards Lifesciences Corp.(Æ) 45,172 4,086
Elanco Animal Health, Inc.(Æ) 37,781 930
Encompass Health Corp. 7,746 783
Ensign Group, Inc. (The) 4,473 717
Envista Holdings Corp.(Æ) 12,800 337
Exelixis, Inc.(Æ) 20,236 1,101
GE HealthCare Technologies, Inc. 36,005 2,305
Globus Medical, Inc. Class A(Æ) 8,721 689
Guardant Health, Inc.(Æ) 10,082 1,513
Halozyme Therapeutics, Inc.(Æ) 9,007 705
Henry Schein, Inc.(Æ) 7,805 652
Humana, Inc. 9,518 3,781
IDEXX Laboratories, Inc.(Æ) 6,258 3,294
Illumina, Inc.(Æ) 11,793 2,074
Incyte Corp.(Æ) 13,104 1,486
Insmed, Inc.(Æ) 16,987 1,811
Insulet Corp.(Æ) 5,383 820
Ionis Pharmaceuticals, Inc.(Æ) 13,017 1,032
IQVIA Holdings, Inc.(Æ) 12,980 2,508
Jazz Pharmaceuticals PLC(Æ) 4,525 1,090
Labcorp Holdings, Inc. 6,421 1,798
Madrigal Pharmaceuticals, Inc.(Æ) 1,418 761
Medline, Inc. Class A(Æ) 35,536 1,402
Medpace Holdings, Inc.(Æ) 1,827 968
Moderna, Inc.(Æ) 28,820 2,018
Molina Healthcare, Inc.(Æ) 3,908 894
Natera, Inc.(Æ) 10,823 2,938
Neurocrine Biosciences, Inc.(Æ) 7,840 1,321
Organon & Co. 19,954 270
Penumbra, Inc.(Æ) 2,947 931
QIAGEN NV 15,557 608
Quest Diagnostics, Inc. 8,558 1,814
Repligen Corp.(Æ) 4,051 553
ResMed, Inc. 11,512 2,243
Revolution Medicines, Inc.(Æ) 15,146 2,837
Revvity, Inc. 8,711 969
Roivant Sciences, Ltd.(Æ) 38,768 1,372
Royalty Pharma PLC Class A 32,789 1,839
Solventum Corp.(Æ) 11,481 886
Sotera Health Co.(Æ) 21,644 384
STERIS PLC 7,545 1,589
Summit Therapeutics, Inc.(Æ) 9,346 136
Teleflex, Inc. 3,473 440
Tempus AI, Inc. Class A(Æ) 7,775 450
Tenet Healthcare Corp.(Æ) 6,693 1,252

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
130 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
United Therapeutics Corp.(Æ) 3,257 1,765
Universal Health Services, Inc. Class B 4,034 600
Veeva Systems, Inc. Class A(Æ) 11,823 2,098
Viatris, Inc. 92,071 1,462
Viking Therapeutics, Inc.(Æ) 8,456 330
Waters Corp.(Æ) 7,789 2,921
West Pharmaceutical Services, Inc. 5,501 1,975
Zimmer Biomet Holdings, Inc. 15,217 1,310
Zoetis, Inc. Class A 33,355 2,397
115,067
Materials and Processing - 7.6%
AAON, Inc. 5,153 654
Acuity, Inc. 2,372 893
Advanced Drainage Systems, Inc. 5,760 904
Albemarle Corp. 9,029 1,219
Alcoa Corp. 20,857 1,087
Amcor PLC 36,621 1,588
Anglogold Ashanti PLC 40,034 3,238
AptarGroup, Inc. 5,026 629
Armstrong World Industries, Inc. 3,381 542
ATI, Inc.(Æ) 10,725 2,114
Aura Minerals, Inc. 3,201 201
Axalta Coating Systems, Ltd.(Æ) 16,563 567
Ball Corp. 20,594 1,285
Builders FirstSource, Inc.(Æ) 8,337 746
Carpenter Technology Corp. 3,824 2,359
Celanese Corp. Class A 8,598 395
CF Industries Holdings, Inc. 11,926 1,291
Cleveland-Cliffs, Inc.(Æ) 43,057 404
Coeur Mining, Inc. 81,386 1,328
Copart, Inc.(Æ) 69,885 1,970
Core & Main, Inc. Class A(Æ) 14,586 704
Crown Holdings, Inc. 9,000 1,006
Darling Ingredients, Inc.(Æ) 12,017 656
Dow, Inc. 57,102 1,562
DuPont de Nemours, Inc. 10,712 1,453
Eagle Materials, Inc. 2,392 538
Eastman Chemical Co. 8,823 591
Element Solutions, Inc. 17,504 836
Fabrinet(Æ) 2,837 1,595
Fastenal Co. 91,025 4,372
Fermi, Inc.(Æ) 16,276 149
Fortune Brands Innovations, Inc. 9,512 522
Graphic Packaging Holding Co. 22,474 238
Hayward Holdings, Inc.(Æ) 16,046 278
Hecla Mining Co. 50,106 773
International Flavors & Fragrances, Inc. 19,685 1,559
International Paper Co. 41,580 1,584
ITT, Inc. 7,065 1,397
James Hardie Industries PLC(Æ) 11,462 300
Lennox International, Inc. 2,441 1,399
LKQ Corp. 20,189 532
Louisiana-Pacific Corp. 4,955 390
LyondellBasell Industries NV Class A 19,683 1,036
Martin Marietta Materials, Inc. 4,733 2,730
Masco Corp. 15,963 1,299
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
MDU Resources Group, Inc. 15,945 338
Modine Manufacturing Co.(Æ) 4,118 1,100
Mohawk Industries, Inc.(Æ) 3,989 484
Mosaic Co. (The) 24,795 525
MP Materials Corp.(Æ) 11,367 637
NewMarket Corp. 467 370
Nucor Corp. 17,375 3,870
Olin Corp. 9,294 184
Owens Corning 6,267 996
Packaging Corp. of America 6,786 1,617
Pool Corp. 2,532 544
PPG Industries, Inc. 17,678 2,144
Qnity Electronics, Inc. 16,616 2,714
Reliance, Inc. 4,010 1,498
Royal Gold, Inc. 6,711 1,340
RPM International, Inc. 9,768 1,086
Silgan Holdings, Inc. 6,990 324
Simpson Manufacturing Co., Inc. 3,179 666
SiteOne Landscape Supply, Inc.(Æ) 3,475 398
Smurfit WestRock PLC 41,394 1,915
Solstice Advanced Materials, Inc. 12,595 1,116
Sonoco Products Co. 7,793 439
SPX Technologies, Inc.(Æ) 3,854 945
Steel Dynamics, Inc. 10,494 2,408
Timken Co. (The) 4,801 698
Trex Co., Inc.(Æ) 8,391 420
Valmont Industries, Inc. 1,497 865
Vulcan Materials Co. 10,159 2,997
Watsco, Inc. 2,673 1,114
Westlake Corp. 2,573 188
84,853
Producer Durables - 14.9%
ADT, Inc. 41,318 269
AECOM 9,895 691
AeroVironment, Inc.(Æ) 3,017 498
AGCO Corp. 4,767 571
Alaska Air Group, Inc.(Æ) 9,032 471
Allison Transmission Holdings, Inc. Class A 6,450 727
American Airlines Group, Inc.(Æ) 50,072 905
AMETEK, Inc. 18,128 4,386
AO Smith Corp. 8,746 549
Applied Industrial Technologies, Inc. 2,846 962
Aptiv PLC(Æ) 16,690 1,024
Aurora Innovation, Inc.(Æ) 88,244 602
Avery Dennison Corp. 5,910 959
Booz Allen Hamilton Holding Corp. Class A 9,195 558
BWX Technologies, Inc. 7,256 1,412
Carlisle Cos., Inc. 3,183 1,155
CH Robinson Worldwide, Inc. 9,310 1,753
Chart Industries, Inc.(Æ) 3,779 790
Clean Harbors, Inc.(Æ) 3,893 1,163
CNH Industrial NV 67,441 757
Comfort Systems USA, Inc. 2,761 5,472
Corpay, Inc.(Æ) 5,054 1,684
Crane Co. 3,826 853
Delta Air Lines, Inc. 51,894 4,860

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 131
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Donaldson Co., Inc. 8,831 793
Dover Corp. 10,419 2,337
Dycom Industries, Inc.(Æ) 2,353 1,190
EMCOR Group, Inc. 3,503 2,907
Equifax, Inc. 9,382 1,489
Esab Corp. 4,476 441
Euronet Worldwide, Inc.(Æ) 3,063 224
Everus Construction Group, Inc.(Æ) 3,909 649
ExlService Holdings, Inc.(Æ) 12,209 316
Expeditors International of Washington, Inc. 10,237 1,668
FedEx Freight Holding Co., Inc.(Æ) 8,666 1,309
Flowserve Corp. 9,850 730
Forgent Power Solutions, Inc. Class A(Æ) 10,124 566
Fortive Corp. 24,377 1,489
FTAI Aviation, Ltd. 8,013 2,168
FTI Consulting, Inc.(Æ) 2,314 345
Gartner, Inc.(Æ) 5,385 698
Gates Industrial Corp. PLC(Æ) 19,504 546
Generac Holdings, Inc.(Æ) 4,441 1,300
Gentex Corp. 16,840 426
GFL Environmental, Inc. 20,608 758
Graco, Inc. 12,757 965
GXO Logistics, Inc.(Æ) 8,825 447
H&R Block, Inc. 9,740 371
HEICO Corp. 3,264 1,163
HEICO Corp. Class A 5,972 1,540
Hexcel Corp. 5,797 580
Huntington Ingalls Industries, Inc. 3,033 849
IDEX Corp. 5,805 1,317
IES Holdings, Inc.(Æ) 687 505
Ingersoll Rand, Inc. 30,558 2,505
Jacobs Solutions, Inc. 8,989 1,133
JB Hunt Transport Services, Inc. 5,882 1,702
Keysight Technologies, Inc.(Æ) 13,541 4,740
Kirby Corp.(Æ) 4,141 563
Knight-Swift Transportation Holdings, Inc. 12,087 941
Kratos Defense & Security Solutions, Inc.
(Æ) 14,649 730
L3Harris Technologies, Inc. 14,743 4,284
Lamb Weston Holdings, Inc. 10,575 457
Landstar System, Inc. 2,646 547
Lincoln Electric Holdings, Inc. 4,115 1,093
Littelfuse, Inc. 1,881 856
Loar Holdings, Inc.(Æ) 3,452 278
MarketAxess Holdings, Inc. 2,861 325
MasTec, Inc.(Æ) 4,913 2,044
Mettler-Toledo International, Inc.(Æ) 1,580 2,018
Middleby Corp. (The)(Æ) 3,656 629
MSA Safety, Inc. 2,908 508
MSC Industrial Direct Co., Inc. Class A 3,456 411
Mueller Industries, Inc. 8,332 1,024
Murphy USA, Inc. 1,324 713
Nextpower, Inc. Class A(Æ) 11,723 1,397
Nordson Corp. 4,084 1,232
Old Dominion Freight Line, Inc. 14,791 3,204
Oshkosh Corp. 4,829 741
Otis Worldwide Corp. 29,983 2,147
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Paychex, Inc. 25,502 2,508
Paylocity Holding Corp.(Æ) 3,445 360
Pentair PLC 12,720 975
Powell Industries, Inc. 2,286 655
Primoris Services Corp. 4,257 422
QuantumScape Corp.(Æ) 35,815 271
Ralliant Corp. 8,681 639
RBC Bearings, Inc.(Æ) 2,470 1,591
Regal Rexnord Corp. 5,074 1,209
Robert Half, Inc. 7,621 234
Rockwell Automation, Inc. 8,905 4,409
Rollins, Inc. 23,029 961
Ryder System, Inc. 3,019 796
Saia, Inc.(Æ) 2,045 861
Schneider National, Inc. Class B 3,772 138
Scotts Miracle-Gro Co. (The) Class A 3,534 241
Snap-on, Inc. 3,938 1,585
Southwest Airlines Co. 36,492 1,876
StandardAero, Inc.(Æ) 17,775 532
Stanley Black & Decker, Inc. 11,876 1,118
Sterling Infrastructure, Inc.(Æ) 2,376 1,994
Sunbelt Rentals Holdings, Inc. 32,508 2,432
Teledyne Technologies, Inc.(Æ) 3,648 2,433
Tetra Tech, Inc. 19,963 577
Textron, Inc. 13,497 1,238
Toast, Inc. Class A(Æ) 37,773 1,051
Toro Co. (The) 7,575 738
Trade Desk, Inc. (The) Class A(Æ) 33,672 609
TransUnion 15,158 1,093
Trimble, Inc.(Æ) 18,296 936
U-Haul Holding Co.(Æ) 8,621 503
United Airlines Holdings, Inc.(Æ) 25,622 3,484
United Rentals, Inc. 4,946 5,603
Veralto Corp. 19,038 1,688
Verisk Analytics, Inc. Class A 10,376 1,863
Vontier Corp. 11,381 330
W.W. Grainger, Inc. 3,443 4,684
Watts Water Technologies, Inc. Class A 2,158 845
WESCO International, Inc. 3,682 1,272
Westinghouse Air Brake Technologies Corp. 13,370 3,605
Willscot Holdings Corp. 13,984 404
Woodward, Inc. 4,584 1,950
XPO, Inc.(Æ) 8,802 1,807
Xylem, Inc. 18,698 2,210
Zebra Technologies Corp. Class A(Æ) 3,949 1,040
165,149
Technology - 17.8%
Akamai Technologies, Inc.(Æ) 11,404 1,348
Allegion PLC 6,612 929
Allegro MicroSystems, Inc.(Æ) 9,432 657
Amdocs, Ltd. 8,346 422
Amentum Holdings, Inc.(Æ) 12,520 259
Amkor Technology, Inc. 9,616 829
Appfolio, Inc. Class A(Æ) 1,721 276
Applied Optoelectronics, Inc.(Æ) 6,121 907
Arrow Electronics, Inc.(Æ) 4,014 857

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
132 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
AST SpaceMobile, Inc.(Æ) 20,277 1,802
Astera Labs, Inc.(Æ) 12,128 5,858
Atlassian Corp. Class A(Æ) 13,367 1,040
Autodesk, Inc.(Æ) 16,725 3,252
Avnet, Inc. 6,193 550
Bentley Systems, Inc. Class B 12,367 370
BILL Holdings, Inc.(Æ) 6,515 236
Block, Inc. Class A(Æ) 41,095 3,123
Broadridge Financial Solutions, Inc. 8,954 1,226
Bullish(Æ) 2,523 59
CACI International, Inc. Class A(Æ) 1,669 773
CCC Intelligent Solutions Holdings, Inc.(Æ) 45,649 236
CDW Corp. 9,963 1,401
Chime Financial, Inc. Class A(Æ) 20,575 421
Cirrus Logic, Inc.(Æ) 3,920 582
Cloudflare, Inc. Class A(Æ) 25,044 6,143
Cognex Corp. 13,042 945
Cognizant Technology Solutions Corp.
Class A 37,159 1,439
Coherent Corp.(Æ) 14,046 5,541
CoreWeave, Inc. Class A(Æ) 27,547 2,742
Corteva, Inc. 53,257 4,510
Credo Technology Group Holding, Ltd.(Æ) 13,037 3,545
Datadog, Inc. Class A(Æ) 26,009 6,772
DigitalOcean Holdings, Inc.(Æ) 6,424 1,009
DocuSign, Inc.(Æ) 15,445 686
Dolby Laboratories, Inc. Class A 4,755 250
Dropbox, Inc. Class A(Æ) 13,284 365
Dynatrace, Inc.(Æ) 22,570 991
EchoStar Corp. Class A(Æ) 10,878 1,104
Elastic NV(Æ) 7,091 404
Electronic Arts, Inc. 19,842 4,068
Entegris, Inc. 12,040 2,166
EPAM Systems, Inc.(Æ) 4,236 336
Etsy, Inc.(Æ) 7,228 544
Everpure, Inc. Class A(Æ) 24,169 1,904
F5, Inc.(Æ) 4,479 1,863
Fair Isaac Corp.(Æ) 1,780 2,127
Fidelity National Information Services, Inc. 39,893 1,551
Figma, Inc. Class A(Æ) 16,890 306
Figure Technology Solutions, Inc. Class
A(Æ) 11,209 344
Fiserv, Inc.(Æ) 42,017 2,061
Flex, Ltd.(Æ) 28,997 4,700
FormFactor, Inc.(Æ) 6,134 981
Gen Digital, Inc. 42,712 1,063
Genpact, Ltd. 12,199 335
Gitlab, Inc. Class A(Æ) 10,864 332
GLOBALFOUNDRIES, Inc. 9,420 776
Globalstar, Inc.(Æ) 4,077 331
GoDaddy, Inc. Class A(Æ) 10,458 888
Guidewire Software, Inc.(Æ) 6,523 803
Hewlett Packard Enterprise Co. 104,975 4,735
HP, Inc. 70,601 1,549
HubSpot, Inc.(Æ) 3,911 714
Ingram Micro Holding Corp. 1,783 49
IonQ, Inc.(Æ) 29,111 1,550
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
IPG Photonics Corp.(Æ) 1,992 234
Jabil, Inc. 8,262 3,185
Jack Henry & Associates, Inc. 5,578 768
KBR, Inc. 9,888 341
Klaviyo, Inc. Class A(Æ) 11,015 166
Kyndryl Holdings, Inc.(Æ) 17,492 198
Lattice Semiconductor Corp.(Æ) 10,770 1,647
Leidos Holdings, Inc. 9,798 1,009
Lumentum Holdings, Inc.(Æ) 5,624 4,826
Lyft, Inc. Class A(Æ) 29,577 432
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,291 2,013
Manhattan Associates, Inc.(Æ) 4,527 630
Maplebear, Inc.(Æ) 13,240 627
Match Group, Inc. 18,083 688
Microchip Technology, Inc. 42,089 3,839
Millicom International Cellular SA 7,650 694
MKS, Inc. 5,297 2,356
MongoDB, Inc.(Æ) 6,053 2,033
MSCI, Inc. Class A 5,575 3,122
NetApp, Inc. 15,586 2,412
Nutanix, Inc. Class A(Æ) 19,880 1,013
Okta, Inc.(Æ) 13,344 1,821
ON Semiconductor Corp.(Æ) 30,864 2,918
Onto Innovation, Inc.(Æ) 3,782 1,431
Parsons Corp.(Æ) 2,933 154
Paycom Software, Inc. 3,246 408
PayPal Holdings, Inc. 70,978 3,065
Pegasystems, Inc. 7,036 211
Pinterest, Inc. Class A(Æ) 38,795 816
Planet Labs PBC(Æ) 22,108 732
Procore Technologies, Inc.(Æ) 9,271 377
PTC, Inc.(Æ) 9,052 1,028
Qorvo, Inc.(Æ) 6,449 602
Rambus, Inc.(Æ) 8,516 1,130
Reddit, Inc. Class A(Æ) 10,567 1,834
RingCentral, Inc. Class A 6,010 234
ROBLOX Corp. Class A(Æ) 50,330 2,737
Roku, Inc.(Æ) 10,344 1,429
Roper Technologies, Inc. 8,099 2,741
Rubrik, Inc. Class A(Æ) 12,282 986
SailPoint, Inc.(Æ) 5,224 76
Samsara, Inc. Class A(Æ) 27,235 883
Sanmina Corp.(Æ) 4,011 1,015
Science Applications International Corp. 3,534 390
Semtech Corp.(Æ) 7,337 1,187
SentinelOne, Inc. Class A(Æ) 23,627 401
SiTime Corp.(Æ) 1,758 1,311
Skyworks Solutions, Inc. 11,633 789
Snowflake, Inc. Class A(Æ) 26,542 6,755
SS&C Technologies Holdings, Inc. 16,072 997
Super Micro Computer, Inc.(Æ) 44,148 1,295
Take-Two Interactive Software, Inc.(Æ) 14,507 3,626
TD SYNNEX Corp. 6,066 1,622
Teradyne, Inc. 12,390 5,995
TTM Technologies, Inc.(Æ) 8,058 1,507
Twilio, Inc. Class A(Æ) 11,718 2,418

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 133
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Tyler Technologies, Inc.(Æ) 3,347 979
Ubiquiti, Inc. 332 177
UiPath, Inc. Class A(Æ) 30,908 336
Unity Software, Inc.(Æ) 28,572 817
Universal Display Corp. 3,451 299
VeriSign, Inc. 6,384 1,606
Viavi Solutions, Inc.(Æ) 18,266 872
Workday, Inc. Class A(Æ) 16,275 1,992
Zoom Communications, Inc. Class A(Æ) 21,058 1,818
Zscaler, Inc.(Æ) 8,276 1,168
197,153
Utilities - 7.0%
AES Corp. (The) 54,568 800
Alliant Energy Corp. 20,479 1,562
Ameren Corp. 21,904 2,476
American Water Works Co., Inc. 15,441 2,032
Antero Midstream Corp. 25,697 585
APA Corp. 26,949 878
Atmos Energy Corp. 13,069 2,251
Brookfield Renewable Corp. 10,620 394
CenterPoint Energy, Inc. 51,838 2,283
Cheniere Energy, Inc. 16,375 3,914
Chord Energy Corp. 4,335 496
Clearway Energy, Inc. Class C 9,512 325
CMS Energy Corp. 24,356 1,863
Consolidated Edison, Inc. 29,213 3,232
DT Midstream, Inc. 7,796 1,144
DTE Energy Co. 16,455 2,507
Edison International 30,179 2,247
Entergy Corp. 36,255 4,164
Essential Utilities, Inc. 21,808 835
Evergy, Inc. 18,252 1,578
Eversource Energy 29,801 2,154
Exelon Corp. 81,204 3,786
Expand Energy Corp. 18,019 1,643
FirstEnergy Corp. 43,597 2,073
IDACORP, Inc. 4,143 627
Iridium Communications, Inc. 7,141 392
National Fuel Gas Co. 7,180 554
NiSource, Inc. 37,921 1,803
NRG Energy, Inc. 16,122 2,355
OGE Energy Corp. 16,260 791
Oklo, Inc.(Æ) 11,147 583
Ovintiv, Inc. 22,055 1,161
Permian Resources Corp. Class A 62,593 1,152
PG&E Corp. 173,818 2,924
Pinnacle West Capital Corp. 9,598 1,027
PPL Corp. 59,643 2,168
Public Service Enterprise Group, Inc. 39,557 3,210
Talen Energy Corp.(Æ) 3,483 1,338
UGI Corp. 16,517 571
Vistra Corp. 26,658 4,229
WEC Energy Group, Inc. 25,832 3,016
Xcel Energy, Inc. 49,477 3,973
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
X-Energy, Inc.(Æ) 3,339 61
77,157
Total Common Stocks
(cost $1,017,607) 1,089,722
Warrants and Rights - 0.0%
Hologic, Inc.(Æ)(Š)
Rights 17,656 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 1.8%
State Street Institutional U.S. Government
Money Market Fund 19,529,125 19,529
Total Short-Term Investments
(cost $19,529) 19,529
Total Investments - 100.0%
(cost $1,037,136) 1,109,251
Other Assets net of Liabilities
- (0.0)%
(16)
Net Assets - 100.0%
1,109,235

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
134 Venerable Mid Cap Index Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P MidCap 400 E-Mini Index Futures 52 USD 20,202 09/18/2026 284
Total Futures Contracts (å) 284
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 143,051 $ — $ — $ 143,051
Consumer Staples 45,985 — — 45,985
Energy 54,583 — — 54,583
Financial Services 206,724 — — 206,724
Health Care 115,067 — — 115,067
Materials and Processing 84,853 — — 84,853
Producer Durables 165,149 — — 165,149
Technology 197,153 — — 197,153
Utilities 77,157 — — 77,157
Warrants and Rights — — — —
Short-Term Investments 19,529 — — 19,529
Total Investments
1,109,251 — — 1,109,251
Derivatives
Assets
Futures Contracts 284 — — 284
Total Derivatives
*
$ 284 $ — $ — $ 284
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
1,170 0.1
Belgium ..............................................................................................
273 —**
Bermuda .............................................................................................
1,049 0.1
Brazil ..................................................................................................
506 —**
Canada ................................................................................................
4,365 0.4
Cayman Islands ..................................................................................
59 —**

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 135
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Denmark .............................................................................................
1,052 0.1
Finland ...............................................................................................
492 —**
Germany .............................................................................................
148 —**
Guatemala ..........................................................................................
694 0.1
Ireland ................................................................................................
1,147 0.1
Japan ..................................................................................................
657 0.1
Kazakhstan .........................................................................................
185 —**
Netherlands ........................................................................................
608 — **
Puerto Rico .........................................................................................
811 0.1
South Africa .......................................................................................
3,238 0.3
South Korea .......................................................................................
1,746 0.2
Switzerland ........................................................................................
615 0.1
Thailand .............................................................................................
1,595 0.1
United Kingdom .................................................................................
2,040 0.2
United States ......................................................................................
1,086,801 98.0
Total Investments ............................................................................... 1,109,251 100.0
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
136 Venerable Mid Cap Index Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,037,136
Investments, at fair value .............................................................................................................................................................
1,109,251
Receivables:
Dividends and interest ...................................................................................................................................................... 1,021
Investments sold ............................................................................................................................................................... 774
From broker(a) ................................................................................................................................................................. 1,259
Variation margin on futures contracts .............................................................................................................................. 159
Prepaid expenses .......................................................................................................................................................................... 30
Total assets ...............................................................................................................................................................
1,112,494
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 590
Fund shares redeemed ...................................................................................................................................................... 2,004
Accrued fees to affiliates .................................................................................................................................................. 575
Other accrued expenses .................................................................................................................................................... 90
Total liabilities ...........................................................................................................................................................
3,259
Net Assets ...............................................................................................................................................................
$ 1,109,235
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 147,683
Paid-in capital ..............................................................................................................................................................................
961,552
Net Assets ...............................................................................................................................................................
$ 1,109,235
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 1,259
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 11.46
Class V — Net assets ........................................................................................................................................................... $ 1,109,234,813
Class V — Shares outstanding ............................................................................................................................................ 96,778,779
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 137
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 8,618
Interest .............................................................................................................................................................................. 17
Total investment income .............................................................................................................................................................
8,635
Expenses
Advisory fees ................................................................................................................................................................... 1,389
Administrative fees .......................................................................................................................................................... 534
Distribution fees - Class V ............................................................................................................................................... 1,603
Professional fees .............................................................................................................................................................. 46
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ..................................................................................................................................................................... 6
Offering fees ..................................................................................................................................................................... 28
Miscellaneous .................................................................................................................................................................. 26
Expenses before reductions .............................................................................................................................................. 3,649
Expense reductions .......................................................................................................................................................... (176)
Net expenses ................................................................................................................................................................................
3,473
Net investment income (loss) .......................................................................................................................................................
5,162
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 72,759
Futures contracts .............................................................................................................................................................. 1,555
Net realized gain (loss) ................................................................................................................................................................
74,314
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 70,365
Futures contracts .............................................................................................................................................................. 397
Net change in unrealized appreciation (depreciation) ................................................................................................................. 70,762
Net realized and unrealized gain (loss) ........................................................................................................................................ 145,076
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 150,238

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
138 Venerable Mid Cap Index Fund
(2) During the period ended December 31, 2025, Venerable Mid Cap Index Fund received securities in the amount of
$1,076,514 to satisfy a subscription-in-kind.
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 5,162 $ 3,113
Net realized gain (loss) ................................................................................................................ 74,314 (4,083)
Net change in unrealized appreciation (depreciation) ................................................................. 70,762 1,637
Net increase (decrease) in net assets from operations ....................................................................... 150,238 667
Distributions
To shareholders
Class V ..................................................................................................................................... (3,875) —
Net decrease in net assets from distributions ..................................................................................... (3,875) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (102,670) 1,064,875
Total Net Increase (Decrease) in Net Assets ...................................................................
43,693 1,065,542
Net Assets
Beginning of period ........................................................................................................................... 1,065,542 —
End of period ......................................................................................................................................
$ 1,109,235 $ 1,065,542
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold
(2)
37 $ 395 113,544 $ 1,135,443
Proceeds from reinvestment of distributions 344 3,875 — —
Payments for shares redeemed (10,062) (106,940) (7,084) (70,568)
Total increase (decrease)
(9,681) $ (102,670) 106,460 $ 1,064,875
(1) For the period September 12, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable Mid Cap Index Fund 139
Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/26
(ƣ)
12/31/25
(℈)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.01 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.05 .03
$ Net Realized and Unrealized Gain (Loss) 1.44 (.02)
$ Total from Investment Operations 1.49 .01
Less distributions:
– –
$ Distributions from Net Investment Income (.04) —
$ Total Distributions (.04) —
$ Net Asset Value, End of Period 11.46 10.01
% Total Return
(±)(ǿ)
14.89 .10
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 1,109,235 1,065,542
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.68 .70
% Expenses, Net
(Ƃ)(ɯ)
.65 .65
% Net Investment Income
(Ƃ)(ɯ)
.97 .96
% Portfolio Turnover Rate
(ǿ)
12 57

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
140 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 99.1%
Consumer Discretionary - 10.9%
1-800-Flowers.com, Inc. Class A(Æ) 1,815 6
1stdibs.com, Inc.(Æ) 1,911 9
Abercrombie & Fitch Co. Class A(Æ) 3,572 321
Academy Sports & Outdoors, Inc. 5,222 246
Accel Entertainment, Inc.(Æ) 4,158 52
Acushnet Holdings Corp. 2,239 265
Advance Auto Parts, Inc. 4,915 306
AerSale Corp.(Æ) 2,664 17
Aevex Corp. Class A(Æ) 1,446 30
AIRO Group Holdings, Inc.(Æ) 1,772 13
Alliance Laundry Holdings, Inc.(Æ) 3,514 93
AMC Entertainment Holdings, Inc. Class
A(Æ) 49,821 95
AMC Global Media, Inc. Class A(Æ) 2,348 23
American Eagle Outfitters, Inc. 12,719 219
American Public Education, Inc.(Æ) 1,433 77
Archer Aviation, Inc. Class A(Æ) 53,917 255
Asbury Automotive Group, Inc.(Æ) 1,570 316
Atkore, Inc. 2,738 208
Atlanta Braves Holdings, Inc. Class A(Æ) 514 29
Atlanta Braves Holdings, Inc. Class C(Æ) 3,978 206
Atmus Filtration Technologies, Inc. 6,678 340
Bally's Corp.(Æ) 607 8
Barnes & Noble Education, Inc. 1,240 16
Beazer Homes USA, Inc.(Æ) 2,043 57
Bed Bath & Beyond, Inc.(Æ) 5,974 35
Bel Fuse, Inc. Class A 119 35
Bel Fuse, Inc. Class B 973 324
BETA Technologies, Inc. Class A(Æ) 2,510 42
Biglari Holdings, Inc. Class B(Æ) 56 24
BJ's Restaurants, Inc.(Æ) 1,540 94
Black Rock Coffee Bar, Inc. Class A(Æ) 1,297 11
Bloomin' Brands, Inc. 6,892 63
BlueLinx Holdings, Inc.(Æ) 595 37
Bob's Discount Furniture, Inc.(Æ) 1,569 25
Boot Barn Holdings, Inc.(Æ) 2,488 409
Boston Omaha Corp. Class A(Æ) 1,577 21
BRC Group Holdings, Inc.(Æ) 1,849 15
Brightstar Lottery PLC 7,766 83
Brinker International, Inc.(Æ) 3,478 584
Buckle, Inc. (The) 2,603 110
Build-A-Bear Workshop, Inc. 887 27
Cable One, Inc.(Æ) 393 21
Cadre Holdings, Inc. 2,521 72
Caleres, Inc. 2,517 31
Callaway Golf Co.(Æ) 11,293 212
Camping World Holdings, Inc. Class A 4,675 36
Capri Holdings, Ltd.(Æ) 9,606 178
Carriage Services, Inc. Class A 1,144 44
Carter's, Inc. 2,888 119
Cavco Industries, Inc.(Æ) 627 385
Central Garden & Pet Co.(Æ) 648 29
Central Garden & Pet Co. Class A(Æ) 4,033 156
Century Communities, Inc. 2,037 146
Cheesecake Factory, Inc. (The) 3,781 301
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cinemark Holdings, Inc. 8,519 270
Citi Trends, Inc.(Æ) 396 23
Clear Channel Outdoor Holdings, Inc.(Æ) 31,293 76
Comstock Holding Co., Inc.(Æ) 285 5
Cooper-Standard Holdings, Inc.(Æ) 1,289 35
Coursera, Inc.(Æ) 17,614 99
Covista, Inc.(Æ) 2,754 343
Cracker Barrel Old Country Store, Inc. 1,814 97
CTS Corp. 2,288 149
CuriosityStream, Inc. 2,647 7
Dana, Inc. 8,866 241
Dauch Corp.(Æ) 18,983 103
Dave & Buster's Entertainment, Inc.(Æ) 2,069 24
Designer Brands, Inc. Class A 2,665 16
Dine Brands Global, Inc. 1,043 37
Douglas Dynamics, Inc. 1,867 101
Dream Finders Homes, Inc. Class A(Æ) 2,290 40
Driven Brands Holdings, Inc.(Æ) 4,867 68
El Pollo Loco Holdings, Inc.(Æ) 2,193 37
Enerpac Tool Group Corp. 4,172 150
Enovix Corp.(Æ) 15,847 96
Entravision Communications Corp. Class A 5,121 67
Envela Corp.(Æ) 551 16
Ermenegildo Zegna NV 4,571 59
Escalade, Inc. 838 16
Ethan Allen Interiors, Inc. 1,770 40
EVE Holding, Inc.(Æ) 7,597 19
EVgo, Inc.(Æ) 10,618 20
EW Scripps Co. (The) Class A(Æ) 5,206 14
Falcon's Beyond Global, Inc. Class A(Æ) 2,216 40
FIGS, Inc. Class A(Æ) 7,609 78
Firefly Aerospace, Inc.(Æ) 6,381 188
First Watch Restaurant Group, Inc.(Æ) 4,958 64
FirstCash Holdings, Inc. 3,294 713
Flexsteel Industries, Inc. 255 19
Forestar Group, Inc.(Æ) 1,469 46
Fossil Group, Inc.(Æ) 4,348 18
FuboTV, Inc. Class A(Æ) 2,158 20
Funko, Inc. Class A(Æ) 2,880 17
Genesco, Inc.(Æ) 757 26
Genius Sports, Ltd.(Æ) 19,063 115
Gentherm, Inc.(Æ) 2,464 84
G-III Apparel Group, Ltd. 2,942 99
Global Business Travel Group I(Æ) 10,118 95
Goodyear Tire & Rubber Co. (The)(Æ) 22,565 149
GoPro, Inc. Class A(Æ) 10,734 8
Graham Holdings Co. Class B 255 291
Gray Media, Inc. 6,689 27
Green Brick Partners, Inc.(Æ) 2,468 198
Group 1 Automotive, Inc. 942 274
Hamilton Beach Brands Holding Co. Class
A 596 14
Harley-Davidson, Inc. 8,419 206
Haverty Furniture Cos., Inc. 998 25
HealthStream, Inc. 1,758 48
Hilton Grand Vacations, Inc.(Æ) 4,533 237
Hims & Hers Health, Inc.(Æ) 17,289 599

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 141
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Hovnanian Enterprises, Inc. Class A(Æ) 374 53
iHeartMedia, Inc. Class A(Æ) 8,986 39
IMAX Corp.(Æ) 3,689 147
Intuitive Machines, Inc.(Æ) 10,239 219
J Jill, Inc. 607 10
Jack in the Box, Inc.(Æ) 1,364 22
JAKKS Pacific, Inc. 738 17
Joby Aviation, Inc.(Æ) 54,217 484
Johnson Outdoors, Inc. Class A 441 20
KB Home 4,908 307
KinderCare Learning Cos., Inc.(Æ) 2,612 11
Kohl's Corp. 8,832 156
Kontoor Brands, Inc. 4,443 370
Kura Sushi USA, Inc. Class A(Æ) 551 32
Lands' End, Inc.(Æ) 728 8
Laureate Education, Inc. Class A(Æ) 9,777 355
La-Z-Boy, Inc. 3,255 131
Lee Enterprises, Inc.(Æ) 528 5
Leggett & Platt, Inc. 10,937 128
LGI Homes, Inc.(Æ) 1,665 106
Liberty Latin America, Ltd. Class A(Æ) 2,419 19
Liberty Latin America, Ltd. Class C(Æ) 10,421 81
Life Time Group Holdings, Inc.(Æ) 11,720 479
LifeMD, Inc.(Æ) 3,050 13
Lifetime Brands, Inc. 978 8
Lincoln Educational Services Corp.(Æ) 2,406 120
Lindblad Expeditions Holdings, Inc.(Æ) 3,997 113
Lionsgate Studios Corp.(Æ) 15,925 244
LiveWire Group, Inc.(Æ) 856 1
Lucid Group, Inc.(Æ) 10,203 68
M/I Homes, Inc.(Æ) 2,057 331
Madison Square Garden Entertainment
Corp.(Æ) 3,190 258
Magnite, Inc.(Æ) 11,546 219
Malibu Boats, Inc. Class A(Æ) 1,599 44
Marcus Corp. (The) 1,771 42
MarineMax, Inc.(Æ) 1,603 59
Marriott Vacations Worldwide Corp. 2,253 230
MasterCraft Boat Holdings, Inc.(Æ) 1,372 35
Matthews International Corp. Class A 2,416 65
McGraw Hill, Inc.(Æ) 2,013 19
Meritage Homes Corp. 5,339 448
MNTN, Inc. Class A(Æ) 3,755 35
Monarch Casino & Resort, Inc. 977 129
Monro, Inc. 2,087 36
Motorcar Parts of America, Inc.(Æ) 1,082 17
Movado Group, Inc. 1,160 46
M-Tron Industries, Inc.(Æ) 334 33
National Presto Industries, Inc. 435 54
Newell Brands, Inc. 34,415 211
Newsmax, Inc.(Æ) 3,764 31
Nu Skin Enterprises, Inc. Class A 3,725 20
OneSpaWorld Holdings, Ltd. 8,017 226
OneWater Marine, Inc. Class A(Æ) 926 10
Optimum Communications, Inc. Class A(Æ) 19,915 29
Outdoor Holding Co.(Æ) 7,283 17
Oxford Industries, Inc. 1,024 36
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Papa John's International, Inc. 2,647 97
Patrick Industries, Inc. 2,595 233
Peloton Interactive, Inc. Class A(Æ) 32,716 193
Penn Entertainment, Inc.(Æ) 10,339 221
Perdoceo Education Corp. 5,086 163
Petco Health & Wellness Co., Inc.(Æ) 6,502 18
Phoenix Education Partners, Inc. 392 13
Playboy, Inc.(Æ) 4,636 6
Polaris, Inc. 4,375 299
Portillo's, Inc. Class A(Æ) 4,675 22
PriceSmart, Inc. 2,106 411
QuinStreet, Inc.(Æ) 4,422 65
RCI Hospitality Holdings, Inc. 523 14
RealReal, Inc. (The)(Æ) 8,998 106
Red Rock Resorts, Inc. Class A 3,842 250
Redwire Corp.(Æ) 15,685 192
Rent the Runway, Inc. Class A(Æ) 663 2
Reservoir Media, Inc.(Æ) 1,686 17
Revolve Group, Inc.(Æ) 3,371 77
RH(Æ) 1,258 207
Rocky Brands, Inc. 535 22
RUM Group, Inc.(Æ) 9,045 57
Rush Street Interactive, Inc.(Æ) 8,120 241
Sally Beauty Holdings, Inc.(Æ) 7,775 110
Savers Value Village, Inc.(Æ) 2,980 30
Scholastic Corp. 1,217 56
SEACOR Marine Holdings, Inc.(Æ) 1,702 13
Shake Shack, Inc. Class A(Æ) 3,164 177
Shoe Station Group, Inc. 1,380 20
Signet Jewelers, Ltd. 3,177 274
Sinclair, Inc. 3,377 48
Six Flags Entertainment Corp.(Æ) 7,758 165
Smith & Wesson Brands, Inc. 3,345 50
Sonic Automotive, Inc. Class A 1,108 94
Sphere Entertainment Co.(Æ) 2,218 384
Standard Motor Products, Inc. 1,732 67
Starfighters Space, Inc.(Æ) 2,456 13
Starz Entertainment Corp.(Æ) 868 25
Steven Madden, Ltd. 5,867 247
Stitch Fix, Inc. Class A(Æ) 8,793 36
Strata Critical Medical, Inc.(Æ) 5,311 28
Strategic Education, Inc. 1,767 135
Stride, Inc.(Æ) 3,383 292
Sturm Ruger & Co., Inc. 1,033 39
Super Group SGHC, Ltd. 13,127 178
Superior Group of Cos., Inc. 937 12
Sweetgreen Inc. Class A(Æ) 8,473 75
Taylor Morrison Home Corp. Class A(Æ) 7,622 547
TechTarget Inc.(Æ) 2,199 8
Torrid Holdings, Inc.(Æ) 1,961 4
Transcat, Inc.(Æ) 747 69
TripAdvisor, Inc.(Æ) 9,135 125
Tron, Inc.(Æ) 4,131 7
Turtle Beach Corp.(Æ) 1,239 15
Under Armour, Inc. Class A(Æ) 15,429 99
Under Armour, Inc. Class C(Æ) 14,980 93
United Parks & Resorts, Inc.(Æ) 1,582 75

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
142 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Universal Technical Institute, Inc.(Æ) 3,836 164
Unusual Machines, Inc.(Æ) 3,654 81
Upbound Group, Inc. Class A 4,414 94
Urban Outfitters, Inc.(Æ) 4,727 335
USA TODAY Co., Inc.(Æ) 10,976 94
Venu Holding Corp.(Æ) 3,810 9
Victoria's Secret & Co.(Æ) 5,647 471
Virgin Galactic Holdings, Inc.(Æ) 7,713 22
Visteon Corp. 2,148 213
Voyager Technologies, Inc. Class A(Æ) 4,155 134
Wabash National Corp. 3,065 41
Webtoon Entertainment, Inc.(Æ) 1,487 17
Wendy's Co. (The) 13,029 108
WeShop Holdings, Ltd. Class A(Æ) 111 1
Weyco Group, Inc. 438 17
Willis Lease Finance Corp. 303 69
Winmark Corp. 244 103
Winnebago Industries, Inc. 2,230 70
Wolverine World Wide, Inc. 6,642 110
XPEL, Inc.(Æ)(Þ) 2,040 101
Xponential Fitness, Inc. Class A(Æ) 2,853 20
York Space Systems, Inc.(Æ) 1,528 38
Ziff Davis, Inc.(Æ) 2,829 148
Zumiez, Inc.(Æ) 1,047 19
28,303
Consumer Staples - 1.8%
Acme United Corp. 275 13
Alico, Inc. 443 18
Andersons, Inc. (The) 2,681 183
Arko Corp. 5,932 48
B&G Foods, Inc. Class A 5,940 24
BellRing Brands, Inc.(Æ) 9,493 123
Boston Beer Co., Inc. (The) Class A(Æ) 620 110
Cadiz, Inc.(Æ) 4,554 19
Cal-Maine Foods, Inc. 3,502 282
Chefs' Warehouse Holdings, Inc. (The)(Æ) 2,973 286
Coty, Inc. Class A(Æ) 28,945 63
Del Monte Corp. 2,660 74
Dole PLC 6,288 86
Edgewell Personal Care Co. 3,787 102
Energizer Holdings, Inc. 4,976 107
Flowers Foods, Inc. 15,277 121
Grocery Outlet Holding Corp.(Æ) 7,563 75
Helen of Troy, Ltd.(Æ) 1,744 51
Herbalife, Ltd.(Æ) 8,208 108
Honest Co., Inc. (The)(Æ) 6,840 25
Ingles Markets, Inc. Class A 1,187 105
Interparfums, Inc. 1,483 166
J&J Snack Foods Corp. 1,216 89
John B Sanfilippo & Son, Inc. 649 56
Krispy Kreme, Inc.(Æ) 5,578 20
Lifeway Foods, Inc.(Æ) 425 13
Limoneira Co. 1,380 18
Marzetti Co. (The) 1,596 182
MGP Ingredients, Inc. 1,020 18
Mission Produce, Inc.(Æ) 4,496 53
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Nathan's Famous, Inc. 219 22
National Beverage Corp.(Æ) 1,948 61
National Vision Holdings, Inc.(Æ) 6,361 121
Natural Grocers by Vitamin Cottage, Inc. 973 30
Nature's Sunshine Products, Inc.(Æ) 1,303 28
Olaplex Holdings, Inc.(Æ) 10,343 21
Quanex Building Products Corp. 3,721 69
Seneca Foods Corp. Class A(Æ) 359 62
Simply Good Foods Co. (The)(Æ) 6,733 89
Spectrum Brands Holdings, Inc. 1,821 156
Turning Point Brands, Inc. 1,523 129
United Natural Foods, Inc.(Æ) 4,890 223
Universal Corp. 2,007 105
USANA Health Sciences, Inc.(Æ) 782 17
Utz Brands, Inc. 5,616 43
Village Super Market, Inc. Class A 692 29
Vita Coco Co., Inc. (The)(Æ) 3,930 260
Vital Farms, Inc.(Æ) 2,559 30
Warby Parker, Inc. Class A(Æ) 8,287 251
WD-40 Co. 1,092 266
Weis Markets, Inc. 994 78
Westrock Coffee Co.(Æ) 2,668 22
Yesway, Inc. Class A(Æ) 1,259 26
4,776
Energy - 4.9%
Aemetis, Inc.(Æ) 5,184 8
Alpha Metallurgical Resources, Inc.(Æ) 836 138
Alto Ingredients, Inc.(Æ) 5,903 34
Ameresco, Inc. Class A(Æ) 2,623 72
American Resources Corp.(Æ) 7,075 15
Amplify Energy Corp.(Æ) 2,855 11
Archrock, Inc. 13,988 569
ARKO Petroleum Corp. 982 19
Array Technologies, Inc.(Æ) 12,340 91
ASP Isotopes, Inc.(Æ) 9,313 58
Atlas Energy Solutions, Inc. 6,626 110
Borr Drilling, Ltd.(Æ) 20,277 84
Canadian Solar, Inc.(Æ) 3,907 63
Centrus Energy Corp. Class A(Æ) 1,491 250
ChargePoint Holdings, Inc.(Æ) 1,931 11
Civeo Corp.(Æ) 832 29
Comstock, Inc.(Æ) 5,900 25
Core Laboratories, Inc. 3,475 40
Core Natural Resources, Inc. 4,068 326
CVR Energy, Inc. 2,290 63
Delek US Holdings, Inc. 4,890 248
DNOW, Inc.(Æ) 15,030 195
enCore Energy Corp.(Æ) 14,344 19
Energous Corp.(Æ) 428 10
Energy Fuels, Inc.(Æ) 20,124 292
Energy Vault Holdings, Inc.(Æ) 11,084 52
Eos Energy Enterprises Inc.(Æ) 27,566 162
Espey Mfg. & Electronics Corp. 185 12
Expro Group Holdings NV(Æ) 6,659 98
Flotek Industries, Inc.(Æ) 1,032 24
Flowco Holdings, Inc. Class A 2,886 62

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 143
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Fluence Energy, Inc.(Æ) 6,991 139
Forum Energy Technologies, Inc.(Æ) 811 41
FuelCell Energy, Inc.(Æ) 4,341 156
Gevo, Inc.(Æ) 17,626 26
GrafTech International, Ltd.(Æ) 1,354 8
Green Plains, Inc.(Æ) 5,553 85
Hallador Energy Co.(Æ) 2,820 49
Helix Energy Solutions Group, Inc.(Æ) 11,271 99
Helmerich & Payne, Inc. 7,880 258
HMH Holding, Inc. Class A(Æ) 820 15
Innovex International, Inc.(Æ) 3,669 91
Kodiak Gas Services, Inc. 8,089 608
Liberty Energy, Inc. Class A 12,921 338
Lifezone Metals, Ltd.(Æ) 2,299 9
Matrix Service Co.(Æ) 2,001 27
Montauk Renewables, Inc.(Æ) 5,573 9
Murphy Oil Corp. 11,096 361
Nabors Industries, Ltd.(Æ) 1,148 96
NACCO Industries, Inc. Class A 330 17
National Energy Services Reunited Corp.
(Æ) 4,921 147
Natural Gas Services Group, Inc. 947 41
Noble Corp. PLC 10,299 384
NPK International, Inc.(Æ) 6,630 105
Oceaneering International, Inc.(Æ) 8,069 327
Oil States International, Inc.(Æ) 4,085 33
OPAL Fuels, Inc. Class A(Æ) 1,751 4
Ormat Technologies, Inc. 5,028 548
Par Pacific Holdings, Inc.(Æ) 3,933 221
Patterson-UTI Energy, Inc. 28,116 258
PBF Energy, Inc. Class A 7,910 360
Peabody Energy Corp. 9,917 229
Plug Power, Inc.(Æ) 109,051 296
PrimeEnergy Resources Corp.(Æ) 31 5
ProFrac Holding Corp. Class A(Æ) 2,312 13
ProPetro Holding Corp.(Æ) 8,001 115
Ramaco Resources, Inc. Class A(Æ) 3,504 46
Ramaco Resources, Inc. Class B(Æ) 563 5
Ranger Energy Services, Inc. Class A 1,531 25
REX American Resources Corp.(Æ) 2,348 106
Ring Energy, Inc.(Æ) 15,326 17
RPC, Inc. 8,175 48
Seadrill, Ltd.(Æ) 5,092 193
Select Water Solutions, Inc. Class A 9,117 182
Shoals Technologies Group, Inc. Class A(Æ) 13,628 135
SM Energy Co. 19,523 510
Smart Sand, Inc. 2,415 12
Solaris Energy Infrastructure, Inc. Class A 4,270 344
SunCoke Energy, Inc. 6,899 56
Sunrun, Inc.(Æ) 18,618 249
T1 Energy, Inc.(Æ) 14,729 140
TETRA Technologies, Inc.(Æ) 10,431 118
Tigo Energy, Inc.(Æ) 3,099 7
Toyo Co., Ltd.(Æ) 648 5
Transocean, Ltd.(Æ) 79,042 387
United States Antimony Corp.(Æ) 10,746 78
Uranium Energy Corp.(Æ) 39,578 422
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
VAALCO Energy, Inc. 7,896 40
Valaris, Ltd.(Æ) 4,602 334
W&T Offshore, Inc. 7,562 24
Warrior Met Coal, Inc. 4,254 345
World Kinect Corp. 4,011 132
12,668
Financial Services - 24.9%
1st Source Corp. 1,443 118
Abacus Global Management, Inc. 3,075 33
Acadia Realty Trust(ö) 10,919 228
Acadian Asset Management, Inc. 2,265 162
Accelerant Holdings Class A(Æ) 4,889 57
ACNB Corp. 778 46
ACRES Commercial Realty Corp.(Æ)(ö) 510 9
Adamas Trust, Inc.(ö) 6,830 64
AGNT, Inc. 7,544 41
AH Realty Trust, Inc.(ö) 6,096 43
Alerus Financial Corp. 1,917 60
Alexander's, Inc.(ö) 164 45
Alpine Income Property Trust, Inc.(ö) 1,243 26
AlTi Global, Inc.(Æ) 3,525 13
Amalgamated Financial Corp. 1,663 76
Amerant Bancorp, Inc. 2,648 68
American Assets Trust, Inc.(ö) 3,981 98
American Coastal Insurance Corp. 1,806 20
American Integrity Insurance Group, Inc. 970 18
American Realty Investors, Inc.(Æ) 110 2
Ameris Bancorp 5,292 478
AMERISAFE, Inc. 1,510 51
Ames National Corp. 644 19
Angel Oak Mortgage REIT, Inc.(ö) 1,019 9
Apollo Commercial Real Estate Finance,
Inc.(ö) 10,843 116
Apple Hospitality REIT, Inc.(ö) 17,588 296
Arbor Realty Trust, Inc.(ö) 15,354 83
Ares Commercial Real Estate Corp.(ö) 3,830 17
ARMOUR Residential REIT, Inc.(ö) 10,173 178
Arrow Financial Corp. 1,311 54
Artisan Partners Asset Management, Inc.
Class A 5,160 178
Associated Banc-Corp. 12,057 371
Ategrity Specialty Holdings LLC(Æ) 744 18
Atlantic Union Bankshares Corp. 11,564 489
Atlanticus Holdings Corp.(Æ) 393 40
Avidbank Holdings, Inc.(Æ) 741 24
Avidia Bancorp, Inc. 1,465 31
Axos Financial, Inc.(Æ) 4,438 432
Bakkt, Inc.(Æ) 2,360 18
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 7,825 208
Banc of California, Inc. 12,337 252
BancFirst Corp. 1,731 192
Bancorp, Inc. (The)(Æ) 3,208 201
Bank First Corp. 826 123
Bank of Hawaii Corp. 3,191 260
Bank of Marin Bancorp 1,119 31

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
144 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Bank of NT Butterfield & Son, Ltd. (The) 3,235 192
Bank7 Corp. 352 17
BankUnited, Inc. 5,972 289
Bankwell Financial Group, Inc. 528 31
Banner Corp. 2,707 180
Bar Harbor Bankshares 1,249 47
BayCom Corp. 774 25
BCB Bancorp, Inc. 1,286 14
Beacon Financial Corp. 6,815 208
Better Home & Finance Holding Co.(Æ) 636 17
BGC Group, Inc. Class A 30,187 323
Biglari Holdings, Inc. Class A(Æ) 4 8
Bit Digital, Inc.(Æ) 24,645 44
Bitdeer Technologies Group Class A(Æ) 10,391 165
Blackstone Mortgage Trust, Inc. Class A(ö) 12,919 219
Bladex, Inc. 2,374 146
Blue Ridge Bankshares, Inc. 5,321 19
Bowhead Specialty Holdings, Inc.(Æ) 1,465 44
Braemar Hotels & Resorts, Inc.(ö) 4,883 11
Brandywine Realty Trust(ö) 13,123 42
BRC, Inc. Class A(Æ) 8,132 9
Bread Financial Holdings, Inc. 3,318 360
Bridgewater Bancshares, Inc.(Æ) 1,590 33
BrightSpire Capital, Inc.(ö) 9,545 52
Broadstone Net Lease, Inc.(ö) 15,581 322
Brookfield Business Corp. Class A 5,599 167
BRT Apartments Corp.(ö) 898 14
Burford Capital, Ltd. 16,357 67
Burke & Herbert Financial Services Corp. 1,187 85
Business First Bancshares, Inc. 2,538 78
BV Financial, Inc.(Æ) 611 13
Byline Bancorp, Inc. 2,480 93
C&F Financial Corp. 253 20
California BanCorp 2,092 44
Camden National Corp. 1,355 73
Cannae Holdings, Inc. 3,164 46
Capital Bancorp, Inc. 886 31
Capital City Bank Group, Inc. 1,120 55
Capitol Federal Financial, Inc. 9,797 83
CareTrust REIT, Inc.(ö) 18,183 734
Carter Bankshares, Inc. 1,776 60
Cass Information Systems, Inc. 855 44
Cathay General Bancorp 5,256 326
CB Financial Services, Inc. 386 15
CBL & Associates Properties, Inc.(ö) 1,496 79
Centerspace(ö) 1,365 77
Central Pacific Financial Corp. 2,089 80
CF Bankshares Inc. 318 10
Chain Bridge Bancorp, Inc. Class A(Æ) 194 8
Chatham Lodging Trust(ö) 3,551 47
Chemung Financial Corp. 297 22
Chicago Atlantic Real Estate Finance, Inc.
(ö) 1,437 15
Chimera Investment Corp.(ö) 6,742 90
Chiron Real Estate, Inc.(ö) 974 37
ChoiceOne Financial Services, Inc. 1,087 37
Cipher Digital, Inc.(Æ) 27,178 666
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Citizens & Northern Corp. 1,240 29
Citizens Community Bancorp, Inc. 670 16
Citizens Financial Services, Inc. 338 24
Citizens, Inc.(Æ) 3,745 22
City Holding Co. 1,128 150
Civista Bancshares, Inc. 1,670 47
Clarivate PLC(Æ) 28,137 61
Claros Mortgage Trust, Inc.(Æ)(ö) 7,646 18
Cleanspark, Inc.(Æ) 20,250 295
CNB Financial Corp. 2,364 80
CNO Financial Group, Inc. 7,510 383
Coastal Financial Corp.(Æ) 1,056 82
CoastalSouth Bancshares, Inc. 657 18
Cohen & Steers, Inc. 2,276 173
Colony Bankcorp, Inc. 1,672 34
Columbia Financial, Inc.(Æ) 2,074 44
Commercial Bancgroup, Inc. 689 22
Community Bancorp, Inc. 402 16
Community Financial System, Inc. 4,284 288
Community Healthcare Trust, Inc.(ö) 2,086 38
Community Trust Bancorp, Inc. 1,294 94
Community West Bancshares 1,965 53
Compass Diversified Holdings(Æ) 5,447 58
Compass, Inc. Class A(Æ) 57,542 710
ConnectOne Bancorp, Inc. 3,912 131
Consumer Portfolio Services, Inc.(Æ) 771 7
COPT Defense Properties(ö) 9,291 338
Core Scientific, Inc.(Æ) 25,133 643
Crawford & Co. Class A 1,352 15
CTO Realty Growth, Inc.(ö) 2,389 51
Curbline Properties Corp.(ö) 7,921 241
Cushman & Wakefield, Ltd.(Æ) 19,113 256
Customers Bancorp, Inc.(Æ) 2,497 198
CVB Financial Corp. 13,700 309
Dave, Inc.(Æ) 819 305
DiamondRock Hospitality Co.(ö) 16,547 202
DigitalBridge Group, Inc. 14,318 226
Dime Commercial Bancshares, Inc. 3,284 134
Distribution Solutions Group, Inc.(Æ) 708 19
Diversified Healthcare Trust(ö) 17,845 166
Donegal Group, Inc. Class A 1,354 26
Douglas Elliman, Inc.(Æ) 6,074 11
Douglas Emmett, Inc.(ö) 13,262 157
Dynex Capital, Inc.(ö) 17,559 230
Eagle Bancorp Montana, Inc. 613 15
Eagle Bancorp, Inc. 2,294 65
Eagle Financial Services, Inc. 381 16
Easterly Government Properties, Inc.(ö) 3,570 89
Eastern Bankshares, Inc. 17,620 392
ECB Bancorp, Inc.(Æ) 637 13
Ellington Financial, Inc.(ö) 9,969 136
Emerald Holding, Inc. 1,153 6
Empire State Realty Trust, Inc. Class A(ö) 11,492 62
Employers Holdings, Inc. 1,621 82
Enact Holdings, Inc. 2,216 101
Encore Capital Group, Inc.(Æ) 1,692 158
Enova International, Inc.(Æ) 1,948 469

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 145
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Enterprise Financial Services Corp. 2,950 194
Equity Bancshares, Inc. Class A 1,401 69
Esquire Financial Holdings, Inc. 585 70
Essent Group, Ltd. 7,305 470
Essential Properties Realty Trust, Inc.(ö) 17,652 527
Exzeo Group, Inc.(Æ) 580 10
F&G Annuities & Life, Inc. 2,847 76
Farmers & Merchants Bancorp, Inc. 1,082 33
Farmers National Banc Corp. 4,750 69
Farmland Partners, Inc.(ö) 3,298 32
FB Bancorp, Inc.(Æ) 1,210 18
FB Financial Corp. 3,556 197
Federal Agricultural Mortgage Corp. Class
C 753 150
Fidelity D & D Bancorp, Inc. 394 20
Finance of America Cos., Inc. Class A(Æ) 368 10
Financial Institutions, Inc. 1,573 61
Finwise Bancorp(Æ) 751 11
First BanCorp 15,784 535
First Bancorp, Inc. (The) 796 28
First Bank 1,642 29
First Busey Corp. 6,565 194
First Business Financial Services, Inc. 601 38
First Capital, Inc. 270 17
First Commonwealth Financial Corp. 8,236 167
First Community Bankshares, Inc. 1,319 59
First Community Corp. 705 23
First Financial Bancorp 8,521 288
First Financial Bankshares, Inc. 10,719 371
First Financial Corp. 927 72
First Guaranty Bancshares, Inc. 482 5
First Internet Bancorp 643 18
First Interstate BancSystem, Inc. Class A 7,341 283
First Merchants Corp. 5,095 223
First Mid Bancshares, Inc. 1,967 95
First National Corp. 646 19
First Northern Community Bancorp(Æ) 1,201 22
First United Corp. 499 22
First Western Financial, Inc.(Æ) 600 19
Firstsun Capital Bancorp(Æ) 1,990 77
Five Star Bancorp 1,255 61
Flagstar Bank National Association 24,828 371
Four Corners Property Trust, Inc.(ö) 8,904 219
Franklin BSP Realty Trust, Inc.(ö) 6,058 49
Franklin Financial Services Corp. 347 22
FrontView REIT, Inc.(ö) 1,723 35
FRP Holdings, Inc.(Æ) 856 21
FS Bancorp, Inc. 491 21
FTAI Infrastructure, Inc. 8,501 39
Fulton Financial Corp. 15,671 379
FVCBankcorp, Inc. 1,142 20
GBank Financial Holdings, Inc.(Æ) 674 20
GCM Grosvenor, Inc. Class A 4,731 58
Genworth Financial, Inc. Class A(Æ) 30,876 292
German American Bancorp, Inc. 2,988 142
Getty Realty Corp.(ö) 4,661 156
Glacier Bancorp, Inc. 10,614 547
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Gladstone Commercial Corp.(ö) 3,928 48
Gladstone Land Corp.(ö) 3,243 28
Global Net Lease, Inc.(ö) 15,479 138
Goosehead Insurance, Inc. Class A(Æ) 1,854 90
Great Southern Bancorp, Inc. 606 48
Greene County Bancorp, Inc. 581 20
Greenlight Capital Re, Ltd. Class A(Æ) 1,994 32
Grid Dynamics Holdings, Inc.(Æ) 5,083 29
HA Sustainable Infrastructure Capital, Inc. 10,323 403
Hamilton Insurance Group, Ltd. Class B 3,722 126
Hancock Whitney Corp. 6,631 495
Hanmi Financial Corp. 2,390 77
Hanover Bancorp, Inc. 392 9
Happen, Inc.(Æ) 9,165 190
Hawthorn Bancshares, Inc. 481 19
HBT Financial, Inc. 1,300 42
HCI Group, Inc. 902 158
Heritage Financial Corp. 3,324 98
Heritage Insurance Holdings, Inc.(Æ) 1,855 48
Highwoods Properties, Inc.(ö) 8,939 270
Hilltop Holdings, Inc. 3,217 125
Hingham Institution for Savings, The 127 39
Hippo Holdings, Inc.(Æ) 1,527 43
Home Bancorp, Inc. 512 35
Home BancShares, Inc. 15,117 432
HomeTrust Bancshares, Inc. 1,167 58
Hope Bancorp, Inc. 10,006 137
Horace Mann Educators Corp. 3,259 168
Horizon Bancorp, Inc. 4,097 82
Hudson Pacific Properties, Inc.(Æ)(ö) 4,285 65
Hut 8 Corp.(Æ) 8,246 952
Hyperliquid Strategies, Inc.(Æ) 10,039 79
Independence Realty Trust, Inc.(ö) 19,207 321
Independent Bank Corp. 5,525 386
Industrial Logistics Properties Trust(ö) 4,538 40
Innovative Industrial Properties, Inc.(ö) 2,305 143
Innventure, Inc.(Æ) 4,464 23
International Bancshares Corp. 4,441 337
International Money Express, Inc.(Æ) 2,130 31
InvenTrust Properties Corp.(ö) 6,345 225
Invesco Mortgage Capital, Inc.(ö) 7,294 58
Investar Holding Corp. 1,021 31
Investors Title Co. 109 30
Isabella Bank Corp. 554 22
Jackson Financial, Inc. Class A 5,292 542
James River Group Holdings, Inc. 3,053 13
JBG Smith Properties(ö) 4,821 71
Jefferson Capital, Inc. 1,667 32
John Marshall Bancorp, Inc. 904 20
John Wiley & Sons, Inc. Class A 3,157 153
Kearny Financial Corp. 4,359 41
Kemper Corp. 4,776 129
Kingstone Cos., Inc. 915 17
Kingsway Corp.(Æ) 1,528 16
Kite Realty Group Trust(ö) 16,550 470
KKR Real Estate Finance Trust, Inc.(ö) 4,283 29
Ladder Capital Corp. Class A(ö) 9,171 91

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
146 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Lakeland Financial Corp. 1,984 122
Landmark Bancorp, Inc. 394 12
LCNB Corp. 1,115 20
Legacy Housing Corp.(Æ) 715 19
Legalzoom.com, Inc.(Æ) 9,034 55
Lemonade, Inc.(Æ) 5,755 374
LendingTree, Inc.(Æ) 866 38
Live Oak Bancshares, Inc. 2,919 119
LiveRamp Holdings, Inc.(Æ) 5,002 188
loanDepot, Inc. Class A(Æ) 6,762 8
LTC Properties, Inc.(ö) 3,978 153
LXP Industrial Trust(ö) 4,702 253
Macerich Co. (The)(ö) 22,879 576
MainStreet Bancshares, Inc. 583 14
MARA Holdings, Inc.(Æ) 30,978 430
Marcus & Millichap, Inc. 1,740 54
Marex Group PLC 4,974 303
Maui Land & Pineapple Co., Inc.(Æ) 565 10
MBIA, Inc.(Æ) 3,311 22
McGrath RentCorp 1,983 240
Mechanics Bancorp Class A 3,511 56
Medallion Financial Corp. 1,347 14
Mercantile Bank Corp. 1,372 79
Merchants Bancorp 2,021 101
Mercury General Corp. 2,182 233
Meridian Corp. 751 15
MetroCity Bankshares, Inc. 1,867 67
Metropolitan Bank Holding Corp. 892 88
MFA Financial, Inc.(ö) 8,176 79
Miami International Holdings, Inc.(Æ) 6,123 228
Mid Penn Bancorp, Inc. 1,730 60
Midland States Bancorp, Inc. 1,471 46
Modiv Industrial, Inc.(ö) 775 13
Moelis & Co. Class A 6,039 395
MVB Financial Corp. 847 25
National Bank Holdings Corp. Class A 3,497 155
National Bankshares, Inc. 516 19
National Health Investors, Inc.(ö) 3,879 296
National Healthcare Properties, Inc.(ö) 3,636 53
Navient Corp. 5,026 43
NB Bancorp, Inc. 3,252 69
NBT Bancorp, Inc. 4,144 205
Nelnet, Inc. Class A 1,196 159
Neptune Insurance Holdings, Inc. Class
A(Æ) 3,049 96
NerdWallet, Inc. Class A(Æ) 2,990 28
NET Lease Office Properties(ö) 1,235 14
NETSTREIT Corp.(ö) 7,931 168
New Era Energy & Digital, Inc.(Æ) 6,424 41
Newmark Group, Inc. Class A 12,667 191
NewtekOne, Inc. 2,038 30
NexPoint Diversified Real Estate Trust(ö) 2,998 16
Nexpoint Real Estate Finance, Inc.(ö) 633 10
NexPoint Residential Trust, Inc.(ö) 1,838 51
NI Holdings, Inc.(Æ) 567 9
Nicolet Bankshares, Inc. 1,600 265
NMI Holdings, Inc. Class A(Æ) 6,146 253
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Northeast Bank 607 80
Northeast Community Bancorp, Inc. 913 25
Northfield Bancorp, Inc. 3,012 44
Northpointe Bancshares, Inc. 1,627 31
Northrim BanCorp, Inc. 1,768 49
Northwest Bancshares, Inc. 11,902 180
Norwood Financial Corp. 713 23
Oak Valley Bancorp 566 19
OceanFirst Financial Corp. 6,765 132
Octave Specialty Group, Inc.(Æ) 2,821 18
OFG Bancorp 3,447 169
Ohio Valley Banc Corp. 315 14
Old National Bancorp 27,952 724
Old Second Bancorp, Inc. 4,056 95
One Liberty Properties, Inc.(ö) 1,398 34
Onity Group, Inc.(Æ) 550 22
OP Bancorp 976 15
Open Lending Corp. Class A(Æ) 8,491 26
Oportun Financial Corp.(Æ) 3,289 19
OppFi, Inc.(Æ) 2,009 20
Orange County Bancorp, Inc. 1,007 37
Orchid Island Capital, Inc.(ö) 16,449 115
Origin Bancorp, Inc. 2,413 123
Orion Properties, Inc.(ö) 4,297 12
Orrstown Financial Services, Inc. 1,530 62
Outfront Media, Inc.(ö) 12,908 423
Pagseguro Digital, Ltd. Class A 13,273 120
Palomar Holdings, Inc.(Æ) 2,122 268
Park Hotels & Resorts, Inc.(ö) 15,104 215
Park National Corp. 1,357 248
Parke Bancorp, Inc. 718 24
Pathward Financial, Inc. 1,723 150
Patria Investments, Ltd. Class A 4,893 54
Paysign, Inc.(Æ) 3,547 29
PCB Bancorp 793 23
Peapack-Gladstone Financial Corp. 1,289 61
Pebblebrook Hotel Trust(ö) 9,080 176
Pelagos Insurance Capital, Ltd. 3,518 86
PennyMac Financial Services, Inc. 2,400 209
PennyMac Mortgage Investment Trust(ö) 7,086 80
Peoples Bancorp of North Carolina, Inc. 349 15
Peoples Bancorp, Inc. 2,849 109
Peoples Financial Services Corp. 708 47
Perella Weinberg Partners 5,611 90
Phillips Edison & Co., Inc.(ö) 10,297 429
Piedmont Realty Trust, Inc. Class A(Æ)(ö) 10,150 93
Pioneer Bancorp, Inc.(Æ) 932 16
Piper Sandler Cos. 5,656 409
PJT Partners, Inc. Class A 1,970 297
Plumas Bancorp 516 30
Ponce Financial Group, Inc.(Æ) 1,498 30
Postal Realty Trust, Inc. Class A(ö) 2,140 53
PRA Group, Inc.(Æ) 3,062 58
Preferred Bank 910 97
Primis Financial Corp. 1,551 25
Princeton Bancorp, Inc. 439 17
Provident Financial Services, Inc. 10,397 246

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 147
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
QCR Holdings, Inc. 1,330 129
Radian Group, Inc. 10,941 412
RBB Bancorp 1,257 34
RE/MAX Holdings, Inc. Class A(Æ) 1,517 15
Ready Capital Corp.(ö) 11,763 21
Real Brokerage, Inc. (The)(Æ) 12,439 23
Red River Bancshares, Inc. 391 36
Redwood Trust, Inc.(ö) 9,654 46
Regional Management Corp. 691 28
Remitly Global, Inc.(Æ) 15,192 340
Renasant Corp. 7,577 322
Republic Bancorp, Inc. Class A 683 62
Resolute Holdings Management, Inc.(Æ) 315 46
Rhinebeck Bancorp, Inc.(Æ) 374 6
Richmond Mutual BanCorp, Inc. 754 12
Ridgepost Capital, Inc. Class A 4,830 38
Riot Platforms, Inc.(Æ) 28,513 781
RLJ Lodging Trust(ö) 10,011 119
RMR Group, Inc. (The) Class A 1,139 23
Roadzen, Inc.(Æ) 3,682 5
Root, Inc. Class A(Æ) 1,024 57
Ryman Hospitality Properties, Inc.(ö) 5,024 646
S&T Bancorp, Inc. 2,961 145
Sabra Health Care REIT, Inc.(ö) 20,427 399
Safehold, Inc.(ö) 4,549 71
Safety Insurance Group, Inc. 1,176 88
Saul Centers, Inc.(ö) 1,065 40
Seacoast Banking Corp. of Florida 7,887 262
Seaport Entertainment Group, Inc.(Æ) 618 16
Security National Financial Corp. Class
A(Æ) 1,280 12
Selective Insurance Group, Inc. 4,876 473
Service Properties Trust(ö) 46,825 79
ServisFirst Bancshares, Inc. 4,198 364
Seven Hills Realty Trust(ö) 1,785 15
Shore Bancshares, Inc. 2,507 58
Sierra Bancorp 875 36
Silvercrest Asset Management Group, Inc.
Class A 520 5
Simmons First National Corp. Class A 11,759 266
SiriusPoint, Ltd.(Æ) 8,496 204
SITE Centers Corp.(ö) 3,637 14
Sky Harbour Group Corp.(Æ) 1,762 17
Skyward Specialty Insurance Group, Inc.
(Æ) 3,354 196
SL Green Realty Corp.(ö) 5,829 302
Slide Insurance Holdings, Inc.(Æ) 5,118 99
SmartFinancial, Inc. 1,250 59
Smartstop Self Storage REIT, Inc.(ö) 4,517 147
South Plains Financial, Inc. 1,254 54
Southern First Bancshares, Inc.(Æ) 733 45
Southern Missouri Bancorp, Inc. 773 59
Southside Bancshares, Inc. 2,330 82
Spire Global, Inc.(Æ) 2,431 45
SR Bancorp, Inc. 652 13
St. Joe Co. (The) 3,113 195
StepStone Group, Inc. Class A 6,211 257
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Stewart Information Services Corp. 2,451 162
Stock Yards Bancorp, Inc. 2,130 163
StoneX Group, Inc.(Æ) 5,818 689
Strawberry Fields REIT, Inc.(ö) 598 8
Strive, Inc. Class A(Æ) 5,081 55
Summit Hotel Properties, Inc.(ö) 8,355 59
Sunstone Hotel Investors, Inc.(ö) 14,603 167
Tanger, Inc.(ö) 9,177 362
Target Hospitality Corp. Class A(Æ) 3,249 66
Tejon Ranch Co.(Æ) 1,603 30
Terreno Realty Corp.(ö) 8,564 555
Texas Capital Bancshares, Inc. 3,503 362
Third Coast Bancshares, Inc.(Æ) 1,246 50
TIC Solutions, Inc.(Æ) 14,654 119
Timberland Bancorp, Inc. 551 25
Tiptree, Inc. Class A 1,792 32
Tompkins Financial Corp. 1,103 104
Towne Bank 7,080 257
TPG Mortgage Investment Trust, Inc.(ö) 2,311 18
TPG RE Finance Trust, Inc.(ö) 5,236 44
Transcontinental Realty Investors, Inc.(Æ) 83 4
TriCo Bancshares 2,397 129
Triumph Financial, Inc.(Æ) 1,849 141
Trupanion, Inc.(Æ) 2,685 67
TrustCo Bank Corp. 1,388 76
Trustmark Corp. 4,497 207
Two Harbors Investment Corp.(ö) 8,523 106
UMB Financial Corp. 5,906 843
UMH Properties, Inc.(ö) 6,587 100
United Bankshares, Inc. 11,214 514
United Community Banks, Inc. 9,789 344
United Fire Group, Inc. 1,732 91
Unity Bancorp, Inc. 550 32
Universal Health Realty Income Trust(ö) 983 43
Universal Insurance Holdings, Inc. 2,031 84
Univest Financial Corp. 2,250 98
Upstart Holdings, Inc.(Æ) 6,842 242
Urban Edge Properties(ö) 10,340 237
USCB Financial Holdings, Inc. 883 18
Valley National Bancorp 39,128 573
Value Line, Inc. 65 3
Velocity Financial, Inc.(Æ) 928 17
Vestis Corp.(Æ) 7,438 108
Victory Capital Holdings, Inc. Class A 3,443 289
Virginia National Bankshares Corp. 394 17
Virtus Investment Partners, Inc. 513 74
WaFd, Inc. 5,959 229
Walker & Dunlop, Inc. 2,706 148
Washington Trust Bancorp, Inc. 1,537 56
Waterstone Financial, Inc. 1,151 24
Wealthfront Corp.(Æ) 2,646 24
Webull Corp.(Æ) 26,867 175
WesBanco, Inc. 7,718 301
West BanCorp, Inc. 1,151 31
Westamerica BanCorp 1,914 112
Western New England Bancorp, Inc. 1,313 19
Westwood Holdings Group, Inc. 617 12

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
148 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Whitestone REIT(ö) 3,714 70
WisdomTree, Inc. 10,901 185
World Acceptance Corp.(Æ) 179 40
WSFS Financial Corp. 4,242 325
Xenia Hotels & Resorts, Inc.(ö) 7,502 153
Z Squared, Inc.(Æ) 3,511 37
64,418
Health Care - 19.6%
10X Genomics, Inc. Class A(Æ) 9,524 365
4D Molecular Therapeutics, Inc.(Æ) 3,651 49
Abeona Therapeutics, Inc.(Æ) 3,618 22
Absci Corp.(Æ) 11,053 128
Acadia Healthcare Co., Inc.(Æ) 7,438 220
Acadia Pharmaceuticals, Inc.(Æ) 10,297 260
Accendra Health, Inc.(Æ) 6,246 21
Achieve Life Sciences, Inc.(Æ) 6,224 41
Aclaris Therapeutics, Inc.(Æ) 9,467 50
Acumen Pharmaceuticals, Inc.(Æ) 3,779 10
AdaptHealth Corp.(Æ) 8,228 86
Adaptive Biotechnologies Corp.(Æ) 12,319 264
ADC Therapeutics SA(Æ) 6,000 6
Addus HomeCare Corp.(Æ) 1,487 149
ADMA Biologics, Inc.(Æ) 18,450 154
Agenus, Inc.(Æ) 3,181 10
agilon health, Inc.(Æ) 996 107
Agios Pharmaceuticals, Inc.(Æ) 4,725 175
AirSculpt Technologies, Inc.(Æ) 1,056 5
Akebia Therapeutics, Inc.(Æ) 18,666 21
Aktis Oncology, Inc.(Æ) 1,551 50
Alamar Biosciences, Inc.(Æ) 1,063 29
Alector, Inc.(Æ) 6,602 13
Alignment Healthcare, Inc.(Æ) 16,331 389
Alkermes PLC(Æ) 13,395 702
Allogene Therapeutics, Inc.(Æ) 21,225 44
Alpha Teknova, Inc.(Æ) 899 5
Alphatec Holdings, Inc.(Æ) 9,916 86
Altimmune, Inc.(Æ) 15,867 48
Alto Neuroscience, Inc.(Æ) 2,094 55
Alumis, Inc.(Æ) 6,293 177
ALX Oncology Holdings, Inc.(Æ) 8,628 18
Amneal Pharmaceuticals, Inc.(Æ) 13,634 236
Amphastar Pharmaceuticals, Inc.(Æ) 2,600 52
Amylyx Pharmaceuticals, Inc.(Æ) 7,341 132
AN2 Therapeutics, Inc.(Æ) 2,112 10
AnaptysBio, Inc.(Æ) 1,572 106
Anavex Life Sciences Corp.(Æ) 6,340 16
AngioDynamics, Inc.(Æ) 2,769 36
ANI Pharmaceuticals, Inc.(Æ) 1,642 136
Anika Therapeutics, Inc.(Æ) 1,032 15
Annexon, Inc.(Æ) 12,409 71
Anteris Technologies Global Corp.(Æ) 6,528 64
Apogee Therapeutics, Inc.(Æ) 3,606 479
Aquestive Therapeutics, Inc.(Æ) 8,625 36
Arbutus Biopharma Corp.(Æ) 12,862 62
Arcturus Therapeutics Holdings, Inc.(Æ) 2,096 14
Arcus Biosciences, Inc.(Æ) 7,148 220
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Arcutis Biotherapeutics, Inc.(Æ) 9,141 240
Ardelyx, Inc.(Æ) 19,529 100
Ardent Health, Inc.(Æ) 1,920 19
Armata Pharmaceuticals, Inc.(Æ) 969 6
ArriVent Biopharma, Inc.(Æ) 3,024 105
ARS Pharmaceuticals, Inc.(Æ) 4,569 37
Artiva Biotherapeutics, Inc.(Æ) 370 4
Artivion, Inc.(Æ) 3,656 82
Arvinas, Inc.(Æ) 4,749 39
Assembly Biosciences, Inc.(Æ) 788 22
Astrana Health, Inc.(Æ) 3,647 169
AtaiBeckley, Inc.(Æ) 25,622 135
Atea Pharmaceuticals, Inc.(Æ) 5,537 26
AtriCure, Inc.(Æ) 3,990 112
Atrium Therapeutics, Inc.(Æ) 898 12
Aura Biosciences, Inc.(Æ) 3,252 23
Aurinia Pharmaceuticals, Inc.(Æ) 9,536 162
Avalo Therapeutics, Inc.(Æ) 3,341 62
Avalyn Pharma, Inc.(Æ) 1,369 45
Avanos Medical, Inc.(Æ) 3,652 91
Aveanna Healthcare Holdings, Inc.(Æ) 6,253 54
Axogen, Inc.(Æ) 4,199 194
Azenta, Inc.(Æ) 3,359 86
Beam Therapeutics, Inc.(Æ) 7,920 272
Benitec Biopharma, Inc.(Æ) 1,698 23
Beta Bionics, Inc.(Æ) 3,039 48
Bicara Therapeutics, Inc.(Æ) 3,531 105
BioAge Labs, Inc.(Æ) 2,803 69
BioCryst Pharmaceuticals, Inc.(Æ) 18,611 186
Biohaven, Ltd.(Æ) 10,679 159
BioLife Solutions, Inc.(Æ) 3,408 96
Bioventus, Inc. Class A(Æ) 3,501 33
Black Diamond Therapeutics, Inc.(Æ) 3,774 7
Bright Minds Biosciences, Inc.(Æ) 588 41
BrightSpring Health Services, Inc.(Æ) 13,065 911
Brookdale Senior Living, Inc. Class A(Æ) 19,196 309
Butterfly Network, Inc.(Æ) 16,817 142
C4 Therapeutics, Inc.(Æ) 8,105 38
Cabaletta Bio, Inc.(Æ) 9,002 28
CAMP4 Therapeutics Corp.(Æ) 2,529 11
Candel Therapeutics, Inc.(Æ) 5,062 52
Canton Strategic Holdings, Inc.(Æ) 3,546 10
Capricor Therapeutics, Inc.(Æ) 4,295 103
CapsoVision, Inc.(Æ) 2,771 21
CareDx, Inc.(Æ) 4,095 117
Caribou Biosciences, Inc.(Æ) 7,299 13
Carlsmed, Inc.(Æ) 582 6
Cartesian Therapeutics, Inc.(Æ) 767 8
Castle Biosciences, Inc.(Æ) 2,386 57
Catalyst Pharmaceuticals, Inc.(Æ) 9,414 296
Celcuity, Inc.(Æ) 3,056 320
Celldex Therapeutics, Inc.(Æ) 6,230 232
Century Therapeutics, Inc.(Æ) 9,855 24
Ceribell, Inc.(Æ) 2,064 40
Certara, Inc.(Æ) 9,284 61
Cerus Corp.(Æ) 15,881 46
CG Oncology, Inc.(Æ) 5,886 418

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 149
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Claritev Corp.(Æ) 778 27
ClearPoint Neuro, Inc.(Æ) 2,158 38
Climb Bio, Inc.(Æ) 2,817 37
Clover Health Investments Corp.(Æ) 33,578 176
Cogent Biosciences, Inc.(Æ) 13,326 516
Coherus Oncology, Inc.(Æ) 8,784 12
Collegium Pharmaceutical, Inc.(Æ) 2,631 95
Community Health Systems, Inc.(Æ) 9,767 33
Compass Therapeutics, Inc.(Æ) 9,700 21
Concentra Group Holdings Parent, Inc. 9,442 281
CONMED Corp. 2,464 81
Connect Biopharma Holdings, Ltd.(Æ) 1,195 3
Context Therapeutics, Inc.(Æ) 7,450 4
Contineum Therapeutics, Inc. Class A(Æ) 2,140 35
Corbus Pharmaceuticals Holdings, Inc.(Æ) 1,314 12
CorMedix, Inc.(Æ) 5,497 43
CorVel Corp.(Æ) 2,356 147
Corvus Pharmaceuticals, Inc.(Æ) 5,406 81
Crescent Biopharma, Inc.(Æ) 1,726 31
Crinetics Pharmaceuticals, Inc.(Æ) 8,288 310
CRISPR Therapeutics AG(Æ) 7,450 406
Cullinan Therapeutics, Inc.(Æ) 4,826 88
CVRx, Inc.(Æ) 1,331 7
Cytek Biosciences, Inc.(Æ) 9,117 40
Cytokinetics, Inc.(Æ) 10,567 900
CytomX Therapeutics, Inc.(Æ) 14,234 53
Damora Therapeutics, Inc.(Æ) 4,262 111
Definium Therapeutics, Inc.(Æ) 10,400 489
Delcath Systems, Inc.(Æ) 2,231 28
Denali Therapeutics, Inc.(Æ) 11,759 302
Dentsply Sirona, Inc. 16,366 174
Design Therapeutics, Inc.(Æ) 2,457 36
DiaMedica Therapeutics, Inc.(Æ) 2,671 19
Dianthus Therapeutics, Inc.(Æ) 3,772 368
Disc Medicine, Inc.(Æ) 2,256 165
Dyne Therapeutics, Inc.(Æ) 10,909 242
Edgewise Therapeutics, Inc.(Æ) 5,720 232
Editas Medicine, Inc.(Æ) 6,990 23
Eikon Therapeutics, Inc.(Æ) 1,740 23
Electromed, Inc.(Æ) 490 21
Eledon Pharmaceuticals, Inc.(Æ) 6,168 24
Elicio Therapeutics, Inc.(Æ) 1,033 4
Embecta Corp. 4,537 15
Emergent BioSolutions, Inc.(Æ) 3,778 32
Enanta Pharmaceuticals, Inc.(Æ) 2,263 33
Enliven Therapeutics, Inc.(Æ) 3,416 173
Enovis Corp.(Æ) 4,655 96
Entrada Therapeutics, Inc.(Æ) 2,155 16
Erasca, Inc.(Æ) 15,988 293
Esperion Therapeutics, Inc.(Æ) 20,183 64
Establishment Labs Holdings, Inc.(Æ) 2,166 186
ETON Pharmaceuticals, Inc.(Æ) 2,118 77
Evolus, Inc.(Æ) 4,748 33
Evommune, Inc.(Æ) 1,013 13
EyePoint, Inc.(Æ) 6,174 88
Fennec Pharmaceuticals, Inc.(Æ) 1,942 21
First Tracks Biotherapeutics, Inc.(Æ) 1,860 37
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Foghorn Therapeutics Inc.(Æ) 2,713 13
Forte Biosciences, Inc.(Æ) 1,535 33
Fortrea Holdings, Inc.(Æ) 7,718 134
Fulcrum Therapeutics, Inc.(Æ) 4,738 17
Fulgent Genetics, Inc.(Æ) 1,603 33
Galectin Therapeutics, Inc.(Æ) 3,832 18
GeneDx Holdings Corp.(Æ) 1,596 110
Generate Biomedicines, Inc.(Æ) 1,952 33
Geron Corp.(Æ) 44,403 57
Ginkgo Bioworks Holdings, Inc.(Æ) 3,803 38
Glaukos Corp.(Æ) 4,613 645
GRAIL, Inc.(Æ) 3,286 224
Greenwich LifeSciences, Inc.(Æ) 505 12
Guardian Pharmacy Services, Inc. Class
A(Æ) 1,676 70
Gyre Therapeutics, Inc.(Æ) 1,124 7
Haemonetics Corp.(Æ) 3,773 283
Harmony Biosciences Holdings, Inc.(Æ) 3,609 131
Harrow, Inc.(Æ) 2,586 110
HealthEquity, Inc.(Æ) 6,779 612
HeartFlow, Inc.(Æ) 6,422 188
Heron Therapeutics, Inc.(Æ) 12,671 5
Hinge Health, Inc. Class A(Æ) 3,340 277
Hyperfine, Inc.(Æ) 6,260 8
ICU Medical, Inc.(Æ) 1,972 289
IDEAYA Biosciences, Inc.(Æ) 6,705 250
Immix Biopharma, Inc.(Æ) 3,284 34
Immuneering Corp. Class A(Æ) 4,287 21
ImmunityBio, Inc.(Æ) 30,933 271
Immunome, Inc.(Æ) 8,429 179
Immunovant, Inc.(Æ) 6,818 263
Indivior Pharmaceuticals, Inc.(Æ) 9,587 393
InfuSystem Holdings, Inc.(Æ) 1,541 15
Inhibikase Therapeutics, Inc.(Æ) 9,682 20
Inhibrx Biosciences, Inc.(Æ) 750 71
InnovAge Holding Corp.(Æ) 1,676 20
Innoviva, Inc.(Æ) 6,043 137
Inogen, Inc.(Æ) 1,970 13
Inspire Medical Systems, Inc.(Æ) 2,321 104
Integer Holdings Corp.(Æ) 2,744 256
Integra LifeSciences Holdings Corp.(Æ) 5,472 98
Intellia Therapeutics, Inc.(Æ) 10,808 183
Invivyd, Inc.(Æ) 16,822 15
Iovance Biotherapeutics, Inc.(Æ) 31,751 132
iRadimed Corp. 676 65
IRhythm Holdings, Inc.(Æ) 2,642 314
Ironwood Pharmaceuticals, Inc. Class A(Æ) 13,084 55
Jade Biosciences, Inc.(Æ) 2,599 58
Janux Therapeutics, Inc.(Æ) 3,261 50
Kailera Therapeutics, Inc.(Æ) 3,673 81
Karyopharm Therapeutics, Inc.(Æ) 1,592 16
Keros Therapeutics, Inc.(Æ) 2,313 25
Kestra Medical Technologies, Ltd.(Æ) 2,107 54
Kiniksa Pharmaceuticals International
PLC(Æ) 3,384 216
Kodiak Sciences, Inc.(Æ) 3,141 122
Korro Bio, Inc.(Æ) 881 12

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
150 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
KORU Medical Systems, Inc.(Æ) 3,518 15
Krystal Biotech, Inc.(Æ) 2,088 776
Kura Oncology, Inc.(Æ) 6,804 75
Kymera Therapeutics, Inc.(Æ) 4,993 573
Kyverna Therapeutics, Inc.(Æ) 3,355 30
Lantheus Holdings, Inc.(Æ) 5,215 579
Larimar Therapeutics, Inc.(Æ) 5,323 16
LB Pharmaceuticals, Inc.(Æ) 1,788 58
LeMaitre Vascular, Inc. 1,743 167
LENZ Therapeutics, Inc.(Æ) 1,331 8
Lexeo Therapeutics, Inc.(Æ) 4,991 23
Lexicon Pharmaceuticals, Inc.(Æ) 19,902 48
Lifecore Biomedical, Inc.(Æ) 2,286 12
LifeStance Health Group, Inc.(Æ) 15,316 164
Ligand Pharmaceuticals, Inc. Class B(Æ) 1,600 506
Lineage Cell Therapeutics, Inc.(Æ) 14,737 19
Liquidia Corp.(Æ) 5,637 449
LivaNova PLC(Æ) 4,491 369
Lucid Diagnostics, Inc.(Æ) 11,891 13
Lumexa Imaging Holdings, Inc.(Æ) 1,911 22
Lyell Immunopharma, Inc.(Æ) 752 11
MacroGenics, Inc.(Æ) 5,017 23
MannKind Corp.(Æ) 24,591 105
MapLight Therapeutics, Inc.(Æ) 834 30
Maravai LifeSciences Holdings, Inc. Class
A(Æ) 9,014 56
Maze Therapeutics, Inc.(Æ) 2,804 84
MBX Biosciences, Inc.(Æ) 2,473 136
MediWound, Ltd.(Æ) 639 9
MeiraGTx Holdings PLC(Æ) 4,799 65
Merit Medical Systems, Inc.(Æ) 4,779 331
MiMedx Group, Inc.(Æ) 9,177 35
Mineralys Therapeutics, Inc.(Æ) 4,582 124
Minerva Neurosciences, Inc.(Æ) 2,722 15
Minimed Group, Inc.(Æ) 2,294 34
Mirum Pharmaceuticals, Inc.(Æ) 3,796 444
Monopar Therapeutics, Inc.(Æ) 337 31
Monte Rosa Therapeutics, Inc.(Æ) 5,914 143
Myriad Genetics, Inc.(Æ) 6,936 40
National HealthCare Corp. 1,039 220
Nautilus Biotechnology, Inc.(Æ) 3,976 7
Nektar Therapeutics(Æ) 2,749 192
Neogen Corp.(Æ) 17,715 159
NeoGenomics, Inc.(Æ) 10,527 154
Neumora Therapeutics, Inc.(Æ) 8,206 14
Neurogene, Inc.(Æ) 815 26
NeuroPace, Inc.(Æ) 1,991 32
Niagen Bioscience, Inc.(Æ) 4,325 14
Nkarta, Inc.(Æ) 3,234 9
Novavax, Inc.(Æ) 12,173 115
Novocure, Ltd.(Æ) 8,531 129
Nurix Therapeutics, Inc.(Æ) 7,654 186
Nuvalent, Inc. Class A(Æ) 4,297 531
Nuvation Bio, Inc.(Æ) 20,175 115
Nuvectis Pharma, Inc.(Æ) 1,374 25
Ocugen, Inc.(Æ) 27,329 42
Ocular Therapeutix, Inc.(Æ) 16,458 162
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Olema Pharmaceuticals, Inc.(Æ) 6,263 78
Omada Health, Inc.(Æ) 2,843 62
Omeros Corp.(Æ) 5,765 55
OmniAb, Inc.(Æ) 8,309 20
Omnicell, Inc.(Æ) 3,636 151
Oncology Institute, Inc. (The)(Æ) 6,117 33
OnKure Therapeutics, Inc. Class A(Æ) 2,096 10
OPKO Health, Inc.(Æ) 31,816 48
Option Care Health, Inc.(Æ) 12,768 268
Opus Genetics, Inc.(Æ) 4,282 18
Oramed Pharmaceuticals, Inc. 2,721 13
OraSure Technologies, Inc.(Æ) 5,406 24
Orchestra BioMed Holdings, Inc.(Æ) 3,187 14
Organogenesis Holdings, Inc.(Æ) 5,657 14
ORIC Pharmaceuticals, Inc.(Æ) 5,988 65
Orthofix Medical, Inc.(Æ) 2,938 27
OrthoPediatrics Corp.(Æ) 1,249 24
Oruka Therapeutics, Inc.(Æ) 4,012 382
Oscar Health, Inc. Class A(Æ) 19,271 550
Ovid Therapeutics, Inc.(Æ) 12,220 33
Pacific Biosciences of California, Inc.(Æ) 21,340 36
Pacira BioSciences, Inc.(Æ) 3,166 80
PACS Group, Inc.(Æ) 3,723 159
Palisade Bio, Inc.(Æ) 11,770 25
Palvella Therapeutics, Inc.(Æ) 875 134
Pediatrix Medical Group, Inc.(Æ) 6,662 169
Pennant Group, Inc. (The)(Æ) 2,722 101
Perrigo Co. PLC 11,263 117
Personalis, Inc.(Æ) 5,429 73
Perspective Therapeutics, Inc.(Æ) 8,258 28
Phathom Pharmaceuticals, Inc.(Æ) 3,927 43
Phibro Animal Health Corp. Class A 1,671 52
Phreesia, Inc.(Æ) 4,200 43
Praxis Precision Medicines, Inc.(Æ) 2,005 671
Precigen, Inc.(Æ) 15,427 88
Precision BioSciences, Inc.(Æ) 1,918 15
Prelude Therapeutics, Inc.(Æ) 2,220 12
Prestige Consumer Healthcare, Inc.(Æ) 3,834 181
Prime Medicine, Inc.(Æ) 6,345 23
Privia Health Group, Inc.(Æ) 9,664 249
PROCEPT BioRobotics Corp.(Æ) 4,478 101
Progyny, Inc.(Æ) 5,434 157
ProKidney Corp.(Æ) 6,050 12
Protagonist Therapeutics, Inc.(Æ) 4,921 603
Protalix BioTherapeutics, Inc.(Æ) 5,776 13
Protara Therapeutics, Inc.(Æ) 4,184 16
Prothena Corp. PLC(Æ) 3,211 31
PTC Therapeutics, Inc.(Æ) 6,627 541
Pulse Biosciences, Inc.(Æ) 1,482 41
Puma Biotechnology, Inc.(Æ) 3,114 25
Pursuit Attractions and Hospitality, Inc.(Æ) 1,682 94
Quanterix Corp.(Æ) 3,375 15
QuidelOrtho Corp.(Æ) 5,501 96
RadNet, Inc.(Æ) 5,693 351
Rapport Therapeutics, Inc.(Æ) 2,448 102
Recursion Pharmaceuticals, Inc. Class A(Æ) 40,867 150
REGENXBIO, Inc.(Æ) 3,627 43

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 151
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Relay Therapeutics, Inc.(Æ) 12,911 242
Relmada Therapeutics, Inc.(Æ) 7,562 52
Replimune Group, Inc.(Æ) 6,328 70
Rezolute, Inc.(Æ) 6,246 32
Rhythm Pharmaceuticals, Inc.(Æ) 4,399 488
Rigel Pharmaceuticals, Inc.(Æ) 1,365 53
Rocket Pharmaceuticals, Inc.(Æ) 6,252 21
RxSight, Inc.(Æ) 2,761 13
SAB Biotherapeutics, Inc.(Æ) 3,472 14
Sagimet Biosciences, Inc. Class A(Æ) 4,699 36
Sana Biotechnology, Inc.(Æ) 14,665 51
Sanara Medtech, Inc.(Æ) 252 6
Sarepta Therapeutics, Inc.(Æ) 8,318 149
Savara, Inc.(Æ) 12,234 75
SBC Medical Group Holdings, Inc.(Æ) 468 1
Scholar Rock Holding Corp.(Æ) 8,941 492
Schrodinger, Inc.(Æ) 4,624 75
SELLAS Life Sciences Group, Inc.(Æ) 15,118 223
Senseonics Holdings, Inc.(Æ) 3,146 18
Septerna, Inc.(Æ) 1,768 59
Shattuck Labs, Inc.(Æ) 4,897 34
Shoulder Innovations, Inc.(Æ) 840 17
SI-BONE, Inc.(Æ) 3,512 57
SIGA Technologies, Inc. 3,402 12
Sionna Therapeutics, Inc.(Æ) 1,468 65
Solid Biosciences Inc.(Æ) 6,286 63
Sonida Senior Living, Inc.(Æ) 2,307 94
Spruce Biosciences, Inc.(Æ) 217 12
SpyGlass Pharma, Inc.(Æ) 886 20
Spyre Therapeutics, Inc.(Æ) 5,948 528
STAAR Surgical Co.(Æ) 2,711 78
Stereotaxis, Inc.(Æ) 4,743 8
Stoke Therapeutics, Inc.(Æ) 4,400 144
Supernus Pharmaceuticals, Inc.(Æ) 4,484 209
Surgery Partners, Inc.(Æ) 6,388 107
Surrozen, Inc.(Æ) 587 15
Sutro Biopharma, Inc.(Æ) 1,275 42
Syndax Pharmaceuticals, Inc.(Æ) 7,120 156
Tactile Systems Technology, Inc.(Æ) 1,828 54
Talkspace, Inc.(Æ) 11,485 60
Tandem Diabetes Care, Inc.(Æ) 5,579 84
Tango Therapeutics, Inc.(Æ) 11,242 351
Tarsus Pharmaceuticals, Inc.(Æ) 3,343 210
Taysha Gene Therapies, Inc.(Æ) 19,172 131
Tectonic Therapeutic, Inc.(Æ) 832 29
Teladoc Health, Inc.(Æ) 14,566 123
Tenax Therapeutics, Inc.(Æ) 2,009 29
TG Therapeutics, Inc.(Æ) 11,632 639
Theravance Biopharma, Inc.(Æ) 3,223 55
Tonix Pharmaceuticals Holding Corp.(Æ) 1,163 15
TransMedics Group, Inc.(Æ) 2,743 182
Travere Therapeutics, Inc.(Æ) 7,147 406
Trevi Therapeutics, Inc.(Æ) 8,563 160
TriSalus Life Sciences, Inc.(Æ) 3,824 17
TruBridge, Inc.(Æ) 860 23
Twist Bioscience Corp.(Æ) 4,965 511
Tyra Biosciences, Inc.(Æ) 2,934 94
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
UFP Technologies, Inc.(Æ) 607 161
Ultragenyx Pharmaceutical, Inc.(Æ) 7,725 258
Unicycive Therapeutics, Inc.(Æ) 1,953 9
Upstream Bio, Inc.(Æ) 2,536 18
UroGen Pharma, Ltd.(Æ) 3,386 125
US Physical Therapy, Inc. 1,211 83
Utah Medical Products, Inc. 256 18
Vanda Pharmaceuticals, Inc.(Æ) 4,239 26
Varex Imaging Corp.(Æ) 3,181 33
Vaxcyte, Inc.(Æ) 10,531 612
Vera Therapeutics, Inc.(Æ) 5,085 218
Veracyte, Inc.(Æ) 6,472 380
VeraDermics, Inc.(Æ) 1,741 214
Verastem, Inc.(Æ) 6,378 24
Vericel Corp.(Æ) 4,115 183
Viemed Healthcare, Inc.(Æ) 2,601 30
Vir Biotechnology, Inc.(Æ) 9,825 100
Viridian Therapeutics, Inc.(Æ) 7,215 133
Vor BioPharma, Inc.(Æ) 3,256 60
Voyager Therapeutics, Inc.(Æ) 3,858 13
WaVe Life Sciences, Ltd.(Æ) 11,023 64
Waystar Holding Corp.(Æ) 8,949 184
Whitehawk Therapeutics, Inc.(Æ) 2,594 12
X4 Pharmaceuticals, Inc.(Æ) 6,449 30
Xencor, Inc.(Æ) 5,557 89
Xenon Pharmaceuticals, Inc.(Æ) 7,847 474
Xeris Biopharma Holdings, Inc.(Æ) 13,704 108
XOMA Royalty Corp.(Æ) 704 30
Zenas Biopharma, Inc.(Æ) 2,273 58
Zentalis Pharmaceuticals, Inc.(Æ) 4,000 19
Zevra Therapeutics, Inc.(Æ) 4,706 67
Zura Bio, Ltd.(Æ) 4,714 28
Zymeworks, Inc.(Æ) 3,682 96
50,686
Materials and Processing - 6.1%
AdvanSix, Inc. 2,002 40
Airjoule Technologies Corp.(Æ) 1,780 10
American Battery Technology Co.(Æ) 10,333 29
Ampco-Pittsburgh Corp.(Æ) 1,296 11
Apogee Enterprises, Inc. 1,697 78
Ardagh Metal Packaging SA 11,329 54
Ashland, Inc. 3,716 245
Aspen Aerogels, Inc.(Æ) 4,802 30
Avient Corp. 7,471 276
Balchem Corp. 2,612 441
Belden, Inc. 3,151 378
Boise Cascade Co. 2,907 226
BrightView Holdings, Inc. 5,682 81
Cabot Corp. 4,179 380
Caledonia Mining Corp. PLC 1,257 24
Calumet, Inc.(Æ) 5,522 199
Century Aluminum Co.(Æ) 5,609 258
Chemours Co. (The) 12,294 252
Clearwater Paper Corp.(Æ) 1,309 21
Codexis, Inc.(Æ) 6,781 15
Commercial Metals Co. 9,028 567

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
152 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Compass Minerals International, Inc.(Æ) 2,566 80
CompX International, Inc. 127 3
Constellium SE(Æ) 10,837 345
Contango Silver & Gold, Inc.(Æ) 2,103 33
Core Molding Technologies, Inc.(Æ) 588 14
Critical Metals Corp.(Æ) 5,423 56
Dakota Gold Corp.(Æ) 9,317 40
Ecovyst, Inc.(Æ) 8,829 110
Elemental Royalty Corp. 2,856 50
EVI Industries, Inc. 419 6
Ferroglobe PLC 9,269 29
FMC Corp. 10,180 117
Friedman Industries, Inc. 551 18
FutureFuel Corp. 2,086 9
Gibraltar Industries, Inc.(Æ) 2,412 109
Global Industrial Co. 1,094 37
Gold Resource Corp.(Æ) 13,189 17
Gold.com, Inc. 1,597 66
Greif, Inc. Class A 1,959 146
Greif, Inc. Class B 354 33
Griffon Corp. 3,105 303
H.B. Fuller Co. 4,463 260
Hawkins, Inc. 1,571 223
Healthcare Services Group, Inc.(Æ) 5,547 136
Hudson Technologies, Inc.(Æ) 3,224 18
Huntsman Corp. 13,441 143
Hycroft Mining Holding Corp. Class A(Æ) 4,365 102
Idaho Strategic Resources, Inc.(Æ) 1,227 40
Ingevity Corp.(Æ) 2,853 213
Innospec, Inc. 2,017 164
Installed Building Products, Inc. 1,909 439
Insteel Industries, Inc. 1,451 44
Interface, Inc. Class A 4,675 168
Intrepid Potash, Inc.(Æ) 819 27
Ivanhoe Electric, Inc.(Æ) 9,707 93
Kaiser Aluminum Corp. 1,319 258
Karat Packaging, Inc. 635 21
Knife River Corp.(Æ) 4,644 388
Koppers Holdings, Inc. 1,399 63
Kronos Worldwide, Inc. 1,808 11
LB Foster Co. Class A(Æ) 766 35
Legence Corp. Class A(Æ) 4,694 400
Lightwave Logic, Inc.(Æ) 12,841 121
LSB Industries, Inc.(Æ) 4,800 52
LSI Industries, Inc. 2,683 71
Magnera Corp.(Æ) 2,481 29
Masterbrand, Inc.(Æ) 16,270 167
Mativ Holdings, Inc. 4,195 32
McEwen, Inc.(Æ) 4,181 76
Metallus, Inc.(Æ) 2,938 55
Minerals Technologies, Inc. 2,516 186
Mueller Water Products, Inc. Class A 12,582 325
Myers Industries, Inc. 3,033 107
NioCorp Developments, Ltd.(Æ) 11,445 55
NL Industries, Inc. 698 4
NovaGold Resources, Inc.(Æ) 27,930 167
NWPX Infrastructure, Inc.(Æ) 762 114
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
O-I Glass, Inc.(Æ) 12,449 120
Oil-Dri Corp. of America 799 82
Omega Flex, Inc. 295 9
OPENLANE, Inc.(Æ) 8,544 352
Orion SA 4,105 27
Perimeter Solutions, Inc.(Æ) 12,166 434
Perpetua Resources Corp.(Æ) 6,868 143
Quaker Chemical Corp. 1,115 177
Ranpak Holdings Corp.(Æ) 3,401 25
Rayonier Advanced Materials, Inc.(Æ) 4,910 39
Realloys, Inc.(Æ) 4,544 66
Resideo Technologies, Inc.(Æ) 11,004 342
Rogers Corp.(Æ) 1,450 237
Rush Enterprises, Inc. Class A 4,927 360
Rush Enterprises, Inc. Class B 750 57
ScanSource, Inc.(Æ) 1,732 90
Sensient Technologies Corp. 3,449 425
Silver Bow Mining Corp.(Æ) 426 3
SmartRent, Inc.(Æ) 13,741 16
Smith-Midland Corp.(Æ) 226 7
SSR Mining, Inc.(Æ) 17,615 498
Stepan Co. 1,757 98
Sylvamo Corp. 2,706 102
Tecnoglass, Inc. 2,016 94
ThredUp, Inc. Class A(Æ) 8,415 58
Titan America SA 1,852 35
Tredegar Corp.(Æ) 2,212 18
TriMas Corp. 2,358 106
Tronox Holdings PLC Class A 9,498 60
U.S. GoldMining Inc.(Æ) 135 1
UFP Industries, Inc. 4,576 415
United States Lime & Minerals, Inc. 878 92
Ur-Energy Inc.(Æ) 30,444 41
US Gold Corp.(Æ) 912 14
USA Rare Earth, Inc.(Æ) 15,541 335
Valhi, Inc. 201 3
Vista Gold Corp.(Æ) 11,558 22
Vox Royalty Corp. 4,993 24
VSE Corp. 2,258 516
Worthington Enterprises, Inc. 2,504 135
Worthington Steel, Inc. 2,670 90
15,811
Producer Durables - 14.2%
908 Devices, Inc.(Æ) 2,268 20
AAR Corp.(Æ) 3,199 457
ABM Industries, Inc. 4,726 209
Acacia Research Corp.(Æ) 2,833 13
ACCO Brands Corp. 6,658 28
Adient PLC(Æ) 6,346 117
Advantage Solutions Inc.(Æ) 312 14
Aebi Schmidt Holding AG 2,884 36
Aeva Technologies, Inc.(Æ) 2,538 73
Alamo Group, Inc. 846 139
Alarm.com Holdings, Inc.(Æ) 3,830 179
Albany International Corp. Class A 2,314 172
Allegiant Travel Co. Class A(Æ) 1,949 229

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 153
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Allient, Inc. 1,189 122
Alta Equipment Group, Inc.(Æ) 1,683 11
American Superconductor Corp.(Æ) 3,765 156
AMN Healthcare Services, Inc.(Æ) 3,147 102
Amprius Technologies, Inc.(Æ) 11,002 152
ArcBest Corp. 1,787 257
Arcosa, Inc. 3,963 576
Ardmore Shipping Corp. 2,863 40
Argan, Inc. 1,099 878
Arhaus, Inc. 3,898 33
Astec Industries, Inc. 1,856 114
Astronics Corp.(Æ) 2,561 208
AZZ, Inc. 2,410 374
Babcock & Wilcox Enterprises, Inc.(Æ) 10,719 151
Badger Meter, Inc. 2,382 353
Barrett Business Services, Inc. 1,842 65
Blue Bird Corp.(Æ) 2,547 201
Bowman Consulting Group, Ltd.(Æ) 1,066 31
Brink's Co. (The) 3,344 316
Bristow Group, Inc. 2,106 87
Cactus, Inc. Class A 5,640 289
Cardinal Infrastructure Group, Inc. Class
A(Æ) 1,358 128
Casella Waste Systems, Inc. Class A(Æ) 5,108 495
CBIZ, Inc.(Æ) 3,935 126
CECO Environmental Corp.(Æ) 4,214 382
Centuri Holdings, Inc.(Æ) 7,082 214
Chaince Digital Holdings, Inc.(Æ) 5,309 23
Champion Homes, Inc.(Æ) 4,459 393
Cimpress PLC(Æ) 1,363 139
Clean Energy Fuels Corp.(Æ) 13,217 27
Columbus McKinnon Corp. 2,194 33
Commercial Vehicle Group, Inc.(Æ) 2,487 12
Concrete Pumping Holdings, Inc.(Æ) 1,875 23
Construction Partners, Inc. Class A(Æ) 3,864 459
CoreCivic, Inc.(Æ) 7,861 239
Costamare Bulkers Holdings, Ltd.(Æ) 714 13
Costamare, Inc. 3,601 50
Covenant Logistics Group, Inc. Class A 1,240 55
CPI Card Group, Inc.(Æ) 489 10
CRA International, Inc. 504 72
Cross Country Healthcare, Inc.(Æ) 2,380 31
CryoPort, Inc.(Æ) 3,716 58
CSW Industrials, Inc. 1,299 362
Custom Truck One Source, Inc.(Æ) 4,599 54
Deluxe Corp. 3,591 86
DHT Holdings, Inc. 11,797 195
Dlocal, Ltd. 7,284 95
Dorian LPG, Ltd. 3,008 105
Dorman Products, Inc.(Æ) 2,159 295
Ducommun, Inc.(Æ) 1,132 210
DXP Enterprises, Inc.(Æ) 1,041 176
Eastman Kodak Co.(Æ) 5,172 48
Elmet Group Co.(The)(Æ) 796 16
Energy Recovery, Inc.(Æ) 3,828 35
Energy Services of America Corp. 979 19
EnerSys 2,978 696
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Ennis, Inc. 1,997 42
Enpro, Inc. 1,724 650
Enviri Corp.(Æ) 2,101 46
ESCO Technologies, Inc. 2,121 742
Everforth, Inc.(Æ) 3,084 55
EVERTEC, Inc. 4,997 139
Exponent, Inc. 3,943 232
Federal Signal Corp. 4,885 628
First Advantage Corp.(Æ) 6,421 116
FLEX LNG, Ltd. 2,543 71
Fluor Corp.(Æ) 11,659 611
Flyexclusive, Inc.(Æ) 445 1
Flywire Corp.(Æ) 9,588 168
Forward Air Corp.(Æ) 1,699 23
Fox Factory Holding Corp.(Æ) 3,413 58
Franklin Covey Co.(Æ) 729 18
Franklin Electric Co., Inc. 3,060 328
FreightCar America, Inc.(Æ) 1,182 12
Frontdoor, Inc.(Æ) 5,723 444
Frontier Group Holdings, Inc.(Æ) 4,328 34
Garrett Motion, Inc. 13,961 506
GATX Corp. 2,872 509
Genco Shipping & Trading, Ltd. 2,609 65
Gencor Industries, Inc.(Æ) 857 13
GEO Group, Inc. (The)(Æ) 10,246 303
Gorman-Rupp Co. (The) 1,710 157
GPGI, Inc. Class A 14,481 230
Granite Construction, Inc. 3,569 564
Green Dot Corp. Class A(Æ) 4,393 59
Greenbrier Cos., Inc. (The) 2,473 121
Hackett Group, Inc. (The) 1,912 21
Heartland Express, Inc. 3,337 51
Helios Technologies, Inc. 2,670 238
Herc Holdings, Inc. 2,682 384
Hertz Global Holdings, Inc.(Æ) 10,264 23
Hillman Solutions Corp.(Æ) 15,960 135
Himalaya Shipping, Ltd. 2,130 28
HireQuest, Inc. 458 6
HNI Corp. 5,787 234
Holley, Inc.(Æ) 4,933 13
Hub Group, Inc. Class A 4,830 212
Huron Consulting Group, Inc.(Æ) 1,324 119
Hyliion Holdings Corp.(Æ) 9,443 49
Hyster-Yale, Inc. 895 31
I3 Verticals, Inc. Class A(Æ) 1,647 35
ICF International, Inc. 1,459 106
indie Semiconductor, Inc. Class A(Æ) 17,097 77
Information Services Group, Inc. 2,919 12
INNOVATE Corp.(Æ) 445 8
Innovative Solutions and Support, Inc.(Æ) 1,185 21
Insperity, Inc. 2,951 122
International Seaways, Inc. 3,380 259
Itron, Inc.(Æ) 3,565 308
Janus International Group, Inc.(Æ) 10,035 56
JBT Marel Corp. 4,251 616
JetBlue Airways Corp.(Æ) 27,287 156
Kadant, Inc. 961 302

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
154 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Kelly Services, Inc. Class A 2,218 27
Kennametal, Inc. 6,205 217
Kforce, Inc. 1,294 61
Korn Ferry 4,222 281
LanzaTech Global, Inc.(Æ) 124 1
Latham Group, Inc.(Æ) 3,722 24
LCI Industries 1,929 204
Lightbridge Corp.(Æ) 2,734 24
Limbach Holdings, Inc.(Æ) 888 68
Lindsay Corp. 833 103
Liquidity Services, Inc.(Æ) 1,908 75
Lovesac Co. (The)(Æ) 963 16
Luxfer Holdings PLC 2,038 37
Mama's Creations, Inc.(Æ) 3,001 54
Manitowoc Co., Inc. (The)(Æ) 2,631 37
ManpowerGroup, Inc. 3,748 127
MarketWise, Inc. 181 3
Marten Transport, Ltd. 4,743 82
Materion Corp. 1,679 499
Matson, Inc. 2,438 469
Maximus, Inc. 4,415 237
Mayville Engineering Co., Inc.(Æ) 1,171 44
Mercury Systems, Inc.(Æ) 4,493 550
Mesa Laboratories, Inc. 401 40
Methode Electronics, Inc. 2,804 53
Microvast Holdings, Inc.(Æ) 15,394 18
Miller Industries, Inc. 846 43
MillerKnoll, Inc. 5,506 113
Mirion Technologies, Inc.(Æ) 19,375 347
Mistras Group, Inc.(Æ) 1,415 25
Mitek Systems, Inc.(Æ) 3,614 73
Moog, Inc. Class A 2,298 974
MYR Group, Inc.(Æ) 1,248 625
NANO Nuclear Energy, Inc.(Æ) 3,478 74
National CineMedia, Inc. 5,310 20
Navigator Holdings, Ltd. 2,967 55
NET Power, Inc.(Æ) 2,812 5
Nexxen International, Ltd.(Æ) 2,290 21
Nordic American Tankers, Ltd. 16,510 91
NRC Health Class A 900 19
NuScale Power Corp.(Æ) 26,046 261
Once Upon a Farm, PBC(Æ) 1,039 21
Onterris, Inc.(Æ) 2,740 55
Orion Group Holdings, Inc.(Æ) 3,142 53
OSI Systems, Inc.(Æ) 1,282 280
PAMT Corp.(Æ) 499 7
Pangaea Logistics Solutions, Ltd. 2,859 19
Park Aerospace Corp. 1,391 53
Park-Ohio Holdings Corp. 717 28
Paymentus Holdings, Inc. Class A(Æ) 4,758 115
Payoneer Global, Inc.(Æ) 21,130 150
Paysafe, Ltd.(Æ) 2,327 17
Perma-Fix Environmental Services, Inc.(Æ) 1,433 20
Perma-Pipe International Holdings, Inc.(Æ) 594 16
Phinia, Inc. 2,972 245
Pitney Bowes, Inc. 11,692 205
Power Solutions International, Inc.(Æ) 690 27
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Priority Technology Holdings, Inc.(Æ) 2,743 18
Pro-Dex, Inc.(Æ) 175 10
Proficient Auto Logistics, Inc.(Æ) 1,955 13
PROG Holdings, Inc. 3,167 148
Proto Labs, Inc.(Æ) 1,930 157
Public Policy Holding Co, Inc. 317 2
PureCycle Technologies, Inc.(Æ) 11,655 95
Quad/Graphics, Inc. 2,014 17
Radiant Logistics, Inc.(Æ) 2,747 26
RCM Technologies, Inc.(Æ) 407 12
Red Cat Holdings, Inc.(Æ) 8,890 95
Repay Holdings Corp.(Æ) 5,343 22
Republic Airways Holdings, Inc.(Æ) 1,138 24
RXO, Inc.(Æ) 13,416 370
Ryerson Holding Corp. 3,625 89
Sabre Corp.(Æ) 28,147 59
Safe Bulkers, Inc. 3,990 25
Scorpio Tankers, Inc. 3,729 258
SES AI Corp.(Æ) 20,156 19
Sezzle, Inc.(Æ) 1,307 224
SFL Corp., Ltd. 9,948 101
Shimmick Corp.(Æ) 409 2
Sight Sciences, Inc.(Æ) 3,421 19
SkyWest, Inc.(Æ) 3,204 318
Solid Power, Inc.(Æ) 16,194 42
Stagwell, Inc.(Æ) 8,225 61
Standex International Corp. 973 348
StoneCo, Ltd. Class A 18,574 201
Stoneridge, Inc.(Æ) 2,243 16
Strattec Security Corp.(Æ) 321 26
Syntec Optics Holdings, Inc.(Æ) 563 7
Taboola.com, Ltd.(Æ) 10,195 51
TAT Technologies, Ltd.(Æ) 954 46
Taylor Devices, Inc.(Æ) 258 15
Teekay Corp., Ltd. 4,499 45
Teekay Tankers, Ltd. Class A 1,967 128
Tennant Co. 1,435 126
Terex Corp. 9,217 667
Tidewater, Inc.(Æ) 4,010 267
Titan International, Inc.(Æ) 4,251 33
Titan Machinery, Inc.(Æ) 1,597 34
TriNet Group, Inc. 2,215 110
Trinity Industries, Inc. 6,460 223
TrueBlue, Inc.(Æ) 2,372 17
TSS, Inc.(Æ) 1,951 24
Tutor Perini Corp. 3,668 304
Twin Disc, Inc. 922 21
UniFirst Corp. 1,183 313
Uniti Group, Inc.(Æ) 13,663 157
Universal Logistics Holdings, Inc. 560 8
V2X, Inc.(Æ) 2,349 175
Versigent PLC(Æ) 5,776 243
Vishay Precision Group, Inc.(Æ) 976 146
Werner Enterprises, Inc. 4,855 212
Wheels Up Experience, Inc.(Æ) 433 4
Willdan Group, Inc.(Æ) 1,168 92
Xerox Holdings Corp. 9,744 31

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 155
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Xmax, Inc.(Æ) 4,905 45
Xometry, Inc. Class A(Æ) 3,686 356
ZipRecruiter, Inc. Class A(Æ) 4,670 18
Zurn Elkay Water Solutions Corp. 12,100 611
36,897
Technology - 12.6%
3D Systems Corp.(Æ) 11,626 35
8x8, Inc.(Æ) 10,801 18
A10 Networks, Inc. 5,798 217
ACI Worldwide, Inc.(Æ) 8,217 413
ACM Research, Inc. Class A(Æ) 4,293 545
ACV Auctions, Inc. Class A(Æ) 13,675 98
Adeia, Inc. 8,916 294
ADTRAN Holdings, Inc.(Æ) 6,150 85
Aehr Test Systems(Æ) 2,432 234
Aeluma, Inc.(Æ) 1,028 23
Agilysys, Inc.(Æ) 2,101 220
Alkami Technology, Inc.(Æ) 5,422 98
Alpha & Omega Semiconductor, Ltd.(Æ) 1,967 93
Ambarella, Inc.(Æ) 3,406 292
Ambiq Micro, Inc.(Æ) 1,486 131
Amplitude, Inc. Class A(Æ) 7,179 55
Amtech Systems, Inc.(Æ) 936 22
Angi, Inc.(Æ) 2,857 17
Anterix Inc.(Æ) 911 94
Appian Corp. Class A(Æ) 3,190 73
Arlo Technologies, Inc.(Æ) 8,681 117
Arteris, Inc.(Æ) 2,801 136
Asana, Inc. Class A(Æ) 7,795 55
Asure Software, Inc.(Æ) 1,745 14
Atomera, Inc.(Æ) 3,055 27
AvePoint, Inc.(Æ) 13,562 152
Aviat Networks, Inc.(Æ) 876 19
Axcelis Technologies, Inc.(Æ) 2,509 475
AXT, Inc.(Æ) 4,987 359
Backblaze, Inc. Class A(Æ) 4,687 74
Bandwidth, Inc. Class A(Æ) 2,371 150
Benchmark Electronics, Inc. 2,884 285
BigBear.ai Holdings, Inc.(Æ) 39,109 144
BK Technologies Corp.(Æ) 225 19
Blackbaud, Inc.(Æ) 2,893 86
Blackline, Inc.(Æ) 3,983 112
BlackSky Technology, Inc.(Æ) 2,678 75
Blaize Holdings, Inc.(Æ) 6,280 9
Blend Labs, Inc. Class A(Æ) 15,640 27
Box, Inc. Class A(Æ) 10,981 291
Brand Engagement Network, Inc.(Æ) 358 6
Braze, Inc. Class A(Æ) 7,653 166
Bumble, Inc. Class A(Æ) 8,105 26
C3.ai, Inc. Class A(Æ) 11,003 100
Calix, Inc.(Æ) 4,739 177
Cargurus, Inc.(Æ) 6,024 205
Cars.com, Inc.(Æ) 3,877 42
Cerence, Inc.(Æ) 3,204 36
CEVA, Inc.(Æ) 2,210 104
Clear Secure, Inc. Class A 7,639 426
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Clearfield, Inc.(Æ) 873 35
Climb Global Solutions, Inc. 1,176 27
Cohu, Inc.(Æ) 3,734 276
Commerce.com, Inc.(Æ) 5,446 16
CommVault Systems, Inc.(Æ) 3,581 508
Concentrix Corp. 3,414 76
Conduent, Inc.(Æ) 10,382 15
Consensus Cloud Solutions, Inc.(Æ) 1,363 52
Corsair Gaming, Inc.(Æ) 3,381 33
Crane NXT Co. 4,023 206
Crexendo, Inc.(Æ) 1,198 9
Cricut, Inc. Class A 3,814 17
CS Disco, Inc.(Æ) 1,974 7
Daily Journal Corp.(Æ) 105 63
Daktronics, Inc.(Æ) 3,179 62
Diebold Nixdorf, Inc.(Æ) 1,792 152
Digi International, Inc.(Æ) 3,004 225
Digimarc Corp.(Æ) 1,294 11
Digital Turbine, Inc.(Æ) 9,047 117
Diodes, Inc.(Æ) 3,674 402
Domo, Inc. Class B(Æ) 2,857 9
Donnelley Financial Solutions, Inc.(Æ) 1,891 79
DoubleVerify Holdings, Inc.(Æ) 11,289 122
Duos Technologies Group, Inc.(Æ) 2,114 25
D-Wave Quantum, Inc.(Æ) 29,570 709
DXC Technology Co.(Æ) 13,771 122
eGain Corp.(Æ) 1,215 8
ePlus, Inc. 2,120 176
EverCommerce, Inc.(Æ) 1,217 12
EverQuote, Inc. Class A(Æ) 2,258 54
Everspin Technologies, Inc.(Æ) 1,558 38
Evolent Health, Inc. Class A(Æ) 9,163 50
Evolv Technologies Holdings, Inc.(Æ) 13,200 77
Extreme Networks, Inc.(Æ) 10,388 336
Fastly, Inc. Class A(Æ) 12,239 225
Five9, Inc.(Æ) 6,123 131
Forafric Global PLC(Æ) 418 4
Forward Industries, Inc.(Æ) 4,961 21
Frequency Electronics, Inc.(Æ) 494 33
Freshworks, Inc. Class A(Æ) 17,172 174
Gemini Space Station, Inc. Class A(Æ) 3,278 14
GigaCloud Technology, Inc. Class A(Æ) 2,037 64
Globant SA(Æ) 3,453 100
Graham Corp.(Æ) 856 106
Grindr, Inc.(Æ) 2,280 33
Groupon, Inc.(Æ) 1,840 44
GSI Technology, Inc.(Æ) 2,531 20
Harmonic, Inc.(Æ) 8,880 145
IBEX Holdings, Ltd.(Æ) 794 24
Ibotta, Inc. Class A(Æ) 837 29
Ichor Holdings, Ltd.(Æ) 2,802 315
IDT Corp. Class B 1,327 77
Immersion Corp. 2,026 14
Impinj, Inc.(Æ) 2,336 335
Infleqtion, Inc.(Æ) 9,410 125
Innodata, Inc.(Æ) 2,546 192
Inseego Corp.(Æ) 1,028 11

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
156 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Insight Enterprises, Inc.(Æ) 2,298 280
Inspired Entertainment, Inc.(Æ) 2,069 17
Intapp, Inc.(Æ) 4,487 113
Intellicheck, Inc.(Æ) 1,475 6
InterDigital, Inc. 2,086 591
inTEST Corp.(Æ) 932 17
JFrog, Ltd.(Æ) 8,722 793
Kaltura, Inc.(Æ) 6,748 9
Keel Infrastructure Corp.(Æ) 47,225 271
Kimball Electronics, Inc.(Æ) 1,763 45
Knowles Corp.(Æ) 6,882 285
Kopin Corp.(Æ) 14,006 63
KORE Group Holdings, Inc.(Æ) 462 4
Kulicke & Soffa Industries, Inc. 4,135 553
KVH Industries, Inc.(Æ) 996 10
Lantronix, Inc.(Æ) 2,835 17
Liberty Capital Corp. Class A(Æ) 271 6
Liberty Capital Corp. Class C(Æ) 2,677 58
Life360, Inc.(Æ) 1,562 86
LightPath Technologies, Inc. Class A(Æ) 4,424 72
Marqeta, Inc. Class A(Æ) 28,005 114
MaxLinear, Inc. Class A(Æ) 6,910 885
MediaAlpha, Inc. Class A(Æ) 2,465 31
N-Able, Inc.(Æ) 5,494 20
Napco Security Technologies, Inc. 2,787 106
Navan, Inc. Class A(Æ) 8,344 191
Navitas Semiconductor Corp.(Æ) 14,720 264
nCino, Inc.(Æ) 8,595 141
NCR Atleos Corp.(Æ) 5,921 257
NCR Voyix Corp.(Æ) 11,237 92
NETGEAR, Inc.(Æ) 1,979 46
NetScout Systems, Inc.(Æ) 5,709 249
Nextdoor Holdings, Inc.(Æ) 18,751 43
NextNav, Inc.(Æ) 8,146 145
nLight, Inc.(Æ) 4,447 310
Novanta, Inc.(Æ) 2,897 470
Nutex Health, Inc.(Æ) 387 66
NVE Corp. 363 38
Oddity Tech, Ltd. Class A(Æ) 3,212 49
Ondas, Inc.(Æ) 39,021 322
One Stop Systems, Inc.(Æ) 1,792 33
OneSpan, Inc. 2,745 39
Ooma, Inc.(Æ) 1,933 37
Opendoor Technologies, Inc.(Æ) 75,347 348
Ouster, Inc.(Æ) 5,001 313
PagerDuty, Inc.(Æ) 6,371 61
Palladyne AI Corp.(Æ) 2,892 18
PAR Technology Corp.(Æ) 3,356 58
Pattern Group, Inc. Class A(Æ) 2,587 65
PC Connection, Inc. 886 65
PDF Solutions, Inc.(Æ) 2,644 187
Penguin Solutions, Inc.(Æ) 4,014 305
Photronics, Inc.(Æ) 4,648 151
Playtika Holding Corp. 4,659 17
Plexus Corp.(Æ) 2,158 649
Porch Group, Inc.(Æ) 7,787 117
Power Integrations, Inc. 4,470 374
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Powerfleet, Inc.(Æ) 9,640 37
Preformed Line Products Co. 201 82
Progress Software Corp.(Æ) 3,374 113
PubMatic, Inc. Class A(Æ) 2,979 39
Q2 Holdings, Inc.(Æ) 5,084 245
Qualys, Inc.(Æ) 2,905 399
Quantum Computing, Inc.(Æ) 16,489 160
QuickLogic Corp.(Æ) 1,324 26
Rackspace Technology, Inc.(Æ) 7,350 48
Rapid7, Inc.(Æ) 5,060 41
Red Violet, Inc.(Æ) 851 54
ReposiTrak, Inc. 932 8
RF Industries, Ltd.(Æ) 671 14
Ribbon Communications, Inc.(Æ) 6,780 16
Richardson Electronics, Ltd. 1,002 19
Richtech Robotics, Inc. Class B(Æ) 14,924 31
RideNow Group, Inc. Class B(Æ) 1,256 8
Rigetti Computing, Inc.(Æ) 26,821 518
Rimini Street, Inc.(Æ) 4,042 17
Satellogic, Inc. Class A(Æ) 7,617 44
Serve Robotics, Inc.(Æ) 5,737 38
ServiceTitan, Inc. Class A(Æ) 4,905 347
SharonAI Holdings, Inc.(Æ) 342 29
SharpLink, Inc.(Æ) 15,042 72
Shutterstock, Inc. 1,857 26
Sidus Space, Inc. Class A(Æ) 6,590 18
Silicon Laboratories, Inc.(Æ) 2,652 580
Silvaco Group, Inc.(Æ) 637 9
Simulations Plus, Inc.(Æ) 1,383 25
SkyWater Technology, Inc.(Æ) 2,981 104
Soluna Holdings, Inc.(Æ) 8,385 11
Sonos, Inc.(Æ) 9,719 131
SoundHound AI, Inc. Class A(Æ) 31,984 207
Sprinklr, Inc. Class A(Æ) 8,574 44
Sprout Social, Inc. Class A(Æ) 3,841 29
SPS Commerce, Inc.(Æ) 2,985 171
Stubhub Holdings, Inc. Class A(Æ) 17,862 230
Swarmer, Inc.(Æ) 283 13
Synaptics, Inc.(Æ) 3,111 386
Telos Corp.(Æ) 4,053 19
Tenable Holdings, Inc.(Æ) 9,191 339
Teradata Corp.(Æ) 7,654 265
Thryv Holdings, Inc.(Æ) 2,343 9
Trump Media & Technology Group Corp.
(Æ) 13,052 101
Tucows, Inc. Class A(Æ) 558 7
Ultra Clean Holdings, Inc.(Æ) 3,588 512
Unisys Corp.(Æ) 5,527 20
Upwork, Inc.(Æ) 9,635 81
Varonis Systems, Inc.(Æ) 9,133 383
Veeco Instruments, Inc.(Æ) 4,801 364
Velo3D, Inc.(Æ) 1,318 23
Veritone, Inc.(Æ) 6,691 9
Verra Mobility Corp.(Æ) 11,568 49
Vertex, Inc. Class A(Æ) 5,823 67
Via Transportation, Inc. Class A(Æ) 4,226 77
Viant Technology, Inc. Class A(Æ) 1,298 16

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 157
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Viasat, Inc.(Æ) 10,143 911
Vishay Intertechnology, Inc. 9,881 531
Vistance Networks, Inc. 17,781 227
Vuzix Corp.(Æ) 5,320 15
Weave Communications, Inc.(Æ) 4,831 29
WhiteFiber, Inc.(Æ) 865 34
Wolfspeed, Inc.(Æ) 2,306 111
Workiva, Inc.(Æ) 4,157 202
Xperi, Inc.(Æ) 3,287 27
Yelp, Inc. Class A(Æ) 4,277 105
Yext, Inc.(Æ) 8,043 38
ZenaTech, Inc.(Æ) 3,459 5
Zeta Global Holdings Corp. Class A(Æ) 18,186 358
ZoomInfo Technologies, Inc. Class A(Æ) 19,658 58
32,686
Utilities - 4.1%
American States Water Co. 3,193 264
ATN International, Inc. 733 19
Avista Corp. 6,715 275
BKV Corp.(Æ) 2,596 71
Black Hills Corp. 6,222 463
Brookfield Infrastructure Corp. Class A 10,115 389
California Resources Corp. 5,879 311
California Water Service Group 4,866 237
Chesapeake Utilities Corp. 1,944 238
CNX Resources Corp.(Æ) 11,057 375
Cogent Communications Holdings, Inc. 3,938 55
Comstock Resources, Inc.(Æ) 5,488 82
Consolidated Water Co., Ltd. 1,151 34
Crescent Energy Co. Class A 20,808 204
Diversified Energy Co. 5,677 79
Epsilon Energy, Ltd. 1,595 9
Evolution Petroleum Corp. 2,582 10
Excelerate Energy, Inc. Class A 1,933 73
Genie Energy, Ltd. Class B 1,601 23
Global Water Resources, Inc. 1,028 7
Gogo, Inc.(Æ) 5,960 18
Golar LNG, Ltd. 7,858 392
Granite Ridge Resources, Inc. 4,000 18
Gulfport Energy Corp.(Æ) 1,273 216
H2O America 2,830 172
Hawaiian Electric Industries, Inc.(Æ) 13,286 180
HighPeak Energy, Inc. 1,515 11
Infinity Natural Resources, Inc. Class A(Æ) 1,215 15
Kinetik Holdings, Inc. 4,133 200
Kolibri Global Energy, Inc.(Æ) 2,260 11
Kosmos Energy, Ltd.(Æ) 47,585 100
Lumen Technologies, Inc.(Æ) 77,804 598
Magnolia Oil & Gas Corp. Class A 14,881 381
MGE Energy, Inc. 3,008 245
Middlesex Water Co. 1,488 84
New Jersey Resources Corp. 8,241 462
NextDecade Corp.(Æ) 13,475 102
Northern Oil & Gas, Inc. 8,435 153
Northwest Natural Holding Co. 3,435 169
Northwestern Energy Group, Inc. 5,016 359
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
ONE Gas, Inc. 5,104 393
Otter Tail Corp. 3,128 281
PEDEVCO Corp.(Æ) 122 2
Portland General Electric Co. 9,462 490
Pure Cycle Corp.(Æ) 1,640 18
RGC Resources, Inc. 686 16
Riley Exploration Permian, Inc. 1,223 40
Sable Offshore Corp.(Æ) 10,711 33
SandRidge Energy, Inc. 2,381 33
Shenandoah Telecommunications Co. 4,030 61
Southwest Gas Holdings, Inc. 5,910 524
Spire, Inc. 4,741 370
Spok Holdings, Inc. 1,687 17
Summit Midstream Corp.(Æ) 627 18
Talos Energy, Inc.(Æ) 10,236 132
Telephone and Data Systems, Inc. 8,033 297
TXNM Energy, Inc. 8,339 473
Unitil Corp. 1,443 76
Vitesse Energy, Inc. 2,582 41
York Water Co. (The) 1,316 40
10,459
Total Common Stocks
(cost $220,356) 256,704
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Liberty Latin America, Ltd.
9.000% due 05/21/31(¢) 1,225
27
Total Preferred Stocks
(cost $28) 27
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š)
Rights 5,714 4
Metsera, Inc.(Æ)(Š)
Rights 4,365 21
Total Warrants and Rights
(cost $25) 25
Short-Term Investments - 1.3%
State Street Institutional U.S. Government
Money Market Fund 3,406,556 3,407
Total Short-Term Investments
(cost $3,407) 3,407
Total Investments - 100.4%
(cost $223,816) 260,163
Other Assets net of Liabilities
- (0.4)%
(952)
Net Assets - 100.0%
259,211

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
158 Venerable Small Cap Index Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
Russell 2000 E-Mini Index Futures 22 USD 3,350 09/18/2026 78
Total Futures Contracts (å) 78
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 28,303 $ — $ — $ 28,303
Consumer Staples 4,776 — — 4,776
Energy 12,668 — — 12,668
Financial Services 64,418 — — 64,418
Health Care 50,686 — — 50,686
Materials and Processing 15,811 — — 15,811
Producer Durables 36,897 — — 36,897
Technology 32,686 — — 32,686
Utilities 10,459 — — 10,459
Preferred Stocks 27 — — 27
Warrants and Rights — — 25 25
Short-Term Investments 3,407 — — 3,407
Total Investments
260,138 — 25 260,163
Derivatives
Assets
Futures Contracts 78 — — 78
Total Derivatives
*
$ 78 $ — $ — $ 78
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
23 — **
Austria ................................................................................................
56 — **
Bahamas .............................................................................................
226 0 .1
Belgium ..............................................................................................
35 — **
Bermuda .............................................................................................
392 0 .2
Brazil ..................................................................................................
321 0 .1
Cameroon ...........................................................................................
822 0 .3

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 159
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Canada ................................................................................................
3,513 1 .4
Cayman Islands ..................................................................................
286 0 .1
China ..................................................................................................
103 — **
Costa Rica ..........................................................................................
186 0 .1
Germany .............................................................................................
128 0 .1
Gibraltar .............................................................................................
4 — **
Guernsey ............................................................................................
178 0 .1
Ireland ................................................................................................
327 0 .1
Isle of Man .........................................................................................
9 — **
Israel ...................................................................................................
143 0 .1
Italy ....................................................................................................
59 — **
Japan ..................................................................................................
4 — **
Jersey ..................................................................................................
1 — **
Mexico ...............................................................................................
84 — **
Monaco ..............................................................................................
346 0 .1
Norway ...............................................................................................
505 0 .2
Panama ...............................................................................................
146 0 .1
Puerto Rico .........................................................................................
842 0 .3
Singapore ...........................................................................................
586 0 .2
South Africa .......................................................................................
24 — **
South Korea .......................................................................................
21 — **
Switzerland ........................................................................................
955 0 .4
Thailand .............................................................................................
71 — **
United Kingdom .................................................................................
785 0 .3
United States ......................................................................................
248,728 96 .0
Uruguay ..............................................................................................
95 — **
Virgin Islands, British ........................................................................
159 0 .1
Total Investments ............................................................................... 260,163 100 .4
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
160 Venerable Small Cap Index Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 223,816
Investments, at fair value .............................................................................................................................................................
260,163
Receivables:
Dividends and interest ...................................................................................................................................................... 212
Investments sold ............................................................................................................................................................... 184
From broker(a) ................................................................................................................................................................. 243
Variation margin on futures contracts .............................................................................................................................. 17
Prepaid expenses .......................................................................................................................................................................... 7
Total assets ...............................................................................................................................................................
260,826
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,434
Accrued fees to affiliates .................................................................................................................................................. 137
Other accrued expenses .................................................................................................................................................... 44
Total liabilities ...........................................................................................................................................................
1,615
Net Assets ...............................................................................................................................................................
$ 259,211
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 56,527
Paid-in capital ..............................................................................................................................................................................
202,684
Net Assets ...............................................................................................................................................................
$ 259,211
(a)     Cash collateral held at broker for futures contracts ............................................................................................................ $ 243
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 12.58
Class V — Net assets ........................................................................................................................................................... $ 259,210,622
Class V — Shares outstanding ............................................................................................................................................ 20,598,189
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 161
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,664
Interest .............................................................................................................................................................................. 6
Total investment income .............................................................................................................................................................
1,670
Expenses
Advisory fees ................................................................................................................................................................... 376
Administrative fees .......................................................................................................................................................... 121
Distribution fees - Class V ............................................................................................................................................... 364
Professional fees .............................................................................................................................................................. 24
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ..................................................................................................................................................................... 1
Offering fees ..................................................................................................................................................................... 6
Miscellaneous .................................................................................................................................................................. 10
Expenses before reductions .............................................................................................................................................. 906
Expense reductions .......................................................................................................................................................... (82)
Net expenses ................................................................................................................................................................................
824
Net investment income (loss) .......................................................................................................................................................
846
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 18,419
Futures contracts .............................................................................................................................................................. 870
Net realized gain (loss) ................................................................................................................................................................
19,289
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 28,735
Futures contracts .............................................................................................................................................................. 214
Net change in unrealized appreciation (depreciation) ................................................................................................................. 28,949
Net realized and unrealized gain (loss) ........................................................................................................................................ 48,238
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 49,084

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
See accompanying notes which are an integral part of the financial statements.
162 Venerable Small Cap Index Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 846 $ 467
Net realized gain (loss) ................................................................................................................ 19,289 1,048
Net change in unrealized appreciation (depreciation) ................................................................. 28,949 7,476
Net increase (decrease) in net assets from operations ....................................................................... 49,084 8,991
Distributions
To shareholders
Class V ..................................................................................................................................... (1,662) —
Net decrease in net assets from distributions ..................................................................................... (1,662) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (23,877) 226,675
Total Net Increase (Decrease) in Net Assets ...................................................................
23,545 235,666
Net Assets
Beginning of period ........................................................................................................................... 235,666 —
End of period ......................................................................................................................................
$ 259,211 $ 235,666
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold
(2)
134 $ 1,512 24,272 $ 242,722
Proceeds from reinvestment of distributions 136 1,662 — —
Payments for shares redeemed (2,387) (27,051) (1,557) (16,047)
Total increase (decrease)
(2,117) $ (23,877) 22,715 $ 226,675
(1)     For the period September 12, 2025 (commencement of operations) to December 31, 2025.
(2)     During the period ended December 31, 2025, Venerable Small Cap Index Fund received securities in the amount of $209,496 to satisfy a subscription-in-kind.

See accompanying notes which are an integral part of the financial statements.
Venerable Small Cap Index Fund 163
Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/26
(ƣ)
12/31/25
(℈)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.37 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.04 .02
$ Net Realized and Unrealized Gain (Loss) 2.25 .35
$ Total from Investment Operations 2.29 .37
Less distributions:
– –
$ Distributions from Net Investment Income (.03) —
$ Distributions from Net Realized Gain (.05) —
$ Total Distributions (.08) —
$ Net Asset Value, End of Period 12.58 10.37
% Total Return
(±)(ǿ)
22.11 3.70
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 259,211 235,666
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.75 .81
% Expenses, Net
(Ƃ)(ɯ)
.68 .68
% Net Investment Income
(Ƃ)(ɯ)
.70 .65
% Portfolio Turnover Rate
(ǿ)
20 7

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
164 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Common Stocks - 97.9%
Australia - 7.1%
ANZ Group Holdings, Ltd. 137,320 3,365
APA Group 59,969 421
Aristocrat Leisure, Ltd. 24,527 1,045
ASX, Ltd. 8,860 327
BHP Group, Ltd. 231,497 9,662
Brambles, Ltd. 60,194 813
CAR Group, Ltd. 17,307 310
Cochlear, Ltd. 2,983 252
Coles Group, Ltd. 59,490 1,004
Commonwealth Bank of Australia 76,239 8,714
Computershare, Ltd. 23,736 630
CSL, Ltd. 21,504 1,713
Evolution Mining, Ltd. 90,006 735
Fortescue, Ltd. 75,061 1,000
Glencore PLC(Æ) 427,222 2,914
Goodman Group(ö) 90,635 1,965
Insurance Australia Group, Ltd. 101,702 570
Lottery Corp., Ltd. (The) 101,490 405
Lynas Rare Earths, Ltd.(Æ) 40,152 503
Macquarie Group, Ltd. 16,493 2,870
Medibank Pvt, Ltd. 122,070 420
National Australia Bank, Ltd. 139,733 3,675
Northern Star Resources, Ltd. 60,246 794
Origin Energy, Ltd. 76,360 581
PLS Group, Ltd.(Æ) 143,097 501
Pro Medicus, Ltd. 2,691 381
Qantas Airways, Ltd. 35,133 260
QBE Insurance Group, Ltd. 66,733 1,165
REA Group, Ltd. 2,343 226
Rio Tinto PLC 48,542 4,591
Rio Tinto, Ltd. 16,936 2,017
Santos, Ltd. 143,956 715
Scentre Group(ö) 231,215 619
SGH, Ltd. 9,280 301
Sigma Healthcare, Ltd. 236,864 451
Sonic Healthcare, Ltd. 21,410 307
South32, Ltd. Class B 198,861 535
Stockland(ö) 110,454 313
Suncorp Group, Ltd. 47,998 641
Telstra Group, Ltd. 174,604 614
Transurban Group(Æ) 138,061 1,378
Vicinity, Ltd.(ö) 178,814 318
Washington H Soul Pattinson & Co., Ltd. 15,592 499
Wesfarmers, Ltd. 51,713 3,246
Westpac Banking Corp. 155,799 3,809
WiseTech Global, Ltd. 8,937 207
Woodside Energy Group, Ltd. 86,597 1,677
Woolworths Group, Ltd. 54,147 1,500
70,959
Austria - 0.4%
BAWAG Group AG(Þ) 3,327 667
Erste Group Bank AG 13,697 1,835
OMV AG 6,705 421
Raiffeisen Bank International AG 5,854 374
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Verbund AG Class A 3,230 205
3,502
Belgium - 0.9%
Ageas SA 6,793 543
Anheuser-Busch InBev SA 40,869 3,369
D'Ieteren Group 1,019 199
Elia Group SA 1,941 309
Financiere de Tubize SA 938 248
Groupe Bruxelles Lambert NV 3,639 332
KBC Group NV 10,219 1,394
Lotus Bakeries NV 19 252
Sofina SA 735 187
Syensqo SA 3,450 255
UCB SA 5,625 1,684
8,772
Brazil - 0.0%
Yara International ASA 7,552 332
Burkina Faso - 0.1%
Endeavour Mining PLC 9,707 480
Chile - 0.1%
Antofagasta PLC 15,702 797
China - 0.4%
BOC Hong Kong Holdings, Ltd. 165,000 895
Prosus NV 59,506 2,587
SITC International Holdings Co., Ltd. 61,000 245
Wilmar International, Ltd. 72,900 204
Yangzijiang Shipbuilding Holdings, Ltd. 117,600 312
4,243
Czech Republic - 0.0%
CSG NV(Æ) 6,822 100
Denmark - 1.6%
Carlsberg AS Class B 4,280 562
Coloplast A/S Class B 5,741 327
Danske Bank A/S 28,482 1,528
Demant A/S(Æ) 4,423 181
DSV A/S 8,749 2,077
Genmab A/S(Æ) 2,715 744
Novo Nordisk A/S Class B 146,472 7,027
Novonesis (Novozymes) Class B 15,676 991
Orsted A/S Class A(Æ)(Þ) 21,031 473
Pandora A/S 3,700 427
Rockwool A/S Class B 4,402 141
Tryg A/S 13,903 316
Vestas Wind Systems A/S 43,632 1,233
16,027
Finland - 1.2%
Elisa Oyj 6,476 272
Fortum Oyj 20,425 472
Kesko Oyj Class B 12,472 279
Kone Oyj Class B 15,120 860
Metso Oyj 30,192 525

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 165
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Neste Oyj 19,261 626
Nokia Oyj 228,512 3,025
Nordea Bank Abp 137,478 2,611
Orion Oyj Class B 4,974 409
Sampo Oyj Class A 106,864 1,123
Stora Enso Oyj Class R 26,516 283
UPM-Kymmene Oyj 23,467 623
Wartsila Oyj Abp Class B 22,375 854
11,962
France - 8.1%
Abivax SA(Æ) 2,434 323
Accor SA 8,588 499
Aeroports de Paris SA 1,643 214
Air Liquide SA Class A 28,980 5,739
Airbus SE 27,024 6,015
Alstom SA(Æ) 15,776 275
Amundi SA(Þ) 2,923 281
AXA SA 71,311 3,574
Ayvens SA(Þ) 16,134 213
bioMerieux 1,965 154
BNP Paribas SA 44,707 5,225
Bollore SE 28,113 130
Bouygues SA 10,076 562
Bureau Veritas SA 14,450 443
Capgemini SE 6,801 684
Carrefour SA 26,818 498
Compagnie de Saint-Gobain SA 19,811 1,794
Compagnie Generale des Etablissements
Michelin SCA 28,145 1,087
Covivio SA(ö) 2,541 156
Credit Agricole SA 41,286 831
Danone SA 28,796 2,362
Dassault Aviation SA 778 255
Dassault Systemes SE 30,627 624
Eiffage SA 3,124 461
Engie SA 81,250 2,562
EssilorLuxottica SA 13,695 2,569
Gecina SA(ö) 2,157 181
Getlink SE 11,257 239
Hermes International SCA 1,177 2,154
Ipsen SA 1,678 324
Kering SA 3,312 942
Klepierre SA(ö) 9,795 410
Legrand SA 11,666 1,969
L'Oreal SA 10,924 4,793
LVMH Moet Hennessy Louis Vuitton SE 11,317 6,267
Orange SA 82,833 1,562
Pernod Ricard SA 9,188 671
Publicis Groupe SA 10,176 1,006
Renault SA 8,751 251
Rexel SA Class H 10,211 446
Safran SA 15,697 6,206
Sartorius Stedim Biotech 1,299 270
Societe Generale SA 29,060 2,573
Sodexo SA 3,521 204
Thales SA 4,123 1,059
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
TotalEnergies SE 89,575 6,958
Unibail-Rodamco-Westfield(ö) 4,917 575
Veolia Environnement SA 26,987 1,124
Vinci SA 21,185 3,098
80,812
Germany - 8.3%
adidas AG 7,368 1,511
Allianz SE 17,301 8,188
BASF SE 40,591 2,170
Bayer AG 43,692 2,415
Bayerische Motoren Werke AG 12,478 817
Beiersdorf AG 4,418 380
Brenntag SE 5,588 340
Commerzbank AG 29,485 1,255
Continental AG 4,896 404
CTS Eventim AG & Co. KGaA 2,776 162
Daimler Truck Holding AG 20,435 985
Deutsche Bank AG 82,548 2,795
Deutsche Boerse AG 8,262 2,254
Deutsche Lufthansa AG 26,675 305
Deutsche Post AG 41,841 2,539
Deutsche Telekom AG 156,161 4,256
E.ON SE 99,847 2,060
Evonik Industries AG 12,002 218
Fresenius Medical Care AG 8,674 392
Fresenius SE & Co. KGaA 18,792 858
GEA Group AG 6,671 458
Hannover Rueck SE 2,683 743
Heidelberg Materials AG 5,955 1,136
Henkel AG & Co. KGaA 4,136 327
Hensoldt AG 2,826 219
Hochtief AG 692 401
Infineon Technologies AG 59,392 5,545
Knorr-Bremse AG 2,933 341
Mercedes-Benz Group AG 32,126 1,612
Merck KGaA 5,750 965
MTU Aero Engines AG 2,395 996
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 5,941 3,316
Nemetschek SE 2,569 155
Rational AG 240 176
Rheinmetall AG 2,117 2,396
RWE AG 29,229 1,894
SAP SE 47,491 7,273
Scout24 SE(Þ) 3,424 283
Siemens AG 33,787 10,857
Siemens Energy AG 35,246 6,680
Siemens Healthineers AG(Þ) 15,406 602
Symrise AG 6,046 607
Talanx AG 2,872 363
Vonovia SE 32,799 809
Zalando SE(Æ)(Þ) 9,985 289
82,747
Guatemala - 0.0%
Millicom International Cellular SA 4,217 383

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
166 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Hong Kong - 1.5%
AIA Group, Ltd. 477,400 4,379
CK Asset Holdings, Ltd. 80,000 453
CK Infrastructure Holdings, Ltd. 28,500 218
CLP Holdings, Ltd. 73,500 687
Futu Holdings, Ltd. - ADR 2,233 209
Henderson Land Development Co., Ltd. 65,000 206
HKT Trust & HKT, Ltd. 169,000 251
Hong Kong & China Gas Co., Ltd. 509,000 423
Hong Kong Exchanges & Clearing, Ltd. 54,700 2,542
Hongkong Land Holdings, Ltd. 44,000 315
Link REIT(ö) 118,300 552
MTR Corp., Ltd. 71,000 277
Power Assets Holdings, Ltd. 63,000 460
Prudential PLC 113,290 1,509
Sino Land Co., Ltd. 164,000 216
Sun Hung Kai Properties, Ltd. 59,500 858
Swire Pacific, Ltd. Class A 16,000 167
Techtronic Industries Co., Ltd. 62,500 1,043
WH Group, Ltd.(Þ) 350,000 371
Wharf Real Estate Investment Co., Ltd. 75,000 205
15,341
Indonesia - 0.1%
Jardine Matheson Holdings, Ltd. 7,400 457
Ireland - 0.4%
AerCap Holdings NV 7,449 1,086
AIB Group PLC 95,054 1,117
Bank of Ireland Group PLC 42,379 845
Kerry Group PLC Class A 7,157 657
Kingspan Group PLC 6,995 640
4,345
Israel - 1.1%
Azrieli Group, Ltd. 1,886 257
Bank Hapoalim BM 59,623 1,375
Bank Leumi Le-Israel BM 65,836 1,473
Check Point Software Technologies, Ltd.
(Æ) 3,548 466
Elbit Systems, Ltd. 1,238 942
Enlight Renewable Energy, Ltd.(Æ) 6,335 561
Harel Insurance Investments & Financial
Services, Ltd. 5,384 284
ICL Group, Ltd. 36,142 181
Israel Discount Bank, Ltd. Class A 55,608 551
Mizrahi Tefahot Bank, Ltd. 7,091 469
Nova, Ltd.(Æ) 1,339 712
OPC Energy, Ltd.(Æ) 7,758 241
Phoenix Financial, Ltd. 10,400 576
Teva Pharmaceutical Industries, Ltd.
- ADR 52,918 1,793
Tower Semiconductor, Ltd.(Æ) 4,999 1,287
11,168
Italy - 3.1%
Banca Mediolanum SpA 10,605 264
Banca Monte dei Paschi di Siena SpA 87,856 1,091
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Banco BPM SpA 50,552 873
BPER Banca SpA 69,893 1,097
Coca-Cola HBC AG(Æ) 9,122 595
Davide Campari-Milano NV 29,259 182
Enel SpA 346,784 3,984
Eni SpA 82,628 1,933
FinecoBank Banca Fineco SpA 27,843 699
Generali 37,005 1,802
Intesa Sanpaolo SpA 633,565 4,340
Italgas SpA 27,875 323
Leonardo SpA 18,004 966
Moncler SpA 10,368 602
Poste Italiane SpA 20,812 681
Prysmian SpA 12,527 2,104
Recordati Industria Chimica e
Farmaceutica SpA 5,252 308
Ryanair Holdings PLC 18,991 595
Snam SpA 89,648 645
Telecom Italia SpA(Æ) 79,913 728
Terna - Rete Elettrica Nazionale 62,577 732
UniCredit SpA 61,724 5,522
Unipol Assicurazioni SpA 16,332 456
30,522
Japan - 23.2%
Advantest Corp. 33,300 6,769
Aeon Co., Ltd. 99,100 818
AGC, Inc. 9,000 389
Aisin Corp. 22,000 297
Ajinomoto Co., Inc. 38,900 1,415
ANA Holdings, Inc. 7,400 136
Asahi Group Holdings, Ltd. 64,000 609
Asahi Kasei Corp. 55,900 617
Asics Corp. 31,100 846
Astellas Pharma, Inc. 78,200 1,051
Bandai Namco Holdings, Inc. 23,000 538
Bridgestone Corp. 48,600 1,023
Canon, Inc. 36,400 930
Capcom Co., Ltd. 12,200 226
Central Japan Railway Co. 34,400 738
Chiba Bank, Ltd. (The) 25,800 392
Chubu Electric Power Co., Inc. 31,200 587
Chugai Pharmaceutical Co., Ltd. 29,900 1,384
Dai Nippon Printing Co., Ltd. 18,000 330
Daifuku Co., Ltd. 14,400 641
Daiichi Life Group, Inc. 156,400 1,714
Daiichi Sankyo Co., Ltd. 77,600 1,245
Daikin Industries, Ltd. 11,800 1,792
Daito Trust Construction Co., Ltd. 13,100 250
Daiwa House Industry Co., Ltd. 25,000 677
Daiwa Securities Group, Inc. 59,400 584
Denso Corp. 72,800 841
Disco Corp. 4,000 2,033
East Japan Railway Co. 42,900 899
Ebara Corp. 20,600 808
Eisai Co., Ltd. 12,000 303
ENEOS Holdings, Inc. 120,400 886

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 167
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Fanuc Corp. 41,600 1,902
Fast Retailing Co., Ltd. 8,600 4,398
Fuji Electric Co., Ltd. 6,500 550
FUJIFILM Holdings Corp. 49,800 1,071
Fujikura, Ltd. 68,400 2,655
Fujitsu, Ltd. 78,300 1,563
Furukawa Electric Co., Ltd. 29,000 862
Hankyu Hanshin Holdings, Inc. 10,700 281
Hikari Tsushin, Inc. 800 175
Hitachi, Ltd. 201,100 5,589
Honda Motor Co., Ltd. 164,400 1,489
Hoya Corp. 15,100 2,435
Hulic Co., Ltd. 20,500 214
Ibiden Co., Ltd. 10,600 1,591
Idemitsu Kosan Co., Ltd. 34,400 253
IHI Corp. 45,800 774
Inpex Corp. 39,200 790
Isuzu Motors, Ltd. 24,500 324
ITOCHU Corp. 252,300 2,901
Japan Exchange Group, Inc. 44,900 566
Japan Post Bank Co., Ltd. Class A 79,600 1,516
Japan Post Holdings Co., Ltd. 76,700 1,028
Japan Post Insurance Co., Ltd. Class A 24,900 235
Japan Tobacco, Inc. 50,100 1,841
JFE Holdings, Inc. 26,300 253
JX Advanced Metals Corp. 24,800 686
Kajima Corp. 18,100 661
Kansai Electric Power Co., Inc. (The) 42,200 593
Kao Corp. 40,400 801
Kawasaki Heavy Industries, Ltd. 34,000 619
Kawasaki Kisen Kaisha, Ltd. 15,700 241
KDDI Corp. 130,400 2,200
Keyence Corp. 8,600 4,333
Kikkoman Corp. 30,200 310
Kioxia Holdings Corp.(Æ) 14,200 8,062
Kirin Holdings Co., Ltd. 34,600 593
Komatsu, Ltd. 39,200 1,534
Konami Group Corp. 4,500 492
Kubota Corp. 43,100 722
Kyocera Corp. 53,300 1,182
Kyowa Kirin Co., Ltd. 10,900 174
Lasertec Corp. 3,600 1,120
LY Corp. 122,500 328
Makita Corp. 10,300 369
Marubeni Corp. 62,800 1,829
MINEBEA MITSUMI, Inc. 15,100 448
Mitsubishi Chemical Group Corp. 54,500 379
Mitsubishi Corp. 137,400 3,696
Mitsubishi Electric Corp. 86,400 3,168
Mitsubishi Estate Co., Ltd. 47,300 1,204
Mitsubishi HC Capital, Inc. 40,300 326
Mitsubishi Heavy Industries, Ltd. 145,700 3,318
Mitsubishi UFJ Financial Group, Inc. 485,700 9,635
Mitsui & Co., Ltd. 107,500 2,994
Mitsui Fudosan Co., Ltd. 112,800 1,039
Mitsui Kinzoku Co., Ltd. 2,400 643
Mitsui OSK Lines, Ltd. 15,400 493
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Mizuho Financial Group, Inc. 107,600 5,167
MS&AD Insurance Group Holdings, Inc. 54,300 1,418
Murata Manufacturing Co., Ltd. 73,700 5,312
NEC Corp. 55,900 1,357
Nexon Co., Ltd. 13,600 181
Nidec Corp. 38,200 628
Nintendo Co., Ltd. 49,100 2,062
Nippon Building Fund, Inc.(ö) 356 275
Nippon Paint Holdings Co., Ltd. 42,200 275
Nippon Sanso Holdings Corp. 7,800 288
Nippon Steel Corp. 215,100 712
Nippon Yusen 18,400 592
Nissan Motor Co., Ltd.(Æ) 105,600 196
Nitori Holdings Co., Ltd. 17,900 266
Nitto Denko Corp. 30,200 595
Nomura Holdings, Inc. 133,700 1,167
Nomura Research Institute, Ltd. 16,900 479
NTT, Inc. 1,329,000 1,185
Obayashi Corp. 28,300 573
Obic Co., Ltd. 14,400 338
Olympus Corp. 49,600 521
Oriental Land Co., Ltd. 48,100 736
ORIX Corp. 49,900 1,891
Osaka Gas Co., Ltd. 16,000 538
Otsuka Corp. 10,900 187
Otsuka Holdings Co., Ltd. 19,400 1,285
Pan Pacific International Holdings Corp. 84,800 433
Panasonic Holdings Corp. 105,800 2,971
Rakuten Group, Inc.(Æ) 69,400 324
Recruit Holdings Co., Ltd. 60,300 4,197
Renesas Electronics Corp. 79,100 2,389
Resona Holdings, Inc. 92,400 1,205
Resonac Holdings Corp. 7,900 881
Ryohin Keikaku Co., Ltd. 23,100 505
Sanrio Co., Ltd. 40,000 270
SBI Holdings, Inc. 24,100 392
SCREEN Holdings Co., Ltd. 7,000 783
Secom Co., Ltd. 17,700 703
Seibu Holdings, Inc. 9,900 193
Sekisui House, Ltd. 26,600 553
Seven & i Holdings Co., Ltd. 85,900 1,036
Shimano, Inc. 3,300 352
Shimizu Corp. 22,900 363
Shin-Etsu Chemical Co., Ltd. 74,500 3,249
Shionogi & Co., Ltd. 33,700 577
Shiseido Co., Ltd. 17,800 288
SMC Corp. 2,500 1,112
SoftBank Corp. 1,278,900 1,637
SoftBank Group Corp. 168,700 6,329
Sompo Holdings, Inc. 37,200 1,419
Sony Group Corp. 265,700 5,328
Subaru Corp. 23,700 349
Sumitomo Corp. 184,800 1,775
Sumitomo Electric Industries, Ltd. 129,600 2,392
Sumitomo Metal Mining Co., Ltd. 11,000 514
Sumitomo Mitsui Financial Group, Inc. 165,300 6,463
Sumitomo Mitsui Trust Group, Inc. 28,300 1,057

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
168 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Sumitomo Realty & Development Co.,
Ltd. 27,100 624
Suntory Beverage & Food, Ltd. 6,600 183
Suzuki Motor Corp. 69,900 841
T&D Holdings, Inc. 20,000 592
Taisei Corp. 6,600 585
Takeda Pharmaceutical Co., Ltd. 70,800 2,235
TDK Corp. 86,500 1,932
Terumo Corp. 59,300 816
Toho Co., Ltd. 23,500 188
Tokio Marine Holdings, Inc. 81,800 3,622
Tokyo Electron, Ltd. 20,300 9,817
Tokyo Gas Co., Ltd. 14,100 530
TOPPAN Holdings, Inc. 10,800 343
Toray Industries, Inc. 58,200 404
Toyota Motor Corp. 430,800 7,225
Toyota Tsusho Corp. 29,000 1,082
Unicharm Corp. 51,200 298
West Japan Railway Co. 18,800 315
Yamaha Motor Co., Ltd. 40,800 309
Yokogawa Electric Corp. 10,500 369
Yokohama Financial Group, Inc. 47,100 503
Zensho Holdings Co., Ltd. 4,300 213
232,505
Luxembourg - 0.2%
ArcelorMittal SA 18,962 1,140
CVC Capital Partners PLC(Þ) 9,679 141
Eurofins Scientific SE 5,391 422
1,703
Macao - 0.1%
Galaxy Entertainment Group, Ltd. 90,000 339
Sands China, Ltd. 108,400 181
520
Mexico - 0.0%
Fresnillo PLC 8,384 305
Netherlands - 6.2%
ABN AMRO Bank NV - Dutch
Certificates(Þ) 28,079 1,194
Adyen NV(Æ)(Þ) 1,219 1,138
Akzo Nobel NV 7,002 475
Argenx SE(Æ) 2,814 2,610
ASM International NV 2,128 2,436
ASML Holding NV 17,652 35,008
ASR Nederland NV 7,141 539
BE Semiconductor Industries NV 3,248 1,067
Euronext NV(Þ) 3,468 555
EXOR NV 4,257 326
Ferrari NV 5,513 2,043
Heineken Holding NV 5,466 417
Heineken NV 12,804 1,077
ING Groep NV 132,816 4,202
Koninklijke Ahold Delhaize NV 39,645 1,596
Koninklijke KPN NV 170,264 845
Koninklijke Philips NV 35,541 966
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Magnum Ice Cream Co. NV (The)(Æ) 21,789 379
Nebius Group NV Class A(Æ) 9,174 2,534
NN Group NV 11,700 1,025
QIAGEN NV 9,366 363
Universal Music Group NV 45,989 963
Wolters Kluwer NV 10,341 668
62,426
New Zealand - 0.2%
Auckland International Airport, Ltd. 77,229 367
Contact Energy, Ltd. 39,539 210
Fisher & Paykel Healthcare Corp., Ltd. 26,758 592
Infratil, Ltd. 42,085 369
Meridian Energy, Ltd. 61,770 204
Xero, Ltd.(Æ) 7,545 379
2,121
Nigeria - 0.0%
Airtel Africa PLC(Þ) 34,869 152
Norway - 0.5%
Aker BP ASA 14,413 438
DNB Bank ASA 37,016 1,101
Equinor ASA Class N 32,026 1,006
Gjensidige Forsikring ASA 9,487 257
Kongsberg Gruppen ASA 19,654 593
Mowi ASA 19,814 366
Norsk Hydro ASA 58,574 528
Orkla ASA 31,971 337
Salmar ASA Class A 3,088 145
Telenor ASA 28,084 404
Var Energi ASA 42,638 176
5,351
Poland - 0.0%
InPost SA(Æ) 11,707 206
Portugal - 0.2%
Banco Comercial Portugues SA Class R 329,289 390
EDP SA 133,202 697
Galp Energia SGPS SA Class B 18,996 404
Jeronimo Martins SGPS SA 12,893 247
1,738
Singapore - 1.8%
CapitaLand Ascendas REIT(ö) 178,300 344
CapitaLand Integrated Commercial Trust
Class A(ö) 277,000 509
Capitaland Investment, Ltd. 111,000 214
DBS Group Holdings, Ltd. 93,800 4,739
Grab Holdings, Ltd. Class A(Æ) 107,701 406
Keppel, Ltd. 66,300 565
Oversea-Chinese Banking Corp., Ltd. 150,500 2,895
Sea, Ltd. - ADR(Æ) 17,088 1,638
Sembcorp Industries, Ltd. 41,900 206
Singapore Airlines, Ltd. 70,200 419
Singapore Exchange, Ltd. 36,600 685
Singapore Technologies Engineering, Ltd. 71,100 574
Singapore Telecommunications, Ltd. 330,200 1,131

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 169
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
STMicroelectronics NV 28,741 2,146
United Overseas Bank, Ltd. 55,600 1,714
18,185
South Africa - 0.2%
Anglo American PLC 48,248 2,363
South Korea - 0.0%
Delivery Hero SE(Æ)(Þ) 7,599 313
Spain - 3.7%
Acciona SA 1,099 348
ACS Actividades de Construccion y
Servicios SA 7,894 1,166
Aena SME SA(Þ) 33,364 1,017
Amadeus IT Group SA Class A 20,041 1,151
Banco Bilbao Vizcaya Argentaria SA 254,970 6,396
Banco de Sabadell SA 223,477 794
Banco Santander SA 651,365 9,011
Bankinter SA 28,617 480
CaixaBank SA 159,737 2,267
Cellnex Telecom SA(Þ) 21,250 636
EDP Renewables SA 15,086 244
Endesa SA 14,461 659
Iberdrola SA 276,611 6,904
Indra Sistemas SA 3,636 200
Industria de Diseno Textil SA 49,610 3,127
Mapfre SA 42,060 208
Naturgy Energy Group SA 18,741 588
Redeia Corp. SA 18,475 315
Repsol SA 50,196 1,250
Telefonica SA 163,953 659
37,420
Sweden - 3.0%
AddTech AB Class B 11,888 419
Alfa Laval AB 12,900 768
Assa Abloy AB Class B 44,689 1,579
Atlas Copco AB Class A 114,777 2,330
Atlas Copco AB Class B 67,587 1,198
Beijer Ref AB Class B 18,649 273
Boliden AB 12,651 714
Epiroc AB Class A 28,160 773
Epiroc AB Class B 17,783 413
EQT AB 19,704 557
Essity AB Class B 26,891 761
Evolution AB(Æ)(Þ) 5,592 385
Fastighets AB Balder Class B(Æ) 34,095 182
H & M Hennes & Mauritz AB Class B 19,281 332
Hexagon AB Class B 92,569 766
Industrivarden AB Class A 4,955 278
Industrivarden AB Class C 7,119 391
Indutrade AB 12,497 259
Investment AB Latour Class B 6,922 138
Investor AB Class B 78,890 3,277
L E Lundbergforetagen AB Class B 3,552 205
Lifco AB Class B 9,659 317
Nibe Industrier AB Class B 67,533 251
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Saab AB Class B 14,282 741
Sagax AB Class B 10,437 166
Sandvik AB 47,539 1,962
Securitas AB Class B 22,427 368
Skandinaviska Enskilda Banken AB
Class A 67,499 1,343
Skanska AB Class B 15,519 415
SKF AB Class B 15,556 399
Svenska Cellulosa AB SCA Class B 27,702 283
Svenska Handelsbanken AB Class A 62,049 913
Swedbank AB Class A 37,854 1,414
Swedish Orphan Biovitrum AB Class
B(Æ) 8,146 388
Tele2 AB Class B 24,965 434
Telefonaktiebolaget LM Ericsson Class B 120,472 1,345
Telia Co. AB 107,581 524
Trelleborg AB Class B 9,249 385
Volvo AB Class B 70,854 2,409
30,055
Switzerland - 6.2%
ABB, Ltd. 71,333 7,740
Avolta AG(Æ) 3,896 261
Banque Cantonale Vaudoise 1,411 207
Barry Callebaut AG 159 220
Belimo Holding AG 449 506
BKW AG 989 167
Chocoladefabriken Lindt & Spruengli AG 47 1,083
Compagnie Financiere Richemont SA
Class A 24,467 5,678
DSM-Firmenich AG 7,498 711
EMS-Chemie Holding AG 311 267
Galderma Group AG(Æ) 8,171 1,858
Geberit AG 1,503 1,003
Givaudan SA 410 1,737
Helvetia Baloise Holding AG 3,525 910
Julius Baer Group, Ltd. 9,124 789
Kuehne + Nagel International AG 2,201 534
Logitech International SA 6,770 635
Lonza Group AG 3,196 2,157
Nestle SA 117,265 12,042
Partners Group Holding AG 973 797
Sandoz Group AG 18,525 1,674
Schindler Holding AG 2,719 889
SGS SA 7,338 850
Sika AG 6,757 1,392
Sonova Holding AG 2,309 548
Straumann Holding AG 5,085 669
Swatch Group AG (The) Class B 1,319 323
Swiss Life Holding AG 1,265 1,392
Swiss Prime Site AG Class A 3,556 580
Swisscom AG 1,148 886
UBS Group AG 144,481 7,157
VAT Group AG(Þ) 1,197 1,047
Zurich Insurance Group AG 6,809 5,029
61,738

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
170 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
United Kingdom - 10.8%
3i Group PLC 44,202 1,459
Admiral Group PLC 11,846 560
Associated British Foods PLC 12,859 339
AstraZeneca PLC 68,815 12,874
Aviva PLC 136,064 1,174
BAE Systems PLC 133,528 3,267
Barclays PLC 615,919 4,136
British American Tobacco PLC 91,381 5,636
BT Group PLC 265,994 671
Bunzl PLC 14,779 516
Centrica PLC 204,905 464
CK Hutchison Holdings, Ltd. Class B 119,500 1,016
Coca-Cola Europacific Partners PLC 9,241 925
Compass Group PLC 77,279 2,497
Diageo PLC 99,072 1,991
GSK PLC 184,606 4,844
Halma PLC 16,894 883
HSBC Holdings PLC 781,950 14,853
Imperial Brands PLC 33,526 1,240
Informa PLC 57,290 687
International Consolidated Airlines Group
SA 52,572 334
Intertek Group PLC 7,026 541
J Sainsbury PLC 78,206 332
Kingfisher PLC 76,297 287
Land Securities Group PLC(ö) 33,270 287
Legal & General Group PLC 238,344 905
Lloyds Banking Group PLC 2,664,968 3,932
London Stock Exchange Group PLC 20,396 2,209
M&G PLC 103,950 464
Marks & Spencer Group PLC 93,591 462
Melrose Industries PLC 57,412 362
National Grid PLC 226,319 3,747
NatWest Group PLC 363,167 3,201
Next PLC 5,176 999
Pearson PLC 21,498 341
Reckitt Benckiser Group PLC 28,707 1,871
RELX PLC 80,960 2,550
Rentokil Initial PLC 112,405 636
Rolls-Royce Holdings PLC 382,198 7,338
Sage Group PLC (The) 43,833 475
Schroders PLC 32,254 251
Segro PLC(ö) 58,502 680
Severn Trent PLC Class H 12,328 482
Smith & Nephew PLC 36,788 529
Smiths Group PLC 14,125 480
Spirax Group PLC 3,350 304
SSE PLC 53,692 1,735
Standard Chartered PLC 80,999 2,195
Standard Life PLC 31,970 353
Tesco PLC 284,190 1,735
Unilever PLC 99,427 5,968
United Utilities Group PLC 33,804 587
Verisure PLC(Æ) 11,823 132
Vodafone Group PLC 834,461 1,103
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Wise Group PLC Class A(Æ) 30,313 364
108,203
United States - 7.2%
Aegon, Ltd. 57,555 489
Alcon AG 22,146 1,497
AP Moller - Maersk A/S Class A 111 256
AP Moller - Maersk A/S Class B 152 361
BP PLC 714,481 4,397
Buzzi SpA 3,609 185
Experian PLC 40,830 1,373
Ferrovial SE 21,541 1,478
Haleon PLC 396,328 1,829
Holcim AG(Æ) 23,220 2,102
InterContinental Hotels Group PLC 6,409 1,105
Novartis AG 83,351 13,052
Octave Intelligence PLC - SDR(Æ) 9,256 149
Roche Holding AG 33,311 13,723
Sanofi SA 49,616 4,240
Schneider Electric SE 24,935 8,181
Shell PLC 254,399 9,854
Spotify Technology SA(Æ) 6,666 3,061
Stellantis NV(Æ) 89,697 510
Sunbelt Rentals Holdings, Inc. 18,526 1,352
Swiss Re AG 13,597 2,163
Tenaris SA 14,627 405
71,762
Total Common Stocks
(cost $856,386) 980,015
Preferred Stocks - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG
7.623% (Ÿ) 2,490 163
Dr Ing hc F Porsche AG
2.248% (Ÿ)(Þ) 5,066 252
Henkel AG & Co. KGaA
2.903% (Ÿ) 6,888 579
Porsche Automobil Holding SE
5.639% (Ÿ) 6,992 215
Sartorius AG
0.310% (Ÿ) 1,227 322
Volkswagen AG
6.666% (Ÿ) 9,173 735
2,266
Total Preferred Stocks
(cost $2,747) 2,266
Warrants and Rights - 0.0%
Israel - 0.0%
CyberArk(Æ)(Š)
Rights 2,338 105

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 171
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA(Æ)
Rights 7,894 17
Total Warrants and Rights
(cost $122) 122
Short-Term Investments - 0.3%
United States - 0.3%
State Street Institutional U.S. Government
Money Market Fund 2,923,887 2,924
Total Short-Term Investments
(cost $2,924) 2,924
Total Investments - 98.4%
(cost $862,179) 985,327
Other Assets net of Liabilities
- 1.6%
15,979
Net Assets - 100.0%
1,001,306

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
172 Venerable International Index Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
MSCI EAFE Index Futures 106 USD 16,670 09/18/2026 (116)
Total Futures Contracts (å) (116)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Australia $ — $ 70,959 $ — $ 70,959
Austria — 3,502 — 3,502
Belgium — 8,772 — 8,772
Brazil — 332 — 332
Burkina Faso — 480 — 480
Chile — 797 — 797
China — 4,243 — 4,243
Czech Republic — 100 — 100
Denmark — 16,027 — 16,027
Finland — 11,962 — 11,962
France — 80,812 — 80,812
Germany — 82,747 — 82,747
Guatemala 383 — — 383
Hong Kong 209 15,132 — 15,341
Indonesia — 457 — 457
Ireland 1,086 3,259 — 4,345
Israel 2,259 8,909 — 11,168
Italy — 30,522 — 30,522
Japan — 232,505 — 232,505
Luxembourg — 1,703 — 1,703
Macao — 520 — 520
Mexico — 305 — 305
Netherlands 2,534 59,892 — 62,426
New Zealand — 2,121 — 2,121
Nigeria — 152 — 152
Norway — 5,351 — 5,351
Poland — 206 — 206
Portugal — 1,738 — 1,738
Singapore 2,044 16,141 — 18,185
South Africa — 2,363 — 2,363
South Korea — 313 — 313
Spain — 37,420 — 37,420
Sweden — 30,055 — 30,055
Switzerland — 61,738 — 61,738
United Kingdom 925 107,278 — 108,203
United States 3,2 08 68,55 4 — 71,762
Preferred Stocks — 2,266 — 2,266
Warrants and Rights 17 — 105 122
Short-Term Investments 2,924 — — 2,924
Total Investments 15,5 89 969,63 3 105 985,327

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 173
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Derivatives
Liabilities
Futures Contracts (116) — — (116)
Total Derivatives
*
$ (116) $ — $ — $ (116)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
107,999 10.8
Consumer Staples ...............................................................................
51,316 5.1
Energy ................................................................................................
39,804 4.0
Financial Services ..............................................................................
272,866 27.3
Health Care ........................................................................................
99,397 9.9
Materials and Processing ...................................................................
83,285 8.3
Producer Durables ..............................................................................
138,008 13.8
Technology .........................................................................................
128,526 12.8
Utilities ...............................................................................................
58,814 5.9
Preferred Stocks
Consumer Discretionary ....................................................................
1,365 0.1
Consumer Staples ...............................................................................
579 0.1
Producer Durables ..............................................................................
322 —**
Warrants and Rights ...................................................................
122 —**
Short-Term Investments .............................................................
2,924 0.3
Total Investments ............................................................................... 985,327 98.4
**
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable International Index Fund
See accompanying notes which are an integral part of the financial statements.
174 Venerable International Index Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 862,179
Investments, at fair value .............................................................................................................................................................
985,327
Foreign currency holdings(^) ....................................................................................................................................................... 13,369
Receivables:
Dividends and interest ...................................................................................................................................................... 996
Fund shares sold ............................................................................................................................................................... 689
Foreign capital gains taxes recoverable ........................................................................................................................... 1,071
From broker(a) ................................................................................................................................................................. 598
Variation margin on futures contracts .............................................................................................................................. 57
Prepaid expenses .......................................................................................................................................................................... 14
Total assets ...............................................................................................................................................................
1,002,121
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 19
Fund shares redeemed ...................................................................................................................................................... 221
Accrued fees to affiliates .................................................................................................................................................. 431
Other accrued expenses .................................................................................................................................................... 144
Total liabilities ...........................................................................................................................................................
815
Net Assets ...............................................................................................................................................................
$ 1,001,306
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 145,695
Paid-in capital ..............................................................................................................................................................................
855,611
Net Assets ...............................................................................................................................................................
$ 1,001,306
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 13,620
(a) Cash collateral held at broker for futures contracts ............................................................................................................ $ 598
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 11.56
Class I — Net assets ............................................................................................................................................................ $ 587,719,005
Class I — Shares outstanding ............................................................................................................................................. 50,826,944
Net asset value per share: Class V (#) .......................................................................................................................................... $ 11.55
Class V — Net assets ........................................................................................................................................................... $ 413,586,729
Class V — Shares outstanding ............................................................................................................................................ 35,817,986
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable International Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 175
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 19,181
Interest .............................................................................................................................................................................. 16
Less foreign taxes withheld ............................................................................................................................................. (1,935)
Total investment income .............................................................................................................................................................
17,262
Expenses
Advisory fees ................................................................................................................................................................... 1,501
Administrative fees .......................................................................................................................................................... 500
Distribution fees - Class V ............................................................................................................................................... 622
Professional fees .............................................................................................................................................................. 47
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ..................................................................................................................................................................... 6
Offering fees ..................................................................................................................................................................... 13
Miscellaneous .................................................................................................................................................................. 68
Expenses before reductions .............................................................................................................................................. 2,773
Expense reductions .......................................................................................................................................................... (62)
Net expenses ................................................................................................................................................................................
2,711
Net investment income (loss) .......................................................................................................................................................
14,551
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 6,518
Futures contracts .............................................................................................................................................................. 3,303
Foreign currency-related transactions .............................................................................................................................. 47
Net realized gain (loss) ................................................................................................................................................................
9,868
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 71,397
Futures contracts .............................................................................................................................................................. (121)
Foreign currency-related transactions .............................................................................................................................. (300)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 70,976
Net realized and unrealized gain (loss) ........................................................................................................................................ 80,844
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 95,395

Venerable Variable Insurance Trust
Venerable International Index Fund
See accompanying notes which are an integral part of the financial statements.
176 Venerable International Index Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 14,551 $ 5,492
Net realized gain (loss) ................................................................................................................ 9,868 166
Net change in unrealized appreciation (depreciation) ................................................................. 70,976 51,755
Net increase (decrease) in net assets from operations ....................................................................... 95,395 57,413
Distributions
To shareholders
Class I ....................................................................................................................................... (4,519) —
Class V ..................................................................................................................................... (2,835) —
Net decrease in net assets from distributions ..................................................................................... (7,354) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (109,060) 964,912
Total Net Increase (Decrease) in Net Assets ...................................................................
(21,019) 1,022,325
Net Assets
Beginning of period ........................................................................................................................... 1,022,325 —
End of period ......................................................................................................................................
$ 1,001,306 $ 1,022,325
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 968 $ 10,797 61,825 $ 618,256
Proceeds from reinvestment of distributions 392 4,519 — —
Payments for shares redeemed (7,798) (88,058) (4,560) (47,285)
Net increase (decrease)
(6,438) (72,742) 57,265 570,971
Class V
Proceeds from shares sold 62 713 41,876 422,965
Proceeds from reinvestment of distributions 246 2,835 — —
Payments for shares redeemed (3,565) (39,866) (2,801) (29,024)
Net increase (decrease)
(3,257) (36,318) 39,075 393,941
Total increase (decrease)
(9,695) $ (109,060) 96,340 $ 964,912
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable International Index Fund 177
Venerable Variable Insurance Trust
Venerable International Index Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.62 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.17 .06
$ Net Realized and Unrealized Gain (Loss) .86 .56
$ Total from Investment Operations 1.03 .62
Less distributions:
– –
$ Distributions from Net Investment Income (.07) —
$ Distributions from Net Realized Gain (.02) —
$ Total Distributions (.09) —
$ Net Asset Value, End of Period 11.56 10.62
% Total Return
(±)(ǿ)
9.68 6.20
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 587,719 607,881
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.43 .46
% Expenses, Net
(Ƃ)(ɯ)
.43 .45
% Net Investment Income
(Ƃ)(ɯ)
3.01 1.81
% Portfolio Turnover Rate
(ǿ)
2 5
Class V
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.61 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.1 5 .05
$ Net Realized and Unrealized Gain (Loss) .8 7 .56
$ Total from Investment Operations 1.02 .61
Less distributions:
– –
$ Distributions from Net Investment Income (.06) —
$ Distributions from Net Realized Gain (.02) —
$ Total Distributions (.08) —
$ Net Asset Value, End of Period 11.55 10.61
% Total Return
(±)(ǿ)
9.61 6.10
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 413,587 414,444
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.73 .76
% Expenses, Net
(Ƃ)(ɯ)
.70 .70
% Net Investment Income
(Ƃ)(ɯ)
2.76 1.61
% Portfolio Turnover Rate
(ǿ)
2 5

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
178 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 98.6%
Asset-Backed Securities - 0.4%
Carvana Auto Receivables Trust
Series 2025-P2 Class A3
4.550% due 08/12/30 570 571
Ford Credit Floorplan Master Owner
Trust
Series 2018-4 Class A
4.060% due 11/15/30 816 808
1,379
Corporate Bonds and Notes - 25.8%
Consumer Discretionary - 2.3%
Alibaba Group Holding, Ltd.
Series CN
4.000% due 12/06/37 200 181
Amazon.com, Inc.
4.700% due 12/01/32 500 502
2.875% due 05/12/41 405 300
3.100% due 05/12/51 400 260
American Honda Finance Corp.
Series GMTN
4.900% due 01/10/34 315 309
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
6.550% due 06/01/34 300 306
3.900% due 06/01/52 355 226
Comcast Corp.
5.500% due 11/15/32 350 360
3.450% due 02/01/50 530 341
Corning, Inc.
4.375% due 11/15/57 100 80
Costco Wholesale Corp.
1.750% due 04/20/32 100 87
Ford Motor Co.
3.250% due 02/12/32 405 357
Fox Corp.
4.709% due 01/25/29 405 405
General Motors Co.
5.200% due 04/01/45 160 142
General Motors Financial Co., Inc.
5.800% due 01/07/29 360 369
5.350% due 01/07/30 160 162
Home Depot, Inc. (The)
4.950% due 06/25/34 300 301
5.300% due 06/25/54 130 123
Lowe's Cos., Inc.
4.850% due 10/15/35 400 390
Marriott International, Inc.
4.900% due 04/15/29 500 504
McDonald's Corp.
Series MTN
3.625% due 09/01/49 250 182
Space Exploration Technologies Corp.
5.650% due 07/15/33 300 298
Starbucks Corp.
2.250% due 03/12/30 500 459
Target Corp.
4.800% due 01/15/53 200 178
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Toyota Motor Credit Corp.
5.550% due 11/20/30 405 419
Walmart, Inc.
5.250% due 09/01/35 125 129
4.500% due 04/15/53 165 143
Walt Disney Co. (The)
4.625% due 03/23/40 500 466
7,979
Consumer Staples - 1.3%
Altria Group, Inc.
5.800% due 02/14/39 250 253
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 315 287
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 06/15/34 100 101
BAT Capital Corp.
4.540% due 08/15/47 315 260
Bunge, Ltd. Finance Corp.
4.200% due 09/17/29 315 311
Campbell's Co. (The)
5.400% due 03/21/34 315 311
Coca-Cola Co. (The)
5.400% due 05/13/64 100 96
Conagra Brands, Inc.
4.850% due 11/01/28 360 360
Constellation Brands, Inc.
3.150% due 08/01/29 180 172
Haleon US Capital LLC
3.375% due 03/24/29 270 262
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food Co.
Holdings
6.500% due 12/01/52 165 167
Keurig Dr Pepper, Inc.
4.500% due 04/15/52 190 153
Kraft Heinz Foods Co.
5.500% due 06/01/50 100 91
Kroger Co. (The)
5.500% due 09/15/54 100 94
Mondelez International, Inc.
2.750% due 04/13/30 315 294
PepsiCo, Inc.
2.750% due 03/19/30 200 188
3.600% due 08/13/42 200 161
Philip Morris International, Inc.
5.125% due 02/15/30 225 228
5.250% due 02/13/34 400 407
Procter & Gamble Co. (The)
4.550% due 01/29/34 310 309
Sysco Corp.
4.500% due 04/01/46 100 83
4,588
Energy - 1.8%
Baker Hughes Holdings LLC / Baker
Hughes Co-Obligor, Inc.
5.000% due 06/15/36 100 98
BP Capital Markets America, Inc.
5.227% due 11/17/34 300 304

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 179
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Canadian Natural Resources, Ltd.
Series IL
3.850% due 06/01/27 270 269
ConocoPhillips Co.
5.300% due 05/15/53 255 237
Devon Energy Corp.
5.200% due 09/15/34 100 100
5.400% due 02/15/35 (Þ) 270 272
Diamondback Energy, Inc.
5.550% due 04/01/35 100 102
Enbridge, Inc.
Series IL
5.700% due 03/08/33 530 547
Energy Transfer, LP
5.700% due 04/01/35 270 277
5.000% due 05/15/50 200 169
Enterprise Products Operating LLC
4.850% due 03/15/44 450 411
Exxon Mobil Corp.
4.114% due 03/01/46 255 211
Halliburton Co.
7.450% due 09/15/39 100 117
Kinder Morgan, Inc.
3.600% due 02/15/51 290 204
MPLX, LP
4.700% due 04/15/48 360 299
Occidental Petroleum Corp.
6.450% due 09/15/36 150 161
ONEOK, Inc.
6.850% due 10/15/37 300 329
Phillips 66 Co.
5.300% due 06/30/33 400 405
Sabine Pass Liquefaction LLC
4.500% due 05/15/30 270 267
Shell Finance US, Inc.
4.375% due 05/11/45 315 268
Targa Resources Corp.
6.500% due 03/30/34 100 108
5.400% due 07/30/36 100 100
TotalEnergies Capital SA
Series IL
5.488% due 04/05/54 265 256
Western Midstream Operating, LP
6.350% due 01/15/29 360 372
Williams Cos., Inc. (The)
6.300% due 04/15/40 300 319
6,202
Financial Services - 9.6%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.375% due 12/15/31 250 254
Alexandria Real Estate Equities, Inc.
5.500% due 10/01/35 100 100
Allstate Corp. (The)
5.250% due 03/30/33 310 315
American Express Co.
4.456% due 02/10/32 (SOFR +
0.867%)(Ê) 400 394
Ameriprise Financial, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.700% due 12/15/28 200 205
Aon Corp.
Series IL
6.250% due 09/30/40 100 108
Arthur J Gallagher & Co.
5.150% due 02/15/35 270 268
Asian Development Bank
Series IL
2.500% due 11/02/27 600 587
4.375% due 03/06/29 500 502
Banco Santander SA
Series IL
6.921% due 08/08/33 355 386
Bank of America Corp.
3.419% due 12/20/28 (CME Term
SOFR 3 Month + 1.302%)(Ê) 270 265
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 355 360
Series MTN
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 270 265
1.898% due 07/23/31 (SOFR +
1.530%)(Ê) 360 321
4.083% due 03/20/51 (CME Term
SOFR 3 Month + 3.412%)(Ê) 445 352
Bank of America National Association
Series BKNT
6.000% due 10/15/36 250 264
Bank of Montreal
Series IL
5.717% due 09/25/28 315 323
Bank of New York Mellon Corp. (The)
4.942% due 02/11/31 (SOFR +
0.887%)(Ê) 300 303
Barclays PLC
7.437% due 11/02/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 3.500%)(Ê) 400 446
Berkshire Hathaway Finance Corp.
3.850% due 03/15/52 150 114
Blackstone Reg Finance Co. LLC
5.000% due 12/06/34 315 310
Brookfield Finance, Inc.
5.330% due 01/15/36 200 197
Capital One Financial Corp.
5.700% due 02/01/30 (SOFR +
1.905%)(Ê) 225 230
2.359% due 07/29/32 (SOFR +
1.337%)(Ê) 315 273
5.268% due 05/10/33 (SOFR +
2.370%)(Ê) 225 225
Citibank National Association
Series BKNT
5.570% due 04/30/34 250 259
Citigroup, Inc.
4.910% due 05/24/33 (SOFR +
2.086%)(Ê) 600 597

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
180 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.174% due 05/25/34 (SOFR +
2.661%)(Ê) 310 324
CME Group, Inc.
4.400% due 03/15/30 315 314
Corebridge Financial, Inc.
3.850% due 04/05/29 360 352
Crown Castle, Inc.
5.600% due 06/01/29 500 511
Deutsche Bank AG
4.999% due 09/11/30 (SOFR +
1.700%)(Ê) 405 406
ERP Operating, LP
4.650% due 09/15/34 360 350
European Investment Bank
Series IL
4.500% due 03/14/30 800 808
4.250% due 08/16/32 700 699
Fifth Third Bancorp
5.631% due 01/29/32 (SOFR +
1.840%)(Ê) 225 231
Global Payments, Inc.
2.900% due 05/15/30 360 330
Goldman Sachs Group, Inc. (The)
2.615% due 04/22/32 (SOFR +
1.281%)(Ê) 570 512
6.561% due 10/24/34 100 108
5.016% due 10/23/35 (SOFR +
1.420%)(Ê) 635 624
5.387% due 02/02/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.180%)(Ê) 125 122
Host Hotels & Resorts, LP
Series I
3.500% due 09/15/30 350 331
HSBC Holdings PLC
6.500% due 05/02/36 200 212
Series IL
6.161% due 03/09/29 (SOFR +
1.970%)(Ê) 450 461
5.240% due 05/13/31 (SOFR +
1.570%)(Ê) 270 273
6.332% due 03/09/44 (SOFR +
2.650%)(Ê) 315 337
ING Groep NV
Series IL
5.335% due 03/19/30 (SOFR +
1.440%)(Ê) 360 366
Inter-American Development Bank
3.750% due 06/14/30 500 492
Series GMTN
4.375% due 07/16/35 400 398
Intercontinental Exchange, Inc.
2.650% due 09/15/40 250 181
International Bank for Reconstruction
& Development
Series GMTN
4.625% due 01/15/32 900 916
JPMorgan Chase & Co.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.702% due 05/06/30 (CME Term
SOFR 3 Month + 1.422%)(Ê) 205 199
2.956% due 05/13/31 (CME Term
SOFR 3 Month + 2.515%)(Ê) 200 187
5.717% due 09/14/33 (SOFR +
2.580%)(Ê) 265 274
5.350% due 06/01/34 (SOFR +
1.845%)(Ê) 355 361
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 450 468
5.572% due 04/22/36 (SOFR +
1.680%)(Ê) 1,000 1,028
Kreditanstalt Fuer Wiederaufbau
Series IL
3.500% due 08/09/28 1,000 987
Lincoln National Corp.
3.800% due 03/01/28 360 355
Lloyds Banking Group PLC
6.068% due 06/13/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 270 279
LPL Holdings, Inc.
4.900% due 04/03/28 300 300
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35 360 357
Mastercard, Inc.
3.850% due 03/26/50 310 240
MetLife, Inc.
4.550% due 03/23/30 215 215
4.875% due 11/13/43 200 184
10.750% due 08/01/69 100 130
Mid-America Apartments, LP
3.950% due 03/15/29 405 398
Mitsubishi UFJ Financial Group, Inc.
Series IL
5.258% due 04/17/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.820%)(Ê) 225 228
5.615% due 04/24/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.270%)(Ê) 315 323
Mizuho Financial Group, Inc.
Series IL
5.323% due 07/08/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.070%)(Ê) 315 316
Moody's Corp.
5.000% due 08/05/34 300 300
Morgan Stanley
6.627% due 11/01/34 (SOFR +
2.050%)(Ê) 1,200 1,303
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 300 309
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 500 479
NatWest Group PLC

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 181
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series IL
4.964% due 08/15/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê) 315 316
ORIX Corp.
Series IL
4.650% due 09/10/29 315 315
PayPal Holdings, Inc.
2.850% due 10/01/29 315 297
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 450 464
Progressive Corp. (The)
4.125% due 04/15/47 100 81
Prologis, LP
5.000% due 01/31/35 200 199
Prudential Financial, Inc.
3.000% due 03/10/40 100 76
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 100 102
Realty Income Corp.
4.850% due 03/15/30 360 362
S&P Global, Inc.
4.750% due 08/01/28 360 362
Simon Property Group, LP
4.750% due 09/26/34 200 195
Sumitomo Mitsui Financial Group, Inc.
Series IL
3.040% due 07/16/29 315 300
Toronto-Dominion Bank (The)
Series IL
4.861% due 01/31/28 500 502
Travelers Cos., Inc. (The)
5.450% due 05/25/53 265 257
Truist Financial Corp.
Series MTN
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 310 322
US Bancorp
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 265 276
Ventas Realty, LP
3.000% due 01/15/30 450 424
Visa, Inc.
4.300% due 12/14/45 270 232
Wells Fargo & Co.
5.605% due 04/23/36 (SOFR +
1.740%)(Ê) 315 323
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 450 344
Series MTN
2.879% due 10/30/30 (CME Term
SOFR 3 Month + 1.432%)(Ê) 360 339
4.400% due 06/14/46 315 256
Westpac Banking Corp.
Series IL
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.110% due 07/24/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.000%)(Ê) 360 351
33,796
Health Care - 2.8%
Abbott Laboratories
4.750% due 03/15/38 400 386
AbbVie, Inc.
4.250% due 11/21/49 530 433
Amgen, Inc.
4.400% due 05/01/45 500 425
AstraZeneca Finance LLC
4.600% due 03/02/36 200 194
Becton Dickinson & Co.
4.693% due 02/13/28 300 301
Boston Scientific Corp.
2.650% due 06/01/30 315 293
Bristol-Myers Squibb Co.
4.125% due 06/15/39 270 241
5.000% due 08/15/45 100 92
Cigna Group (The)
5.250% due 01/15/36 300 301
CommonSpirit Health
5.318% due 12/01/34 100 100
CVS Health Corp.
4.780% due 03/25/38 315 295
5.050% due 03/25/48 300 265
Elevance Health, Inc.
4.375% due 12/01/47 350 287
Eli Lilly & Co.
3.700% due 03/01/45 320 254
Gilead Sciences, Inc.
5.650% due 12/01/41 200 204
GlaxoSmithKline Capital, Inc.
4.875% due 04/15/35 100 99
HCA, Inc.
3.625% due 03/15/32 405 377
5.750% due 03/01/35 360 371
Humana, Inc.
5.375% due 04/15/31 360 365
Johnson & Johnson
5.000% due 03/01/35 500 513
Medtronic, Inc.
4.375% due 03/15/35 100 96
Merck & Co., Inc.
2.750% due 12/10/51 575 353
Novartis Capital Corp.
4.900% due 03/18/36 300 298
Pfizer, Inc.
4.100% due 09/15/38 545 492
Quest Diagnostics, Inc.
2.950% due 06/30/30 315 295
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30 405 358
Royalty Pharma PLC
2.200% due 09/02/30 400 361
Takeda Pharmaceutical Co., Ltd.
5.300% due 07/05/34 200 202

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
182 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Thermo Fisher Scientific, Inc.
5.086% due 08/10/33 310 314
UnitedHealth Group, Inc.
5.875% due 02/15/53 575 579
Universal Health Services, Inc.
4.625% due 10/15/29 360 356
Wyeth LLC
5.950% due 04/01/37 180 191
Zimmer Biomet Holdings, Inc.
5.500% due 02/19/35 315 320
10,011
Materials and Processing - 0.6%
Air Products and Chemicals, Inc.
4.850% due 02/08/34 355 354
ArcelorMittal SA
6.000% due 06/17/34 100 105
Dow Chemical Co. (The)
4.375% due 11/15/42 300 242
Ecolab, Inc.
4.800% due 03/24/30 270 272
LYB International Finance III LLC
4.200% due 05/01/50 100 73
Nutrien, Ltd.
5.400% due 06/21/34 100 101
Rio Tinto Finance (USA) PLC
Series IL
5.125% due 03/09/53 170 157
Sherwin-Williams Co. (The)
5.150% due 08/15/35 100 100
Smurfit Kappa Treasury ULC
Series IL
5.200% due 01/15/30 270 274
Southern Copper Corp.
7.500% due 07/27/35 100 115
Vale Overseas, Ltd.
6.875% due 11/21/36 100 111
Westlake Corp.
5.550% due 11/15/35 100 99
2,003
Producer Durables - 1.6%
Boeing Co. (The)
5.805% due 05/01/50 135 133
5.930% due 05/01/60 210 207
Burlington Northern Santa Fe LLC
4.450% due 03/15/43 300 266
Canadian Pacific Railway Co.
2.450% due 12/02/31 100 89
3.100% due 12/02/51 100 65
CRH America Finance, Inc.
5.500% due 01/09/35 300 305
CSX Corp.
4.300% due 03/01/48 200 166
Eaton Corp.
4.350% due 05/18/28 225 225
FedEx Corp.
5.250% due 05/15/50 100 94
General Dynamics Corp.
4.950% due 08/15/35 200 200
General Electric Co.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.900% due 01/29/36 315 315
Honeywell Aerospace, Inc.
4.950% due 03/16/36 (Þ) 100 98
5.622% due 03/16/46 (Þ) 100 100
Honeywell International, Inc.
1.950% due 06/01/30 400 362
Ingersoll Rand, Inc.
5.700% due 08/14/33 220 229
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 315 325
John Deere Capital Corp.
Series MTN
4.350% due 09/15/32 350 345
Lockheed Martin Corp.
5.200% due 02/15/55 150 141
Norfolk Southern Corp.
4.650% due 01/15/46 170 148
Northrop Grumman Corp.
4.750% due 06/01/43 100 91
Otis Worldwide Corp.
2.565% due 02/15/30 315 293
Parker-Hannifin Corp.
4.500% due 09/15/29 270 270
Republic Services, Inc.
5.000% due 04/01/34 360 362
RTX Corp.
4.450% due 11/16/38 400 372
Union Pacific Corp.
3.839% due 03/20/60 230 166
United Parcel Service, Inc.
4.875% due 11/15/40 250 237
5,604
Technology - 2.3%
Alphabet, Inc.
4.400% due 02/15/33 100 98
1.900% due 08/15/40 500 332
5.650% due 02/15/56 100 99
Analog Devices, Inc.
2.100% due 10/01/31 360 317
Apple, Inc.
2.375% due 02/08/41 700 495
Broadcom, Inc.
3.500% due 02/15/41 315 252
Cisco Systems, Inc.
4.550% due 02/24/28 100 100
5.300% due 02/26/54 100 95
Dell International LLC / EMC Corp.
5.400% due 04/15/34 250 254
Fiserv, Inc.
5.450% due 03/15/34 150 149
Hewlett Packard Enterprise Co.
6.200% due 10/15/35 100 107
HP, Inc.
4.000% due 04/15/29 360 353
IBM International Capital Pte, Ltd.
4.900% due 02/05/34 300 296
Intel Corp.
3.750% due 08/05/27 315 313

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 183
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.750% due 03/25/50 400 332
International Business Machines Corp.
4.250% due 05/15/49 100 78
Intuit, Inc.
5.125% due 09/15/28 300 303
Marvell Technology, Inc.
2.450% due 04/15/28 405 390
Meta Platforms, Inc.
4.300% due 08/15/29 200 200
5.250% due 05/15/36 200 199
5.500% due 11/15/45 200 186
5.600% due 05/15/53 400 364
Microsoft Corp.
3.700% due 08/08/46 300 234
Motorola Solutions, Inc.
5.550% due 08/15/35 250 254
NVIDIA Corp.
5.550% due 06/15/46 75 74
5.625% due 06/15/56 75 74
Oracle Corp.
5.250% due 02/03/32 345 340
5.200% due 09/26/35 135 126
3.800% due 11/15/37 500 401
5.950% due 09/26/55 355 302
QUALCOMM, Inc.
2.150% due 05/20/30 360 329
Salesforce, Inc.
5.550% due 03/15/36 400 399
Synopsys, Inc.
5.150% due 04/01/35 150 149
7,994
Utilities - 3.5%
Alabama Power Co.
3.050% due 03/15/32 270 247
American Water Capital Corp.
4.300% due 12/01/42 100 87
Appalachian Power Co.
7.000% due 04/01/38 350 390
AT&T, Inc.
4.300% due 02/15/30 360 355
4.300% due 12/15/42 250 206
3.500% due 09/15/53 630 409
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 270 288
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 355 356
CenterPoint Energy, Inc.
5.400% due 06/01/29 270 276
Connecticut Light and Power Co. (The)
5.250% due 01/15/53 100 94
Consolidated Edison Co. of New York,
Inc.
5.500% due 03/15/34 225 233
4.450% due 03/15/44 360 310
Constellation Energy Generation LLC
5.300% due 06/01/36 100 99
Dominion Energy, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series B
7.000% due 06/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.511%)(Ê) 100 106
DTE Energy Co.
5.850% due 06/01/34 215 225
Duke Energy Corp.
5.000% due 08/15/52 100 87
Duke Energy Indiana LLC
6.450% due 04/01/39 450 493
Entergy Corp.
1.900% due 06/15/28 270 256
Entergy Louisiana LLC
5.700% due 03/15/54 170 167
Exelon Corp.
5.600% due 03/15/53 200 191
Florida Power & Light Co.
5.100% due 04/01/33 100 101
3.950% due 03/01/48 200 157
Interstate Power and Light Co.
5.600% due 06/29/35 270 277
NextEra Energy Capital Holdings, Inc.
5.250% due 03/15/34 500 506
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 100 102
NiSource, Inc.
3.600% due 05/01/30 360 346
Northern States Power Co.
5.100% due 05/15/53 300 273
Oncor Electric Delivery Co. LLC
4.950% due 09/15/52 100 89
Pacific Gas and Electric Co.
6.400% due 06/15/33 210 222
3.300% due 08/01/40 300 225
PacifiCorp
5.800% due 01/15/55 235 224
Potomac Electric Power Co.
4.150% due 03/15/43 250 209
PPL Electric Utilities Corp.
5.250% due 05/15/53 100 94
Progress Energy, Inc.
7.750% due 03/01/31 200 223
Public Service Electric and Gas Co.
4.850% due 08/01/34 360 357
Rogers Communications, Inc.
Series IL
4.500% due 03/15/42 205 174
San Diego Gas & Electric Co.
5.350% due 04/01/53 235 219
Sempra
5.500% due 08/01/33 310 318
Southern California Edison Co.
5.450% due 03/01/35 200 200
4.650% due 10/01/43 100 85
Southern Co. (The)
4.850% due 03/15/35 270 263
Telefonica Emisiones SA

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
184 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.665% due 03/06/38 150 137
T-Mobile USA, Inc.
2.550% due 02/15/31 315 286
5.050% due 07/15/33 400 399
3.300% due 02/15/51 300 196
Union Electric Co.
5.125% due 03/15/55 160 146
Verizon Communications, Inc.
5.401% due 07/02/37 315 314
2.650% due 11/20/40 405 286
3.550% due 03/22/51 355 247
6.200% due 05/14/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.042%)(Ê) 100 101
Virginia Electric and Power Co.
5.000% due 01/15/34 200 200
Series C
4.000% due 11/15/46 200 158
Vodafone Group PLC
4.375% due 02/19/43 150 126
12,135
90,312
International Debt - 1.8%
Chile Government International Bond
3.500% due 01/31/34 400 363
Export-Import Bank of Korea
4.500% due 01/11/29 400 401
Indonesia Government International
Bond
4.750% due 09/10/34 450 435
Israel Government International Bond
Series 10Y
5.500% due 03/12/34 300 304
Japan Bank for International
Co-operation
3.875% due 07/03/28 500 496
Mexico Government International
Bond
5.850% due 07/02/32 350 354
6.625% due 01/29/38 350 359
6.338% due 05/04/53 350 328
Panama Government International
Bond
6.700% due 01/26/36 350 377
Peruvian Government International
Bond
5.500% due 03/30/36 350 354
Philippines Government International
Bond
5.250% due 05/14/34 250 250
5.175% due 09/05/49 250 230
Poland Government International Bond
Series 10Y
5.375% due 02/12/35 300 306
Province of British Columbia
4.750% due 06/12/34 500 504
Province of Ontario
3.900% due 09/04/30 600 591
Province of Quebec
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.625% due 04/13/28 500 495
Uruguay Government International
Bond
5.442% due 02/14/37 250 257
6,404
Mortgage-Backed Securities - 24.4%
Bank Commercial Mortgage Pass-
Through Certificates
Series 2024-BNK47 Class A5
5.716% due 06/15/57 250 260
Barclays Commercial Mortgage Trust
Series 2019-C3 Class A4
3.583% due 05/15/52 250 241
Series 2022-C18 Class A5
5.710% due 12/15/55 (~)(Ê) 390 402
Series 2024-C28 Class A5
5.403% due 09/15/57 250 255
Series 2025-5C33 Class A4
5.839% due 03/15/58 250 258
Credit Suisse Mortgage Trust
Series 2016-NXSR Class A4
3.795% due 12/15/49 (~)(Ê) 147 146
CSAIL Commercial Mortgage Trust
Series 2018-CX12 Class A4
4.224% due 08/15/51 (~)(Ê) 400 394
Series 2019-C16 Class A3
3.329% due 06/15/52 250 239
Fannie Mae
2.000% due 2035 17 15
1.500% due 2036 5 5
3.500% due 2036 68 66
2.000% due 2037 1,257 1,146
3.500% due 2037 98 94
6.000% due 2039 39 40
1.500% due 2040 140 118
2.500% due 2040 138 125
5.000% due 2040 7 7
5.500% due 2040 94 95
1.500% due 2041 275 228
2.000% due 2041 639 554
2.500% due 2042 244 220
4.000% due 2044 93 90
5.000% due 2044 82 81
5.500% due 2044 81 82
4.000% due 2048 387 370
2.000% due 2050 2,915 2,356
2.500% due 2050 9,273 7,915
3.000% due 2050 544 476
2.000% due 2051 4,737 3,815
2.500% due 2051 302 255
3.000% due 2052 2,499 2,188
3.500% due 2052 396 360
4.000% due 2052 1,672 1,569
4.500% due 2053 1,893 1,829
6.000% due 2053 779 797
5.000% due 2054 303 299
5.500% due 2054 172 173

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 185
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.000% due 2054 2,680 2,742
6.500% due 2054 801 829
7.000% due 2054 260 276
6.500% due 2055 7 7
5.500% due 2056 217 218
Freddie Mac
3.000% due 2032 227 220
2.000% due 2035 919 841
2.500% due 2035 878 824
1.500% due 2036 1,507 1,346
3.000% due 2036 262 248
3.000% due 2037 197 187
6.000% due 2038 33 34
3.500% due 2039 8 8
4.500% due 2039 71 70
5.500% due 2039 65 66
3.500% due 2040 65 62
4.000% due 2040 94 91
4.500% due 2040 102 101
5.000% due 2040 216 217
2.000% due 2041 462 401
5.000% due 2046 19 19
3.000% due 2047 1,540 1,378
3.500% due 2049 1,215 1,123
1.500% due 2050 1,387 1,064
2.000% due 2050 4,946 4,002
1.500% due 2051 552 423
2.000% due 2051 2,004 1,612
2.500% due 2051 283 238
3.500% due 2051 2,163 1,985
3.000% due 2052 817 715
4.000% due 2052 1,170 1,098
5.500% due 2053 2,162 2,179
6.000% due 2053 1,289 1,319
6.500% due 2053 144 149
5.000% due 2054 2,300 2,268
5.500% due 2054 3,249 3,267
6.500% due 2054 894 930
4.500% due 2055 865 831
5.000% due 2055 2,035 2,006
7.000% due 2055 123 130
Freddie Mac Multifamily Structured
Pass Through Certificates
Series 2018-K073 Class A2
3.350% due 01/25/28 350 345
Series 2018-K074 Class A2
3.600% due 01/25/28 346 341
Series 2020-K117 Class A2
1.406% due 08/25/30 350 311
Series 2022-K139 Class A2
2.590% due 01/25/32 (~)(Ê) 350 317
Series 2022-K145 Class A2
2.580% due 05/25/32 350 315
Series 2023-K509 Class A2
4.850% due 09/25/28 350 352
Ginnie Mae II
2.000% due 2051 3,369 2,762
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
2.500% due 2051 3,505 2,996
3.000% due 2051 2,553 2,270
3.500% due 2052 2,123 1,941
4.000% due 2052 1,448 1,367
4.500% due 2052 1,698 1,648
5.500% due 2053 1,053 1,067
6.500% due 2053 3 4
5.000% due 2054 2,357 2,331
5.500% due 2054 1,337 1,349
6.000% due 2054 1,221 1,254
6.500% due 2054 431 448
7.000% due 2054 51 53
5.000% due 2055 197 195
5.500% due 2055 32 33
6.000% due 2055 42 43
7.000% due 2055 44 46
Morgan Stanley Capital I Trust
Series 2017-HR2 Class A4
3.587% due 12/15/50 300 295
Series 2018-L1 Class A4
4.407% due 10/15/51 (~)(Ê) 250 247
Wells Fargo Commercial Mortgage
Trust
Series 2025-5C3 Class A3
6.096% due 01/15/58 250 259
85,676
United States Government Agencies - 0.5%
Federal Home Loan Bank
4.375% due 09/08/28 1,500 1,506
Tennessee Valley Authority
4.875% due 05/15/35 300 307
1,813
United States Government Treasuries - 45.7%
United States Treasury Notes
3.625% due 08/31/27 937 932
0.500% due 10/31/27 3,388 3,229
4.000% due 12/15/27 16,500 16,461
4.250% due 01/15/28 9,420 9,430
2.750% due 02/15/28 6,000 5,867
3.500% due 10/15/28 470 463
3.500% due 02/15/29 320 315
3.875% due 04/15/29 11,720 11,632
4.000% due 02/28/30 6,460 6,421
3.625% due 08/31/30 49,340 48,268
0.875% due 11/15/30 5,450 4,732
5.375% due 02/15/31 160 168
3.875% due 03/31/31 310 306
4.125% due 05/31/31 1,940 1,933
3.875% due 09/30/32 880 861
3.750% due 10/31/32 1,380 1,339
3.750% due 11/30/32 150 145
3.875% due 12/31/32 160 156
4.250% due 08/15/35 10,970 10,831
2.500% due 02/15/45 1,984 1,391
4.875% due 08/15/45 17,480 17,352
3.000% due 11/15/45 2,040 1,541
4.750% due 08/15/55 6,300 6,115

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
186 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.625% due 11/15/55 10,916 10,387
160,275
Total Long-Term Fixed
Income Investments
(cost $351,038) 345,859
Number of
S hares
Short-Term Investments - 0.7%
State Street Institutional U.S.
Government Money Market Fund 2,467,033 2,467
Total Short-Term Investments
(cost $2,467) 2,467
Total Investments - 99.3%
(cost $353,505) 348,326
Other Assets net of
Liabilities - 0.7%
2,310
Net Assets - 100.0%
350,636

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 187
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 1,379 $ — $ 1,379
Corporate Bonds and Notes — 90,312 — 90,312
International Debt — 6,404 — 6,404
Mortgage-Backed Securities — 85,676 — 85,676
United States Government Agencies — 1,813 — 1,813
United States Government Treasuries — 160,275 — 160,275
Short-Term Investments 2,467 — — 2,467
Total Investments
$ 2,467 $ 345,859 $ — $ 348,326
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
508 0 .1
Belgium ..............................................................................................
388 0 .1
Brazil ..................................................................................................
111 — *
Canada ................................................................................................
3,857 1 .1
Chile ...................................................................................................
363 0 .1
France .................................................................................................
256 0 .1
Germany .............................................................................................
1,393 0 .4
Indonesia ............................................................................................
435 0 .1
Ireland ................................................................................................
528 0 .2
Israel ...................................................................................................
305 0 .1
Japan ..................................................................................................
2,179 0 .6
Luxembourg .......................................................................................
1,612 0 .5
Mexico ...............................................................................................
1,155 0 .3
Netherlands ........................................................................................
366 0 .1
Panama ...............................................................................................
377 0 .1
Peru ....................................................................................................
354 0 .1
Philippines ..........................................................................................
1,570 0 .4
Poland ................................................................................................
306 0 .1
South Korea .......................................................................................
401 0 .1
Spain ..................................................................................................
523 0 .1
United Kingdom .................................................................................
3,010 0 .9
United States ......................................................................................
328,072 93 .6
Uruguay ..............................................................................................
257 0 .1
Total Investments ............................................................................... 348,326 99 .3
* Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Bond Index Fund
See accompanying notes which are an integral part of the financial statements.
188 Venerable Bond Index Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 353,505
Investments, at fair value .............................................................................................................................................................
348,326
Receivables:
Dividends and interest ...................................................................................................................................................... 3,377
Investments sold ............................................................................................................................................................... 3,067
Fund shares sold ............................................................................................................................................................... 453
Prepaid expenses .......................................................................................................................................................................... 7
Total assets ...............................................................................................................................................................
355,230
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 4,407
Fund shares redeemed ...................................................................................................................................................... 4
Accrued fees to affiliates .................................................................................................................................................. 120
Other accrued expenses .................................................................................................................................................... 63
Total liabilities ...........................................................................................................................................................
4,594
Net Assets ...............................................................................................................................................................
$ 350,636
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (6,807)
Paid-in capital ..............................................................................................................................................................................
357,443
Net Assets ...............................................................................................................................................................
$ 350,636
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 9.82
Class I — Net assets ............................................................................................................................................................ $ 232,911,812
Class I — Shares outstanding ............................................................................................................................................. 23,718,881
Net asset value per share: Class V (#) .......................................................................................................................................... $ 9.81
Class V — Net assets ........................................................................................................................................................... $ 117,723,931
Class V — Shares outstanding ............................................................................................................................................ 11,996,230
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Bond Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 189
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 7,635
Dividends ......................................................................................................................................................................... 25
Total investment income .............................................................................................................................................................
7,660
Expenses
Advisory fees ................................................................................................................................................................... 407
Administrative fees .......................................................................................................................................................... 177
Distribution fees - Class V ............................................................................................................................................... 178
Professional fees .............................................................................................................................................................. 36
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ..................................................................................................................................................................... 2
Offering fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 13
Expenses before reductions .............................................................................................................................................. 826
Expense reductions .......................................................................................................................................................... (43)
Net expenses ................................................................................................................................................................................
783
Net investment income (loss) .......................................................................................................................................................
6,877
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1,206)
Net realized gain (loss) ................................................................................................................................................................
(1,206)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (3,908)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (3,908)
Net realized and unrealized gain (loss) ........................................................................................................................................ (5,114)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 1,763

Venerable Variable Insurance Trust
Venerable Bond Index Fund
See accompanying notes which are an integral part of the financial statements.
190 Venerable Bond Index Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 6,877 $ 4,648
Net realized gain (loss) ................................................................................................................ (1,206) (249)
Net change in unrealized appreciation (depreciation) ................................................................. (3,908) (1,271)
Net increase (decrease) in net assets from operations ....................................................................... 1,763 3,128
Distributions
To shareholders
Class I ....................................................................................................................................... (5,702) (2,138)
Class V ..................................................................................................................................... (2,819) (1,113)
Net decrease in net assets from distributions ..................................................................................... (8,521) (3,251)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (9,958) 367,475
Total Net Increase (Decrease) in Net Assets ...................................................................
(16,716) 367,352
Net Assets
Beginning of period ........................................................................................................................... 367,352 —
End of period ......................................................................................................................................
$ 350,636 $ 367,352
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 563 $ 5,574 25,355 $ 253,555
Proceeds from reinvestment of distributions 576 5,702 214 2,138
Payments for shares redeemed (1,967) (19,576) (1,022) (10,243)
Net increase (decrease)
(828) (8,300) 24,547 245,450
Class V
Proceeds from shares sold 448 4,438 17,524 175,760
Proceeds from reinvestment of distributions 285 2,819 111 1,113
Payments for shares redeemed (900) (8,915) (5,472) (54,848)
Net increase (decrease)
(167) (1,658) 12,163 122,025
Total increase (decrease)
(995) $ (9,958) 36,710 $ 367,475
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable Bond Index Fund 191
Venerable Variable Insurance Trust
Venerable Bond Index Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.01 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.20 .13
$ Net Realized and Unrealized Gain (Loss) (.15) (.03)
$ Total from Investment Operations .05 .10
Less distributions:
– –
$ Distributions from Net Investment Income (.24) (.09)
$ Total Distributions (.24) (.09)
$ Net Asset Value, End of Period 9.82 10.01
% Total Return
(±)(ǿ)
.50 .96
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 232,912 245,622
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.37 .41
% Expenses, Net
(Ƃ)(ɯ)
.36 .36
% Net Investment Income
(Ƃ)(ɯ)
3.97 3.86
% Portfolio Turnover Rate
(ǿ)
28 27
Class V
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.01 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.18 .12
$ Net Realized and Unrealized Gain (Loss) (.15) (.04)
$ Total from Investment Operations .03 .08
Less distributions:
– –
$ Distributions from Net Investment Income (.23) (.07)
$ Total Distributions (.23) (.07)
$ Net Asset Value, End of Period 9.81 10.01
% Total Return
(±)(ǿ)
.35 .84
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 117,724 121,730
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.67 .70
% Expenses, Net
(Ƃ)(ɯ)
.61 .61
% Net Investment Income
(Ƃ)(ɯ)
3.72 3.60
% Portfolio Turnover Rate
(ǿ)
28 27

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
192 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 98.5%
Corporate Bonds and Notes - 98.5%
Consumer Discretionary - 8.0%
Amazon.com, Inc.
4.700% due 12/01/32 2,600 2,612
4.550% due 03/13/33 810 797
4.650% due 11/20/35 1,600 1,556
4.875% due 03/13/36 3,200 3,149
American Honda Finance Corp.
Series GMTN
4.850% due 10/23/31 2,000 1,986
AppLovin Corp.
5.375% due 12/01/31 2,700 2,736
AutoZone, Inc.
4.750% due 02/01/33 2,200 2,166
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
4.400% due 04/01/33 2,400 2,208
6.384% due 10/23/35 1,200 1,198
5.850% due 12/01/35 500 484
Choice Hotels International, Inc.
5.850% due 08/01/34 500 508
Comcast Corp.
4.650% due 02/15/33 3,600 3,522
5.300% due 05/15/35 700 701
6.500% due 11/15/35 800 853
Cummins, Inc.
5.300% due 05/09/35 600 612
DR Horton, Inc.
5.000% due 10/15/34 2,600 2,573
Ford Motor Co.
3.250% due 02/12/32 5,200 4,581
Ford Motor Credit Co. LLC
6.500% due 02/07/35 1,600 1,639
General Motors Co.
6.600% due 04/01/36 1,100 1,180
General Motors Financial Co., Inc.
6.100% due 01/07/34 3,800 3,966
5.450% due 01/08/36 1,000 996
Home Depot, Inc. (The)
3.250% due 04/15/32 5,100 4,746
Honda Motor Co., Ltd.
5.337% due 07/08/35 1,200 1,200
Hyatt Hotels Corp.
5.400% due 12/15/35 700 694
Lowe's Cos., Inc.
3.750% due 04/01/32 4,700 4,453
Marriott International, Inc.
4.500% due 10/15/31 2,700 2,661
5.250% due 10/15/35 600 600
McDonald's Corp.
5.000% due 02/13/36 600 597
Series MTN
4.700% due 12/09/35 800 783
Omnicom Group, Inc.
5.300% due 06/02/36 900 877
O'Reilly Automotive, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.100% due 03/12/36 900 891
PulteGroup, Inc.
4.900% due 03/01/36 500 487
Royal Caribbean Cruises, Ltd.
5.375% due 01/15/36 1,000 993
Southwest Airlines Co.
5.250% due 11/15/35 800 773
Space Exploration Technologies Corp.
5.650% due 07/15/33 2,300 2,287
Starbucks Corp.
3.000% due 02/14/32 2,000 1,826
Tapestry, Inc.
5.500% due 03/11/35 1,300 1,309
Target Corp.
5.250% due 02/15/36 800 813
Toyota Motor Credit Corp.
Series B
4.800% due 01/11/36 1,100 1,078
Walmart, Inc.
4.100% due 04/15/33 4,300 4,182
4.750% due 04/30/36 900 893
Walt Disney Co. (The)
6.400% due 12/15/35 500 551
4.625% due 03/14/36 800 776
73,493
Consumer Staples - 4.8%
Altria Group, Inc.
6.875% due 11/01/33 400 443
5.250% due 08/06/35 400 400
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 06/15/34 3,700 3,736
4.700% due 02/01/36 1,400 1,363
Automatic Data Processing, Inc.
5.000% due 05/07/36 700 695
BAT Capital Corp.
6.000% due 02/20/34 1,000 1,055
5.625% due 08/15/35 1,300 1,340
Bunge, Ltd. Finance Corp.
4.650% due 09/17/34 2,500 2,415
Campbell's Co. (The)
4.750% due 03/23/35 700 653
Constellation Brands, Inc.
4.950% due 11/01/35 1,000 973
Diageo Investment Corp.
5.625% due 04/15/35 600 620
General Mills, Inc.
4.950% due 03/29/33 1,800 1,786
Hershey Co. (The)
5.100% due 02/24/35 3,000 3,049
JBS NV/JBS USA Foods Group
Holdings, Inc./JBS USA Food Co.
Holdings
5.950% due 04/20/35 1,600 1,648
5.500% due 01/15/36 800 797
Keurig Dr Pepper, Inc.
4.050% due 04/15/32 3,100 2,941
Kraft Heinz Foods Co.
5.200% due 03/15/32 3,100 3,140

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Intermediate Corporate Bond Index Fund 193
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Kroger Co. (The)
5.000% due 09/15/34 800 789
Mondelez International, Inc.
3.000% due 03/17/32 2,200 1,997
PepsiCo, Inc.
3.900% due 07/18/32 2,200 2,127
5.000% due 07/23/35 800 805
Philip Morris International, Inc.
4.750% due 11/01/31 2,900 2,905
5.625% due 09/07/33 4,100 4,263
Pilgrim's Pride Corp.
6.250% due 07/01/33 703 733
Procter & Gamble Co. (The)
2.300% due 02/01/32 200 180
4.350% due 11/03/35 2,100 2,034
Quanta Services, Inc.
5.100% due 08/09/35 600 596
Sysco Corp.
4.950% due 03/25/36 700 673
Tyson Foods, Inc.
4.950% due 02/20/36 600 583
44,739
Energy - 6.4%
Antero Resources Corp.
5.400% due 02/01/36 800 786
Baker Hughes Holdings LLC / Baker
Hughes Co-Obligor, Inc.
5.000% due 06/15/36 1,400 1,370
BP Capital Markets America, Inc.
5.227% due 11/17/34 3,500 3,546
Canadian Natural Resources, Ltd.
5.400% due 12/15/34 1,300 1,312
Cheniere Energy Partners, LP
5.750% due 08/15/34 2,500 2,578
Chevron USA, Inc.
4.850% due 10/15/35 1,400 1,395
Devon Energy Corp.
5.400% due 02/15/35 (Þ) 2,000 2,016
Diamondback Energy, Inc.
5.550% due 04/01/35 1,100 1,122
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 1,300 1,381
Energy Transfer, LP
6.550% due 12/01/33 700 757
5.600% due 09/01/34 2,900 2,957
Enterprise Products Operating LLC
5.200% due 01/15/36 1,300 1,304
EOG Resources, Inc.
5.350% due 01/15/36 1,200 1,213
Helmerich & Payne, Inc.
5.500% due 12/01/34 1,400 1,374
HF Sinclair Corp.
6.250% due 01/15/35 500 519
Kinder Morgan, Inc.
4.800% due 02/01/33 3,400 3,359
MPLX, LP
5.000% due 03/01/33 3,200 3,178
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.300% due 04/01/36 1,000 986
Occidental Petroleum Corp.
5.375% due 01/01/32 2,900 2,958
ONEOK, Inc.
4.750% due 10/15/31 1,900 1,878
5.050% due 11/01/34 2,600 2,543
Phillips 66 Co.
Series B
6.200% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.166%)(Ê) 500 502
Plains All American Pipeline, LP / PAA
Finance Corp.
5.700% due 09/15/34 2,500 2,554
Shell Finance US, Inc.
4.750% due 01/06/36 1,300 1,272
South Bow USA Infrastructure
Holdings LLC
Series CN
5.584% due 10/01/34 700 697
Targa Resources Corp.
5.650% due 02/15/36 800 813
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.000% due 01/15/32 3,200 3,037
TotalEnergies Capital USA LLC
4.857% due 01/13/36 1,300 1,274
Valero Energy Corp.
5.150% due 03/10/36 800 788
Viper Energy Partners LLC
5.700% due 08/01/35 1,000 1,013
Western Midstream Operating, LP
5.500% due 12/15/35 1,700 1,682
Williams Cos., Inc. (The)
4.650% due 08/15/32 4,500 4,433
5.150% due 03/15/36 900 885
Woodside Finance, Ltd.
6.000% due 05/19/35 1,300 1,351
58,833
Financial Services - 37.8%
Aegon Funding Co. LLC
5.625% due 05/07/36 500 497
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/30/32 4,100 3,753
5.000% due 11/15/35 800 778
Affiliated Managers Group, Inc.
5.500% due 02/15/36 700 693
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 4,100 3,452
Allstate Corp. (The)
5.250% due 03/30/33 2,600 2,643
Ally Financial, Inc.
5.548% due 07/31/33 (SOFR +
1.780%)(Ê) 1,200 1,190
American Express Co.
5.043% due 05/01/34 (SOFR +
1.835%)(Ê) 4,200 4,209

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
194 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.667% due 04/25/36 (SOFR +
1.790%)(Ê) 800 829
4.804% due 10/24/36 (SOFR +
1.237%)(Ê) 1,300 1,261
American Homes 4 Rent, LP
3.625% due 04/15/32 2,600 2,414
American International Group, Inc.
5.125% due 03/27/33 2,900 2,922
American National Group, Inc.
6.000% due 07/15/35 700 697
American Tower Corp.
5.550% due 07/15/33 3,400 3,489
Aon Corp. / Aon Global Holdings PLC
5.350% due 02/28/33 2,600 2,652
Ares Capital Corp.
5.800% due 03/08/32 500 495
Ares Strategic Income Fund
6.200% due 03/21/32 300 296
Banco Bilbao Vizcaya Argentaria SA
5.127% due 03/03/36 1,000 973
Banco Santander SA
6.938% due 11/07/33 3,200 3,574
5.127% due 11/06/35 1,000 980
5.437% due 04/15/36 800 801
Bank of America Corp.
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 3,900 3,953
5.872% due 09/15/34 (SOFR +
1.840%)(Ê) 4,200 4,389
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 4,300 4,386
5.744% due 02/12/36 (SOFR +
1.697%)(Ê) 4,200 4,293
5.045% due 02/06/37 (SOFR +
1.130%)(Ê) 1,400 1,379
3.846% due 03/08/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.000%)(Ê) 5,500 5,112
5.489% due 04/23/37 (SOFR +
1.572%)(Ê) 1,000 997
Bank of Montreal
Series J
5.298% due 06/02/37 700 701
Bank of New York Mellon Corp. (The)
Series MTN
5.834% due 10/25/33 (SOFR +
2.074%)(Ê) 2,700 2,837
5.188% due 03/14/35 (SOFR +
1.418%)(Ê) 3,800 3,838
Barclays PLC
5.335% due 09/10/35 (SOFR +
1.910%)(Ê) 3,100 3,079
5.785% due 02/25/36 (SOFR +
1.590%)(Ê) 3,100 3,158
BlackRock, Inc.
4.750% due 05/25/33 2,000 2,005
Blackstone Private Credit Fund
6.000% due 11/22/34 700 674
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Blackstone Reg Finance Co. LLC
5.000% due 12/06/34 1,500 1,477
Blue Owl Finance LLC
6.250% due 04/18/34 700 685
Boston Properties, LP
5.750% due 01/15/35 1,500 1,516
Brixmor Operating Partnership, LP
5.375% due 06/15/36 500 499
Brookfield Asset Management, Ltd.
5.298% due 01/15/36 700 683
Brookfield Finance, Inc.
6.350% due 01/05/34 2,200 2,331
Brown & Brown, Inc.
5.550% due 06/23/35 500 499
Capital One Financial Corp.
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 3,400 3,598
6.183% due 01/30/36 (SOFR +
2.036%)(Ê) 2,500 2,562
5.399% due 01/30/37 (SOFR +
1.508%)(Ê) 500 494
Carlyle Group, Inc. (The)
5.050% due 09/19/35 600 574
CBRE Services, Inc.
5.500% due 06/15/35 600 606
5.250% due 06/01/36 900 887
Charles Schwab Corp. (The)
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 3,500 3,656
Chubb INA Holdings LLC
5.300% due 05/20/36 1,000 1,011
Citigroup, Inc.
4.910% due 05/24/33 (SOFR +
2.086%)(Ê) 5,000 4,975
6.174% due 05/25/34 (SOFR +
2.661%)(Ê) 2,900 3,031
5.827% due 02/13/35 (SOFR +
2.056%)(Ê) 3,300 3,368
5.333% due 03/27/36 (SOFR +
1.465%)(Ê) 1,900 1,914
5.174% due 09/11/36 (SOFR +
1.488%)(Ê) 1,500 1,492
CNA Financial Corp.
5.125% due 02/15/34 2,800 2,768
Corebridge Financial, Inc.
3.900% due 04/05/32 3,000 2,815
Cousins Properties, LP
5.375% due 02/15/32 2,600 2,637
Crown Castle, Inc.
2.500% due 07/15/31 2,700 2,399
Deutsche Bank AG
5.403% due 09/11/35 (SOFR +
2.050%)(Ê) 1,500 1,501
Equinix, Inc.
3.900% due 04/15/32 2,800 2,646
Essex Portfolio, LP
5.500% due 04/01/34 2,200 2,243

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Intermediate Corporate Bond Index Fund 195
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Extra Space Storage, LP
4.950% due 01/15/33 1,800 1,782
Fairfax Financial Holdings, Ltd.
5.625% due 08/16/32 2,900 2,972
Fifth Third Bancorp
5.141% due 01/29/37 (SOFR +
1.240%)(Ê) 700 688
First Citizens BancShares, Inc.
6.254% due 03/12/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.970%)(Ê) 500 492
Global Payments, Inc.
5.400% due 08/15/32 2,200 2,188
5.550% due 11/15/35 600 581
GLP Capital, LP / GLP Financing II,
Inc.
3.250% due 01/15/32 2,200 1,967
5.625% due 03/01/36 700 684
Goldman Sachs Group, Inc. (The)
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 1,600 1,424
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 5,600 5,072
5.851% due 04/25/35 (SOFR +
1.552%)(Ê) 1,300 1,348
5.330% due 07/23/35 (SOFR +
1.550%)(Ê) 1,800 1,806
5.016% due 10/23/35 (SOFR +
1.420%)(Ê) 800 786
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 900 914
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 2,600 2,524
5.065% due 01/21/37 (SOFR +
1.190%)(Ê) 2,200 2,150
5.387% due 02/02/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.180%)(Ê) 1,700 1,660
HA Sustainable Infrastructure Capital,
Inc.
6.375% due 07/01/34 900 919
6.000% due 03/15/36 500 494
Host Hotels & Resorts, LP
5.500% due 04/15/35 800 803
HSBC Holdings PLC
2.871% due 11/22/32 (SOFR +
1.410%)(Ê) 4,500 4,039
4.762% due 03/29/33 (SOFR +
2.530%)(Ê) 2,700 2,633
5.719% due 03/04/35 (SOFR +
1.780%)(Ê) 2,000 2,055
5.874% due 11/18/35 (SOFR +
1.900%)(Ê) 3,800 3,891
5.741% due 09/10/36 (SOFR +
1.960%)(Ê) 800 807
5.133% due 11/06/36 (SOFR +
1.430%)(Ê) 600 590
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.279% due 03/10/37 (SOFR +
1.550%)(Ê) 1,500 1,483
Huntington Bancshares, Inc.
5.709% due 02/02/35 (SOFR +
1.870%)(Ê) 2,700 2,763
ING Groep NV
5.525% due 03/25/36 (SOFR +
1.610%)(Ê) 700 711
5.420% due 03/23/37 (SOFR +
1.610%)(Ê) 1,400 1,404
Invitation Homes Operating
Partnership, LP
4.875% due 02/01/35 700 677
Jefferies Financial Group, Inc.
6.200% due 04/14/34 800 819
5.500% due 02/15/36 1,300 1,254
JPMorgan Chase & Co.
4.912% due 07/25/33 (SOFR +
2.080%)(Ê) 2,500 2,498
5.717% due 09/14/33 (SOFR +
2.580%)(Ê) 4,100 4,237
5.350% due 06/01/34 (SOFR +
1.845%)(Ê) 4,900 4,983
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 4,400 4,466
5.572% due 04/22/36 (SOFR +
1.680%)(Ê) 1,300 1,337
5.576% due 07/23/36 (SOFR +
1.635%)(Ê) 3,900 3,963
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 600 583
4.898% due 01/22/37 (SOFR +
1.070%)(Ê) 1,200 1,169
5.193% due 02/05/37 (SOFR +
1.300%)(Ê) 1,400 1,380
5.148% due 04/23/37 (SOFR +
1.260%)(Ê) 1,900 1,886
Kilroy Realty, LP
6.250% due 01/15/36 700 710
Kimco Realty OP LLC
3.200% due 04/01/32 2,200 2,022
KKR & Co., Inc.
5.100% due 08/07/35 500 484
Lincoln National Corp.
5.350% due 11/15/35 200 195
Lloyds Banking Group PLC
6.068% due 06/13/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 2,000 2,063
LPL Holdings, Inc.
6.000% due 05/20/34 1,900 1,943
M&T Bank Corp.
Series MTN
5.385% due 01/16/36 (SOFR +
1.610%)(Ê) 800 800
Manulife Financial Corp.
4.986% due 12/11/35 700 689

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
196 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35 3,000 2,971
Mercury General Corp.
6.250% due 06/15/36 500 509
MetLife, Inc.
Series G
6.350% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.078%)(Ê) 2,000 2,049
Mitsubishi UFJ Financial Group, Inc.
5.426% due 04/17/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê) 3,900 3,957
5.188% due 09/12/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.930%)(Ê) 1,100 1,092
5.057% due 01/14/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 1,000 981
Mizuho Financial Group, Inc.
5.748% due 07/06/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.900%)(Ê) 4,200 4,354
Moody's Corp.
2.000% due 08/19/31 1,900 1,671
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 4,200 3,778
4.889% due 07/20/33 (SOFR +
2.076%)(Ê) 2,300 2,282
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 5,100 5,293
5.664% due 04/17/36 (SOFR +
1.757%)(Ê) 600 616
5.073% due 01/30/37 (SOFR +
1.184%)(Ê) 2,100 2,054
5.296% due 04/10/37 (SOFR +
1.410%)(Ê) 2,100 2,089
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 2,200 2,267
5.314% due 01/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 1,100 1,074
Series I
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 1,800 1,743
Series MTN
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 3,900 3,960
NatWest Group PLC
5.778% due 03/01/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê) 2,000 2,072
Nomura Holdings, Inc.
5.491% due 06/29/35 1,500 1,523
PayPal Holdings, Inc.
5.100% due 04/01/35 600 591
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
PNC Financial Services Group, Inc.
(The)
5.401% due 07/23/35 (SOFR +
1.599%)(Ê) 4,900 4,964
5.423% due 01/25/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 1,000 983
Progressive Corp. (The)
5.150% due 03/26/36 500 500
Prologis, LP
4.625% due 01/15/33 2,700 2,669
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 3,200 3,132
Realty Income Corp.
2.850% due 12/15/32 2,700 2,398
Regency Centers, LP
5.000% due 07/15/32 1,900 1,911
Reinsurance Group of America, Inc.
5.750% due 09/15/34 300 307
Royal Bank of Canada
Series GMTN
5.000% due 02/01/33 3,100 3,123
S&P Global, Inc.
2.900% due 03/01/32 3,200 2,899
Santander UK Group Holdings PLC
5.136% due 09/22/36 (SOFR +
1.578%)(Ê) 600 583
Simon Property Group, LP
4.750% due 09/26/34 2,700 2,638
State Street Corp.
4.784% due 10/23/36 (SOFR +
1.215%)(Ê) 900 874
5.094% due 04/24/37 (SOFR +
1.201%)(Ê) 700 694
Sumisho Air Lease Corp.
5.500% due 03/24/36 (Þ) 800 797
Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/34 3,700 3,794
5.334% due 03/03/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.300%)(Ê) 800 780
Synchrony Financial
6.000% due 07/29/36 (SOFR +
2.070%)(Ê) 600 602
Toronto-Dominion Bank (The)
4.456% due 06/08/32 4,300 4,226
TPG Operating Group II, LP
5.375% due 01/15/36 600 584
Truist Financial Corp.
Series I
5.281% due 04/23/37 (SOFR +
1.414%)(Ê) 900 891
Series MTN
6.123% due 10/28/33 (SOFR +
2.300%)(Ê) 4,300 4,536

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Intermediate Corporate Bond Index Fund 197
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
US Bancorp
5.850% due 10/21/33 (SOFR +
2.090%)(Ê) 1,900 1,981
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 3,200 3,304
5.723% due 05/20/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.250%)(Ê) 800 805
Ventas Realty, LP
5.100% due 07/15/32 3,200 3,221
Verisk Analytics, Inc.
5.250% due 06/05/34 2,300 2,295
VICI Properties, LP
5.625% due 04/01/35 1,600 1,601
Visa, Inc.
4.150% due 12/14/35 800 763
Wells Fargo & Co.
5.605% due 04/23/36 (SOFR +
1.740%)(Ê) 1,000 1,025
4.892% due 09/15/36 (SOFR +
1.340%)(Ê) 2,000 1,952
4.960% due 01/23/37 (SOFR +
1.100%)(Ê) 1,200 1,171
Series MTN
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 5,100 4,688
4.897% due 07/25/33 (SOFR +
2.100%)(Ê) 2,700 2,680
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 4,700 4,815
Welltower OP LLC
5.125% due 07/01/35 2,400 2,409
Westpac Banking Corp.
Series GMTN
5.618% due 11/20/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê) 1,800 1,814
347,389
Health Care - 9.2%
Abbott Laboratories
4.650% due 03/15/36 2,000 1,942
AbbVie, Inc.
5.050% due 03/15/34 4,400 4,447
4.750% due 03/15/36 1,100 1,076
Amgen, Inc.
5.250% due 03/02/33 4,000 4,071
4.850% due 02/19/36 600 588
Ascension Health
Series 2025
4.923% due 11/15/35 1,000 988
AstraZeneca Finance LLC
5.000% due 02/26/34 3,300 3,332
Augusta SpinCo Corp.
5.245% due 03/23/36 700 700
Baxter International, Inc.
5.650% due 12/15/35 1,000 991
Becton Dickinson & Co.
4.298% due 08/22/32 2,100 2,035
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Cardinal Health, Inc.
5.350% due 11/15/34 2,500 2,530
Cigna Group (The)
5.250% due 01/15/36 1,200 1,203
CommonSpirit Health
5.205% due 12/01/31 2,500 2,530
CVS Health Corp.
5.000% due 09/15/32 3,000 3,005
5.700% due 06/01/34 2,100 2,168
Elevance Health, Inc.
4.100% due 05/15/32 4,000 3,834
5.850% due 01/15/36 500 521
Eli Lilly & Co.
4.900% due 02/12/32 3,100 3,143
4.900% due 10/15/35 1,700 1,697
GE HealthCare Technologies, Inc.
5.905% due 11/22/32 2,900 3,050
GlaxoSmithKline Capital, Inc.
4.875% due 04/15/35 600 595
HCA, Inc.
5.500% due 03/01/32 2,300 2,349
3.625% due 03/15/32 3,500 3,258
5.750% due 03/01/35 600 618
5.300% due 05/15/36 800 795
Humana, Inc.
5.550% due 05/01/35 1,500 1,501
Johnson & Johnson
4.375% due 12/05/33 2,000 1,984
3.550% due 03/01/36 500 454
Laboratory Corp. of America Holdings
4.550% due 04/01/32 1,100 1,082
McKesson Corp.
5.250% due 05/30/35 700 711
Medtronic Global Holdings SCA
4.500% due 03/30/33 2,500 2,452
Merck & Co., Inc.
4.500% due 05/17/33 3,700 3,658
4.950% due 09/15/35 1,500 1,497
5.200% due 05/22/36 900 911
Novartis Capital Corp.
4.600% due 11/05/35 500 488
4.900% due 03/18/36 1,600 1,590
Pfizer Investment Enterprises Pte., Ltd.
4.750% due 05/19/33 4,300 4,259
Quest Diagnostics, Inc.
5.000% due 06/30/36 600 590
Royalty Pharma PLC
5.200% due 09/25/35 700 694
Solventum Corp.
5.600% due 03/23/34 800 819
Stryker Corp.
5.200% due 02/10/35 1,900 1,920
Takeda US Financing, Inc.
5.200% due 07/07/35 800 799
Thermo Fisher Scientific, Inc.
4.902% due 02/12/36 1,900 1,877
UnitedHealth Group, Inc.
4.500% due 04/15/33 2,600 2,543

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
198 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.150% due 07/15/34 3,500 3,532
84,827
Materials and Processing - 2.7%
Amcor Flexibles North America, Inc.
5.500% due 03/17/35 900 915
ArcelorMittal SA
5.375% due 05/19/36 900 892
BHP Billiton Finance USA, Ltd.
5.250% due 09/08/33 2,500 2,552
CF Industries, Inc.
5.150% due 03/15/34 1,900 1,882
Dow Chemical Co. (The)
5.650% due 03/15/36 500 497
Ecolab, Inc.
5.350% due 06/15/36 1,200 1,220
Eidp, Inc.
4.800% due 05/15/33 1,700 1,678
LYB International Finance III LLC
6.150% due 05/15/35 1,300 1,331
Newmont Corp.
5.875% due 04/01/35 600 634
Nutrien, Ltd.
5.400% due 06/21/34 1,700 1,722
Packaging Corp. of America
5.200% due 08/15/35 500 500
Rio Tinto Finance (USA) PLC
5.000% due 03/14/32 3,100 3,133
Smurfit Kappa Treasury ULC
5.438% due 04/03/34 2,300 2,331
Southern Copper Corp.
7.500% due 07/27/35 1,000 1,148
Suzano Netherlands BV
5.500% due 01/15/36 1,000 973
Vale Overseas, Ltd.
6.125% due 06/12/33 3,100 3,253
24,661
Producer Durables - 6.2%
Amphenol Corp.
5.000% due 01/15/35 2,200 2,195
Boeing Co. (The)
3.600% due 05/01/34 2,900 2,608
Canadian National Railway Co.
4.950% due 05/12/36 1,100 1,093
Canadian Pacific Railway Co.
2.450% due 12/02/31 3,100 2,757
Caterpillar, Inc.
5.200% due 05/15/35 800 816
CRH America Finance, Inc.
5.400% due 05/21/34 2,200 2,232
Eagle Materials, Inc.
5.000% due 03/15/36 600 580
Eaton Corp.
4.800% due 03/06/36 1,400 1,373
FedEx Freight Holding Co., Inc.
5.250% due 03/15/36 (Þ) 1,100 1,071
Flowserve Corp.
5.700% due 05/15/36 500 503
Fortive Corp.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.250% due 05/15/36 600 598
GATX Corp.
5.500% due 06/15/35 2,000 2,022
GE Capital International Funding Co.,
ULC
4.418% due 11/15/35 500 477
GE Vernova, Inc.
4.875% due 02/04/36 600 590
General Electric Co.
4.900% due 01/29/36 700 699
GXO Logistics, Inc.
6.500% due 05/06/34 500 524
Honeywell Aerospace, Inc.
4.950% due 03/16/36 (Þ) 1,800 1,773
Honeywell International, Inc.
1.750% due 09/01/31 3,500 3,039
Howmet Aerospace, Inc.
4.850% due 10/15/31 1,900 1,906
Jacobs Solutions, Inc.
5.375% due 03/03/36 500 492
John Deere Capital Corp.
Series I
5.150% due 09/08/33 3,200 3,273
Series MTN
4.350% due 09/15/32 2,700 2,663
L3Harris Technologies, Inc.
5.400% due 07/31/33 2,800 2,864
Lockheed Martin Corp.
5.250% due 01/15/33 3,400 3,514
Northrop Grumman Corp.
4.700% due 03/15/33 2,900 2,876
Regal Rexnord Corp.
6.400% due 04/15/33 1,000 1,061
RTX Corp.
5.150% due 02/27/33 2,800 2,852
TD SYNNEX Corp.
5.300% due 10/10/35 700 689
Union Pacific Corp.
3.375% due 02/01/35 1,000 890
United Parcel Service, Inc.
4.875% due 03/03/33 2,300 2,327
Waste Connections, Inc.
2.200% due 01/15/32 3,600 3,151
Waste Management, Inc.
4.875% due 02/15/34 2,800 2,813
Westinghouse Air Brake Technologies
Corp.
5.500% due 05/29/35 600 612
56,933
Technology - 10.2%
Accenture Capital, Inc.
4.500% due 10/04/34 2,100 2,014
Airbnb, Inc.
5.250% due 03/16/36 700 697
Alphabet, Inc.
4.700% due 11/15/35 1,900 1,861
4.800% due 02/15/36 2,400 2,358
Applied Materials, Inc.
4.600% due 01/15/36 700 678

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Intermediate Corporate Bond Index Fund 199
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Booking Holdings, Inc.
5.375% due 05/07/36 500 500
Booz Allen Hamilton, Inc.
5.950% due 04/15/35 600 597
Broadcom, Inc.
4.900% due 07/15/32 3,700 3,710
4.300% due 11/15/32 2,600 2,518
2.600% due 02/15/33 4,100 3,560
3.137% due 11/15/35 (Þ) 2,100 1,781
4.950% due 01/15/36 1,000 983
4.800% due 02/15/36 1,000 970
Cadence Design Systems, Inc.
4.700% due 09/10/34 500 489
Cisco Systems, Inc.
4.950% due 02/24/32 3,200 3,239
Dell International LLC / EMC Corp.
5.400% due 04/15/34 3,200 3,246
Expedia Group, Inc.
5.500% due 04/15/36 700 693
Fiserv, Inc.
5.600% due 03/02/33 2,500 2,527
5.250% due 08/11/35 500 487
Flex, Ltd.
5.375% due 11/13/35 500 493
Hewlett Packard Enterprise Co.
4.850% due 10/15/31 3,200 3,186
5.000% due 10/15/34 800 784
Intel Corp.
5.200% due 02/10/33 3,200 3,235
5.300% due 05/15/36 1,000 994
International Business Machines Corp.
5.200% due 02/10/35 600 602
4.950% due 02/03/36 1,100 1,073
Intuit, Inc.
5.200% due 09/15/33 2,500 2,510
Leidos, Inc.
5.000% due 03/15/36 1,100 1,059
Marvell Technology, Inc.
5.300% due 04/15/36 750 746
Meta Platforms, Inc.
4.950% due 05/15/33 2,900 2,899
4.875% due 11/15/35 3,500 3,406
5.250% due 05/15/36 2,900 2,879
Motorola Solutions, Inc.
5.600% due 06/01/32 2,600 2,676
MSCI, Inc.
5.250% due 09/01/35 1,100 1,077
NVIDIA Corp.
4.750% due 06/15/33 2,000 1,994
4.950% due 06/15/36 2,200 2,181
NXP BV / NXP Funding LLC / NXP
USA, Inc.
2.650% due 02/15/32 3,000 2,656
Oracle Corp.
4.900% due 02/06/33 3,800 3,607
5.500% due 08/03/35 2,200 2,105
5.200% due 09/26/35 2,100 1,965
5.700% due 02/04/36 2,700 2,618
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Paychex, Inc.
5.350% due 04/15/32 3,000 3,036
QUALCOMM, Inc.
1.650% due 05/20/32 3,400 2,880
Roper Technologies, Inc.
5.100% due 09/15/35 700 680
Salesforce, Inc.
5.550% due 03/15/36 3,000 2,991
ServiceNow, Inc.
5.400% due 05/15/36 900 899
Synopsys, Inc.
5.150% due 04/01/35 1,300 1,294
Uber Technologies, Inc.
4.800% due 09/15/35 2,000 1,942
Workday, Inc.
3.800% due 04/01/32 2,300 2,142
93,517
Utilities - 13.2%
AEP Texas, Inc.
Series Q
5.200% due 04/15/36 900 887
AES Corp. (The)
5.800% due 03/15/32 1,700 1,723
Ameren Illinois Co.
4.950% due 06/01/33 2,600 2,603
American Electric Power Co., Inc.
5.625% due 03/01/33 3,700 3,834
6.950% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 600 640
Series D
6.050% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.940%)(Ê) 600 596
American Water Capital Corp.
5.200% due 04/01/36 700 699
AT&T, Inc.
2.550% due 12/01/33 3,500 2,941
5.375% due 08/15/35 3,000 3,013
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 800 853
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 2,800 2,805
CMS Energy Corp.
6.500% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.961%)(Ê) 1,300 1,328
Consolidated Edison Co. of New York,
Inc.
5.500% due 03/15/34 2,500 2,587
Constellation Energy Generation LLC
5.300% due 06/01/36 1,000 995
Dominion Energy, Inc.
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 1,200 1,235

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
200 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
6.200% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.006%)(Ê) 600 602
Series B
7.000% due 06/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.511%)(Ê) 400 424
Series C
2.250% due 08/15/31 3,300 2,917
DTE Energy Co.
5.850% due 06/01/34 3,000 3,133
Duke Energy Carolinas LLC
4.850% due 01/15/34 4,400 4,369
Duke Energy Corp.
4.950% due 09/15/35 600 587
6.450% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.588%)(Ê) 700 725
Duke Energy Florida LLC
4.850% due 12/01/35 600 587
Duke Energy Indiana LLC
Series DDDD
4.950% due 03/15/36 500 491
Entergy Louisiana LLC
4.000% due 03/15/33 3,700 3,495
4.900% due 04/15/36 600 585
Eversource Energy
5.950% due 07/15/34 1,100 1,149
Exelon Corp.
5.450% due 03/15/34 3,000 3,060
4.950% due 03/15/36 700 680
Florida Power & Light Co.
5.300% due 06/15/34 2,200 2,244
Georgia Power Co.
4.950% due 05/17/33 4,000 4,024
Interstate Power and Light Co.
5.600% due 06/29/35 1,000 1,026
National Fuel Gas Co.
5.500% due 05/15/36 500 497
NextEra Energy Capital Holdings, Inc.
2.440% due 01/15/32 3,500 3,087
5.050% due 02/28/33 700 703
6.500% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.979%)(Ê) 1,400 1,437
NiSource, Inc.
5.350% due 04/01/34 3,700 3,771
NSTAR Electric Co.
5.200% due 05/15/36 700 703
Pacific Gas and Electric Co.
6.400% due 06/15/33 3,100 3,281
5.700% due 03/01/35 900 909
PacifiCorp
5.250% due 06/15/35 700 692
5.800% due 04/15/36 500 513
PPL Capital Funding, Inc.
5.250% due 09/01/34 500 502
Public Service Co. of Colorado
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.350% due 05/15/34 3,500 3,552
Public Service Co. of Oklahoma
5.450% due 01/15/36 500 505
Public Service Electric and Gas Co.
4.850% due 08/01/34 2,300 2,279
Public Service Enterprise Group, Inc.
2.450% due 11/15/31 1,400 1,241
Rogers Communications, Inc.
3.800% due 03/15/32 2,800 2,608
Sempra
5.500% due 08/01/33 4,000 4,107
5.250% due 03/15/36 1,500 1,479
Southern California Edison Co.
5.200% due 06/01/34 2,700 2,675
Southern Co. (The)
4.850% due 03/15/35 1,500 1,463
Series 2025
6.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.069%)(Ê) 1,400 1,436
Telefonica Emisiones SA
7.045% due 06/20/36 1,200 1,329
T-Mobile USA, Inc.
2.700% due 03/15/32 3,300 2,933
5.200% due 01/15/33 3,200 3,238
5.000% due 02/15/36 900 880
Verizon Communications, Inc.
2.355% due 03/15/32 5,200 4,545
5.050% due 05/09/33 2,000 2,015
5.250% due 04/02/35 1,800 1,800
4.272% due 01/15/36 800 737
5.000% due 01/15/36 900 878
6.200% due 05/14/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.042%)(Ê) 1,100 1,112
6.050% due 05/14/58 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.813%)(Ê) 700 706
Virginia Electric and Power Co.
2.400% due 03/30/32 3,500 3,082
4.950% due 03/15/36 1,500 1,468
Vistra Operations Co. LLC
5.550% due 04/30/36 (Þ) 1,000 995
Vodafone Group PLC
6.250% due 11/30/32 1,400 1,481
121,476
905,868
Total Long-Term Fixed
Income Investments
(cost $921,727) 905,868
Number of
S hares
Short-Term Investments - 0.2%
State Street Institutional U.S.
Government Money Market Fund 1,794,309 1,794

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Intermediate Corporate Bond Index Fund 201
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Total Short-Term Investments
(cost $1,794) 1,794
Total Investments - 98.7%
(cost $923,521) 907,662
Other Assets net of
Liabilities - 1.3%
12,345
Net Assets - 100.0%
920,007

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
202 Venerable Intermediate Corporate Bond Index Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 905,868 $ — $ 905,868
Short-Term Investments 1,794 — — 1,794
Total Investments
$ 1,794 $ 905,868 $ — $ 907,662
For a description of the Levels, see note 2 in the Notes to Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
8,850 1.0
Belgium ..............................................................................................
5,099 0.6
Brazil ..................................................................................................
4,226 0.5
Canada ................................................................................................
25,598 2.8
France .................................................................................................
1,274 0.1
Germany .............................................................................................
1,501 0.2
Ireland ................................................................................................
6,861 0. 8
Japan ..................................................................................................
17,680 1.9
Luxembourg .......................................................................................
892 0.1
Mexico ...............................................................................................
1,148 0.1
Netherlands ........................................................................................
4,771 0.5
Spain ..................................................................................................
7,659 0.8
United Kingdom .................................................................................
34,280 3.7
United States ......................................................................................
787,823 85. 6
Total Investments ............................................................................... 907,662 98.7

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Intermediate Corporate Bond Index Fund 203
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 923,521
Investments, at fair value .............................................................................................................................................................
907,662
Receivables:
Dividends and interest ...................................................................................................................................................... 12,548
Investments sold ............................................................................................................................................................... 27,437
Fund shares sold ............................................................................................................................................................... 147
Prepaid expenses .......................................................................................................................................................................... 27
Total assets ...............................................................................................................................................................
947,821
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 27,442
Fund shares redeemed ...................................................................................................................................................... 24
Accrued fees to affiliates .................................................................................................................................................. 255
Other accrued expenses .................................................................................................................................................... 93
Total liabilities ...........................................................................................................................................................
27,814
Net Assets ...............................................................................................................................................................
$ 920,007
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (18,59 8 )
Paid-in capital ..............................................................................................................................................................................
938,60 5
Net Assets ...............................................................................................................................................................
$ 920,007
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class I (#) ........................................................................................................................................... $ 9.80
Class I — Net assets ............................................................................................................................................................ $ 920,007,078
Class I — Shares outstanding ............................................................................................................................................. 93,861,756
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
See accompanying notes which are an integral part of the financial statements.
204 Venerable Intermediate Corporate Bond Index Fund
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 22,207
Dividends ......................................................................................................................................................................... 70
Total investment income .............................................................................................................................................................
22,277
Expenses
Advisory fees ................................................................................................................................................................... 1,063
Administrative fees .......................................................................................................................................................... 462
Professional fees .............................................................................................................................................................. 51
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ..................................................................................................................................................................... 5
Offering fees ..................................................................................................................................................................... 26
Miscellaneous .................................................................................................................................................................. 25
Expenses before reductions .............................................................................................................................................. 1,648
Expense reductions .......................................................................................................................................................... (3)
Net expenses ................................................................................................................................................................................
1,645
Net investment income (loss) .......................................................................................................................................................
20,632
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (2,142)
Net realized gain (loss) ................................................................................................................................................................
(2,142)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (14,091)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (14,091)
Net realized and unrealized gain (loss) ........................................................................................................................................ (16,233)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 4,399

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Intermediate Corporate Bond Index Fund 205
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 20,632 $ 13,166
Net realized gain (loss) ................................................................................................................ (2,142) (196)
Net change in unrealized appreciation (depreciation) ................................................................. (14,091) (1,768)
Net increase (decrease) in net assets from operations ....................................................................... 4,399 11,202
Distributions
To shareholders
Class I ....................................................................................................................................... (25,150) (9,049)
Net decrease in net assets from distributions ..................................................................................... (25,150) (9,049)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (18,335) 956,940
Total Net Increase (Decrease) in Net Assets ...................................................................
(39,086) 959,093
Net Assets
Beginning of period ........................................................................................................................... 959,093 —
End of period ......................................................................................................................................
$ 920,007 $ 959,093
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class I
Proceeds from shares sold 2,391 $ 23,628 98,474 $ 984,746
Proceeds from reinvestment of distributions 2,544 25,150 905 9,049
Payments for shares redeemed (6,768) (67,113) (3,684) (36,855)
Total increase (decrease)
(1,833) $ (18,335) 95,695 $ 956,940
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
206 Venerable Intermediate Corporate Bond Index Fund
Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class I
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.02 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.22 .14
$ Net Realized and Unrealized Gain (Loss) (.17) (.03)
$ Total from Investment Operations .05 .11
Less distributions:
– –
$ Distributions from Net Investment Income (.27) (.09)
$ Total Distributions (.27) (.09)
$ Net Asset Value, End of Period 9.80 10.02
% Total Return
(±)(ǿ)
.48 1.14
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 920,007 959,093
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.36 .38
% Expenses, Net
(Ƃ)(ɯ)
.36 .36
% Net Investment Income
(Ƃ)(ɯ)
4.46 4.29
% Portfolio Turnover Rate
(ǿ)
22 11

Venerable Variable Insurance Trust
Venerable Conservative Allocation Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Conservative Allocation Fund 207
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Domestic Equities - 17.7%
Venerable Large Cap Index Fund Class I 2,286,190 26,131
Fixed Income - 74.9%
Venerable Bond Index Fund Class I 4,517,434 44,361
Venerable Intermediate Corporate Bond Index Fund Class I 6,789,953 66,542
110,903
International Equities - 7.5%
Venerable International Index Fund Class I 963,650 11,140
Total Investments in Affiliated Funds
(cost $145,642) 148,174
Total Investments - 100.1%
(cost $145,642) 148,174
Other Assets net of Liabilities - (0.1)%
(94)
Net Assets - 100.0%
148,080
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 148,174 $ — $ — $ 148,174
Total Investments $ 148,174 $ — $ — $ 148,174
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable Conservative Allocation Fund
See accompanying notes which are an integral part of the financial statements.
208 Venerable Conservative Allocation Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 145,642
Investments, at fair value ( >) ........................................................................................................................................................
148,174
Receivables:
Fund shares sold ............................................................................................................................................................... 245
Prepaid expenses .......................................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
148,424
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 246
Accrued fees to affiliates .................................................................................................................................................. 58
Other accrued expenses .................................................................................................................................................... 40
Total liabilities ...........................................................................................................................................................
344
Net Assets ...............................................................................................................................................................
$ 148,080
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 6,286
Paid-in capital ..............................................................................................................................................................................
141,794
Net Assets ...............................................................................................................................................................
$ 148,080
( >)   Investments in affiliated funds ............................................................................................................................................ $ 148,174
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.40
Class V — Net assets ........................................................................................................................................................... $ 148,080,034
Class V — Shares outstanding ............................................................................................................................................ 14,239,453
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Conservative Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Conservative Allocation Fund 209
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 3,239
Expenses
Advisory fees ................................................................................................................................................................... 38
Administrative fees .......................................................................................................................................................... 90
Distribution fees - Class V ............................................................................................................................................... 226
Professional fees .............................................................................................................................................................. 21
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 1
Offering fees ..................................................................................................................................................................... 5
Miscellaneous .................................................................................................................................................................. 5
Total expenses ..............................................................................................................................................................................
389
Net investment income (loss) .......................................................................................................................................................
2,850
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 646
Capital gain distributions from affiliated funds ............................................................................................................... 269
Net realized gain (loss) ................................................................................................................................................................
915
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 98
Net change in unrealized appreciation (depreciation) ................................................................................................................. 98
Net realized and unrealized gain (loss) ........................................................................................................................................ 1,013
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 3,863

Venerable Variable Insurance Trust
Venerable Conservative Allocation Fund
See accompanying notes which are an integral part of the financial statements.
210 Venerable Conservative Allocation Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 2,850 $ 843
Net realized gain (loss) ................................................................................................................ 915 157
Net change in unrealized appreciation (depreciation) ................................................................. 98 2,434
Net increase (decrease) in net assets from operations ....................................................................... 3,863 3,434
Distributions
To shareholders
Class V ..................................................................................................................................... (1,097) —
Net decrease in net assets from distributions ..................................................................................... (1,097) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (14,138) 156,018
Total Net Increase (Decrease) in Net Assets ...................................................................
(11,372) 159,452
Net Assets
Beginning of period ........................................................................................................................... 159,452 —
End of period ......................................................................................................................................
$ 148,080 $ 159,452
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold 334 $ 3,461 16,695 $ 166,982
Proceeds from reinvestment of distributions 106 1,097 — —
Payments for shares redeemed (1,813) (18,696) (1,083) (10,964)
Total increase (decrease)
(1,373) $ (14,138) 15,612 $ 156,018
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable Conservative Allocation Fund 211
Venerable Variable Insurance Trust
Venerable Conservative Allocation Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.21 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.19 .05
$ Net Realized and Unrealized Gain (Loss) .08 .16
$ Total from Investment Operations .27 .21
Less distributions:
– –
$ Distributions from Net Investment Income (.07) —
$ Distributions from Net Realized Gain (.01) —
$ Total Distributions (.08) —
$ Net Asset Value, End of Period 10.40 10.21
% Total Return
(±)(ǿ)
2.63 2.10
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 148,080 159,452
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)(Π)
.52 .58
% Expenses, Net
(Ƃ)(ɯ)(Π)
.52 .52
% Net Investment Income
(‡)(Ƃ)(ǿ)
1.88 .52
% Portfolio Turnover Rate
(ǿ)
5 7

Venerable Variable Insurance Trust
Venerable Conservative Appreciation Allocation Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
212 Venerable Conservative Appreciation Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 28.0%
Venerable Large Cap Index Fund Class I 11,214,696 128,184
Fixed Income - 60.0%
Venerable Bond Index Fund Class I 9,320,989 91,532
Venerable Intermediate Corporate Bond Index Fund Class I 18,684,448 183,108
274,640
International Equities - 12.0%
Venerable International Index Fund Class I 4,738,358 54,775
Total Investments in Affiliated Funds
(cost $439,712) 457,599
Total Investments - 100.0%
(cost $439,712) 457,599
Other Assets net of Liabilities - (0.0)%
(219)
Net Assets - 100.0%
457,380
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 457,599 $ — $ — $ 457,599
Total Investments $ 457,599 $ — $ — $ 457,599
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable Conservative Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Conservative Appreciation Allocation Fund 213
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 439,712
Investments, at fair value(>) ........................................................................................................................................................
457,599
Receivables:
Investments sold ............................................................................................................................................................... 48
Prepaid expenses .......................................................................................................................................................................... 14
Total assets ...............................................................................................................................................................
457,661
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 47
Accrued fees to affiliates .................................................................................................................................................. 181
Other accrued expenses .................................................................................................................................................... 53
Total liabilities ...........................................................................................................................................................
281
Net Assets ...............................................................................................................................................................
$ 457,380
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 29,600
Paid-in capital ..............................................................................................................................................................................
427,780
Net Assets ...............................................................................................................................................................
$ 457,380
(>)   Investments in affiliated funds ............................................................................................................................................ $ 457,599
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.63
Class V — Net assets ........................................................................................................................................................... $ 457,379,862
Class V — Shares outstanding ............................................................................................................................................ 43,034,131
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Conservative Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
214 Venerable Conservative Appreciation Allocation Fund
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 8,807
Expenses
Advisory fees ................................................................................................................................................................... 116
Administrative fees .......................................................................................................................................................... 278
Distribution fees - Class V ............................................................................................................................................... 696
Professional fees .............................................................................................................................................................. 29
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 3
Offering fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 7
Total expenses ..............................................................................................................................................................................
1,151
Net investment income (loss) .......................................................................................................................................................
7,656
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 2,728
Capital gain distributions from affiliated funds ............................................................................................................... 1,341
Net realized gain (loss) ................................................................................................................................................................
4,069
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 6,502
Net change in unrealized appreciation (depreciation) ................................................................................................................. 6,502
Net realized and unrealized gain (loss) ........................................................................................................................................ 10,571
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 18,227

Venerable Variable Insurance Trust
Venerable Conservative Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Conservative Appreciation Allocation Fund 215
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 7,656 $ 1,901
Net realized gain (loss) ................................................................................................................ 4,069 862
Net change in unrealized appreciation (depreciation) ................................................................. 6,502 11,385
Net increase (decrease) in net assets from operations ....................................................................... 18,227 14,148
Distributions
To shareholders
Class V ..................................................................................................................................... (3,117) —
Net decrease in net assets from distributions ..................................................................................... (3,117) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (41,380) 469,502
Total Net Increase (Decrease) in Net Assets ...................................................................
(26,270) 483,650
Net Assets
Beginning of period ........................................................................................................................... 483,650 —
End of period ......................................................................................................................................
$ 457,380 $ 483,650
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold 282 $ 2,949 50,225 $ 502,254
Proceeds from reinvestment of distributions 294 3,117 — —
Payments for shares redeemed (4,552) (47,446) (3,215) (32,752)
Total increase (decrease)
(3,976) $ (41,380) 47,010 $ 469,502
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
216 Venerable Conservative Appreciation Allocation Fund
Venerable Variable Insurance Trust
Venerable Conservative Appreciation Allocation Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.29 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.17 .04
$ Net Realized and Unrealized Gain (Loss) .24 .25
$ Total from Investment Operations .41 .29
Less distributions:
– –
$ Distributions from Net Investment Income (.05) —
$ Distributions from Net Realized Gain (.02) —
$ Total Distributions (.07) —
$ Net Asset Value, End of Period 10.63 10.29
% Total Return
(±)(ǿ)
4.01 2.90
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 457,380 483,650
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)(Π)
.50 .52
% Expenses, Net
(Ƃ)(ɯ)(Π)
.50 .52
% Net Investment Income
(‡)(Ƃ)(ǿ)
1.64 .38
% Portfolio Turnover Rate
(ǿ)
4 7

Venerable Variable Insurance Trust
Venerable World Conservative Allocation Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable World Conservative Allocation Fund 217
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Fixed Income - 59.9%
Venerable High Yield Fund Class I 5,024,661 49,945
Venerable Strategic Bond Fund Class I 3,436,774 33,165
83,110
International Equities - 40.1%
Venerable World Equity Fund Class I 4,836,726 55,622
Total Investments in Affiliated Funds
(cost $132,684) 138,732
Total Investments - 100.0%
(cost $132,684) 138,732
Other Assets net of Liabilities - (0.0)%
(18)
Net Assets - 100.0%
138,714
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 138,732 $ — $ — $ 138,732
Total Investments $ 138,732 $ — $ — $ 138,732
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable World Conservative Allocation Fund
See accompanying notes which are an integral part of the financial statements.
218 Venerable World Conservative Allocation Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 132,684
Investments, at fair value(>) ........................................................................................................................................................
138,732
Cash .............................................................................................................................................................................................. 21
Receivables:
Investments sold ............................................................................................................................................................... 200
Prepaid expenses .......................................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
138,958
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 199
Accrued fees to affiliates .................................................................................................................................................. 5
Other accrued expenses .................................................................................................................................................... 40
Total liabilities ...........................................................................................................................................................
244
Net Assets ...............................................................................................................................................................
$ 138,714
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 9,951
Paid-in capital ..............................................................................................................................................................................
128,763
Net Assets ...............................................................................................................................................................
$ 138,714
(>)   Investments in affiliated funds ............................................................................................................................................ $ 138,732
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.70
Class V — Net assets ........................................................................................................................................................... $ 138,713,704
Class V — Shares outstanding ............................................................................................................................................ 12,966,961
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable World Conservative Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Conservative Allocation Fund 219
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 2,879
Expenses
Advisory fees ................................................................................................................................................................... 35
Administrative fees .......................................................................................................................................................... 85
Distribution fees - Class V ............................................................................................................................................... 213
Professional fees .............................................................................................................................................................. 21
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 1
Offering fees ..................................................................................................................................................................... 4
Miscellaneous .................................................................................................................................................................. 6
Expenses before reductions .............................................................................................................................................. 367
Expense reductions .......................................................................................................................................................... (312)
Net expenses ................................................................................................................................................................................
55
Net investment income (loss) .......................................................................................................................................................
2,824
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 824
Capital gain distributions from affiliated funds ............................................................................................................... 261
Net realized gain (loss) ................................................................................................................................................................
1,085
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 2,187
Net change in unrealized appreciation (depreciation) ................................................................................................................. 2,187
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,272
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 6,096

Venerable Variable Insurance Trust
Venerable World Conservative Allocation Fund
See accompanying notes which are an integral part of the financial statements.
220 Venerable World Conservative Allocation Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 2,824 $ 1,124
Net realized gain (loss) ................................................................................................................ 1,085 248
Net change in unrealized appreciation (depreciation) ................................................................. 2,187 3,861
Net increase (decrease) in net assets from operations ....................................................................... 6,096 5,233
Distributions
To shareholders
Class V ..................................................................................................................................... (1,378) —
Net decrease in net assets from distributions ..................................................................................... (1,378) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (15,308) 144,071
Total Net Increase (Decrease) in Net Assets ...................................................................
(10,590) 149,304
Net Assets
Beginning of period ........................................................................................................................... 149,304 —
End of period ......................................................................................................................................
$ 138,714 $ 149,304
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold 18 $ 192 15,650 $ 156,527
Proceeds from reinvestment of distributions 130 1,378 — —
Payments for shares redeemed (1,606) (16,878) (1,225) (12,456)
Total increase (decrease)
(1,458) $ (15,308) 14,425 $ 144,071
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable World Conservative Allocation Fund 221
Venerable Variable Insurance Trust
Venerable World Conservative Allocation Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.35 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.21 .08
$ Net Realized and Unrealized Gain (Loss) .25 .27
$ Total from Investment Operations .46 .35
Less distributions:
– –
$ Distributions from Net Investment Income (.09) —
$ Distributions from Net Realized Gain (.02) —
$ Total Distributions (.11) —
$ Net Asset Value, End of Period 10.70 10.35
% Total Return
(±)(ǿ)
4.41 3.50
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 138,714 149,304
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)(Π)
.52 .59
% Expenses, Net
(Ƃ)(ɯ)(Π)
.08 .07
% Net Investment Income
(‡)(Ƃ)(ǿ)
1.97 .74
% Portfolio Turnover Rate
(ǿ)
3 8

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
222 Venerable Moderate Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 60.2%
Venerable US Large Cap Core Equity Fund Class I 55,352,760 630,468
Venerable US Large Cap Strategic Equity Fund Class I 50,860,376 630,160
1,260,628
Fixed Income - 39.8%
Venerable High Yield Fund Class I 41,945,614 416,939
Venerable Strategic Bond Fund Class I 43,079,242 415,715
832,654
Total Investments in Affiliated Funds
(cost $1,923,330) 2,093,282
Total Investments - 100.0%
(cost $1,923,330) 2,093,282
Other Assets net of Liabilities - (0.0)%
(390)
Net Assets - 100.0%
2,092,892
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 2,093,282 $ — $ — $ 2,093,282
Total Investments $ 2,093,282 $ — $ — $ 2,093,282
For a description of the Levels, see note 2 in the Notes to Financial Statements .

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Allocation Fund 223
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,923,330
Investments, at fair value(>) ........................................................................................................................................................
2,093,282
Receivables:
Investments sold ............................................................................................................................................................... 1,565
Total assets ...............................................................................................................................................................
2,094,847
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,565
Accrued fees to affiliates .................................................................................................................................................. 291
Other accrued expenses .................................................................................................................................................... 99
Total liabilities ...........................................................................................................................................................
1,955
Net Assets ...............................................................................................................................................................
$ 2,092,892
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 258,808
Paid-in capital ..............................................................................................................................................................................
1,834,084
Net Assets ...............................................................................................................................................................
$ 2,092,892
(>)   Investments in affiliated funds ............................................................................................................................................ $ 2,093,282
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 11.11
Class V — Net assets ........................................................................................................................................................... $ 2,092,891,923
Class V — Shares outstanding ............................................................................................................................................ 188,374,634
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
224 Venerable Moderate Allocation Fund
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 31,433
Expenses
Advisory fees ................................................................................................................................................................... 524
Administrative fees .......................................................................................................................................................... 1,258
Distribution fees - Class V ............................................................................................................................................... 3,145
Professional fees .............................................................................................................................................................. 75
Trustees’ fees .................................................................................................................................................................... 35
Printing fees ..................................................................................................................................................................... 12
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 5,063
Expense reductions .......................................................................................................................................................... (3,265)
Net expenses ................................................................................................................................................................................
1,798
Net investment income (loss) .......................................................................................................................................................
29,635
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 18,935
Capital gain distributions from affiliated funds ............................................................................................................... 43,299
Net realized gain (loss) ................................................................................................................................................................
62,234
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 17,952
Net change in unrealized appreciation (depreciation) ................................................................................................................. 17,952
Net realized and unrealized gain (loss) ........................................................................................................................................ 80,186
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 109,821

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Allocation Fund 225
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Peried Ended
December 31, 2025
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 29,635 $ 45,181
Net realized gain (loss) ................................................................................................................ 62,234 142,433
Net change in unrealized appreciation (depreciation) ................................................................. 17,952 76,431
Net increase (decrease) in net assets from operations ....................................................................... 109,821 264,045
Distributions
To shareholders
Class V ..................................................................................................................................... (190,382) (20,980)
Net decrease in net assets from distributions ..................................................................................... (190,382) (20,980)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (11,959) (427,393)
Total Net Increase (Decrease) in Net Assets ...................................................................
(92,520) (184,328)
Net Assets
Beginning of period ........................................................................................................................... 2,185,412 2,369,740
End of period ......................................................................................................................................
$ 2,092,892 $ 2,185,412
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold — $ — 381 $ 4,340
Proceeds from reinvestment of distributions 17,245 190,382 1,975 20,980
Payments for shares redeemed (17,292) (202,341) (42,014) (452,713)
Total increase (decrease)
(47) $ (11,959) (39,658) $ (427,393)

See accompanying notes which are an integral part of the financial statements.
226 Venerable Moderate Allocation Fund
Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/26
(ƣ)
12/31/25 12/31/24
(ſ)
Per-Share Data – – –
$ Net Asset Value, Beginning of Period 11.60 10.39 10.00
Income (loss) from investment operations:
— — —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.16 .22 .04
$ Net Realized and Unrealized Gain (Loss) .45 1.09 .35
$ Total from Investment Operations .61 1.31 .39
Less distributions:
– – –
$ Distributions from Net Investment Income (.34) (.05) —
$ Distributions from Net Realized Gain (.76) (.05) —
$ Total Distributions (1.10) (.10) —
$ Net Asset Value, End of Period 11.11 11.60 10.39
% Total Return
(±)(ǿ)
5.35 12.64 3.90
– – –
Ratios/Supplemental Data – – –
$ Net Assets, End of Period (000) 2,092,892 2,185,412 2,369,740
Ratio to average net assets:
– – –
% Expenses, Gross
(ɯ)(Π)
.48 .49 .50
% Expenses, Net
(Ƃ)(ɯ)(Π)
.17 .17 .16
% Net Investment Income
(‡)(Ƃ)(ǿ)
1.40 2.02 .38
% Portfolio Turnover Rate
(ǿ)
5 36 10

Venerable Variable Insurance Trust
Venerable Moderate Appreciation Allocation Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Appreciation Allocation Fund 227
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 42.2%
Venerable Large Cap Index Fund Class I 36,051,997 412,074
Fixed Income - 39.8%
Venerable Bond Index Fund Class I 9,880,458 97,026
Venerable Intermediate Corporate Bond Index Fund Class I 29,712,860 291,186
388,212
International Equities - 18.0%
Venerable International Index Fund Class I 15,212,113 175,852
Total Investments in Affiliated Funds
(cost $909,008) 976,138
Total Investments - 100.0%
(cost $909,008) 976,138
Other Assets net of Liabilities - (0.0)%
(435)
Net Assets - 100.0%
975,703
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 976,138 $ — $ — $ 976,138
Total Investments $ 976,138 $ — $ — $ 976,138
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable Moderate Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
228 Venerable Moderate Appreciation Allocation Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 909,008
Investments, at fair value(>) ........................................................................................................................................................
976,138
Receivables:
Investments sold ............................................................................................................................................................... 533
Prepaid expenses .......................................................................................................................................................................... 28
Total assets ...............................................................................................................................................................
976,699
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 532
Accrued fees to affiliates .................................................................................................................................................. 386
Other accrued expenses .................................................................................................................................................... 78
Total liabilities ...........................................................................................................................................................
996
Net Assets ...............................................................................................................................................................
$ 975,703
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 91,332
Paid-in capital ..............................................................................................................................................................................
884,371
Net Assets ...............................................................................................................................................................
$ 975,703
(>)   Investments in affiliated funds ............................................................................................................................................ $ 976,138
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.95
Class V — Net assets ........................................................................................................................................................... $ 975,702,983
Class V — Shares outstanding ............................................................................................................................................ 89,118,259
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Moderate Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Appreciation Allocation Fund 229
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 15,161
Expenses
Advisory fees ................................................................................................................................................................... 244
Administrative fees .......................................................................................................................................................... 585
Distribution fees - Class V ............................................................................................................................................... 1,463
Professional fees .............................................................................................................................................................. 43
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ..................................................................................................................................................................... 6
Offering fees ..................................................................................................................................................................... 27
Miscellaneous .................................................................................................................................................................. 9
Total expenses ..............................................................................................................................................................................
2,393
Net investment income (loss) .......................................................................................................................................................
12,768
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 7,118
Capital gain distributions from affiliated funds ............................................................................................................... 4,330
Net realized gain (loss) ................................................................................................................................................................
11,448
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 32,181
Net change in unrealized appreciation (depreciation) ................................................................................................................. 32,181
Net realized and unrealized gain (loss) ........................................................................................................................................ 43,629
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 56,397

Venerable Variable Insurance Trust
Venerable Moderate Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
230 Venerable Moderate Appreciation Allocation Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 12,768 $ 2,100
Net realized gain (loss) ................................................................................................................ 11,448 1,929
Net change in unrealized appreciation (depreciation) ................................................................. 32,181 34,949
Net increase (decrease) in net assets from operations ....................................................................... 56,397 38,978
Distributions
To shareholders
Class V ..................................................................................................................................... (4,775) —
Net decrease in net assets from distributions ..................................................................................... (4,775) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (84,309) 969,412
Total Net Increase (Decrease) in Net Assets ...................................................................
(32,687) 1,008,390
Net Assets
Beginning of period ........................................................................................................................... 1,008,390 —
End of period ......................................................................................................................................
$ 975,703 $ 1,008,390
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold 56 $ 601 103,122 $ 1,031,233
Proceeds from reinvestment of distributions 438 4,775 — —
Payments for shares redeemed (8,45 4 ) (89,68 5 ) (6,043) (61,821)
Total increase (decrease)
(7,960) $ (84,309) 97,079 $ 969,412
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable Moderate Appreciation Allocation Fund 231
Venerable Variable Insurance Trust
Venerable Moderate Appreciation Allocation Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.39 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.14 .02
$ Net Realized and Unrealized Gain (Loss) .47 .37
$ Total from Investment Operations .61 .39
Less distributions:
– –
$ Distributions from Net Investment Income (.03) —
$ Distributions from Net Realized Gain (.02) —
$ Total Distributions (.05) —
$ Net Asset Value, End of Period 10.95 10.39
% Total Return
(±)(ǿ)
5.91 3.90
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 975,703 1,008,390
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)(Π)
.49 .51
% Expenses, Net
(Ƃ)(ɯ)(Π)
.49 .51
% Net Investment Income
(‡)(Ƃ)(ǿ)
1.30 .20
% Portfolio Turnover Rate
(ǿ)
3 6

Venerable Variable Insurance Trust
Venerable World Moderate Allocation Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
232 Venerable World Moderate Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Fixed Income - 39.8%
Venerable High Yield Fund Class I 5,916,095 58,806
Venerable Strategic Bond Fund Class I 9,105,504 87,868
146,674
International Equities - 60.2%
Venerable World Equity Fund Class I 19,280,051 221,721
Total Investments in Affiliated Funds
(cost $341,606) 368,395
Total Investments - 100.0%
(cost $341,606) 368,395
Other Assets net of Liabilities - (0.0)%
(92)
Net Assets - 100.0%
368,303
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 368,395 $ — $ — $ 368,395
Total Investments $ 368,395 $ — $ — $ 368,395
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable World Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Moderate Allocation Fund 233
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 341,606
Investments, at fair value(>) ........................................................................................................................................................
368,395
Receivables:
Fund shares sold ............................................................................................................................................................... 30
Prepaid expenses .......................................................................................................................................................................... 11
Total assets ...............................................................................................................................................................
368,436
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 31
Accrued fees to affiliates .................................................................................................................................................. 54
Other accrued expenses .................................................................................................................................................... 48
Total liabilities ...........................................................................................................................................................
133
Net Assets ...............................................................................................................................................................
$ 368,303
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 34,768
Paid-in capital ..............................................................................................................................................................................
333,535
Net Assets ...............................................................................................................................................................
$ 368,303
(>)   Investments in affiliated funds ............................................................................................................................................ $ 368,395
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 10.96
Class V — Net assets ........................................................................................................................................................... $ 368,303,275
Class V — Shares outstanding ............................................................................................................................................ 33,588,992
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable World Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
234 Venerable World Moderate Allocation Fund
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 4,882
Expenses
Advisory fees ................................................................................................................................................................... 92
Administrative fees .......................................................................................................................................................... 221
Distribution fees - Class V ............................................................................................................................................... 553
Professional fees .............................................................................................................................................................. 27
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ..................................................................................................................................................................... 2
Offering fees ..................................................................................................................................................................... 11
Miscellaneous .................................................................................................................................................................. 6
Expenses before reductions .............................................................................................................................................. 918
Expense reductions .......................................................................................................................................................... (553)
Net expenses ................................................................................................................................................................................
365
Net investment income (loss) .......................................................................................................................................................
4,517
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 2,424
Capital gain distributions from affiliated funds ............................................................................................................... 1,044
Net realized gain (loss) ................................................................................................................................................................
3,468
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 12,756
Net change in unrealized appreciation (depreciation) ................................................................................................................. 12,756
Net realized and unrealized gain (loss) ........................................................................................................................................ 16,224
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 20,741

Venerable Variable Insurance Trust
Venerable World Moderate Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Moderate Allocation Fund 235
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 4,517 $ 1,532
Net realized gain (loss) ................................................................................................................ 3,468 651
Net change in unrealized appreciation (depreciation) ................................................................. 12,756 14,033
Net increase (decrease) in net assets from operations ....................................................................... 20,741 16,216
Distributions
To shareholders
Class V ..................................................................................................................................... (2,189) —
Net decrease in net assets from distributions ..................................................................................... (2,189) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (30,224) 363,759
Total Net Increase (Decrease) in Net Assets ...................................................................
(11,672) 379,975
Net Assets
Beginning of period ........................................................................................................................... 379,975 —
End of period ......................................................................................................................................
$ 368,303 $ 379,975
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold 42 $ 449 38,637 $ 386,372
Proceeds from reinvestment of distributions 201 2,189 — —
Payments for shares redeemed (3,081) (32,862) (2,210) (22,613)
Total increase (decrease)
(2,838) $ (30,224) 36,427 $ 363,759
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
236 Venerable World Moderate Allocation Fund
Venerable Variable Insurance Trust
Venerable World Moderate Allocation Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.43 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
.13 .04
$ Net Realized and Unrealized Gain (Loss) .47 .39
$ Total from Investment Operations .60 .43
Less distributions:
– –
$ Distributions from Net Investment Income (.05) —
$ Distributions from Net Realized Gain (.02) —
$ Total Distributions (.07) —
$ Net Asset Value, End of Period 10.96 10.43
% Total Return
(±)(ǿ)
5.71 4.30
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 368,303 379,975
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)(Π)
.50 .54
% Expenses, Net
(Ƃ)(ɯ)(Π)
.20 .19
% Net Investment Income
(‡)(Ƃ)(ǿ)
1.22 .40
% Portfolio Turnover Rate
(ǿ)
3 6

Venerable Variable Insurance Trust
Venerable Appreciation Allocation Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Venerable Appreciation Allocation Fund 237
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 52.8%
Venerable Large Cap Index Fund Class I 70,849,721 809,813
Fixed Income - 24.7%
Venerable Intermediate Corporate Bond Index Fund Class I 38,674,495 379,010
International Equities - 22.5%
Venerable International Index Fund Class I 29,912,823 345,792
Total Investments in Affiliated Funds
(cost $1,395,274) 1,534,615
Total Investments - 100.0%
(cost $1,395,274) 1,534,615
Other Assets net of Liabilities - (0.0)%
(662)
Net Assets - 100.0%
1,533,953
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 1,534,615 $ — $ — $ 1,534,615
Total Investments $ 1,534,615 $ — $ — $ 1,534,615
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Venerable Variable Insurance Trust
Venerable Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
238 Venerable Appreciation Allocation Fund
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,395,274
Investments, at fair value (>) ........................................................................................................................................................
1,534,615
Receivables:
Investments sold ............................................................................................................................................................... 1,715
Prepaid expenses .......................................................................................................................................................................... 43
Total assets ...............................................................................................................................................................
1,536,373
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,715
Accrued fees to affiliates .................................................................................................................................................. 606
Other accrued expenses .................................................................................................................................................... 99
Total liabilities ...........................................................................................................................................................
2,420
Net Assets ...............................................................................................................................................................
$ 1,533,953
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 176,549
Paid-in capital ..............................................................................................................................................................................
1,357,404
Net Assets ...............................................................................................................................................................
$ 1,533,953
(>)   Investments in affiliated funds ............................................................................................................................................ $ 1,534,615
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 11.19
Class V — Net assets ........................................................................................................................................................... $ 1,533,952,566
Class V — Shares outstanding ............................................................................................................................................ 137,089,357
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable Appreciation Allocation Fund 239
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 19,883
Expenses
Advisory fees ................................................................................................................................................................... 382
Administrative fees .......................................................................................................................................................... 916
Distribution fees - Class V ............................................................................................................................................... 2,291
Professional fees .............................................................................................................................................................. 57
Trustees’ fees .................................................................................................................................................................... 25
Printing fees ..................................................................................................................................................................... 9
Offering fees ..................................................................................................................................................................... 41
Miscellaneous .................................................................................................................................................................. 11
Total expenses ..............................................................................................................................................................................
3,732
Net investment income (loss) .......................................................................................................................................................
16,151
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 12,564
Capital gain distributions from affiliated funds ............................................................................................................... 8,512
Net realized gain (loss) ................................................................................................................................................................
21,076
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 71,775
Net change in unrealized appreciation (depreciation) ................................................................................................................. 71,775
Net realized and unrealized gain (loss) ........................................................................................................................................ 92,851
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 109,002

Venerable Variable Insurance Trust
Venerable Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
240 Venerable Appreciation Allocation Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 16,151 $ 1,155
Net realized gain (loss) ................................................................................................................ 21,076 3,473
Net change in unrealized appreciation (depreciation) ................................................................. 71,775 67,566
Net increase (decrease) in net assets from operations ....................................................................... 109,002 72,194
Distributions
To shareholders
Class V ..................................................................................................................................... (5,803) —
Net decrease in net assets from distributions ..................................................................................... (5,803) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (141,036) 1,499,596
Total Net Increase (Decrease) in Net Assets ...................................................................
(37,837) 1,571,790
Net Assets
Beginning of period ........................................................................................................................... 1,571,790 —
End of period ......................................................................................................................................
$ 1,533,953 $ 1,571,790
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold — $ — 159,787 $ 1,597,867
Proceeds from reinvestment of distributions 522 5,803 — —
Payments for shares redeemed (13,662) (146,839) (9,558) (98,271)
Total increase (decrease)
(13,140) $ (141,036) 150,229 $ 1,499,596
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
Venerable Appreciation Allocation Fund 241
Venerable Variable Insurance Trust
Venerable Appreciation Allocation Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.46 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(‡)(ƥ)
.11 .01
$ Net Realized and Unrealized Gain (Loss) .66 .45
$ Total from Investment Operations .77 .46
Less distributions:
– –
$ Distributions from Net Investment Income (.01) —
$ Distributions from Net Realized Gain (.03) —
$ Total Distributions (.04) —
$ Net Asset Value, End of Period 11.19 10.46
% Total Return
(±)(ǿ)
7.38 4.60
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 1,533,953 1,571,790
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)(Π)
.49 .50
% Expenses, Net
(ɯ)(Π)
.49 .50
% Net Investment Income
(‡)(ǿ)
1.05 .07
% Portfolio Turnover Rate
(ǿ)
3 6

Venerable Variable Insurance Trust
Venerable World Appreciation Allocation Fund
Schedule of Investments — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
242 Venerable World Appreciation Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Fixed Income - 24.8%
Venerable High Yield Fund Class I 3,740,316 37,179
Venerable Strategic Bond Fund Class I 5,759,846 55,583
92,762
International Equities - 75.2%
Venerable World Equity Fund Class I 24,434,638 280,998
Total Investments in Affiliated Funds
(cost $338,447) 373,760
Total Investments - 100.0%
(cost $338,447) 373,760
Other Assets net of Liabilities - (0.0)%
(82)
Net Assets - 100.0%
373,678
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 373,760 $ — $ — $ 373,760
Total Investments $ 373,760 $ — $ — $ 373,760
For a description of the Levels, see note 2 in the Notes to Financial Statements .

Venerable Variable Insurance Trust
Venerable World Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Appreciation Allocation Fund 243
Statement of Assets and Liabilities — June 30, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 338,447
Investments, at fair value(>) ........................................................................................................................................................
373,760
Receivables:
Investments sold ............................................................................................................................................................... 340
Prepaid expenses .......................................................................................................................................................................... 11
Total assets ...............................................................................................................................................................
374,111
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 340
Accrued fees to affiliates .................................................................................................................................................. 45
Other accrued expenses .................................................................................................................................................... 48
Total liabilities ...........................................................................................................................................................
433
Net Assets ...............................................................................................................................................................
$ 373,678
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 42,347
Paid-in capital ..............................................................................................................................................................................
331,331
Net Assets ...............................................................................................................................................................
$ 373,678
(>)   Investments in affiliated funds ............................................................................................................................................ $ 373,760
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class V (#) .......................................................................................................................................... $ 11.19
Class V — Net assets ........................................................................................................................................................... $ 373,677,786
Class V — Shares outstanding ............................................................................................................................................ 33,400,789
(#) Net asset value per share equals class level net assets divided by class level shares outstanding.

Venerable Variable Insurance Trust
Venerable World Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
244 Venerable World Appreciation Allocation Fund
Statement of Operations — For the Period Ended June 30, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 3,412
Expenses
Advisory fees ................................................................................................................................................................... 93
Administrative fees .......................................................................................................................................................... 223
Distribution fees - Class V ............................................................................................................................................... 556
Professional fees .............................................................................................................................................................. 27
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ..................................................................................................................................................................... 2
Offering fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 6
Expenses before reductions .............................................................................................................................................. 923
Expense reductions .......................................................................................................................................................... (619)
Net expenses ................................................................................................................................................................................
304
Net investment income (loss) .......................................................................................................................................................
3,108
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 2,608
Capital gain distributions from affiliated funds ............................................................................................................... 1,325
Net realized gain (loss) ................................................................................................................................................................
3,933
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 18,070
Net change in unrealized appreciation (depreciation) ................................................................................................................. 18,070
Net realized and unrealized gain (loss) ........................................................................................................................................ 22,003
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 25,111

Venerable Variable Insurance Trust
Venerable World Appreciation Allocation Fund
See accompanying notes which are an integral part of the financial statements.
Venerable World Appreciation Allocation Fund 245
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 3,108 $ 907
Net realized gain (loss) ................................................................................................................ 3,933 662
Net change in unrealized appreciation (depreciation) ................................................................. 18,070 17,243
Net increase (decrease) in net assets from operations ....................................................................... 25,111 18,812
Distributions
To shareholders
Class V ..................................................................................................................................... (1,576) —
Net decrease in net assets from distributions ..................................................................................... (1,576) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (30,069) 361,400
Total Net Increase (Decrease) in Net Assets ...................................................................
(6,534) 380,212
Net Assets
Beginning of period ........................................................................................................................... 380,212 —
End of period ......................................................................................................................................
$ 373,678 $ 380,212
* Share transaction amounts (in thousands) for the periods ended June 30, 2026 and December 31, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Class V
Proceeds from shares sold 50 $ 523 38,081 $ 380,809
Proceeds from reinvestment of distributions 142 1,576 — —
Payments for shares redeemed (2,986) (32,168) (1,886) (19,409)
Total increase (decrease)
(2,794) $ (30,069) 36,195 $ 361,400
(1) For the period September 5, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of the financial statements.
246 Venerable World Appreciation Allocation Fund
Venerable Variable Insurance Trust
Venerable World Appreciation Allocation Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class V
06/30/26
(ƣ)
12/31/25
(£)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 10.50 10.00
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(‡)(Ƃ)(ƥ)
. 09 .03
$ Net Realized and Unrealized Gain (Loss) .6 5 .47
$ Total from Investment Operations .74 .50
Less distributions:
– –
$ Distributions from Net Investment Income (.03) —
$ Distributions from Net Realized Gain (.02) —
$ Total Distributions (.05) —
$ Net Asset Value, End of Period 11.19 10.50
% Total Return
(±)(ǿ)
7.02 5.00
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 373,678 380,212
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)(Π)
.50 .54
% Expenses, Net
(Ƃ)(ɯ)(Π)
.16 .16
% Net Investment Income
(‡)(Ƃ)(ǿ)
. 83 .24
% Portfolio Turnover Rate
(ǿ)
2 5

Venerable Variable Insurance Trust
Notes to Schedules of Investments — June 30, 2026 (Unaudited)
Notes to Schedules of Investments 247
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust.
(ç) At amortized cost, which approximates fair value – due within 60 days.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(Þ) Restricted security. Rule 144A security not registered under the Securities Act of 1933.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts entered into by the Fund.
(Š) Value was determined using significant unobservable inputs. Security is classified as Level 3 in the Fund’s fair vale hierarchy.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index or other contractual arrangements.
(β) Payment-in-kind income security.
(¢) Date shown reflects next contractual call date.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR – American Depositary Receipt
CME – Chicago Mercantile Exchange
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU – European Economic and Monetary Union
GDR – Global Depositary Receipt
NVDR – Non-Voting Depository Receipt
REMIC – Real Estate Mortgage Investment Conduit
SDR – Swedish Depositary Receipt
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STRIPS – Separate Trading of Registered Interest and Principal of Securities
TBA – To Be Announced Security
UK – United Kingdom
AUD - Australian dollar
CAD - Canadian dollar
EUR - Euro
GBP - British pound sterling
HKD - Hong Kong dollar
INR - Indian rupee
JPY - Japanese yen
SEK - Swedish krona
SGD -Singapore dollar
TWD - Taiwanese dollar
USD - United States dollar

Venerable Variable Insurance Trust
Notes to Financial Highlights — June 30, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
248 Notes to Financial Highlights
(ƣ) For the period ended June 30, 2026 (Unaudited).
(ſ) For the period September 4, 2024 (commencement of operations) to December 31, 2024.
(℔) For the period August 8, 2025 (commencement of operations) to December 31, 2025.
(£) For the period September 5, 2025 (commencement of operations) to December 31, 2025.
(℈) For the period September 12, 2025 (commencement of operations) to December 31, 2025.
(δ) For the period March 20, 2026 (commencement of operations) to June 30, 2026 (Unaudited).
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(Ƃ) Reflects amounts waived and/or reimbursed by Venerable Investment Advisers, LLC (“VIA”) and Russell Investments Financial Services, LLC.
(ƥ) Average daily shares outstanding were used for this calculation.
(±) The total return does not reflect any Insurance Company Separate Account or Policy Charges for which the Funds serve as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(ǿ) The amounts for periods less than one year are not annualized.
(ɯ) The ratios for periods less than one year are annualized. Historical ratios are reflective of current practice.
(Π) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

Venerable Variable Insurance Trust
Notes to Financial Statements — June 30, 2026 (Unaudited)
Notes to Financial Statements 249
1. Organization
Venerable Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2023 and is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. As of June 30, 2026, the Trust offered twenty-four different investment portfolios (each a “Fund” and collectively, the
“Funds”). Each Fund’s shares are offered at net asset value (“NAV”) to qualified insurance company separate accounts serving as investment options under variable insurance products.
Venerable Investment Advisers, LLC (“VIA” or the “Adviser”), a wholly-owned subsidiary of Venerable Holdings, Inc., serves as the investment adviser to the Funds. VIA oversees all investment advisory and portfolio management services. The Adviser acts as a manager of managers and makes recommendations with respect to the selection and continued employment of the sub-advisers to manage the Funds’ assets. The Adviser performs diligence on and monitors the sub-advisers and reviews investment performance and adherence to compliance procedures.
The Funds are authorized to issue shares of beneficial interest in one or more classes. Certain of the Funds currently offer two classes of shares: Class V and Class I. Class V is subject to a Rule 12b-1 distribution fee while Class I is not subject to a Rule 12b-1 fee.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified,
“period” (as used within the financial statements) refers to the fiscal period ended June 30, 2026.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
(“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by its chief operating decision maker
(“CODM”) to assess performance and make resource allocation decisions. VIA serves as the CODM. Since VIA evaluates the performance of each Fund holistically as outlined in the Fund’s prospectus, each Fund is a single reporting segment. VIA uses the holdings composition data, total returns, Fund expense information, and share transactions presented in the Funds’ financial statements to assess the single segment performance and make resource allocation decisions. The accounting policies of the segment are the same as those described in the summary of significant accounting policies. Segment assets and significant segment expenses are reflected in each Funds’ Statement of Assets and Liabilities and Statement of Operations, respectively.
Recent Accounting Pronouncements
In November 2024, the FASB issued an Accounting Standards Update (“ASU”) 2024-03, Income Statement—Reporting
Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.
The amendments require additional disclosures regarding the nature and composition of certain income statement expense captions, including disclosures related to selling expenses. The ASU is effective for annual reporting periods beginning after December 15,
2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Board of Trustees
(“the Board”) has designated VIA as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment
Company Act.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
250 Notes to Financial Statements
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and
3 of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable, for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments in markets that are active, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, Exchange Traded Funds (“ETFs”), and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. Equity securities and ETFs traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if applicable. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their closing NAV. Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 251
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Investments in mutual funds as described above are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between
Levels 1 and 2.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by VIA and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
252 Notes to Financial Statements
in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).
When VIA applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that VIA believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by VIA would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
VIA employs third-party pricing vendors to provide fair value measurements. VIA oversees third-party pricing service providers in order to support the valuation process. VIA may also utilize the Funds’ sub-administrator to assist with the determination of the hierarchy level for fair values securities and in completing the required financial reporting disclosure for Level 3 fair value securities.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if 1% or more of net assets, has been included in the Presentation of Portfolio Holdings for each respective
Fund.
For the period ended June 30, 2026, the Funds had no transfers into or out of Level 3 of the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the
Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s
Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Payment-in-kind (PIK) interest is accrued and recorded as income when earned. For PIK securities, interest is added to the principal balance of the security and is recognized as non-cash income. For the period ended June 30, 2026, the Venerable High Yield Bond
Fund earned $397,657 in PIK interest income.
Federal Income Taxes
The Trust consists of multiple Funds each of which for federal income tax purposes is treated separately from any other. Each Fund intends to elect and expects to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended (the “Code”). If a Fund so qualifies, it will not be subject to federal income tax on the portion of its income and gains that it distributes to shareholders.
Each Fund intends to comply with the diversification requirements of Section 817(h) of the Code and the Treasury regulations promulgated thereunder such that the owners of Variable Contracts should not currently be subject to federal income tax on distributions by a Fund of its net investment income and net realized capital gains that are left to accumulate in the contracts or under a qualified pension or retirement plan.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 253
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. The Funds have analyzed the tax positions taken or expected to be taken on the Funds’ federal income tax return from the period from January 1, 2026 through the period ended June 30, 2026, and have concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period from January 1, 2026 through June 30, 2026, the Funds did not incur any interest or tax penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Each Fund intends to pay dividends at least annually from its net investment income. Capital gains, if any, may be paid at least annually. A Fund may distribute dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either dividends or capital gain distributions. Dividends and distributions from a Fund will be automatically reinvested in shares of that
Fund unless the shareholder elects to receive distributions in cash.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, amortization of premium for certain debt instruments, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by VIA, the Funds’ adviser and administrator. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Cash
Cash consists of U.S. dollar and foreign currency deposits held at the Funds' custodian or sub-custodians.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
254 Notes to Financial Statements
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging purposes and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange- traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still insolvency risk of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange- traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The following table lists the fair values of the Funds' derivative holdings in the Statement of Assets and Liabilities as of June 30,
2026 and the net realized and unrealized gain (loss) included in the Statement of Operations during the current period, categorized by contract type and risk exposure.

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 255
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Venerable US Large Cap Core Equity Fund
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 88 $ — $ —
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,451 $ — $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 64 $ — $ —
Venerable US Large Cap Strategic Equity Fund
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 435 $ — $ —
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,846 $ — $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 270 $ — $ —
Venerable US Small Cap Fund
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 114 $ — $ —
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 725 $ — $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 215 $ — $ —
Venerable Real Estate Fund
Location: Statement of Assets and Liabilities - Liabilities
0 — —
Variation margin on futures contracts* $ 33 $ — $ —
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 238 $ — $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (33) $ — $ —
Venerable International Equity Fund
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 20 $ — $ —

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
256 Notes to Financial Statements
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (587) $ — $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 20 $ — $ —
Venerable Emerging Markets Equity Fund
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on forward foreign currency exchange contracts $ — $ 18 $ —
Variation margin on futures contracts* 39 — —
Total
$ 39 $ 18 $ —
Location: Statement of Assets and Liabilities - Liabilities
0 — —
Variation margin on futures contracts* $ 29 $ — $ —
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (461) $ — $ —
Forward foreign currency exchange contracts — (58) —
Total
$ (461) $ (58) $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 45 $ — $ —
Forward foreign currency exchange contracts —
16
—
Total
$ 45 $ 16 $ —
Venerable World Equity Fund
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on forward foreign currency exchange contracts $ — $ 954 $ —
Variation margin on futures contracts* 1,579 — —
Total
$ 1,579 $ 954 $ —
Location: Statement of Assets and Liabilities - Liabilities
0 — —
Variation margin on futures contracts* $ 686 $ — $ —
Unrealized depreciation on forward foreign currency exchange contracts — 441 —
Total
$ 686 $ 441 $ —
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (6,044) $ — $ —
Forward foreign currency exchange contracts — 87 —
Total
$ (6,044) $ 87 $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 3,129 $ — $ —
Forward foreign currency exchange contracts —
1,392
—
Total
$ 3,129 $ 1,392 $ —
Venerable Inflation Focused Fund
Location: Statement of Assets and Liabilities - Assets
Total return swap contracts, at fair value $ — $ — $ 39
Location: Statement of Assets and Liabilities - Liabilities
0 — —
Interest rate swap contracts, at fair value $ — $ — $ 57
Location: Statement of Operations - Net realized gain (loss)
Total return swap contracts $ — $ — $ (45)

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 257
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Interest rate swap contracts — — 194
Total
$ — $ — $ 149
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Total return swap contracts $ — $ — $ 39
Interest rate swap contracts — — 56
Total
$ — $ — $ 95
Venerable Large Cap Index Fund
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 456 $ — $ —
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,680 $ — $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 413 $ — $ —
Venerable Mid Cap Index Fund
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 284 $ — $ —
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,555 $ — $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 397 $ — $ —
Venerable Small Cap Index Fund
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 78 $ — $ —
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 870 $ — $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 214 $ — $ —
Venerable International Index Fund
Location: Statement of Assets and Liabilities - Liabilities
0 — —
Variation margin on futures contracts* $ 116 $ — $ —
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,303 $ — $ —
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ (121) $ — $ —

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
258 Notes to Financial Statements
Funds
Strategies
Venerable US Large Cap Core Equity Fund
Exposing cash to markets
Venerable US Large Cap Strategic Equity Fund
Exposing cash to markets
Venerable US Small Cap Fund
Exposing cash to markets
Venerable Real Estate Fund
Exposing cash to markets
Venerable International Equity Fund
Exposing cash to markets
Venerable Emerging Markets Equity Fund
Return enhancement, hedging purposes, and exposing cash to markets
Venerable World Equity Fund
Return enhancement, hedging purposes, and exposing cash to markets
Venerable Large Cap Index Fund
Exposing cash to markets and trade settlement
Venerable Mid Cap Index Fund
Exposing cash to markets
Venerable Small Cap Index Fund
Exposing cash to markets
Venerable International Index Fund
Exposing cash to markets
Financial derivative instruments outstanding as of period end and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative
Instruments table, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that they plan to buy or sell. Certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. Certain Funds may also purchase or sell foreign currencies, mainly through the use of forward currency contracts or currency futures contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended June 30, 2026, the following Funds entered into FX contracts primarily for the strategies listed below:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2026, the following Funds entered into futures contracts primarily for the strategies listed below:
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
Funds Strategies
Venerable International Equity Fund Trade Settlement
Venerable Emerging Markets Equity Fund Return enhancement, hedging purposes, exposing cash to markets, and trade settlement
Venerable World Equity Fund Return enhancement, hedging purposes, exposing cash to markets, and trade settlement
Venerable International Index Fund Trade Settlement

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 259
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If VIA or sub-advisors using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended June 30, 2026, the following Fund entered into interest rate swaps primarily for the strategies listed below:
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended June 30, 2026, the following Fund entered into total return swaps primarily for the strategies listed below:
Funds Strategies
Venerable Inflation Focused Fund Hedging

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
260 Notes to Financial Statements
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non- agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
A Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale.
Certain Funds may also invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry
“good delivery” standards. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered;
however, the market value may change prior to delivery.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury
Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments, in the form of investment income, rise with inflation and fall with deflation.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the below table. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from
OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Funds Strategies
Venerable Inflation Focused Fund Return Enhancement

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 261
Venerable Emerging Markets Equity Fund
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Forward foreign currency exchange
contracts
Unrealized appreciation on forward foreign currency
exchange contracts
$ 18 $ — $ 18
Total Financial and Derivative Assets
18 — 18
Financial and Derivative Assets not subject to a netting agreement
(18) — (18)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —
Venerable World Equity Fund
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Forward foreign currency exchange
contracts
Unrealized appreciation on forward foreign currency
exchange contracts
$ 954 $ — $ 954
Total Financial and Derivative Assets
954 — 954
Financial and Derivative Assets not subject to a netting agreement
(940) — (940)
Total Financial and Derivative Assets subject to a netting agreement
$ 14 $ — $ 14
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 14 $ — $ — $ 14
Total
$ 14 $ — $ — $ 14
Venerable World Equity Fund
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Forward foreign currency exchange
contracts
Unrealized depreciation on forward foreign currency
exchange contracts
$ 441 $ — $ 441
Total Financial and Derivative Liabilities
441 — 441
Financial and Derivative Liabilities not subject to a netting agreement
(441) — (441)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
262 Notes to Financial Statements
Venerable Strategic Bond Fund
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales
Securities sold short, at fair value
$ 1,019 $ — $ 1,019
Total Financial and Derivative Liabilities
1,019 — 1,019
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,019 $ — $ 1,019
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 1,019 $ — $ 1,019 $ —
Total
$ 1,019 $ — $ 1,019 $ —
Venerable Inflation Focused Fund
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Total Return Swap Contracts
Total return swap contracts, at fair value
$ 39 $ — $ 39
Total Financial and Derivative Assets
39 — 39
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 39 $ — $ 39
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Deutsche Bank
$ 39 $ — $ — $ 39
Total
$ 39 $ — $ — $ 39

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 263
3. Investment Transactions
Securities
During the period ended June 30, 2026, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, and short-term investments) were as follows:
Venerable Inflation Focused Fund
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Interest Rate Swap Contracts
Interest rate swap contracts, at fair value
$ 57 $ — $ 57
Total Financial and Derivative Liabilities
57 — 57
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 57 $ — $ 57
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
JPMorgan Chase $ 57 $ — $ 57 $ —
Total
$ 57 $ — $ 57 $ —
^ Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
Funds Purchases Sales
Venerable US Large Cap Core Equity Fund $ 49,889,749 $ 122,182,754
Venerable US Large Cap Strategic Equity Fund 750,849,110 988,551,238
Venerable US Small Cap Fund 57,993,119 72,199,883
Venerable Real Estate Fund 82,394,804 4,625,409
Venerable International Equity Fund 206,961,113 39,496,952
Venerable Emerging Markets Equity Fund 44,149,882 58,290,119
Venerable World Equity Fund 132,372,987 242,414,378
Venerable High Yield Fund 125,436,691 155,660,075
Venerable Strategic Bond Fund 219,070,960 174,505,909
Venerable Inflation Focused Fund 38,711,829 601,712
Venerable Large Cap Index Fund 55,792,174 530,286,364
Venerable Mid Cap Index Fund 131,634,786 238,046,004
Venerable Small Cap Index Fund 47,201,352 68,433,966
Venerable International Index Fund 23,837,560 134,502,313
Venerable Bond Index Fund 25,091,791 27,996,296
Venerable Intermediate Corporate Bond Index Fund 195,167,094 213,463,917
Venerable Conservative Allocation Fund 8,010,955 20,113,858
Venerable Conservative Appreciation Allocation Fund 16,732,331 52,220,541
Venerable World Conservative Allocation Fund 4,372,201 17,962,574
Venerable Moderate Allocation Fund 98,207,496 227,584,462
Venerable Moderate Appreciation Allocation Fund 32,334,970 104,297,980
Venerable World Moderate Allocation Fund 10,125,119 36,945,303
Venerable Appreciation Allocation Fund 46,424,976 168,574,165

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
264 Notes to Financial Statements
During the period ended June 30, 2026, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-
term investments) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser and Administrator
The Adviser oversees all investment advisory and portfolio management services. In addition, the Adviser makes recommendations with respect to the selection and continued employment of the sub-advisers to manage the Funds’ assets, performs diligence on and monitors the sub-advisers and reviews investment performance and adherence to compliance procedures. The Adviser pays each sub-adviser’s fees out of the advisory fee paid by the respective Fund to the Adviser. The remainder of the advisory fee is retained by the Adviser as compensation. From its sub-advisory fees received from the Adviser, Franklin Advisers, Inc., a sub-adviser to certain
Funds, pays all fees to the non-discretionary sub-advisers for their investment advisory services.
The Adviser also serves as the administrator of the Trust. The Adviser provides the Funds with office space, equipment, and the personnel necessary to operate and administer the Funds’ business. The Adviser furnishes, or arranges for others to furnish, custodial, fund accounting, transfer agency and certain fund administration services. Each Fund is responsible for bearing all other operating expenses.
Each of the Funds pays the following annual advisory fee directly to VIA, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. The annual administrative fee specified in the table below is based on the average daily net assets of the Funds and is payable monthly to VIA.
Funds Purchases Sales
Venerable World Appreciation Allocation Fund 9,221,685 36,398,303
Funds Purchases Sales
Venerable Strategic Bond Fund $ 1,072,030,691 $ 1,068,220,732
Venerable Inflation Focused Fund 34,318,337 3,550,643
Venerable Bond Index Fund 75,143,242 76,983,010
Venerable Intermediate Corporate Bond Index Fund 9,427,297 9,439,480
Funds
Annual Rate
Advisory (%) Administration (%)
Venerable US Large Cap Core Equity Fund 0.60 0.12
Venerable US Large Cap Strategic Equity Fund 0.60 0.12
Venerable US Small Cap Fund 0.85 0.12
Venerable Real Estate Fund 0.80 0.12
Venerable International Equity Fund 0.80 0.12
Venerable Emerging Markets Equity Fund 1.01 0.12
Venerable World Equity Fund 0.75 0.12
Venerable High Yield Fund 0.65 0.12
Venerable Strategic Bond Fund 0.45 0.12
Venerable Inflation Focused Fund 0.43 0.12
Venerable Large Cap Index Fund 0.15 0.10
Venerable Mid Cap Index Fund 0.26 0.10
Venerable Small Cap Index Fund 0.31 0.10
Venerable International Index Fund 0.30 0.10
Venerable Bond Index Fund 0.23 0.10
Venerable Intermediate Corporate Bond Index Fund 0.23 0.10
Venerable Conservative Allocation Fund 0.05 0.12
Venerable Conservative Appreciation Allocation Fund 0.05 0.12
Venerable World Conservative Allocation Fund 0.05 0.12

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 265
The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2026:
Transfer and Dividend Disbursing Agent
Russell Investments Fund Services, LLC (the “Transfer Agent”) serves as the transfer and dividend disbursing agent for the Trust.
The Transfer Agent does not earn a fee for this service.
Distributor
Russell Investments Financial Services, LLC (the “Distributor”) serves as the Trust’s distributor. The Distributor is a wholly-owned subsidiary of Russell Investment Management, LLC. While the Distributor is entitled to the Rule 12b-1 distribution fee from each
Fund’s Class V shares, the Distributor has agreed to waive receipt of all or a portion of the fee for the Venerable US Large Cap
Strategic Equity Fund, Venerable Large Cap Index Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, and Venerable
Moderate Allocation Fund until September 6, 2026, and for the Venerable US Large Cap Core Equity Fund, Venerable Intermediate
Corporate Bond Index Fund, Venerable Conservative Allocation Fund, Venerable Conservative Appreciation Allocation Fund,
Venerable World Conservative Allocation Fund, Venerable Moderate Appreciation Allocation Fund, Venerable World Moderate
Allocation Fund, Venerable Appreciation Allocation Fund, and Venerable World Appreciation Allocation Fund until September
5, 2027, and for the Venerable US Small Cap Fund, Venerable Emerging Markets Equity Fund, Venerable World Equity Fund,
Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund, Venerable International Index Fund, and Venerable Bond Index
Fund until September 12, 2027, and for the Venerable Real Estate Fund, Venerable International Equity Fund, and Venerable Inflation
Funds
Annual Rate
Advisory (%) Administration (%)
Venerable Moderate Allocation Fund 0.05 0.12
Venerable Moderate Appreciation Allocation Fund 0.05 0.12
Venerable World Moderate Allocation Fund 0.05 0.12
Venerable Appreciation Allocation Fund 0.05 0.12
Venerable World Appreciation Allocation Fund 0.05 0.12
Funds Advisory Administrative
Venerable US Large Cap Core Equity Fund
$ 1,891,756 $ 378,351
Venerable US Large Cap Strategic Equity Fund
8,226,284 1,645,257
Venerable US Small Cap Fund
626,932 88,508
Venerable Real Estate Fund
192,751 28,913
Venerable International Equity Fund
412,196 61,829
Venerable Emerging Markets Equity Fund
769,064 91,374
Venerable World Equity Fund
4,089,669 654,347
Venerable High Yield Fund
2,178,606 402,204
Venerable Strategic Bond Fund
3,919,400 1,045,173
Venerable Inflation Focused Fund
103,607 28,913
Venerable Large Cap Index Fund
3,418,435 2,278,956
Venerable Mid Cap Index Fund
1,389,344 534,363
Venerable Small Cap Index Fund
375,693 121,191
Venerable International Index Fund
1,500,508 500,169
Venerable Bond Index Fund
406,592 176,779
Venerable Intermediate Corporate Bond Index Fund
1,062,862 462,114
Venerable Conservative Allocation Fund
37,644 90,347
Venerable Conservative Appreciation Allocation Fund
115,994 278,386
Venerable World Conservative Allocation Fund
35,460 85,103
Venerable Moderate Allocation Fund
524,129 1,257,909
Venerable Moderate Appreciation Allocation Fund
243,819 585,165
Venerable World Moderate Allocation Fund
92,107 221,057
Venerable Appreciation Allocation Fund
381,827 916,384
Venerable World Appreciation Allocation Fund
92,733 222,559

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
266 Notes to Financial Statements
Focused Fund until March 20, 2028 to the extent necessary to limit total annual operating expenses of Class V shares to the amount of the expense limitation for each Fund’s Class V.
Expenses
Until September 6, 2026, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable)
and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:
Until September 5, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable)
and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets.
Until September 12, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable)
and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:
Funds Class V (%) Class I (%)
Venerable US Large Cap Strategic Equity Fund
0.86 0.75
Venerable High Yield Fund
0.72 0.80
Venerable Strategic Bond Fund
0.80 0.60
Venerable Large Cap Index Fund
0.51 0.28
Venerable Moderate Allocation Fund
0.89 N/A
Funds Class V (%) Class I (%)
Venerable US Large Cap Core Equity Fund
N/A 0.75
Venerable Intermediate Corporate Bond Index Fund
N/A 0.36
Venerable Conservative Allocation Fund
0.87 N/A
Venerable Conservative Appreciation Allocation Fund
0.91 N/A
Venerable World Conservative Allocation Fund
0.86 N/A
Venerable Moderate Appreciation Allocation Fund
0.99 N/A
Venerable World Moderate Allocation Fund
1.00 N/A
Venerable Appreciation Allocation Fund
1.01 N/A
Venerable World Appreciation Allocation Fund
1.00 N/A
Funds Class V (%) Class I (%)
Venerable US Small Cap Fund
0.85 N/A
Venerable Emerging Markets Equity Fund
1.44 N/A
Venerable World Equity Fund
0.85 0.90
Venerable Mid Cap Index Fund
0.65 N/A
Venerable Small Cap Index Fund
0.68 N/A
Venerable International Index Fund
0.70 0.46
Venerable Bond Index Fund
0.61 0.36

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 267
Until March 20, 2028, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/
or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:
In limiting a Fund's expenses, the Distributor's contractual waiver of the Fund's Class V Rule 12b-1 fee will be applied first, as applicable. After taking into account the effect of any waiver by the Distributor, the Adviser first will waive its administrative services fee, then, if necessary, its advisory fee, and, finally, reimburse other operating expenses.
Termination or modification of these obligations prior to the termination date as noted above requires approval by the Board. To the extent these obligations terminate or are modified, a Fund's total annual operating expenses may increase.
For the period ended June 30, 2026, the total fee waivers were as follows:
VIA and the Distributor do not have the ability to recover amounts waived or reimbursed from previous periods. There were no reimbursements for the period ended June 30, 2026.
Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates as of June 30, 2026, were as follows:
Funds Class V (%) Class I (%)
Venerable Real Estate Fund
1.00 N/A
Venerable International Equity Fund
0.99 N/A
Venerable Inflation Focused Fund
0.84 N/A
Funds 12b-1 Administrative Advisory
Venerable US Large Cap Strategic Equity Fund
$ 1,827,216 $ — $ —
Venerable US Small Cap Fund
221,270 88,508 38,379
Venerable Real Estate Fund
72,281 10,369 —
Venerable International Equity Fund
154,574 10,027 —
Venerable Emerging Markets Equity Fund
34,318 — —
Venerable World Equity Fund
799,391 107,684 —
Venerable High Yield Fund
157,833 37,078 —
Venerable Strategic Bond Fund
489,950 — —
Venerable Inflation Focused Fund
39,207 — —
Venerable Large Cap Index Fund
896,455 — —
Venerable Mid Cap Index Fund
176,043 — —
Venerable Small Cap Index Fund
81,859 — —
Venerable International Index Fund
61,708 — —
Venerable Bond Index Fund
33,515 7,921 1,252
Venerable Intermediate Corporate Bond Index Fund
— — 3,290
Venerable World Conservative Allocation Fund
212,757 85,103 14,012
Venerable Moderate Allocation Fund
3,144,772 119,770 —
Venerable World Moderate Allocation Fund
552,642 675 —
Venerable World Appreciation Allocation Fund
556,397 62,848 —

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
268 Notes to Financial Statements
Board of Trustees
The Board is currently comprised of four (4) Trustees — one Trustee who is an “interested person” of the Trust as defined under the
1940 Act (“Interested Trustees”) and three Trustees who are not “interested persons” of the Trust (“Independent Trustees”). Trustee compensation and expenses are allocated to each Fund based on its net assets. Interested Trustees and the Trust’s officers are not paid by the Trust.
For the period ended June 30, 2026, the regular compensation paid to the Trustees by the Funds was $243,750.
Transactions with Affiliated Companies
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. Transactions (amounts in thousands) during the period ended June 30, 2026, with
Underlying Funds which are, or were, an affiliated company are as follows:
Venerable US
Large Cap Core
Equity Fund
Venerable US
Large Cap
Strategic Equity
Fund
Venerable US
Small Cap Fund
Venerable Real
Estate Fund
Venerable
International
Equity Fund
Venerable
Emerging
Markets Equity
Fund
Advisory fees $ 310,996 $ 1,369,188 $ 103,256 $ 58,158 $ 123,611 $ 136,365
Administrative fees 62,199 273,838 — 5,770 15,813 16,202
Distribution fees — 225,466 — — — 32,938
Trustees' fees 4,546 27,808 1,147 359 791 1,165
$ 377,741 $ 1,896,300 $ 104,403 $ 64,287 $ 140,215 $ 186,670
Venerable World
Equity Fund
Venerable High
Yield Fund
Venerable
Strategic Bond
Fund
Venerable
Inflation
Focused Fund
Venerable Large
Cap Index Fund
Venerable Mid
Cap Index Fund
Advisory fees $ 676,211 $ 356,786 $ 640,533 $ 30,688 $ 572,310 $ 234,226
Administrative fees 90,992 59,938 170,80 8 8,564 381,540 90,087
Distribution fees — — 200,538 9,713 650,401 241,877
Trustees' fees 9,357 4,825 14,243 285 28,853 8,341
$ 776,560 $ 421,549 $ 1,026,12 2 $ 49,250 $ 1,633,104 $ 574,531
Venerable Small
Cap Index Fund
Venerable
International
Index Fund
Venerable Bond
Index Fund
Venerable
Intermediate
Corporate Bond
Index Fund
Venerable
Conservative
Allocation Fund
Venerable
Conservative
Appreciation
Allocation Fund
Advisory fees $ 64,954 $ 247,475 $ 65,102 $ 171,273 $ 6,051 $ 18,851
Administrative fees 20,953 82,492 27,935 75,897 14,523 45,242
Distribution fees 49,031 92,037 23,706 — 36,307 113,105
Trustees' fees 1,860 8,505 3,639 7,684 1,460 4,121
$ 136,798 $ 430,509 $ 120,382 $ 254,854 $ 58,341 $ 181,319
Venerable World
Conservative
Allocation Fund
Venerable
Moderate
Allocation Fund
Venerable
Moderate
Appreciation
Allocation Fund
Venerable
World Moderate
Allocation Fund
Venerable
Appreciation
Allocation Fund
Venerable World
Appreciation
Allocation Fund
Advisory fees $ 3,326 $ 85,964 $ 40,174 $ 15,161 $ 63,211 $ 15,378
Administrative fees — 186,827 96,419 36,170 151,704 26,456
Distribution fees — — 241,047 — 379,260 —
Trustees' fees 1,439 18,503 8,007 3,123 12,115 3,122
$ 4,765 $ 291,294 $ 385,647 $ 54,454 $ 606,290 $ 44,956
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable Conservative Allocation Fund

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 269
Venerable Large Cap Index Fund $ 27,705 $ 1,475 $ 5,136 $ 481 $ 1,606 $ 26,131 $ 233 $ 254
Venerable Bond Index Fund 47,974 2,283 5,036 (24) (836) 44,361 1,094 —
Venerable Intermediate Corporate
Bond Index Fund 71,902 3,446 7,297 (50) (1,459) 66,542 1,842 —
Venerable International Index Fund 11,952 807 2,645 239 787 11,140 70 15
$ 159,533 $ 8,011 $ 20,114 $ 646 $ 98 $ 148,174 $ 3,239 $ 269
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable Conservative Appreciation Allocation Fund
Venerable Large Cap Index Fund $ 134,723 $ 2,923 $ 19,657 $ 1,925 $ 8,270 $ 128,184 $ 1,159 $ 1,268
Venerable Bond Index Fund 97,032 4,169 7,893 (41) (1,735) 91,532 2,250 —
Venerable Intermediate Corporate
Bond Index Fund 193,988 8,572 15,298 (122) (4,032) 183,108 5,048 —
Venerable International Index Fund 58,115 1,068 9,373 966 3,999 54,775 350 73
$ 483,858 $ 16,732 $ 52,221 $ 2,728 $ 6,502 $ 457,599 $ 8,807 $ 1,341
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable World Conservative Allocation Fund
Venerable High Yield Fund $ 53,998 $ 2,443 $ 5,513 $ (30) $ (953) $ 49,945 $ 1,926 $ —
Venerable Strategic Bond Fund 35,909 1,444 3,599 (12) (577) 33,165 815 —
Venerable World Equity Fund 59,405 485 8,851 866 3,717 55,622 138 261
$ 149,312 $ 4,372 $ 17,963 $ 824 $ 2,187 $ 138,732 $ 2,879 $ 261
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable Moderate Allocation Fund
Venerable US Large Cap Core
Equity Fund $ 655,179 $ 2,537 $ 74,695 $ 3,923 $ 43,524 $ 630,468 $ 1,163 $ 1,374
Venerable US Large Cap Strategic
Equity Fund 655,060 46,391 76,036 15,787 (11,042) 630,160 4,425 41,925
Venerable High Yield Fund 438,904 25,652 39,555 59 (8,121) 416,939 15,816 —
Venerable Strategic Bond Fund 436,629 23,627 37,298 (834) (6,409) 415,715 10,029 —
$ 2,185,772 $ 98,207 $ 227,584 $ 18,935 $ 17,952 $ 2,093,282 $ 31,433 $ 43,299
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable Moderate Appreciation Allocation Fund
Venerable Large Cap Index Fund $ 423,554 $ 8,322 $ 51,860 $ 4,763 $ 27,295 $ 412,074 $ 3,744 $ 4,097
Venerable Bond Index Fund 100,709 4,822 6,647 (27) (1,831) 97,026 2,358 —
Venerable Intermediate Corporate
Bond Index Fund 302,210 14,887 19,400 (142) (6,369) 291,186 7,939 —
Venerable International Index Fund 182,329 4,304 26,391 2,524 13,086 175,852 1,120 233
$ 1,008,802 $ 32,335 $ 104,298 $ 7,118 $ 32,181 $ 976,138 $ 15,161 $ 4,330
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable World Moderate Allocation Fund
Venerable High Yield Fund $ 60,875 $ 3,503 $ 4,438 $ (27) $ (1,107) $ 58,806 $ 2,221 $ —
Venerable Strategic Bond Fund 90,611 4,846 6,061 (15) (1,513) 87,868 2,109 —

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
270 Notes to Financial Statements
5. Federal Income Taxes
As of June 30, 2026, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
As of June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Venerable World Equity Fund 228,549 1,776 26,446 2,466 15,376 221,721 552 1,044
$ 380,035 $ 10,125 $ 36,945 $ 2,424 $ 12,756 $ 368,395 $ 4,882 $ 1,044
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable Appreciation Allocation Fund
Venerable Large Cap Index Fund $ 825,900 $ 15,414 $ 93,808 $ 8,174 $ 54,133 $ 809,813 $ 7,360 $ 8,053
Venerable Intermediate Corporate
Bond Index Fund 390,764 21,873 25,117 (257) (8,253) 379,010 10,322 —
Venerable International Index Fund 355,761 9,138 49,649 4,647 25,895 345,792 2,201 459
$ 1,572,425 $ 46,425 $ 168,574 $ 12,564 $ 71,775 $ 1,534,615 $ 19,883 $ 8,512
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
Venerable World Appreciation Allocation Fund
Venerable High Yield Fund $ 38,032 $ 2,717 $ 2,850 $ (24) $ (696) $ 37,179 $ 1,392 $ —
Venerable Strategic Bond Fund 56,423 3,982 3,858 (17) (947) 55,583 1,320 —
Venerable World Equity Fund 285,803 2,523 29,690 2,649 19,713 280,998 700 1,325
$ 380,258 $ 9,222 $ 36,398 $ 2,608 $ 18,070 $ 373,760 $ 3,412 $ 1,325
No Expiration
Funds Short Term Long Term Total
Venerable US Small Cap Fund $ 480,387 $ — $ 480,387
Venerable Emerging Markets Equity Fund 14,351 — 14,531
Venerable High Yield Fund 2,424,371 1,979,859 4,404,230
Venerable Strategic Bond Fund 30,286,721 9,269,294 39,556,015
Venerable Mid Cap Index Fund 510,952 78,936 589,888
Venerable Bond Index Fund 228,977 — 228,977
Venerable Intermediate Corporate Bond Index Fund 202,144 — 202,144
Funds
Cost
of Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Venerable US Large Cap Core Equity Fund $ 559,703,978 $ 111,682,136 $ (40,950,208) $ 70,731,928
Venerable US Large Cap Strategic Equity Fund 2,128,040,863 706,438,849 (48,937,442) 657,501,407
Venerable US Small Cap Fund 139,065,565 34,455,172 (6,858,557) 27,596,615
Venerable Emerging Markets Equity Fund 125,780,978 45,551,592 (10,570,338) 34,981,254
Venerable World Equity Fund 953,280,723 189,334,181 (66,727,276) 122,606,905
Venerable High Yield Fund 645,775,355 11,107,959 (12,309,437) (1,201,478)
Venerable Strategic Bond Fund 2,049,571,743 3,569,723 (22,658,467) (19,088,744)
Venerable Large Cap Index Fund 3,456,381,613 1,381,718,024 (196,179,593) 1,185,538,431
Venerable Mid Cap Index Fund 1,040,851,948 153,471,111 (84,787,709) 68,683,402

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Notes to Financial Statements 271
6. Record Ownership
As of June 30, 2026, the following table includes shareholders of record with greater than 5% of the total outstanding shares of each respective Fund:
7. Restricted Securities
Restricted Securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). As of June 30, 2026, the restricted securities held in the Funds were acquired under Rule 144A of the Act and may be sold to qualified institutional buyers in transactions exempt from registration.
As of June 30, 2026, the Funds’ exposure to restricted securities (as a percentage of net assets) was as follows:
Funds
Cost
of Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Venerable Small Cap Index Fund 223,991,866 51,813,932 (15,565,191) 36,248,741
Venerable International Index Fund 863,618,609 180,532,974 (58,940,428) 121,592,546
Venerable Bond Index Fund 353,533,582 125,465 (5,333,486) (5,208,021)
Venerable Intermediate Corporate Bond Index Fund 923,582,502 310,559 (16,230,823) (15,920,264)
Venerable Conservative Allocation Fund 145,651,945 4,615,950 (2,094,204) 2,521,746
Venerable Conservative Appreciation Allocation Fund 439,720,532 23,156,694 (5,278,125) 17,878,569
Venerable World Conservative Allocation Fund 132,687,746 7,231,128 (1,186,536) 6,044,592
Venerable Moderate Allocation Fund 1,926,327,606 180,889,419 (13,934,939) 166,954,480
Venerable Moderate Appreciation Allocation Fund 909,018,040 74,612,221 (7,491,785) 67,120,436
Venerable World Moderate Allocation Fund 341,610,333 28,915,881 (2,131,524) 26,784,357
Venerable Appreciation Allocation Fund 1,395,282,303 146,801,407 (7,469,110) 139,332,297
Venerable World Appreciation Allocation Fund 338,449,815 36,649,175 (1,339,402) 35,309,773
Venerable Inflation Focused Fund 88,588,518 147,085 (642,563) (495,478)
Venerable International Equity Fund 173,852,270 18,355,714 (5,605,445) 12,750,269
Venerable Real Estate Fund 79,760,677 8,867,631 (916,056) 7,951,575
Funds # of Shareholders %
Venerable US Large Cap Core Equity Fund
1 100.0
Venerable US Large Cap Strategic Equity Fund
2 100.0
Venerable US Small Cap Fund
1 100.0
Venerable Real Estate Fund
1 100.0
Venerable International Equity Fund
1 100.0
Venerable Emerging Markets Equity Fund
1 100.0
Venerable World Equity Fund
3 94.9
Venerable High Yield Fund
2 78.1
Venerable Strategic Bond Fund
2 89.8
Venerable Inflation Focused Fund
1 100.0
Venerable Large Cap Index Fund
3 96.2
Venerable Mid Cap Index Fund
1 100.0
Venerable Small Cap Index Fund
1 100.0
Venerable International Index Fund
3 93.4
Venerable Bond Index Fund
4 100.0
Venerable Intermediate Corporate Bond Index Fund
3 92.8
Venerable Conservative Allocation Fund
1 100.0
Venerable Conservative Appreciation Allocation Fund
1 100.0
Venerable World Conservative Allocation Fund
1 100.0
Venerable Moderate Allocation Fund
1 100.0
Venerable Moderate Appreciation Allocation Fund
1 100.0
Venerable World Moderate Allocation Fund
1 100.0
Venerable Appreciation Allocation Fund
1 100.0
Venerable World Appreciation Allocation Fund
1 100.0

Venerable Variable Insurance Trust
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
272 Notes to Financial Statements
8. Contractual Obligations
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
9. Risk Factors
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’
financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the
Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a
Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures
(including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure except the following:
At a meeting held on June 17-18, 2026, the Board of Trustees of the Trust approved Directed Services, LLC (“DSL”) to serve as the
Trust’s distributor effective July 1, 2026. DSL is a limited liability company in the State of Delaware and a wholly owned subsidiary of Venerable Holdings, Inc. DSL is located at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380.
Funds %
Venerable International Equity Fund
2.0
Venerable Emerging Markets Equity Fund
3.5
Venerable World Equity Fund
0.6
Venerable High Yield Fund
92.0
Venerable Strategic Bond Fund
23.1
Venerable Inflation Focused Fund
27.5
Venerable International Index Fund
1.0
Venerable Bond Index Fund
0.1
Venerable Intermediate Corporate Bond Index Fund
1.2

Venerable Variable Insurance Trust
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 273
At an in-person meeting held on June 17 - 18, 2026, the Board of Trustees (the “Board”) of the Venerable Variable Insurance Trust
(the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent
Trustees”), considered and unanimously approved the renewal of the following investment advisory agreements:
• an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Venerable Investment
Advisers, LLC (the “Adviser”), with respect to the Venerable Moderate Allocation Fund, Venerable US Large
Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, and Venerable Large
Cap Index Fund, each a series of the Trust (each a “Fund”, and collectively, the “Funds”);
• a Discretionary Sub-Management and Sub-Administrative Services Agreement (the “RIM Agreement”) between the Trust, the Adviser, and Russell Investment Management, LLC (“RIM”), with respect to the Venerable Large
Cap Index Fund (the “RIM Fund”);
• a Discretionary Sub-Management Agreement (the “Franklin Agreement”) between the Trust, the Adviser, and
Franklin Advisers, Inc. (“Franklin”), with respect to the Venerable High Yield Fund, Venerable US Large Cap
Strategic Equity Fund, and Venerable Strategic Bond Fund (collectively, the “FT Funds”); and
• Non-Discretionary Sub-Management Agreements (collectively, the “Franklin Sub-Management Agreements”)
between Franklin and each of ClearBridge Investments, LLC (“Clearbridge”) and Brandywine Global Investment
Management, LLC (“Brandywine”, and together with Clearbridge, the “Franklin Large Cap Strategic Non-
Discretionary Sub-Advisers”), with respect to the Venerable US Large Cap Strategic Equity Fund.
At an in-person meeting held on March 10, 2026, the Board, including the Independent Trustees, considered and unanimously approved the following investment advisory agreement:
• Non-Discretionary Sub-Management Agreement (the “RIM Sub-Management Agreement”) between the
Adviser, RIM and Oaktree Fund Advisors, LLC (“Oaktree” or a “RIM Non-Discretionary Sub-Adviser”) for
the Venerable Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”).
1
Each of the Venerable Moderate Allocation Fund, Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund,
Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Emerging Markets Equity Fund is referred to herein as a
Fund, and collectively, the Funds. RIM, Franklin, Oaktree, and the Franklin Large Cap Strategic Non-Discretionary Sub-Advisers
are collectively referred to herein as Sub-Advisers. The Sub-Advisers provide investment sub-advisory services to the applicable
Funds. The Advisory Agreement, RIM Agreement, Franklin Agreement, Franklin Sub-Management Agreements, and RIM Sub-
Management Agreement are collectively referred to herein as Agreements.
In connection with its deliberations, the Board considered information requested on behalf of the Independent Trustees and prepared by the Adviser and the Sub-Advisers including memoranda and other materials provided to the Trustees prior to and during the meetings. The information provided to the Trustees described, among other things, the services provided by and fees paid to the
Adviser and the Sub-Advisers; related performance information; and other matters. The Board considered that the Adviser had conducted extensive due diligence on the Sub-Advisers from an investment management, operational and compliance perspective.
The Independent Trustees also met in executive session with counsel to the Independent Trustees on multiple occasions to discuss the Agreements and review the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meetings and during their deliberations regarding the Agreements, and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Agreements. With respect to Oaktree, the
Board also considered the foregoing and other information provided at the Board’s March 27 – 28, 2025 meeting.
In approving the Agreements with respect to each Fund, each Trustee, after considering all factors they deemed relevant, reached a determination through the exercise of their own business judgment, that the fees payable to the Adviser and the Sub-Advisers, as applicable, were fair and reasonable and that the approval of the Agreements was in the best interests of each Fund and its investors.
The Board considered each Fund and each Agreement separately. In considering the Agreements, the Trustees did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. Although the Board gave attention to all

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274 Basis for Approval of Investment Advisory Contracts
information provided, some of the primary factors the Board deemed relevant to its decision to approve the Agreements with respect to each Fund are discussed below.
Appointment of Venerable Investment Advisers, LLC as Investment Adviser and Approval of the Advisory Agreement (All Funds
other than the Venerable Emerging Markets Equity Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services provided to the Funds by the Adviser and its affiliates, and the
Adviser’s responsibilities with respect to each of the Funds. The Board considered that the Adviser was responsible for, among other things, developing the investment strategy for the Funds; researching, selecting and hiring any sub-adviser(s), and conducting on-
going due diligence on and monitoring of any sub-adviser(s); overseeing the selection of investments for the Funds; monitoring and evaluating the performance of the Funds; monitoring the investment operations and composition of the Funds and, in connection therewith, monitoring compliance with each Fund’s investment objective, policies and restrictions, as well as each Fund’s compliance with applicable law; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Funds among any sub-adviser and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives related to the Funds.
The Board also considered information regarding the Adviser’s process for selecting and monitoring any sub-advisers to the Funds and the other service providers to each Fund, as well as its process for evaluating, monitoring and overseeing any sub-adviser’s investment strategy. In addition, the Board considered information regarding the qualifications and experience of, and resources available to, the Adviser personnel who performed those functions with respect to the Funds. The Board further considered that the
Adviser also provided the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and was responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the
Trust and its assets. The Board also considered that the Adviser had assumed significant entrepreneurial risk in sponsoring the Funds and that the Adviser would continue to bear and assume significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to each Fund. The Board considered that the Adviser’s responsibilities with respect to the Funds also included monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks related to the Funds.
The Board also considered the benefits that shareholders would experience from participation in a mutual fund sponsored by the
Adviser, including the benefits of investing in a fund that was part of a large fund complex offering access to a wide range of portfolios, sub-advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates provided to the Funds and their shareholders.
Based on its review, the Board, including the Independent Trustees, determined, with respect to each Fund, that the nature, quality and extent of the services to be provided by the Adviser were appropriate for the Funds, in light of its investment objectives, and, thus, supported a decision to renew the Advisory Agreement.
•
Advisory Fees and Expenses
The Board considered each Fund’s advisory fee in light of the nature, quality and extent of the services provided by the Adviser.
In addition, the Board considered the relative level of the sub-advisory fee paid to each Fund’s Sub-Adviser and the advisory fee retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained, and risks assumed by the
Adviser and not delegated to or assumed by a Sub-Adviser.
With respect to the Advisory Agreement, the Board also considered information provided by the Adviser comparing the advisory fee rate and expense ratios for each Fund to the advisory fee rates and expense ratios of comparable mutual funds, including information compiled with data from Broadridge, an independent provider of mutual fund industry data.
In particular, the Board noted the following information included in the Broadridge data:
• With respect to the Venerable High Yield Fund, the Board noted that although the Fund’s advisory fee

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rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. In addition, the Board noted the Fund’s actual total expenses were not significantly higher than the median of both its expense group and expense universe.
• With respect to the Venerable Large Cap Index Fund, the Board noted that although the Fund’s advisory fee rate was the highest among its expense group and above the median of both its expense group and expense universe, it was not significantly higher than the median of either. In addition, the Board noted
the Fund’s actual total expenses were slightly above the median of both its expense group and expense universe.
• With respect to the Venerable Moderate Allocation Fund, the Board noted the Fund’s advisory fee rate was slightly above the median of both its expense group and its expense universe. In addition, the
Board noted the Fund’s actual total expenses were among the highest in its expense group and expense universe, but were not significantly higher than the median of both its expense group and expense universe.
• With respect to the Venerable Strategic Bond Fund, the Board noted that although the Fund’s advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s actual total expenses were higher than the median of both its expense group and expense universe; however, the total expenses were not significantly higher than the median of the expense group and below the highest total expenses in the expense universe.
• With respect to the Venerable US Large Cap Strategic Equity Fund, the Board noted that although the
Fund’s advisory fee rate was among the highest in its expense group and expense universe, it was not significantly higher than the median of either. The Board also noted the Fund’s actual total expenses were higher than the median of both its expense group and expense universe, although not significantly higher than the median of either.
In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its fees through August 2027 such that each Fund’s net expense ratios would not exceed the levels set forth in its current prospectus. The
Board noted that, to the extent that the Adviser waived fees pursuant to the expense limitation arrangement, the actual advisory fee paid by the Fund could be lower than its contractual advisory fee rate. Based on its review, the Board, including the Independent
Trustees, determined that the advisory fee for each Fund was fair and reasonable.
•
Performance
The Board considered each Fund’s performance for the various periods, as compared to the Fund’s index, and comparable mutual funds, including performance information compiled with data from Broadridge. The Board noted that the Adviser did not have any other clients with investment mandates similar to those of the Funds. In particular, the Board noted the following information included in the Broadridge data:
• With respect to the net total returns of Venerable High Yield Fund, the Board noted that the Fund had underperformed its benchmark for the one-year and since-inception periods ended December 31, 2025.
The Board also noted that while the Fund’s performance was equal to the median of the performance universe for the one-year period ended December 31, 2025, the Fund had slightly underperformed the performance universe median for the since-inception period ended December 31, 2025.
• With respect to the net total returns of Venerable Large Cap Index Fund, the Board noted that the Fund had underperformed its benchmark for the one-year and since-inception periods ended December 31,
2025. The Board also noted that the Fund had outperformed the performance universe median for the one-year and since-inception periods ended December 31, 2025.
• With respect to the net total returns of Venerable Moderate Allocation Fund, the Board noted that the
Fund had slightly underperformed its benchmark for the one-year and since-inception periods ended

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276 Basis for Approval of Investment Advisory Contracts
December 31, 2025. The Board also noted that the Fund had outperformed the performance universe median for the since-inception period ended December 31, 2025, while modestly trailing the median for the one-year period ended December 31, 2025.
• With respect to the net total returns of Venerable Strategic Bond Fund, the Board noted that the Fund had underperformed its benchmark for the one-year and since-inception periods ended December 31,
2025. The Board also noted that the Fund had underperformed the performance universe median for the since-inception period ended December 31, 2025, but was in line with the median for the one-year period ended December 31, 2025.
• With respect to the net total returns of Venerable US Large Cap Strategic Equity Fund, the Board noted
that the Fund had underperformed its benchmark for the one-year and since-inception periods ended
December 31, 2025. The Board also noted that the Fund had underperformed the performance universe median for the since-inception and one-year periods ended December 31, 2025, although it was not significantly lower than the median for either period.
Based on its review of the information provided, the Board, including the Independent Trustees, determined that the performance of each Fund was acceptable and noted that it would continue to monitor and review each Fund’s performance on an ongoing basis.
•
Profitability and Costs
The Board considered the level of profits realized by the Adviser in connection with the operation of each Fund. The Board referred to a report included in the meeting materials that included the Adviser’s profitability by Fund for the year ended December 31,
2025. The Board noted the report took into account the revenue the Adviser received under both the Advisory Agreement and the administrative services agreement between the Trust and the Adviser with respect to each Fund. Based on its review, the Board did not consider the Adviser’s estimated profitability to be excessive but noted that it would continue to evaluate profitability on at least an annual basis.
•
Economies of Scale
The Board considered whether as the Funds grew larger economies of scale or efficiencies would be realized by the Adviser and reflected in the advisory and administrative fees charged to the Funds. The Board noted that any precise determination was inherently subject to assumptions and subjective assessments, and considered that any economies of scale or efficiencies could be shared with
Funds and their shareholders in a variety of ways including the Adviser (i) subsidizing a Fund’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the Fund’s total expense ratio does not exceed certain levels, (ii)
setting the advisory and/or other fees or other fees so that a Fund is priced to scale, which assumes that the Fund has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the Adviser, and
(iii) reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to a Fund and its shareholders.
The Board took into account that the Adviser had agreed to assume certain expenses of each Fund by making payments or waiving all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Fund’s net expense ratios did not exceed the contractual levels disclosed in the Fund’s current prospectus. The Board also considered that the Adviser could potentially share economies of scale or efficiencies with the Funds through reinvestment in, and enhancements to, the services that the Adviser provided to the Funds and their shareholders over time, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Funds, and the ongoing development of the Adviser’s infrastructure.
The Board considered these factors, and the relationship they bore to the fees charged to each Fund by the Adviser and concluded that there was a reasonable sharing of benefits from any economies of scale or efficiencies with each Fund at current asset levels.
The Board noted, however, that it would monitor future growth in each Fund’s assets to determine whether economies of scale or efficiencies should be reflected to a greater extent in the Funds’ fee arrangements.

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•
Fall-Out and Other Benefits
The Board considered the extent to which fall-out benefits could accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Trust. In particular, the Board noted that the Adviser also served as the administrator for the Funds and received compensation for acting in that capacity and that it was proposed that Directed Services LLC, an affiliate of the Adviser, serve as the distributor for the Funds (the “Distributor”). The Board also took into account that the Distributor could receive payments through the Fund’s Rule 12b-1 plan for providing distribution and shareholder services to owners of variable annuity contracts and variable life insurance policies invested in the Funds. The Board noted that the Adviser’s affiliated insurance company, as depositor of the insurance company separate accounts investing in each of the Funds, received certain significant tax benefits associated with such investments as well as other potential benefits. The Board considered that the Funds were offered as investment options through variable insurance contracts offered and sold by the Adviser’s insurance company affiliate and that the performance of a Fund could impact, positively or negatively, the insurance company’s ability to hedge the risks associated with its guarantees provided as the issuer of such contracts. The Board also noted that the Adviser’s insurance company affiliate and the Distributor each could receive compensation, which could include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
Appointment of Russell Investment Management, LLC as Sub-Adviser and Approval of Discretionary Sub-Management
and Sub-Administrative Services Agreement (Venerable Large Cap Index Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services provided to the RIM Fund by RIM. The Board considered RIM’s responsibilities with respect to the RIM Fund pursuant to the RIM Agreement, and RIM’s relevant experience. The Board noted
that, subject to the oversight of the Adviser, RIM was responsible for making investment decisions with respect to the RIM Fund;
placing with brokers or dealers orders for the purchase and sale of investments for the RIM Fund; assisting the Adviser in overseeing any RIM Non-Discretionary Sub-Advisers (as applicable) to the RIM Fund; and performing certain related administrative and compliance functions. The Board also considered information regarding RIM’s process for selecting investments for the RIM Fund, as well as information regarding the qualifications and experience of RIM’s portfolio managers who provided services to the RIM
Fund. In addition, the Board considered the Adviser’s familiarity with, and confidence in, RIM, and the results of the Adviser’s due diligence. The Board also considered information regarding RIM’s procedures for executing portfolio transactions for the RIM Fund and RIM’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding RIM’s trading experience and how RIM sought to achieve “best execution” on behalf of the RIM Fund.
The Board then considered that RIM confirmed it did not manage any other accounts with a similar investment strategy to the strategy for the RIM Fund. The Board also considered RIM’s expertise, resources, investment strategy, and personnel for advising the RIM Fund.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the RIM Fund, that the nature, quality, and extent of the services provided by RIM were appropriate, in light of its investment objective and, thus, supported a decision to renew the RIM Agreement.
•
Fee
With respect to the RIM Agreement relating to the RIM Fund, the Board considered the sub-advisory fee for RIM in light of the nature, quality and extent of the services provided by RIM. The Board considered the relative level of the sub-advisory fee paid to
RIM with respect to the RIM Fund and the advisory fee retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained, and risks assumed by the Adviser and not delegated to or assumed by RIM.
The Board further noted that the Adviser, and not the RIM Fund, paid RIM and that the sub-advisory fees were negotiated between
RIM and the Adviser. Moreover, the Board noted that the Adviser believed that the fees agreed upon with RIM were reasonable in

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light of the nature, quality, and extent of the investment sub-advisory services provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the RIM Fund, that the sub-advisory fee for RIM was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to RIM and its affiliates as a result of its relationship with the Trust. In particular, the Board noted that (i) RIM’s affiliated broker, Russell Investments Implementation
Services, LLC, could receive commissions for effecting portfolio transactions for the RIM Fund; (ii) RIM, its affiliates and their fund complexes could obtain lower commission rates and more effective trade execution from aggregation of trades of the RIM
Fund and other clients; (iii) RIM, its affiliates and their fund complexes could benefit from fee schedules negotiated with certain service providers which are based on global assets under management (e.g., non-discretionary sub-advisers and custodians); (iv)
it was possible that certain service providers could charge RIM and its affiliates lower fees based on the totality of the business relationships between the parties; and (v) certain RIM affiliates could provide services to the Trust and receive fees for such services.
In addition, the Board noted that RIM could benefit indirectly from its relationships with the RIM Fund, including through the reputation of being employed by the Adviser and that RIM’s potential inclusion of the RIM Fund’s assets and performance record in composites it used could contribute to RIM’s ability to obtain other clients for its investment management services. The Board also noted that RIM benefitted from greater exposure in the marketplace with respect to its investment processes and from expanding its level of assets under management, and that RIM could derive benefits from its association with the Adviser and other sub-advisers
(as applicable) to a Fund. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out”
and other benefits on an ongoing basis.
The Board noted the performance information for the RIM Fund, as previously considered in its consideration of the renewal of the Advisory Agreement. The Board discussed profitability and economies of scale as factors of consideration and determined that they were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee paid by each Fund.
Appointment of Franklin Advisers, LLC as Sub-Adviser and Approval of Discretionary Sub-Management Agreement
(FT Funds)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services provided to each FT Fund by Franklin. The Board considered
Franklin’s responsibilities with respect to each FT Fund pursuant to the Franklin Agreement, and Franklin’s relevant experience.
The Board noted that, subject to the oversight of the Adviser, Franklin was responsible for making investment decisions with respect to each FT Fund; placing with brokers or dealers orders for the purchase and sale of investments for each FT Fund; and
assisting the Adviser in overseeing any Franklin Non-Discretionary Sub-Advisers (as applicable) to an FT Fund. The Board also considered information regarding Franklin’s process for selecting investments for each FT Fund, as well as information regarding the qualifications and experience of Franklin’s portfolio managers who provided services to each FT Fund. The Board also considered the Adviser’s familiarity with, and confidence in, Franklin, and the results of the Adviser’s due diligence. The Board also considered information regarding Franklin’s procedures for executing portfolio transactions for each FT Fund and Franklin’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding Franklin’s trading experience and how Franklin sought to achieve “best execution” on behalf of each FT Fund.
The Board also considered Franklin’s expertise, resources, investment strategy, and personnel for advising each FT Fund.
Based on its review, the Board, including the Independent Trustees, determined, with respect to each FT Fund, that the nature, quality and extent of the services provided by Franklin were appropriate for the FT Fund in light of its investment objective and, thus, supported a decision to approve the Franklin Agreement.
•
Fee

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With respect to the Franklin Agreement relating to each FT Fund, the Board considered the sub-advisory fee for Franklin in light of the nature, quality and extent of the services provided by Franklin. The Board considered the relative levels of the sub-advisory fee paid to Franklin with respect to each FT Fund and the advisory fee retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by Franklin.
The Board noted that the Adviser, and not the FT Funds, paid Franklin and that the sub-advisory fees were negotiated between
Franklin and the Adviser. Moreover, the Board noted that the Adviser believed the fees agreed upon with Franklin were reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to each FT Fund, that the sub-advisory fee for Franklin was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to Franklin as a result of its relationship with the Trust. In particular, the Board noted Franklin could benefit indirectly from its relationships with the FT Funds, including through the reputation of being employed by the Adviser and Franklin’s potential inclusion of the FT Funds’ assets and performance record in composites it used could contribute to Franklin’s ability to obtain other clients for its investment management services. In addition, the Board took into account that Franklin could receive research and services obtained with client commissions generated by the FT Funds and that research/services obtained with client commissions generated by Franklin’s clients could be shared with Franklin’s advisory affiliates. The Board also noted that Franklin could benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and that Franklin could derive benefits from its association with the Adviser and other sub-advisers (as applicable) to a Fund. The Board, including the Independent
Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board noted the performance information for each FT Fund, as previously considered in its consideration of the renewal of the
Advisory Agreement. The Board discussed profitability and economies of scale as factors of consideration and determined that they were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee paid by each Fund.
Appointment of Franklin Large Cap Strategic Non-Discretionary Sub-Advisers and Approval of Non-Discretionary
Sub-Management Agreements (Venerable US Large Cap Strategic Equity Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services provided by each Franklin Large Cap Strategic Non-Discretionary
Sub-Adviser to the Venerable US Large Cap Strategic Equity Fund. The Board considered that, subject to the oversight of the
Adviser and Franklin, each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser was responsible for providing Franklin with a model portfolio based on certain investment guidelines for the Venerable US Large Cap Strategic Equity Fund, and Franklin
utilized each model portfolio when purchasing and selling securities for a specific portion of the Fund. The Board also considered the Adviser’s and Franklin’s familiarity with, and confidence in, each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser,
and the results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the Venerable US Large Cap
Strategic Equity Fund, that the nature, quality and extent of the services provided by each Franklin Large Cap Strategic Non-
Discretionary Sub-Adviser were appropriate for the Venerable US Large Cap Strategic Equity Fund in light of its investment objective and, thus, supported a decision to renew the Franklin Sub-Management Agreements.
•
Fee
With respect to the Franklin Sub-Management Agreements relating to the Venerable US Large Cap Strategic Equity Fund, the Board

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280 Basis for Approval of Investment Advisory Contracts
considered the sub-management fees in light of the nature, quality and extent of the services provided by each Franklin Large Cap
Strategic Non-Discretionary Sub-Adviser. The Board considered the relative levels of the sub-management fee paid to each Franklin
Large Cap Strategic Non-Discretionary Sub-Adviser with respect to the Venerable US Large Cap Strategic Equity Fund, the sub-
advisory fee retained by Franklin, and the advisory fee retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and Franklin and not delegated to or assumed by a Franklin Large
Cap Strategic Non-Discretionary Sub-Adviser. The Board noted that, with respect to sub-management compensation, Franklin and its affiliated sub-advisers utilized internal transfer pricing arrangements. The Board further noted that Franklin, and not the
Fund, paid each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser and that each sub-management fee was negotiated between Franklin and each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the Board noted that the Adviser believed that the fee agreed upon with each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser was reasonable in light of the nature, quality and extent of the services provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the Venerable
US Large Cap Strategic Equity Fund, that the sub-management fee to each Franklin Large Cap Strategic Non-Discretionary Sub-
Adviser was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to each Franklin Large Cap Strategic
Non-Discretionary Sub-Adviser as a result of its relationship with the Trust, including greater exposure in the marketplace. The
Board noted that each Franklin Large Cap Strategic Non-Discretionary Sub-Adviser could benefit indirectly from its relationship with the Venerable US Large Cap Strategic Equity Fund, including through the reputation of being engaged by the Adviser and
Franklin, and a Franklin Large Cap Strategic Non-Discretionary Sub-Adviser’s potential inclusion of the Venerable US Large Cap
Strategic Equity Fund’s assets and performance record in composites it used could contribute to a Franklin Large Cap Strategic
Non-Discretionary Sub-Adviser’s ability to obtain other clients for its investment management services. The Board, including the
Independent Trustees, determined that it would continue to review any “fall-out” and other benefits on an ongoing basis.
The Board noted the performance information for the Venerable US Large Cap Strategic Equity Fund, as previously considered in its consideration of the renewal of the Advisory Agreement. The Board discussed profitability and economies of scale as factors of consideration and determined that, at that time, they were most relevant in the context of the Board’s consideration of the Advisory
Agreement and the aggregate advisory fee paid by each Fund.
Appointment of Oaktree as a RIM Non-Discretionary Sub-Adviser and Approval of Non-Discretionary Sub-Management
Agreement (Venerable Emerging Markets Equity Fund)
•
Nature, Quality and Extent of Services
The Board evaluated the nature, quality and extent of the services proposed to be provided by Oaktree to the Venerable Emerging
Markets Equity Fund. The Board considered that, subject to the oversight of the Adviser and RIM, Oaktree would be responsible for providing RIM with a model portfolio based on certain investment guidelines for the Venerable Emerging Markets Equity Fund and RIM would utilize each model portfolio when purchasing and selling securities for a specific portion of the Venerable Emerging
Markets Equity Fund. The Board also considered the Adviser’s and RIM’s familiarity with, and confidence in, Oaktree, and the results of the Adviser’s due diligence.
Based on its review, the Board, including the Independent Trustees, determined, with respect to the Venerable Emerging Markets
Equity Fund, that the nature, quality and extent of the services to be provided by Oaktree were appropriate for the Venerable
Emerging Markets Equity Fund in light of its investment objective and, thus, supported a decision to approve the RIM Sub-
Management Agreement.
•
Fee
With respect to the RIM Sub-Management Agreement relating to the Venerable Emerging Markets Equity Fund, the Board

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considered the proposed sub-management fee in light of the nature, quality and extent of the services proposed to be provided by
Oaktree. The Board considered the relative levels of the sub-management fee to be paid to Oaktree with respect to the Venerable
Emerging Markets Equity Fund, the sub-advisory fee to be retained by RIM, and the advisory fee to be retained by the Adviser, in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and RIM and not delegated to or assumed by Oaktree. The Board further noted that RIM, and not the Fund, would pay Oaktree and that the proposed sub-management fee was negotiated between RIM and Oaktree, with final sign-off by the Adviser prior to submission to the Board for approval. Moreover, the Board noted that the Adviser believed that the fee agreed upon with Oaktree was reasonable in light of the nature, quality and extent of the services to be provided. Based on its review, the Board, including the Independent Trustees, determined, with respect to the Venerable Emerging Markets Equity Fund, that the proposed sub-management fee for Oaktree was fair and reasonable.
•
Fall-Out and Other Benefits
The Board also considered possible fall-out benefits and other types of benefits that could accrue to Oaktree as a result of its relationship with the Trust, including greater exposure in the marketplace. The Board noted that Oaktree could benefit indirectly from its relationship with the Venerable Emerging Markets Equity Fund, including through the reputation of being engaged by the Adviser and RIM, and RIM’s and/or Oaktree’s potential inclusion of the Venerable Emerging Markets Equity Fund’s assets and performance record in composites it used could contribute to Oaktree’s ability to obtain other clients for their investment management services. The Board, including the Independent Trustees, determined that it would continue to review any “fall-out”
and other benefits on an ongoing basis.
The Board discussed profitability and economies of scale as factors of consideration and determined that, at that time, they were most relevant in the context of the Board’s consideration of the Advisory Agreement and the aggregate advisory fee to be paid by each Fund.
1
In connection with the approval of the RIM Sub-Management Agreement, the Trustees also took into account their prior findings and conclusions made at the
Board’s March 27 – 28, 2025 meeting in connection with the most recent approval of the RIM Sub-Management Agreement.

Venerable Variable Insurance Trust
Adviser, Sub-Advisers and Service Providers — June 30, 2026 (Unaudited)
282 Adviser, Sub-Advisers and Service Providers
Interested Trustees
Michal Levy
Independent Trustees
Sherilyn Anderson
John Guy
Julian Sluyters
Officers
Michal Levy, President and Chief Executive Officer
John Bruggeman, Treasurer
Christopher Joe, Chief Compliance Officer
Kristina Magolis, Secretary and Chief Legal Officer
Julie Vossler, Assistant Secretary
Adviser and Administrator
Venerable Investment Advisers, LLC
1475 Dunwoody Drive, Suite 200
West Chester, PA 19380
Discretionary Sub-Advisers
Russell Investment Management, LLC
401 Union Street
18th floor
Seattle, WA 98101
Franklin Advisers, Inc.
1 Franklin Parkway
San Mateo, CA 94403
Transfer and Dividend Disbursing Agent
Russell Investments Fund Services, LLC
401 Union Street
18th floor
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1475 Dunwoody Drive, Suite 200
West Chester, PA 19380
(800) 366-0066
Legal Counsel
Morgan, Lewis & Bockius LLP
101 Park Avenue
New York, NY 10178
Distributor*
Russell Investments Financial Services, LLC
401 Union Street
18th floor
Seattle, WA 98101
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, PA 19103
Non-Discretionary Sub-Advisers
Venerable US Large Cap Core Equity Fund
Allspring Global Investments, LLC, Charlotte, NC
J.P. Morgan Investment Management Inc., New York, NY
Jacobs Levy Equity Management, Inc., Florham, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
Venerable US Large Cap Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
ClearBridge Investments, LLC, New York, NY
Putnam Investment Management, LLC, Boston, MA
Venerable US Small Cap Fund
Putnam Investment Management, LLC, Boston, MA
Royce Investment Partners, New York, NY
Venerable Real Estate Fund
Duff & Phelps Investment Management Co., Chicago, IL
Wellington Management Company LLP, Boston, MA
Venerable International Equity Fund
ClearBridge Investments, LLC, New York, NY
Putnam Investment Management, LLC, Boston, MA
Venerable Emerging Markets Equity Fund
Axiom Investors LLC, Greenwich, CT
Barrow, Hanley, Mewhinney & Strauss LLC, Dallas, TX
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management, LLC, New York, NY
Sands Capital Management, LLC, Arlington, VA
Venerable World Equity Fund
Intermede Global Partners Inc., San Francisco, CA and
Intermede Investment Partners Limited, London, UK
Numeric Investors LLC, Boston, MA
Sanders Capital, LLC, West Palm Beach, FL
Wellington Management Company LLP, Boston, MA
Note: Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable
Inflation Focused Fund, Venerable Bond Index Fund and Venerable Interme-
diate Corporate Bond Index Fund are sub-advised by Franklin Advisers, Inc.
Venerable Large Cap Index Fund, Venerable Mid Cap Index Fund, Venerable
Small Cap Index Fund, Venerable International Index Fund, Venerable Con-
servative Allocation Fund, Venerable Conservative Appreciation Allocation
Fund, Venerable World Conservative Allocation Fund, Venerable Moderate
Allocation Fund, Venerable Moderate Appreciation Allocation Fund, Ven-
erable World Moderate Allocation Fund, Venerable Appreciation Allocation
Fund and Venerable World Appreciation Allocation Fund are sub-advised by
Russell Investment Management, LLC.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.
* Effective July 1, 2026, Directed Services, LLC (“DSL”) serves as the Trust's distributor. DSL is located at 1475 Dunwoody Drive, Suite 200, West Chester, PA
19380.

Venerable Variable Insurance
Trust
1475 Dunwoody Dr
Suite 200
West Chester, Pennsylvania
19380
800-366-0066

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)    Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)     Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Venerable Variable Insurance Trust

By:      /s/ Michal Levy
            Michal Levy
President and Chief Executive Officer (Principal Executive Officer), Venerable Variable Insurance Trust
Date:  August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Michal Levy
            Michal Levy
President and Chief Executive Officer (Principal Executive Officer), Venerable Variable Insurance Trust
Date:  August 27, 2026

By:      /s/ John Bruggeman
            John Bruggeman
Treasurer (Principal Financial Officer), Venerable Variable Insurance Trust
Date:  August 27, 2026